UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5251

Fidelity Concord Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® U.S. Bond Index

May 31, 2005

1.816026.100

UBI-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 16.8%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.6%
Automobiles - 0.6%
Ford Motor Co.:
6.625% 10/1/28	$ 2,235	$ 1,765
7.45% 7/16/31	19,370	16,199
General Motors Corp. 8.375% 7/15/33	19,905	15,249
		33,213
Media - 0.8%
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	4,056
Cox Communications, Inc.:
4.625% 6/1/13	2,400	2,314
7.125% 10/1/12	1,305	1,455
7.75% 11/1/10	6,200	7,020
Liberty Media Corp. 8.25% 2/1/30	6,620	6,451
News America Holdings, Inc. 7.75% 12/1/45	3,160	3,856
News America, Inc. 6.2% 12/15/34	6,115	6,322
Time Warner Entertainment Co. LP 8.375% 7/15/33	10,000	13,245
Time Warner, Inc. 6.625% 5/15/29	3,050	3,392
		48,111
Multiline Retail - 0.2%
Target Corp. 3.375% 3/1/08	11,500	11,298
TOTAL CONSUMER DISCRETIONARY		92,622
CONSUMER STAPLES - 0.4%
Food Products - 0.2%
ConAgra Foods, Inc. 6.7% 8/1/27	4,000	4,646
Unilever Capital Corp. 7.125% 11/1/10	7,000	7,920
		12,566
Tobacco - 0.2%
Altria Group, Inc. 7% 11/4/13	2,765	3,069
Philip Morris Companies, Inc. 7.65% 7/1/08	4,600	5,014
		8,083
TOTAL CONSUMER STAPLES		20,649
ENERGY - 1.5%
Energy Equipment & Services - 0.1%
Petronas Capital Ltd. 7% 5/22/12 (b)	7,900	8,996
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 1.4%
Amerada Hess Corp.:
6.65% 8/15/11	$ 4,230	$ 4,605
7.125% 3/15/33	3,340	3,830
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	7,350	7,396
Empresa Nacional de Petroleo 6.75% 11/15/12 (b)	4,920	5,384
Enterprise Products Operating LP 5.75% 3/1/35 (b)	4,100	3,964
Kinder Morgan Energy Partners LP:
5.125% 11/15/14	2,200	2,211
5.8% 3/15/35	4,260	4,266
Nexen, Inc. 5.875% 3/10/35	9,180	9,062
Pemex Project Funding Master Trust:
6.125% 8/15/08	7,500	7,789
7.375% 12/15/14	5,000	5,603
7.875% 2/1/09 (d)	5,370	5,883
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (b)	4,965	5,906
Talisman Energy, Inc. 5.125% 5/15/15	7,950	8,067
Williams Companies, Inc.:
7.125% 9/1/11	2,190	2,343
7.5% 1/15/31	910	953
		77,262
TOTAL ENERGY		86,258
FINANCIALS - 7.5%
Capital Markets - 1.9%
Bank of New York Co., Inc. 3.4% 3/15/13 (d)	10,000	9,719
Bear Stearns Companies, Inc. 4% 1/31/08	2,935	2,920
Credit Suisse First Boston (USA), Inc. 4.625% 1/15/08	8,965	9,063
Goldman Sachs Group, Inc.:
5.25% 10/15/13	12,685	13,048
6.125% 2/15/33	12,440	13,450
JPMorgan Chase Capital XV 5.875% 3/15/35	15,000	15,206
Lazard LLC 7.125% 5/15/15 (b)	9,680	9,765
Legg Mason, Inc. 6.75% 7/2/08	3,085	3,322
Merrill Lynch & Co., Inc. 4.25% 2/8/10	12,475	12,406
Morgan Stanley 6.6% 4/1/12	10,000	11,072
NationsBank Corp. 6.375% 2/15/08	4,750	5,012
State Street Corp. 7.65% 6/15/10	5,000	5,794
		110,777
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - 0.9%
Bank of America Corp. 6.25% 4/15/12	$ 2,790	$ 3,067
Corporacion Andina de Fomento 5.2% 5/21/13	3,655	3,706
FleetBoston Financial Corp. 3.85% 2/15/08	7,300	7,242
Korea Development Bank:
3.875% 3/2/09	2,775	2,719
5.75% 9/10/13	5,755	6,110
Mellon Financial Co. 6.7% 3/1/08	5,000	5,328
PNC Funding Corp. 7.5% 11/1/09	7,000	7,861
SouthTrust Corp. 5.8% 6/15/14	4,410	4,719
UnionBanCal Corp. 5.25% 12/16/13	5,420	5,578
Wachovia Bank NA 4.875% 2/1/15	4,260	4,316
		50,646
Consumer Finance - 1.1%
Capital One Bank 5% 6/15/09	7,500	7,610
Ford Motor Credit Co. 7.375% 2/1/11	7,000	6,668
General Motors Acceptance Corp. 5.11% 12/1/14 (d)	10,610	8,613
Household Finance Corp. 4.125% 11/16/09	15,135	14,938
Household International, Inc. 8.875% 2/15/08	9,175	9,482
MBNA Corp. 7.5% 3/15/12	5,960	6,796
Pitney Bowes Credit Corp. 5.75% 8/15/08	6,000	6,336
		60,443
Diversified Financial Services - 1.0%
CC Funding Trust I 6.9% 2/16/07	8,510	8,872
Citigroup, Inc. 4.125% 2/22/10	6,780	6,727
International Lease Finance Corp. 4.375% 11/1/09	7,500	7,494
JPMorgan Chase & Co.:
5.75% 1/2/13	4,500	4,809
6.75% 2/1/11	16,925	18,755
Prime Property Funding II, Inc. 5.125% 6/1/15	7,655	7,631
		54,288
Insurance - 0.6%
Aegon NV 4.75% 6/1/13	9,375	9,381
Axis Capital Holdings Ltd. 5.75% 12/1/14	4,890	5,025
MetLife, Inc. 6.125% 12/1/11	10,000	10,885
Principal Life Global Funding I 6.25% 2/15/12 (b)	2,600	2,869
Prudential Financial, Inc. 4.104% 11/15/06	5,310	5,340
		33,500
Real Estate - 1.6%
Archstone Smith Operating Trust 5.25% 5/1/15	5,500	5,578
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate - continued
Arden Realty LP:
5.2% 9/1/11	$ 4,080	$ 4,137
7% 11/15/07	5,105	5,434
AvalonBay Communities, Inc. 5% 8/1/07	4,620	4,681
Boston Properties, Inc. 6.25% 1/15/13	6,535	7,094
Camden Property Trust 5.875% 11/30/12	5,960	6,254
CarrAmerica Realty Corp. 5.25% 11/30/07	8,635	8,760
CenterPoint Properties Trust 5.25% 7/15/11	4,500	4,601
Colonial Properties Trust 4.75% 2/1/10	5,535	5,475
Developers Diversified Realty Corp.:
4.625% 8/1/10	8,265	8,180
5.25% 4/15/11	3,175	3,218
EOP Operating LP:
4.65% 10/1/10	2,500	2,488
4.75% 3/15/14	2,465	2,407
7% 7/15/11	5,000	5,581
ProLogis 5.5% 3/1/13	5,085	5,312
Regency Centers LP 4.95% 4/15/14	5,000	4,928
Simon Property Group LP 5.625% 8/15/14	9,475	9,823
		93,951
Thrifts & Mortgage Finance - 0.4%
Countrywide Home Loans, Inc. 4% 3/22/11	5,165	4,976
Independence Community Bank Corp. 3.75% 4/1/14 (d)	4,505	4,335
Washington Mutual, Inc.:
4.375% 1/15/08	5,830	5,845
4.625% 4/1/14	9,150	8,913
		24,069
TOTAL FINANCIALS		427,674
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.3%
Bombardier, Inc.:
6.3% 5/1/14 (b)	7,655	6,736
7.45% 5/1/34 (b)	2,620	2,188
Northrop Grumman Corp. 4.079% 11/16/06	6,000	5,993
		14,917
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - 0.4%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	$ 954	$ 967
6.978% 10/1/12	1,524	1,564
7.024% 4/15/11	4,945	5,098
Continental Airlines, Inc. pass thru trust certificates:
6.9% 7/2/19	3,406	3,364
7.056% 3/15/11	2,385	2,427
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	9,120	8,604
7.92% 5/18/12	5,000	2,400
		24,424
Industrial Conglomerates - 0.1%
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (b)	2,545	2,766
Hutchison Whampoa International 03/33 Ltd. 7.45% 11/24/33 (b)	5,210	6,102
		8,868
Road & Rail - 0.1%
Wisconsin Central Transportation Corp. 6.625% 4/15/08	3,150	3,341
TOTAL INDUSTRIALS		51,550
INFORMATION TECHNOLOGY - 0.2%
Computers & Peripherals - 0.2%
NCR Corp. 7.125% 6/15/09	7,725	8,391
MATERIALS - 0.4%
Metals & Mining - 0.3%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (b)	3,200	3,485
Newmont Mining Corp. 5.875% 4/1/35	15,000	15,065
		18,550
Paper & Forest Products - 0.1%
International Paper Co. 5.85% 10/30/12	5,000	5,254
TOTAL MATERIALS		23,804
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.3%
Ameritech Capital Funding Corp. 6.25% 5/18/09	$ 3,985	$ 4,235
AT&T Broadband Corp. 8.375% 3/15/13	4,529	5,548
BellSouth Capital Funding Corp. 7.875% 2/15/30	21,980	28,073
British Telecommunications PLC 8.875% 12/15/30	9,025	12,564
Deutsche Telekom International Finance BV 8.75% 6/15/30	5,425	7,374
France Telecom SA 8% 3/1/11 (a)	5,290	6,154
SBC Communications, Inc.:
6.15% 9/15/34	7,545	8,062
6.45% 6/15/34	9,520	10,546
Sprint Capital Corp. 6.875% 11/15/28	9,365	10,624
Telecom Italia Capital:
4.95% 9/30/14 (b)	1,930	1,905
5.25% 11/15/13	12,200	12,352
Verizon Global Funding Corp.:
7.25% 12/1/10	2,270	2,558
7.75% 12/1/30	13,450	17,161
		127,156
Wireless Telecommunication Services - 0.1%
America Movil SA de CV 4.125% 3/1/09	4,755	4,654
AT&T Wireless Services, Inc. 7.875% 3/1/11	2,555	2,965
		7,619
TOTAL TELECOMMUNICATION SERVICES		134,775
UTILITIES - 1.9%
Electric Utilities - 1.4%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	3,965	4,155
Duke Capital LLC:
4.37% 3/1/09	3,980	3,957
6.25% 2/15/13	1,630	1,752
6.75% 2/15/32	13,235	14,838
Exelon Generation Co. LLC 5.35% 1/15/14	10,000	10,344
FirstEnergy Corp.:
6.45% 11/15/11	3,535	3,844
7.375% 11/15/31	6,920	8,388
Monongahela Power Co. 5% 10/1/06	4,845	4,881
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc. 7.1% 3/1/11	$ 15,880	$ 17,521
TXU Energy Co. LLC 7% 3/15/13	10,135	11,183
		80,863
Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group, Inc. 7% 4/1/12	10,360	11,669
Multi-Utilities - 0.3%
Dominion Resources, Inc. 6.25% 6/30/12	5,795	6,299
MidAmerican Energy Holdings, Inc. 5.875% 10/1/12	8,975	9,504
		15,803
TOTAL UTILITIES		108,335
TOTAL NONCONVERTIBLE BONDS (Cost $929,630)		954,058
U.S. Government and Government Agency Obligations - 36.6%

U.S. Government Agency Obligations - 8.2%
Fannie Mae:
2.5% 6/15/06	2,200	2,174
3.25% 1/15/08	69,435	68,493
3.25% 8/15/08	48,570	47,587
3.25% 2/15/09	146,470	142,878
3.375% 12/15/08	16,550	16,237
4.625% 5/1/13	48,000	48,180
5.25% 8/1/12	27,000	28,114
5.5% 3/15/11	27,865	29,792
6.25% 2/1/11	3,770	4,119
Freddie Mac:
4% 6/12/13	20,038	19,419
5.75% 1/15/12	25,000	27,298
5.875% 3/21/11	11,960	12,893
6.75% 3/15/31	4,035	5,242
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	484	498
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates Series 1998-196A, 5.926% 6/15/05	233	233
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	$ 7,500	$ 7,680
5.96% 8/1/09	3,600	3,782
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		464,619
U.S. Treasury Inflation Protected Obligations - 3.8%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	20,505	22,505
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	25,502	25,008
2% 1/15/14	162,111	167,754
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		215,267
U.S. Treasury Obligations - 24.6%
U.S. Treasury Bonds:
6.25% 5/15/30	128,345	164,206
8% 11/15/21	44,717	63,863
U.S. Treasury Notes:
3.125% 4/15/09	207,300	203,065
3.375% 10/15/09	265,570	261,742
3.625% 4/30/07	592,223	592,499
4.25% 8/15/13	41,885	42,824
4.75% 5/15/14	67,440	71,270
TOTAL U.S. TREASURY OBLIGATIONS		1,399,469
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,051,232)		2,079,355
U.S. Government Agency - Mortgage Securities - 31.2%

Fannie Mae - 25.7%
3.737% 1/1/35 (d)	1,413	1,408
3.793% 6/1/34 (d)	4,071	4,025
3.827% 12/1/34 (d)	270	270
3.83% 1/1/35 (d)	1,000	998
3.836% 6/1/33 (d)	701	697
3.84% 1/1/35 (d)	2,711	2,716
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.87% 1/1/35 (d)	$ 1,618	$ 1,616
3.913% 12/1/34 (d)	893	891
3.941% 10/1/34 (d)	1,235	1,231
3.98% 1/1/35 (d)	1,228	1,224
3.984% 5/1/33 (d)	321	322
3.987% 12/1/34 (d)	1,174	1,170
4% 8/1/18 to 5/1/19	36,499	35,731
4% 6/1/20 (c)	99,786	97,510
4% 1/1/35 (d)	769	767
4.017% 12/1/34 (d)	6,477	6,517
4.021% 12/1/34 (d)	975	972
4.023% 2/1/35 (d)	855	854
4.029% 1/1/35 (d)	408	409
4.037% 12/1/34 (d)	627	630
4.048% 1/1/35 (d)	834	833
4.052% 2/1/35 (d)	823	822
4.055% 10/1/18 (d)	1,034	1,032
4.057% 5/1/34 (d)	446	448
4.072% 12/1/34 (d)	1,688	1,688
4.079% 4/1/33 (d)	338	340
4.105% 1/1/35 (d)	1,810	1,820
4.115% 2/1/35 (d)	620	622
4.118% 1/1/35 (d)	1,822	1,825
4.118% 2/1/35 (d)	596	598
4.12% 2/1/35 (d)	1,643	1,647
4.127% 1/1/35 (d)	1,802	1,814
4.128% 2/1/35 (d)	3,310	3,319
4.144% 1/1/35 (d)	2,473	2,479
4.145% 2/1/35 (d)	1,994	2,004
4.151% 1/1/35 (d)	3,028	3,037
4.162% 2/1/35 (d)	1,655	1,662
4.17% 11/1/34 (d)	1,606	1,609
4.197% 1/1/35 (d)	1,556	1,565
4.2% 1/1/35 (d)	3,457	3,490
4.202% 1/1/35 (d)	1,893	1,895
4.23% 11/1/34 (d)	480	483
4.232% 3/1/34 (d)	911	915
4.25% 2/1/35 (d)	962	962
4.269% 10/1/34 (d)	2,550	2,577
4.293% 3/1/35 (d)	917	922
4.305% 8/1/33 (d)	2,130	2,156
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.305% 7/1/34 (d)	$ 892	$ 899
4.318% 3/1/33 (d)	473	473
4.319% 5/1/35 (d)	1,446	1,454
4.324% 12/1/34 (d)	639	642
4.349% 2/1/35 (d)	634	637
4.351% 1/1/35 (d)	944	947
4.357% 1/1/35 (d)	990	999
4.368% 2/1/34 (d)	2,407	2,415
4.4% 2/1/35 (d)	1,497	1,484
4.455% 3/1/35 (d)	1,300	1,305
4.484% 10/1/34 (d)	5,527	5,601
4.493% 8/1/34 (d)	3,278	3,298
4.499% 3/1/35 (d)	2,872	2,896
4.5% 6/1/20 (c)	16,500	16,423
4.5% 3/1/33 to 4/1/35	116,516	113,747
4.5% 5/1/35 (d)	1,000	1,010
4.53% 3/1/35 (d)	2,665	2,672
4.549% 8/1/34 (d)	2,051	2,073
4.572% 2/1/35 (d)	6,852	6,947
4.587% 2/1/35 (d)	8,485	8,547
4.625% 2/1/35 (d)	2,914	2,941
4.639% 2/1/35 (d)	843	856
4.67% 11/1/34 (d)	3,442	3,472
4.694% 11/1/34 (d)	3,372	3,399
4.725% 3/1/35 (d)	8,822	8,978
4.742% 3/1/35 (d)	1,617	1,638
4.748% 7/1/34 (d)	3,062	3,075
4.815% 8/1/32 (d)	1,575	1,605
5% 1/1/17 to 6/1/19	97,367	98,574
5% 6/1/20 (c)	21,813	22,059
5% 6/1/35 (c)	115,000	114,892
5% 6/1/35 (c)	25,000	24,977
5% 6/1/35 (c)	16,130	16,115
5% 6/1/35 (c)	3,356	3,353
5% 6/1/35 (c)	91,518	91,432
5.5% 1/1/09 to 11/1/33	135,913	138,867
5.5% 6/1/35 (c)	318,813	323,296
6% 8/1/13 to 3/1/33	107,277	110,790
6% 6/1/35 (c)	23,696	24,356
6.5% 4/1/13 to 2/1/33	71,127	74,099
6.5% 6/1/35 (c)	57	60
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
7% 3/1/15 to 2/1/29	$ 2,488	$ 2,630
7.5% 1/1/08 to 2/1/32	9,157	9,798
8% 11/1/08 to 6/1/30	191	205
8.5% 6/1/17 to 8/1/23	340	370
9.5% 12/1/09 to 9/1/21	362	388
10.75% 9/1/10 to 5/1/14	45	50
11.25% 5/1/14	4	5
11.5% 8/1/14	12	13
13.5% 11/1/14	10	12
14% 3/1/12	27	30
TOTAL FANNIE MAE		1,459,326
Freddie Mac - 4.1%
4% 6/1/20 (c)	100,000	97,719
4.232% 1/1/35 (d)	1,562	1,565
4.307% 3/1/35 (d)	1,410	1,415
4.307% 5/1/35 (d)	2,475	2,485
4.314% 12/1/34 (d)	1,422	1,424
4.364% 1/1/35 (d)	3,499	3,524
4.37% 3/1/35 (d)	1,950	1,947
4.401% 2/1/35 (d)	2,699	2,696
4.434% 2/1/35 (d)	3,143	3,155
4.441% 2/1/34 (d)	1,619	1,622
4.444% 3/1/35 (d)	1,225	1,227
4.491% 3/1/35 (d)	3,639	3,645
4.497% 6/1/35 (d)	2,000	2,018
4.504% 3/1/35 (d)	1,450	1,455
4.564% 2/1/35 (d)	2,128	2,146
5.034% 4/1/35 (d)	8,250	8,385
5.098% 8/1/33 (d)	683	690
5.5% 12/1/17	7,598	7,809
6% 4/1/28 to 1/1/34	66,260	68,204
6.5% 8/1/32	6,203	6,447
7% 4/1/32	7,951	8,386
7.5% 9/1/15 to 6/1/32	1,825	1,959
8% 7/1/16 to 4/1/32	1,383	1,493
8.5% 9/1/19 to 1/1/28	260	284
9% 10/1/16	38	41
9.5% 10/1/08 to 8/1/30	192	208
10.5% 5/1/09 to 12/1/15	24	26
11% 8/1/15 to 9/1/20	295	332
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
11.5% 10/1/15	$ 7	$ 8
11.75% 9/1/13	19	21
12% 2/1/13 to 7/1/15	15	16
13.5% 12/1/14	42	48
TOTAL FREDDIE MAC		232,400
Government National Mortgage Association - 1.4%
6% 12/15/08 to 12/20/33	25,571	26,389
6.5% 6/15/23 to 7/15/34	17,271	18,116
7% 12/15/22 to 10/15/32	21,888	23,216
7.5% 2/15/17 to 1/15/32	6,693	7,194
8% 7/15/18 to 6/15/28	2,087	2,261
8.5% 11/15/05 to 12/15/30	383	417
9.5% 3/15/23	15	16
10.5% 5/20/16 to 1/20/18	315	357
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		77,966
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,752,576)		1,769,692
Asset-Backed Securities - 2.1%

ACE Securities Corp. Series 2005-SD1 Class A1, 3.49% 11/25/50 (d)	2,681	2,682
AmeriCredit Automobile Receivables Trust:
Series 2001-B Class A4, 5.37% 6/12/08	1,903	1,913
Series 2003-BX Class A4B, 3.47% 1/6/10 (d)	3,680	3,694
Amortizing Residential Collateral Trust Series 2003-BC1 Class M2, 4.19% 1/25/32 (d)	1,242	1,247
Capital Auto Receivables Asset Trust Series 2002-5 Class B, 2.8% 4/15/08	2,255	2,239
Capital One Multi-Asset Execution Trust:
Series 2003-B2 Class B2, 3.5% 2/17/09	6,645	6,619
Series 2003-B4 Class B4, 3.89% 7/15/11 (d)	5,910	6,012
Series 2004-6 Class B, 4.15% 7/16/12	7,720	7,689
Citibank Credit Card Issuance Trust Series 2002-C1 Class C1, 4.2185% 2/9/09 (d)	12,000	12,141
Countrywide Home Loans, Inc. Series 2005-1:
Class MV1, 3.49% 7/25/35 (d)	2,810	2,811
Class MV2, 3.53% 7/25/35 (d)	3,375	3,376
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loans, Inc. Series 2005-1: - continued
Class MV3, 3.57% 7/25/35 (d)	$ 1,395	$ 1,396
Discover Card Master Trust I Series 2003-4 Class B1, 3.42% 5/16/11 (d)	7,360	7,402
Fremont Home Loan Trust:
Series 2004-A:
Class M1, 3.64% 1/25/34 (d)	3,950	3,965
Class M2, 4.24% 1/25/34 (d)	4,600	4,659
Series 2005-A:
Class M1, 3.52% 1/25/35 (d)	1,475	1,477
Class M2, 3.55% 1/25/35 (d)	2,125	2,128
Class M3, 3.58% 1/25/35 (d)	1,150	1,153
Household Private Label Credit Card Master Note Trust I Series 2002-3 Class B, 4.34% 9/15/09 (d)	5,835	5,856
MBNA Credit Card Master Note Trust:
Series 2002-B1 Class B1, 5.15% 7/15/09	4,750	4,828
Series 2003-B3 Class B3, 3.465% 1/18/11 (d)	5,025	5,050
Series 2003-B5 Class B5, 3.46% 2/15/11 (d)	2,010	2,026
National Collegiate Student Loan Trust Series 2005-GT1 Class AIO, 6.75% 12/25/09 (f)	3,800	1,045
Park Place Securities, Inc. Series 2005-WCH1 Class M2, 3.61% 1/25/35 (d)	3,700	3,706
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.54% 3/15/11 (b)(d)	6,165	6,170
Triad Auto Receivables Owner Trust Series 2002-A Class A4, 3.24% 8/12/09	7,625	7,593
WFS Financial Owner Trust Series 2004-3 Class A4, 3.93% 2/17/12	9,505	9,444
TOTAL ASSET-BACKED SECURITIES (Cost $117,973)		118,321
Collateralized Mortgage Obligations - 2.5%

Private Sponsor - 1.1%
Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 3.42% 5/25/35 (d)	6,218	6,228
Series 2005-2 Class 6A2, 3.37% 6/25/35 (d)	3,075	3,078
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 3.37% 1/25/35 (d)	7,584	7,584
CS First Boston Mortgage Securities Corp. floater Series 2004-AR3 Class 6A2, 3.46% 4/25/34 (d)	2,304	2,307
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Impac CMB Trust floater Series 2005-2 Class 1A2, 3.4% 4/25/35 (d)	$ 2,974	$ 2,974
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	1,390	1,414
Merrill Lynch Mortgage Investors, Inc. floater Series 2005-B Class A2, 3.7225% 6/25/30 (d)	10,215	10,215
Residential Asset Mortgage Products, Inc. sequential pay Series 2004-SL2 Class A1, 6.5% 10/25/16	1,367	1,400
Sequoia Mortgage Trust floater Series 2005-2 Class A2, 3.36% 3/20/35 (d)	9,901	9,901
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.111% 6/25/65 (d)	13,000	12,903
Series 2005-AR9 Class 2A1, 4.362% 5/25/35 (d)	6,247	6,254
TOTAL PRIVATE SPONSOR		64,258
U.S. Government Agency - 1.4%
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class:
Series 2003-83 Class TH, 4.5% 11/25/16	11,450	11,442
Series 2004-81 Class KD, 4.5% 7/25/18	7,951	7,893
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2677 Class C, 4.5% 6/15/15	5,405	5,429
Series 2702 Class WB, 5% 4/15/17	9,605	9,775
Series 2728 Class NE, 4.5% 7/15/17	8,910	8,867
Series 2828 Class JD, 4.5% 8/15/17	26,223	26,070
Series 2885 Class PC, 4.5% 3/15/18	7,765	7,781
TOTAL U.S. GOVERNMENT AGENCY		77,257
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $141,611)		141,515
Commercial Mortgage Securities - 3.8%

Banc of America Commercial Mortgage, Inc. sequential pay Series 2000-2 Class A2, 7.197% 9/15/32	3,200	3,562
Bayview Commercial Asset Trust floater Series 2004-3:
Class A1, 3.46% 1/25/35 (b)(d)	6,411	6,423
Class A2, 3.51% 1/25/35 (b)(d)	923	925
Class M1, 3.59% 1/25/35 (b)(d)	1,069	1,070
Class M2, 4.09% 1/25/35 (b)(d)	680	682
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities, Inc. sequential pay Series 2003-PWR2 Class A3, 4.834% 5/11/39	$ 3,760	$ 3,829
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.4842% 2/12/16 (b)(d)	3,425	3,742
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-1 Class A2, 7.439% 8/15/31	5,000	5,570
COMM:
floater Series 2002-FL7 Class D, 3.66% 11/15/14 (b)(d)	2,170	2,172
Series 2004-LBN2 Class X2, 1.2403% 3/10/39 (b)(d)(f)	14,499	566
CS First Boston Mortgage Securities Corp.:
floater Series 2003-TF2A Class A2, 3.41% 11/15/14 (b)(d)	7,500	7,504
sequential pay:
Series 1997-C2:
Class A2, 6.52% 1/17/35	1,593	1,613
Class A3, 6.55% 1/17/35	4,180	4,398
Series 1999-C1 Class A2, 7.29% 9/15/41	9,450	10,399
Series 2004-C1 Class A3, 4.321% 1/15/37	4,485	4,450
Series 1998-C1 Class C, 6.78% 5/17/40	9,200	9,941
Series 2004-C1 Class ASP, 1.1076% 1/15/37 (b)(d)(f)	69,296	2,630
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	3,430	3,702
DLJ Commercial Mortgage Corp. sequential pay:
Series 1998-CF1 Class A1B, 6.41% 2/18/31	4,988	5,224
Series 1998-CG1 Class A1B, 6.41% 6/10/31	6,027	6,362
Series 2000-CF1 Class A1B, 7.62% 6/10/33	7,200	8,174
EQI Financing Partnership I LP Series 1997-1 Class B, 7.37% 12/20/15 (b)	1,742	1,810
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	12,082	13,275
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	1,756	1,840
GGP Mall Properties Trust sequential pay Series 2001-C1A Class A2, 5.007% 11/15/11 (b)	6,290	6,373
Ginnie Mae guaranteed REMIC pass thru securities sequential pay Series 2003-22 Class B, 3.963% 5/16/32	7,330	7,175
GS Mortgage Securities Corp. II sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (b)	6,150	6,824
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II sequential pay: - continued
Series 2003-C1 Class A2A, 3.59% 1/10/40	$ 7,620	$ 7,536
Heller Financial Commercial Mortgage Asset Corp. sequential pay Series 2000-PH1 Class A1, 7.715% 1/17/34	1,690	1,767
LB Commercial Conduit Mortgage Trust sequential pay Series 1999-C1 Class A2, 6.78% 6/15/31	5,000	5,411
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2000-C3 Class A2, 7.95% 1/15/10	4,450	5,093
Series 2001-C3 Class A1, 6.058% 6/15/20	6,698	6,987
Series 2001-C7 Class A2, 5.533% 12/15/25	10,000	10,257
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (b)	5,440	5,099
Class C, 4.13% 11/20/37 (b)	5,540	4,987
Morgan Stanley Capital I, Inc.:
sequential pay Series 2004-HQ3 Class A2, 4.05% 1/13/41	4,520	4,467
Series 2005-IQ9 Class X2, 1.0828% 7/15/56 (b)(d)(f)	63,215	3,319
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	5,138	5,408
Prudential Securities Secured Financing Corp. sequential pay Series 1998-C1 Class A1B, 6.506% 7/15/08	5,000	5,268
Salomon Brothers Mortgage Securities VII, Inc. sequential pay Series 2000-C3 Class A2, 6.592% 12/18/33	8,115	8,867
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (b)	6,150	6,448
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C6 Class A2, 4.498% 8/15/35	7,280	7,318
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $217,156)		218,467
Foreign Government and Government Agency Obligations - 1.0%

Chilean Republic 7.125% 1/11/12	7,625	8,743
Israeli State 4.625% 6/15/13	1,735	1,710
Korean Republic 4.875% 9/22/14	4,080	4,101
United Mexican States:
5.875% 1/15/14	2,770	2,881
6.375% 1/16/13	5,570	5,960
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
United Mexican States: - continued
6.75% 9/27/34	$ 5,495	$ 5,805
7.5% 4/8/33	24,061	27,598
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $51,467)		56,798
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $3,369)	3,405	3,790
Fixed-Income Funds - 10.0%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $570,050)	5,720,687	569,323
Cash Equivalents - 9.7%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.07%, dated 5/31/05 due 6/1/05) (Cost $549,134)	$ 549,181	549,134
TOTAL INVESTMENT PORTFOLIO - 113.8% (Cost $6,384,198)		6,460,453
NET OTHER ASSETS - (13.8)%		(783,926)
NET ASSETS - 100%		$ 5,676,527
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swap
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	$ 5,500	$ 15
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	2,200	6
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	4,100	24
Receive quarterly notional amount multiplied by .53% and pay Lehman Brothers, Inc. upon default event of Tyco International Group SA, par value of the notional amount of Tyco International Group SA yankee 6.375% 10/15/11	June 2010	5,000	7
Receive quarterly notional amount multiplied by .59% and pay Merrill Lynch, Inc. upon default event of Raytheon Co., par value of the notional amount of Raytheon Co. 6.55% 3/15/10	March 2009	10,000	98
TOTAL CREDIT DEFAULT SWAP		26,800	150
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.2955% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Feb. 2006	45,000	(121)
Recieve quarterly a fixed rate equal to 2.83852% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2006	55,000	(762)
TOTAL INTEREST RATE SWAP		100,000	(883)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swap

Receive Monthly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Bank of America

	March 2006	$ 17,925	$ 0
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 45 basis points with Lehman Brothers, Inc.	July 2005	5,425	88
Receive quarterly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 40 basis points with Bank of America	Nov. 2005	20,000	237
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 27 basis points with Bank of America	June 2005	17,925	451
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	July 2005	17,925	298
TOTAL TOTAL RETURN SWAP		79,200	1,074
		$ 206,000	$ 341
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $134,206,000 or 2.4% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $6,382,424,000. Net unrealized appreciation aggregated $78,029,000, of which $103,785,000 related to appreciated investment securities and $25,756,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. Fidelity assumes no obligation to update or supplement the schedule to reflect any changes that may occur. This report is provided for the general information of the fund's shareholders. Click on the appropriate link to view the fund's audited schedule of investments included in its annual report or contact your investment professional to request a free copy.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

The following is a complete listing of investments for Fidelity's fixed-income central fund as of May 31, 2005 which is an
investment of Fidelity U.S. Bond Index Fund.

Fidelity Ultra-Short Central Fund

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 4.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.0%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp.:
3.45% 9/10/07 (e)	$ 16,665,000	$ 16,566,560
3.8938% 5/24/06 (e)	4,700,000	4,710,885
		21,277,445
Media - 0.7%
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,313,616
Cox Communications, Inc. (Reg. S) 3.55% 12/14/07 (e)	12,140,000	12,205,143
Liberty Media Corp. 4.51% 9/17/06 (e)	11,471,000	11,527,093
Time Warner, Inc. 7.75% 6/15/05	7,500,000	7,510,980
		39,556,832
TOTAL CONSUMER DISCRETIONARY		60,834,277
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Valero Energy Corp. 7.375% 3/15/06	11,550,000	11,816,089
FINANCIALS - 0.9%
Capital Markets - 0.2%
State Street Capital Trust II 3.7681% 2/15/08 (e)	10,000,000	10,022,830
Commercial Banks - 0.3%
Wells Fargo & Co. 3% 3/10/08 (e)	16,600,000	16,592,895
Consumer Finance - 0.2%
General Motors Acceptance Corp. 4.3948% 10/20/05 (e)	14,765,000	14,744,772
Real Estate - 0.0%
Regency Centers LP 7.125% 7/15/05	700,000	703,134
Thrifts & Mortgage Finance - 0.2%
Countrywide Financial Corp. 3.29% 4/11/07 (e)	11,025,000	11,028,660
TOTAL FINANCIALS		53,092,291
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.4%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,546,567
Deutsche Telekom International Finance BV 8.25% 6/15/05	16,638,000	16,664,970
France Telecom SA 7.45% 3/1/06 (a)	5,600,000	5,747,778
GTE Corp. 6.36% 4/15/06	9,000,000	9,180,315
SBC Communications, Inc. 4.389% 6/5/06 (b)	15,315,000	15,375,961
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp. 4.78% 8/17/06	$ 6,000,000	$ 6,048,546
Telefonica Europe BV 7.35% 9/15/05	4,500,000	4,545,234
TELUS Corp. yankee 7.5% 6/1/07	6,500,000	6,893,744
		83,003,115
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,639,546
TOTAL TELECOMMUNICATION SERVICES		88,642,661
UTILITIES - 0.4%
Electric Utilities - 0.2%
Pinnacle West Energy Corp. 3.63% 4/1/07 (b)(e)	12,800,000	12,797,018
Gas Utilities - 0.2%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,407,352
TOTAL UTILITIES		22,204,370
TOTAL NONCONVERTIBLE BONDS (Cost $237,078,620)		236,589,688
U.S. Government Agency Obligations - 0.0%

Freddie Mac 0% 6/30/05 (d) (Cost $997,608)	1,000,000	997,591
Asset-Backed Securities - 36.6%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 3.39% 7/25/34 (e)	8,704,285	8,728,201
Series 2004-3 Class 2A4, 3.44% 10/25/34 (e)	10,915,000	10,962,604
Series 2004-4 Class A2D, 3.44% 1/25/35 (e)	3,850,647	3,861,549
Series 2005-1:
Class M1, 3.56% 4/25/35 (e)	11,280,000	11,294,296
Class M2, 3.78% 4/25/35 (e)	5,275,000	5,288,325
ACE Securities Corp.:
Series 2002-HE1 Class M1, 3.74% 6/25/32 (e)	1,842,987	1,861,150
Series 2002-HE2 Class M1, 3.94% 8/25/32 (e)	21,525,000	21,618,821
Series 2003-FM1 Class M2, 4.94% 11/25/32 (e)	3,015,000	3,060,246
Series 2003-HS1:
Class M1, 3.84% 6/25/33 (e)	800,000	804,448
Class M2, 4.84% 6/25/33 (e)	856,000	872,245
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.: - continued
Series 2003-NC1 Class M1, 3.87% 7/25/33 (e)	$ 1,600,000	$ 1,614,593
Series 2004-HE1:
Class M1, 3.59% 2/25/34 (e)	2,193,000	2,193,656
Class M2, 4.19% 2/25/34 (e)	2,475,000	2,476,166
Series 2004-OP1:
Class M1, 3.61% 4/25/34 (e)	4,420,000	4,424,495
Class M2, 4.14% 4/25/34 (e)	6,240,000	6,251,314
Series 2005-HE2:
Class M1, 3.53% 4/25/35 (e)	1,530,000	1,530,653
Class M2, 3.54% 4/25/35 (e)	1,803,000	1,803,756
Class M3, 3.57% 4/25/35 (e)	1,040,000	1,040,887
Class M4, 3.73% 4/25/35 (e)	1,340,000	1,341,134
Series 2005-HE3:
Class A2A, 3.19% 5/25/35 (e)	8,586,151	8,586,671
Class A2B, 3.3% 5/25/35 (e)	4,370,000	4,371,062
Series 2005-SD1 Class A1, 3.49% 11/25/50 (e)	3,013,901	3,014,776
Aesop Funding II LLC Series 2005-1A Class A2, 3.15% 4/20/09 (b)(e)	8,800,000	8,786,272
American Express Credit Account Master Trust:
Series 2002-4 Class B, 3.4% 2/15/08 (e)	10,000,000	10,002,690
Series 2002-6 Class B, 3.54% 3/15/10 (e)	5,000,000	5,034,405
Series 2004-1 Class B, 3.34% 9/15/11 (e)	5,775,000	5,799,447
Series 2004-C Class C, 3.59% 2/15/12 (b)(e)	17,992,640	18,032,589
Series 2005-1 Class A, 3.12% 10/15/12 (e)	15,455,000	15,475,554
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,973,703
Series 2003-AM:
Class A3B, 3.46% 6/6/07 (e)	1,739,185	1,739,824
Class A4B, 3.56% 11/6/09 (e)	12,400,000	12,451,293
Series 2003-BX Class A4B, 3.47% 1/6/10 (e)	3,265,000	3,277,680
Series 2003-CF Class A3, 2.75% 10/9/07	15,763,851	15,720,070
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,624,000
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 3.79% 8/25/32 (e)	3,740,753	3,770,500
Series 2002-AR1 Class M2, 4.39% 9/25/32 (e)	1,569,266	1,571,001
Series 2003-1:
Class A2, 3.5% 2/25/33 (e)	762,392	762,902
Class M1, 3.99% 2/25/33 (e)	3,330,000	3,357,014
Series 2003-3:
Class M1, 3.89% 3/25/33 (e)	1,564,902	1,583,675
Class S, 5% 9/25/05 (f)	4,457,447	53,917
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.: - continued
Series 2003-6:
Class AV3, 3.41% 8/25/33 (e)	$ 323,948	$ 324,001
Class M1, 3.85% 8/25/33 (e)	7,560,000	7,620,295
Class M2, 4.94% 5/25/33 (e)	2,750,000	2,813,141
Series 2003-AR1 Class M1, 4.24% 1/25/33 (e)	7,000,000	7,082,723
Series 2004-R2:
Class M1, 3.52% 4/25/34 (e)	1,230,000	1,229,976
Class M2, 3.57% 4/25/34 (e)	950,000	949,981
Class M3, 3.64% 4/25/34 (e)	3,500,000	3,499,931
Class M4, 4.14% 4/25/34 (e)	4,500,000	4,499,906
Series 2004-R9 Class A3, 3.41% 10/25/34 (e)	9,340,000	9,365,155
Series 2005-R1:
Class M1, 3.54% 3/25/35 (e)	5,710,000	5,712,304
Class M2, 3.57% 3/25/35 (e)	1,925,000	1,925,761
Series 2005-R2 Class M1, 3.54% 4/25/35 (e)	12,500,000	12,474,271
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 3.42% 6/25/32 (e)	2,411,175	2,421,003
Series 2002-BC6 Class M1, 3.84% 8/25/32 (e)	24,900,000	25,118,226
Series 2002-BC7:
Class M1, 3.82% 10/25/32 (e)	10,000,000	10,096,880
Class M2, 3.99% 10/25/32 (e)	5,575,000	5,616,417
Series 2003-BC1 Class M2, 4.19% 1/25/32 (e)	1,387,880	1,392,884
ARG Funding Corp.:
Series 2005-1A Class A2, 3.19% 4/20/09 (b)(e)	11,000,000	11,000,000
Series 2005-2A Class A2, 3.1% 5/20/09 (b)(e)	5,200,000	5,200,000
Argent Securities, Inc.:
Series 2003-W3 Class M2, 4.89% 9/25/33 (e)	20,000,000	20,641,258
Series 2003-W7 Class A2, 3.48% 3/1/34 (e)	5,112,276	5,123,744
Series 2004-W5 Class M1, 3.69% 4/25/34 (e)	3,960,000	3,964,863
Series 2004-W7:
Class M1, 3.64% 5/25/34 (e)	4,085,000	4,084,917
Class M2, 3.69% 5/25/34 (e)	3,320,000	3,319,933
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2002-HE2 Class M2, 4.22% 8/15/32 (e)	978,000	980,537
Series 2003-HE2:
Class A2, 3.47% 4/15/33 (e)	1,719,593	1,720,633
Class M1, 3.99% 4/15/33 (e)	9,000,000	9,057,879
Series 2003-HE3:
Class M1, 3.92% 6/15/33 (e)	2,185,000	2,201,318
Class M2, 5.09% 6/15/33 (e)	10,000,000	10,228,626
Series 2003-HE4 Class M2, 5.09% 8/15/33 (e)	5,695,000	5,817,428
Series 2003-HE5 Class A2A, 3.45% 8/15/33 (e)	3,368,612	3,371,620
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2003-HE6 Class M1, 3.74% 11/25/33 (e)	$ 3,475,000	$ 3,500,850
Series 2004-HE2 Class M1, 3.64% 4/25/34 (e)	6,060,000	6,090,187
Series 2004-HE3:
Class M1, 3.63% 6/25/34 (e)	1,450,000	1,450,474
Class M2, 4.21% 6/25/34 (e)	3,350,000	3,350,962
Series 2004-HE6 Class A2, 3.45% 6/25/34 (e)	20,089,908	20,134,658
Series 2005-HE2:
Class M1, 3.54% 3/25/35 (e)	8,250,000	8,267,332
Class M2, 3.59% 3/25/35 (e)	2,065,000	2,069,697
Bank One Issuance Trust:
Series 2002-B1 Class B1, 3.47% 12/15/09 (e)	20,655,000	20,749,749
Series 2002-B2 Class B2, 3.43% 5/15/08 (e)	15,000,000	15,005,490
Series 2002-B3 Class B, 3.45% 8/15/08 (e)	14,500,000	14,510,785
Series 2002-C1 Class C1, 4.05% 12/15/09 (e)	7,980,000	8,073,770
Series 2002-C2 Class C2, 4.08% 5/15/08 (e)	35,785,000	35,862,547
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.48% 5/28/44 (e)	9,267,490	9,269,668
Bayview Financial Asset Trust Series 2000-F Class A, 3.56% 9/28/43 (e)	10,265,107	10,285,562
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.51% 2/28/44 (e)	6,466,458	6,488,523
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 3.59% 2/25/35 (e)	6,655,000	6,662,905
Class M2, 3.84% 2/25/35 (e)	2,430,000	2,434,581
Series 2005-HE5 Class 1A1, 3.2% 6/25/35 (e)	12,075,000	12,075,000
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	3,383,210	3,359,029
Series 2003-1 Class B, 3.56% 6/15/10 (b)(e)	6,665,899	6,687,171
Series 2003-2 Class B, 3.37% 1/15/09 (e)	3,135,973	3,141,068
Series 2005-1 Class B, 3.4656% 6/15/10 (e)	5,725,000	5,725,000
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 3.2338% 1/15/10 (e)	9,630,000	9,658,921
Series 2004-B Class A4, 3.0638% 8/15/11 (e)	16,300,000	16,303,612
Capital One Master Trust:
Series 1999-3 Class B, 3.57% 9/15/09 (e)	5,000,000	5,006,067
Series 2001-1 Class B, 3.6% 12/15/10 (e)	19,500,000	19,653,114
Series 2001-8A Class B, 3.64% 8/17/09 (e)	9,585,000	9,641,043
Series 2002-4A Class B, 3.59% 3/15/10 (e)	6,000,000	6,032,079
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.77% 7/15/08 (e)	17,705,000	17,721,931
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Multi-Asset Execution Trust: - continued
Series 2003-B1 Class B1, 4.26% 2/17/09 (e)	$ 15,470,000	$ 15,595,907
Capital Trust Ltd. Series 2004-1:
Class A2, 3.54% 7/20/39 (b)(e)	2,968,000	2,968,000
Class B, 3.84% 7/20/39 (b)(e)	1,550,000	1,550,000
Class C, 4.19% 7/20/39 (b)(e)	1,994,000	1,994,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 4.12% 1/25/32 (e)	4,244,221	4,260,885
Series 2002-HE2 Class M1, 3.79% 1/25/33 (e)	9,278,431	9,314,285
Series 2002-HE3:
Class M1, 4.19% 3/25/33 (e)	21,499,948	21,829,927
Class M2, 5.34% 3/25/33 (e)	9,968,976	10,179,685
Series 2003-HE1:
Class M1, 3.99% 8/25/33 (e)	1,989,998	1,998,568
Class M2, 5.04% 8/25/33 (e)	4,369,996	4,435,532
Series 2003-HE2 Class A, 3.44% 10/25/33 (e)	2,726,836	2,729,201
Series 2003-HE3:
Class M1, 3.79% 11/25/33 (e)	2,254,989	2,277,339
Class M2, 4.84% 11/25/33 (e)	1,719,992	1,757,843
Series 2004-HE2 Class M2, 4.29% 7/26/34 (e)	2,345,000	2,367,889
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 3.57% 3/16/09 (e)	1,305,000	1,312,129
Series 2002-4 Class B, 3.4% 10/15/07 (e)	12,000,000	12,001,284
Series 2002-6 Class B, 3.44% 1/15/08 (e)	11,850,000	11,855,232
Series 2004-1 Class B, 3.29% 5/15/09 (e)	4,105,000	4,104,922
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.7906% 10/15/07 (e)	17,500,000	17,521,879
Series 2001-B2 Class B2, 2.93% 12/10/08 (e)	11,945,000	12,005,308
Series 2002-B1 Class B1, 3.39% 6/25/09 (e)	9,010,000	9,043,215
Series 2002-C1 Class C1, 4.2185% 2/9/09 (e)	17,500,000	17,705,630
Series 2003-B1 Class B1, 3.25% 3/7/08 (e)	25,000,000	25,044,408
Series 2003-C1 Class C1, 3.69% 4/7/10 (e)	17,785,000	18,171,354
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 3.5% 12/25/33 (b)(e)	8,488,958	8,489,838
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.52% 5/25/33 (e)	1,789,656	1,794,013
Series 2003-BC1 Class M2, 5.09% 9/25/32 (e)	11,065,000	11,210,784
Series 2003-SD3 Class A1, 3.51% 12/25/32 (b)(e)	1,129,842	1,136,179
Series 2004-2 Class M1, 3.59% 5/25/34 (e)	5,200,000	5,212,214
Series 2004-3:
Class 3A4, 3.34% 8/25/34 (e)	621,233	618,636
Class M1, 3.59% 6/25/34 (e)	1,475,000	1,476,417
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2004-4:
Class A, 3.46% 8/25/34 (e)	$ 3,007,489	$ 3,010,343
Class M1, 3.57% 7/25/34 (e)	3,650,000	3,663,669
Class M2, 3.62% 6/25/34 (e)	4,395,000	4,410,539
Series 2005-1:
Class 1AV2, 3.29% 7/25/35 (e)	8,780,000	8,779,835
Class M1, 3.51% 8/25/35 (e)	19,600,000	19,599,606
Class MV1, 3.49% 7/25/35 (e)	3,135,000	3,136,150
Class MV2, 3.53% 7/25/35 (e)	3,765,000	3,766,328
Class MV3, 3.57% 7/25/35 (e)	1,560,000	1,561,117
Series 2005-3 Class MV1, 3.51% 8/25/35 (e)	11,125,000	11,124,774
Series 2005-AB1 Class A2, 3.3% 8/25/35 (e)	17,520,000	17,524,489
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 3.48% 4/25/34 (e)	2,985,631	2,999,336
Series 2004-FRE1:
Class A2, 3.44% 4/25/34 (e)	3,385,288	3,385,227
Class M3, 3.74% 4/25/34 (e)	5,885,000	5,884,881
Discover Card Master Trust I Series 2003-4 Class B1, 3.42% 5/16/11 (e)	8,155,000	8,201,771
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5 Class AB3, 3.4123% 5/28/35 (e)	8,232,355	8,235,215
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 3.77% 11/25/33 (e)	1,300,000	1,312,832
Class M2, 4.84% 11/25/33 (e)	700,000	720,335
Series 2004-1 Class M2, 4.19% 1/25/35 (e)	3,700,000	3,745,940
Series 2004-2 Class M2, 4.24% 7/25/34 (e)	9,890,000	9,889,794
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 3.18% 3/25/35 (e)	8,055,906	8,055,906
Series 2005-FF2 Class M6, 3.79% 3/25/35 (e)	6,950,000	6,950,000
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.64% 3/25/34 (e)	400,000	401,544
Class M4, 3.99% 3/25/34 (e)	300,000	303,151
First USA Credit Card Master Trust Series 2001-4 Class B, 3.49% 1/12/09 (e)	15,000,000	15,039,275
First USA Secured Note Trust Series 2001-3 Class C, 4.14% 11/19/08 (b)(e)	11,580,000	11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2, 3.52% 10/15/07 (e)	19,600,000	19,687,067
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 3.31% 2/25/34 (e)	3,181,754	3,181,698
Asset-Backed Securities - continued
	Principal Amount	Value
Fremont Home Loan Trust: - continued
Series 2004-1:
Class M1, 3.54% 2/25/34 (e)	$ 750,000	$ 749,985
Class M2, 3.59% 2/25/34 (e)	800,000	799,984
Series 2004-C Class 2A2, 3.64% 8/25/34 (e)	10,000,000	10,095,416
Series 2005-A:
Class 2A2, 3.33% 2/25/35 (e)	11,850,000	11,865,578
Class M1, 3.52% 1/25/35 (e)	1,603,000	1,604,878
Class M2, 3.55% 1/25/35 (e)	2,325,000	2,328,483
Class M3, 3.58% 1/25/35 (e)	1,250,000	1,252,762
Class M4, 3.77% 1/25/35 (e)	925,000	928,375
GE Business Loan Trust Series 2003-1 Class A, 3.52% 4/15/31 (b)(e)	5,832,195	5,872,437
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.8838% 8/15/08 (e)	1,520,000	1,521,795
Class C, 3.8838% 8/15/08 (e)	5,580,000	5,605,253
Series 6 Class B, 3.28% 2/17/09 (e)	1,030,000	1,031,196
GSAMP Trust:
Series 2002-HE Class M1, 4.34% 11/20/32 (e)	3,017,000	3,069,480
Series 2002-NC1:
Class A2, 3.41% 7/25/32 (e)	719,504	727,032
Class M1, 3.73% 7/25/32 (e)	8,861,000	8,997,310
Series 2003-FM1 Class M1, 3.91% 3/20/33 (e)	15,000,000	15,193,292
Series 2004-FM1:
Class M1, 3.74% 11/25/33 (e)	2,865,000	2,864,942
Class M2, 4.49% 11/25/33 (e)	1,975,000	2,009,257
Series 2004-FM2:
Class M1, 3.59% 1/25/34 (e)	3,500,000	3,499,930
Class M2, 4.19% 1/25/34 (e)	1,500,000	1,499,969
Class M3, 4.39% 1/25/34 (e)	1,500,000	1,499,968
Series 2004-HE1:
Class M1, 3.64% 5/25/34 (e)	4,045,000	4,044,918
Class M2, 4.24% 5/25/34 (e)	1,750,000	1,769,912
Series 2005-FF2 Class M5, 3.72% 3/25/35 (e)	3,500,000	3,500,000
Series 2005-HE2 Class M, 3.52% 3/25/35 (e)	8,780,000	8,783,726
Series 2005-NC1 Class M1, 3.54% 2/25/35 (e)	9,010,000	9,021,599
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 4.17% 5/25/30 (b)(e)	14,000,000	13,975,080
Home Equity Asset Trust:
Series 2002-2 Class M1, 3.89% 6/25/32 (e)	10,000,000	10,025,950
Series 2002-3 Class A5, 3.53% 2/25/33 (e)	1,653,188	1,653,916
Series 2002-4:
Class A3, 3.57% 3/25/33 (e)	2,437,686	2,439,956
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2002-4: - continued
Class M2, 5.14% 3/25/33 (e)	$ 1,850,000	$ 1,876,987
Series 2002-5:
Class A3, 3.61% 5/25/33 (e)	3,612,206	3,619,850
Class M1, 4.29% 5/25/33 (e)	13,800,000	13,983,885
Series 2003-1:
Class A2, 3.56% 6/25/33 (e)	5,425,886	5,435,829
Class M1, 4.09% 6/25/33 (e)	5,700,000	5,734,138
Series 2003-2:
Class A2, 3.47% 8/25/33 (e)	301,823	302,994
Class M1, 3.97% 8/25/33 (e)	2,245,000	2,275,279
Series 2003-3:
Class A2, 3.45% 8/25/33 (e)	2,095,771	2,104,206
Class M1, 3.95% 8/25/33 (e)	8,185,000	8,284,639
Series 2003-4:
Class M1, 3.89% 10/25/33 (e)	3,415,000	3,446,795
Class M2, 4.99% 10/25/33 (e)	4,040,000	4,094,475
Series 2003-5:
Class A2, 3.44% 12/25/33 (e)	8,088,697	8,120,765
Class M1, 3.79% 12/25/33 (e)	3,175,000	3,202,544
Class M2, 4.82% 12/25/33 (e)	1,345,000	1,381,517
Series 2003-7 Class A2, 3.47% 3/25/34 (e)	3,898,974	3,908,100
Series 2004-2 Class A2, 3.38% 7/25/34 (e)	6,948,605	6,948,496
Series 2004-3:
Class M1, 3.66% 8/25/34 (e)	2,015,000	2,014,959
Class M2, 4.29% 8/25/34 (e)	2,200,000	2,199,952
Series 2004-4 Class A2, 3.41% 10/25/34 (e)	9,324,911	9,361,827
Series 2004-6 Class A2, 3.44% 12/25/34 (e)	10,598,497	10,632,254
Series 2004-7 Class A3, 3.48% 1/25/35 (e)	3,237,685	3,254,426
Series 2005-1:
Class M1, 3.52% 5/25/35 (e)	9,705,000	9,716,343
Class M2, 3.54% 5/25/35 (e)	5,780,000	5,779,883
Class M3, 3.59% 5/25/35 (e)	5,825,000	5,827,060
Series 2005-2:
Class 2A2, 3.29% 7/25/35 (e)	13,170,000	13,169,752
Class M1, 3.54% 7/25/35 (e)	10,085,000	10,088,952
Series 2005-3 Class M1, 3.5% 8/25/35 (e)	9,450,000	9,449,981
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 3.38% 8/15/08 (e)	10,000,000	10,015,402
Household Credit Card Master Trust I Series 2002-1 Class B, 3.74% 7/15/08 (e)	22,589,000	22,624,930
Household Home Equity Loan Trust:
Series 2002-2 Class A, 3.39% 4/20/32 (e)	3,414,440	3,418,933
Asset-Backed Securities - continued
	Principal Amount	Value
Household Home Equity Loan Trust: - continued
Series 2002-3 Class A, 3.54% 7/20/32 (e)	$ 2,738,511	$ 2,743,335
Series 2003-1 Class M, 3.72% 10/20/32 (e)	855,445	856,783
Series 2003-2:
Class A, 3.42% 9/20/33 (e)	3,196,234	3,203,299
Class M, 3.67% 9/20/33 (e)	1,503,027	1,506,663
Series 2004-1 Class M, 3.61% 9/20/33 (e)	3,021,928	3,028,563
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 3.74% 2/20/33 (e)	1,984,860	1,991,438
Series 2004-HC1:
Class A, 3.44% 2/20/34 (e)	6,088,935	6,106,418
Class M, 3.59% 2/20/34 (e)	3,681,392	3,684,565
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 3.64% 1/18/11 (e)	8,850,000	8,868,458
Series 2002-2:
Class A, 3.26% 1/18/11 (e)	9,000,000	9,014,086
Class B, 3.64% 1/18/11 (e)	14,275,000	14,362,554
Series 2002-3 Class B, 4.34% 9/15/09 (e)	4,150,000	4,164,689
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 3.33% 12/17/07 (e)	3,623,412	3,624,644
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 3.34% 6/25/35 (e)	12,764,815	12,767,262
Class M1, 3.56% 6/25/35 (e)	4,100,000	4,101,661
Class M2, 3.58% 6/25/35 (e)	2,775,000	2,776,106
Class M3, 3.61% 6/25/35 (e)	1,975,000	1,976,601
Keycorp Student Loan Trust Series 1999-A Class A2, 3.42% 12/27/09 (e)	17,060,109	17,120,514
Long Beach Mortgage Loan Trust:
Series 2003-2:
Class AV, 3.41% 6/25/33 (e)	471,728	472,079
Class M1, 3.91% 6/25/33 (e)	19,500,000	19,644,123
Series 2003-3 Class M1, 3.84% 7/25/33 (e)	7,770,000	7,839,982
Series 2004-2:
Class M1, 3.62% 6/25/34 (e)	4,275,000	4,285,774
Class M2, 4.17% 6/25/34 (e)	2,800,000	2,835,379
Series 2005-2 Class 2A2, 3.27% 4/25/35 (e)	12,000,000	11,999,776
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 3.82% 4/25/33 (e)	3,500,000	3,528,069
Class M2, 4.94% 4/25/33 (e)	1,500,000	1,537,748
Series 2004-FRE1 Class M1, 3.64% 7/25/34 (e)	5,223,000	5,249,418
MBNA Asset Backed Note Trust Series 2000-K Class C, 3.89% 3/17/08 (b)(e)	7,250,000	7,265,225
Asset-Backed Securities - continued
	Principal Amount	Value
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.465% 10/15/08 (e)	$ 30,000,000	$ 30,055,188
Series 2001-B2 Class B2, 3.45% 1/15/09 (e)	30,353,000	30,443,452
Series 2002-B2 Class B2, 3.47% 10/15/09 (e)	20,000,000	20,095,522
Series 2002-B3 Class B3, 3.49% 1/15/08 (e)	15,000,000	15,005,405
Series 2002-B4 Class B4, 3.59% 3/15/10 (e)	14,800,000	14,922,944
Series 2003-B2 Class B2, 3.48% 10/15/10 (e)	1,530,000	1,531,710
Series 2003-B3 Class B3, 3.465% 1/18/11 (e)	1,130,000	1,135,721
Series 2003-B5 Class B5, 3.46% 2/15/11 (e)	705,000	710,560
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.4706% 9/15/10 (e)	7,800,000	7,843,845
Series 1998-G Class B, 3.49% 2/17/09 (e)	20,000,000	20,048,306
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.59% 7/25/34 (e)	2,125,000	2,124,958
Class M2, 3.64% 7/25/34 (e)	375,000	374,993
Class M3, 4.04% 7/25/34 (e)	775,000	774,984
Class M4, 4.19% 7/25/34 (e)	525,000	524,989
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class M1, 3.79% 7/25/34 (e)	2,321,000	2,336,507
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.19% 11/25/32 (e)	2,370,000	2,450,756
Series 2003-HE1 Class M2, 4.99% 5/25/33 (e)	6,185,000	6,259,479
Series 2003-NC5 Class M2, 5.09% 4/25/33 (e)	2,800,000	2,837,224
Series 2003-NC6 Class M2, 5.04% 6/27/33 (e)	12,835,000	13,186,902
Series 2003-NC7:
Class M1, 3.79% 6/25/33 (e)	1,785,000	1,792,617
Class M2, 4.94% 6/25/33 (e)	1,000,000	1,018,734
Series 2003-NC8 Class M1, 3.79% 9/25/33 (e)	2,350,000	2,368,861
Series 2004-HE6 Class A2, 3.43% 8/25/34 (e)	8,586,557	8,619,159
Series 2004-NC2 Class M1, 3.64% 12/25/33 (e)	2,595,000	2,607,691
Series 2004-NC6 Class A2, 3.43% 7/25/34 (e)	3,832,768	3,844,128
Series 2005-1:
Class M2, 3.56% 12/25/34 (e)	4,425,000	4,434,075
Class M3, 3.61% 12/25/34 (e)	4,000,000	4,006,490
Series 2005-HE1:
Class A3B, 3.31% 12/25/34 (e)	3,885,000	3,890,751
Class M1, 3.54% 12/25/34 (e)	1,100,000	1,104,703
Class M2, 3.56% 12/25/34 (e)	2,970,000	2,977,520
Series 2005-HE2:
Class M1, 3.49% 1/25/35 (e)	2,665,000	2,676,440
Class M2, 3.53% 1/25/35 (e)	1,900,000	1,900,767
Series 2005-NC1:
Class M1, 3.53% 1/25/35 (e)	2,425,000	2,437,263
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2005-NC1: - continued
Class M2, 3.56% 1/25/35 (e)	$ 2,425,000	$ 2,430,006
Class M3, 3.6% 1/25/35 (e)	2,425,000	2,430,965
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 3.94% 2/25/32 (e)	1,510,288	1,517,395
Class M2, 4.49% 2/25/32 (e)	8,691,652	8,744,385
Series 2001-NC3 Class M2, 4.59% 10/25/31 (e)	2,836,870	2,854,974
Series 2001-NC4:
Class M1, 4.09% 1/25/32 (e)	3,827,881	3,844,316
Class M2, 4.74% 1/25/32 (e)	1,562,455	1,570,068
Series 2002-AM3 Class A3, 3.58% 2/25/33 (e)	1,726,986	1,731,161
Series 2002-HE1 Class M1, 3.69% 7/25/32 (e)	2,700,000	2,730,382
Series 2002-HE2:
Class M1, 3.79% 8/25/32 (e)	9,925,000	9,976,989
Class M2, 4.34% 8/25/32 (e)	1,550,000	1,560,181
Series 2002-NC3 Class A3, 3.43% 8/25/32 (e)	758,363	760,503
Series 2002-NC5 Class M3, 4.89% 10/25/32 (e)	920,000	939,628
Series 2002-OP1 Class M1, 3.84% 9/25/32 (e)	1,545,000	1,555,889
Series 2003-NC1:
Class M1, 4.14% 11/25/32 (e)	2,555,000	2,575,548
Class M2, 5.14% 11/25/32 (e)	1,880,000	1,901,973
New Century Home Equity Loan Trust:
Series 2003-2:
Class A2, 3.52% 1/25/33 (e)	669,054	669,533
Class M2, 5.09% 1/25/33 (e)	4,600,000	4,672,381
Series 2003-6 Class M1, 3.81% 1/25/34 (e)	5,180,000	5,220,350
Series 2005-1:
Class M1, 3.54% 3/25/35 (e)	4,395,000	4,416,600
Class M2, 3.57% 3/25/35 (e)	4,395,000	4,400,215
Class M3, 3.61% 3/25/35 (e)	2,120,000	2,125,019
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.0938% 6/15/09 (e)	15,342,504	15,358,075
Series 2004-A Class A4A, 3.0238% 6/15/10 (e)	10,570,000	10,584,304
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.54% 6/25/34 (e)	1,450,000	1,451,204
Class M4, 4.065% 6/25/34 (e)	2,435,000	2,444,317
Ocala Funding LLC Series 2005-1A Class A, 0% 3/20/10 (b)(e)	3,675,000	3,675,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 3.72% 9/25/34 (e)	2,940,000	2,960,788
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities, Inc.: - continued
Series 2004-WCW1: - continued
Class M2, 3.77% 9/25/34 (e)	$ 1,755,000	$ 1,768,256
Class M3, 4.34% 9/25/34 (e)	3,355,000	3,401,375
Class M4, 4.54% 9/25/34 (e)	4,700,000	4,778,142
Series 2004-WCW2 Class A2, 3.47% 10/25/34 (e)	9,435,555	9,464,584
Series 2005-WCH1:
Class A3B, 3.31% 1/25/35 (e)	2,775,000	2,781,042
Class M2, 3.61% 1/25/35 (e)	4,175,000	4,181,984
Class M3, 3.65% 1/25/35 (e)	3,290,000	3,299,530
Class M5, 3.97% 1/25/35 (e)	3,095,000	3,108,854
Series 2005-WHQ2 Class M7, 4.34% 5/25/35 (e)	5,950,000	5,950,000
People's Choice Home Loan Securities Trust Series 2005-2:
Class A1, 3.2% 9/25/24 (e)	8,564,626	8,564,626
Class M4, 3.72% 5/25/35 (e)	6,000,000	6,000,000
Providian Gateway Master Trust Series 2002-B Class A, 3.79% 6/15/09 (b)(e)	15,000,000	15,057,729
Residental Asset Securities Corp. Series 2005-KS4 Class M2, 3.67% 4/25/35 (e)	1,040,000	1,039,998
Residential Asset Mortgage Products, Inc. Series 2004-RS10 Class MII2, 4.34% 10/25/34 (e)	5,500,000	5,573,718
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.49% 4/25/33 (e)	1,067,396	1,072,853
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 3.62% 3/25/35 (e)	4,415,000	4,420,792
Series 2004-2 Class MV1, 3.67% 8/25/35 (e)	4,495,000	4,512,621
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 3.515% 2/15/10 (e)	10,000,000	9,984,472
Series 2002-4:
Class A, 3.22% 8/18/09 (e)	27,000,000	27,007,468
Class B, 3.515% 8/18/09 (e)	33,300,000	33,316,547
Series 2002-5 Class B, 4.34% 11/17/09 (e)	30,000,000	30,099,234
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 3.61% 2/25/34 (e)	2,910,000	2,913,839
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 3.69% 11/25/34 (e)	1,810,000	1,820,973
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.45% 2/25/34 (e)	1,127,222	1,127,202
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.54% 3/15/11 (b)(e)	10,835,000	10,843,462
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.52% 9/25/34 (e)	3,634,361	3,656,519
Asset-Backed Securities - continued
	Principal Amount	Value
Terwin Mortgage Trust: - continued
Series 2003-6HE Class A1, 3.56% 11/25/33 (e)	$ 2,034,960	$ 2,039,767
Triad Auto Receivables Owner Trust Series 2002-A Class A3, 2.62% 2/12/07	287,748	287,653
TOTAL ASSET-BACKED SECURITIES (Cost $2,178,606,119)		2,187,860,493
Collateralized Mortgage Obligations - 17.6%

Private Sponsor - 14.3%
Adjustable Rate Mortgage Trust:
floater:
Series 2004-2 Class 7A3, 3.49% 2/25/35 (e)	10,389,653	10,418,550
Series 2004-4 Class 5A2, 3.49% 3/25/35 (e)	4,144,459	4,153,853
Series 2005-1 Class 5A2, 3.42% 5/25/35 (e)	6,994,769	7,006,793
Series 2005-2:
Class 6A2, 3.37% 6/25/35 (e)	3,327,499	3,331,139
Class 6M2, 3.57% 6/25/35 (e)	10,145,000	10,156,768
Series 2005-3 Class 8A2, 3.33% 7/25/35 (e)	20,809,987	20,915,660
Series 2005-4 Class 7A2, 3.32% 8/25/35 (e)	9,647,960	9,650,217
Bear Stearns Alt-A Trust:
floater:
Series 2005-1 Class A1, 3.37% 1/25/35 (e)	21,952,285	21,952,285
Series 2005-2 Class 1A1, 3.34% 3/25/35 (e)	16,229,661	16,229,661
Series 2005-5 Class 1A1, 3.31% 7/25/35 (e)	20,000,000	20,000,000
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 3.49% 5/25/33 (e)	6,200,206	6,203,242
Countrywide Home Loans, Inc. floater:
Series 2004-16 Class A1, 3.49% 9/25/34 (e)	11,396,990	11,385,531
Series 2005-1 Class 2A1, 3.38% 3/25/35 (e)	15,498,270	15,503,114
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR2 Class 6A1, 3.49% 3/25/34 (e)	6,088,468	6,085,216
Series 2004-AR3 Class 6A2, 3.46% 4/25/34 (e)	2,652,879	2,655,665
Series 2004-AR4 Class 5A2, 3.46% 5/25/34 (e)	2,335,966	2,334,603
Series 2004-AR5 Class 11A2, 3.46% 6/25/34 (e)	3,622,453	3,614,892
Series 2004-AR6 Class 9A2, 3.46% 10/25/34 (e)	4,587,928	4,592,067
Series 2004-AR7 Class 6A2, 3.47% 8/25/34 (e)	6,791,561	6,798,527
Series 2004-AR8 Class 8A2, 3.47% 9/25/34 (e)	5,351,108	5,361,240
Series 2003-TFLA Class F, 3.735% 4/15/13 (b)(e)	3,750,000	3,733,265
First Horizon Mortgage Passthru Trust floater Series 2004-FL1 Class 2A1, 3.0663% 12/25/34 (e)	5,349,551	5,342,051
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC:
floater Series 2005-1:
Class A3, 3.13% 12/21/24 (e)	$ 5,300,000	$ 5,299,172
Class B1, 3.18% 12/20/54 (e)	7,050,000	7,045,594
Class M1, 3.28% 12/20/54 (e)	5,300,000	5,296,688
Series 2005-2 Class C1, 3.7857% 12/20/54 (e)	7,975,000	7,975,000
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 3.26% 3/20/44 (e)	1,415,000	1,415,425
Class 1C, 3.95% 3/20/44 (e)	4,075,000	4,096,027
Class 1M, 3.46% 3/20/44 (e)	1,875,000	1,877,494
Series 2004-2:
Class 1A2, 3.12% 6/20/28 (e)	6,500,000	6,500,152
Class 1B, 3.22% 6/20/44 (e)	1,230,000	1,230,369
Class 1C, 3.75% 6/20/44 (e)	4,475,000	4,498,181
Class 1M, 3.33% 6/20/44 (e)	3,285,000	3,289,402
Series 2004-3:
Class 1B, 3.21% 9/20/44 (e)	2,100,000	2,100,903
Class 1C, 3.64% 9/20/44 (e)	5,415,000	5,430,270
Class 1M, 3.32% 9/20/44 (e)	1,200,000	1,200,780
Harborview Mortgage Loan Trust Series 2005-2 Class 2A1A, 3.14% 5/19/35 (e)	11,955,540	11,942,987
Holmes Financing No. 7 PLC floater Series 2 Class M, 3.9406% 7/15/40 (e)	2,560,000	2,568,899
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.2206% 4/15/11 (e)	25,000,000	25,001,953
Class B, 3.1063% 7/15/40 (e)	2,695,000	2,695,844
Class C, 3.8606% 7/15/40 (e)	10,280,000	10,324,975
Home Equity Asset Trust Series 2005-3 Class 2A1, 3.18% 8/25/35 (e)	8,194,682	8,192,380
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.54% 10/25/34 (e)	4,847,078	4,867,584
Impac CMB Trust:
floater:
Series 2004-11 Class 2A2, 3.46% 3/25/35 (e)	9,292,487	9,297,931
Series 2004-6 Class 1A2, 3.48% 10/25/34 (e)	3,918,641	3,926,079
Series 2005-1:
Class M1, 3.55% 4/25/35 (e)	3,396,891	3,399,014
Class M2, 3.59% 4/25/35 (e)	5,946,952	5,950,668
Class M3, 3.62% 4/25/35 (e)	1,459,228	1,460,140
Class M4, 3.84% 4/25/35 (e)	861,184	862,832
Class M5, 3.86% 4/25/35 (e)	861,184	862,092
Class M6, 3.91% 4/25/35 (e)	1,377,894	1,379,078
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Impac CMB Trust: - continued
floater:
Series 2005-2 Class 1A2, 3.4% 4/25/35 (e)	$ 13,747,416	$ 13,747,416
Series 2005-3 Class A1, 3.33% 8/25/35 (e)	15,756,115	15,745,652
Series 2005-4 Class 1B1, 4.39% 6/25/35 (e)	5,584,547	5,584,547
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 3.36% 3/25/35 (e)	14,780,375	14,780,375
Series 2004-6 Class 4A2, 4.1767% 7/25/34 (e)	5,969,000	5,953,509
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 3.48% 3/25/28 (e)	9,013,324	9,068,740
Series 2003-B Class A1, 3.43% 4/25/28 (e)	8,721,619	8,775,868
Series 2003-D Class A, 3.4% 8/25/28 (e)	8,326,855	8,348,791
Series 2003-E Class A2, 3.4425% 10/25/28 (e)	11,982,532	11,985,958
Series 2003-F Class A2, 3.7075% 10/25/28 (e)	14,306,192	14,319,724
Series 2004-A Class A2, 3.6175% 4/25/29 (e)	12,841,552	12,817,175
Series 2004-B Class A2, 2.8613% 6/25/29 (e)	10,048,734	10,035,426
Series 2004-C Class A2, 3.07% 7/25/29 (e)	14,656,970	14,628,151
Series 2004-D Class A2, 3.4725% 9/25/29 (e)	11,135,360	11,141,586
Series 2004-E:
Class A2B, 3.7275% 11/25/29 (e)	9,211,408	9,192,177
Class A2D, 3.9175% 11/25/29 (e)	2,142,188	2,152,206
Series 2004-G Class A2, 3.07% 11/25/29 (e)	4,331,334	4,338,432
Series 2005-A Class A2, 3.38% 2/25/30 (e)	11,773,809	11,768,054
Mortgage Asset Backed Securities Trust floater Series 2002-NC1:
Class A2, 3.53% 10/25/32 (e)	547,996	548,174
Class M1, 3.94% 10/25/32 (e)	5,000,000	5,025,881
MortgageIT Trust:
floater Series 2004-2:
Class A1, 3.46% 12/25/34 (e)	5,159,047	5,168,133
Class A2, 3.54% 12/25/34 (e)	6,979,341	7,023,519
Series 2005-2 Class 1A1, 3.35% 5/25/35 (e)	5,329,433	5,332,140
Permanent Financing No. 1 PLC floater Series 1 Class 2C, 3.64% 6/10/42 (e)	1,745,000	1,749,801
Permanent Financing No. 3 PLC floater Series 2 Class C, 3.51% 6/10/42 (e)	4,845,000	4,892,006
Permanent Financing No. 4 PLC floater Series 2 Class C, 3.18% 6/10/42 (e)	15,400,000	15,475,631
Permanent Financing No. 5 PLC floater:
Series 1 Class C, 2.96% 6/10/42 (e)	2,810,000	2,810,000
Series 2 Class C, 3.11% 6/10/42 (e)	4,215,000	4,237,394
Series 3 Class C, 3.28% 6/10/42 (e)	8,890,000	8,998,351
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 2.81% 6/10/42 (e)	$ 4,000,000	$ 4,000,625
Class 2C, 2.91% 6/10/42 (e)	5,350,000	5,348,537
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.1037% 6/10/42 (e)	2,000,000	2,000,000
Class 1C, 3.2937% 6/10/42 (e)	3,840,000	3,840,000
Class 2C, 3.3437% 6/10/42 (e)	8,065,000	8,065,000
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	5,019,864	5,149,338
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 4.89% 3/10/35 (b)(e)	5,510,001	5,592,651
Class B5, 5.44% 3/10/35 (b)(e)	5,702,334	5,836,903
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 3.59% 11/25/34 (e)	3,514,091	3,528,259
Series 2003-RP2 Class A1, 3.54% 6/25/33 (b)(e)	4,274,217	4,289,818
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 3.41% 9/20/33 (e)	12,393,794	12,383,508
Series 2003-7 Class A2, 2.885% 1/20/34 (e)	11,243,770	11,245,078
Series 2004-1 Class A, 3.2025% 2/20/34 (e)	7,076,609	7,064,922
Series 2004-10 Class A4, 3.6681% 11/20/34 (e)	11,658,444	11,651,162
Series 2004-3 Class A, 3.5463% 5/20/34 (e)	12,067,015	12,017,037
Series 2004-4 Class A, 2.885% 5/20/34 (e)	15,631,464	15,593,954
Series 2004-5 Class A3, 3.77% 6/20/34 (e)	10,475,332	10,481,879
Series 2004-6:
Class A3A, 3.0175% 6/20/35 (e)	9,480,094	9,491,878
Class A3B, 3.16% 7/20/34 (e)	1,185,012	1,187,560
Series 2004-7:
Class A3A, 3.2275% 8/20/34 (e)	8,606,005	8,587,964
Class A3B, 3.4525% 7/20/34 (e)	1,548,606	1,553,471
Series 2004-8 Class A2, 3.45% 9/20/34 (e)	15,614,931	15,610,869
Series 2005-1 Class A2, 3.1688% 2/20/35 (e)	8,019,873	8,019,873
Series 2005-2 Class A2, 3.36% 3/20/35 (e)	15,091,444	15,091,444
Series 2005-3 Class A1, 3.26% 5/20/35 (e)	9,775,078	9,775,078
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 3.45% 7/25/35 (e)	11,500,000	11,500,000
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 3.49% 9/25/33 (b)(e)	2,865,733	2,867,561
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 3.46% 9/25/34 (e)	23,510,470	23,569,857
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
WAMU Mortgage pass thru certificates Series 2005-AR6 Class 2A-1A, 3.26% 4/25/45 (e)	$ 6,257,888	$ 6,258,049
Wells Fargo Mortgage Backed Securities Trust Series 2004-M Class A3, 4.7079% 8/25/34 (e)	19,880,000	19,832,149
TOTAL PRIVATE SPONSOR		854,491,493
U.S. Government Agency - 3.3%
Fannie Mae:
floater:
Series 2000-38 Class F, 3.59% 11/18/30 (e)	1,189,621	1,198,533
Series 2000-40 Class FA, 3.59% 7/25/30 (e)	2,675,624	2,687,718
Series 2002-89 Class F, 3.39% 1/25/33 (e)	3,997,638	4,003,406
target amortization class Series G94-2 Class D, 6.45% 1/25/24	5,090,593	5,243,344
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 3.49% 8/18/31 (e)	2,637,252	2,645,774
Series 2001-44 Class FB, 3.39% 9/25/31 (e)	2,418,141	2,425,299
Series 2001-46 Class F, 3.49% 9/18/31 (e)	6,964,245	7,004,021
Series 2002-11 Class QF, 3.59% 3/25/32 (e)	4,869,081	4,905,550
Series 2002-36 Class FT, 3.59% 6/25/32 (e)	1,590,435	1,603,870
Series 2002-64 Class FE, 3.44% 10/18/32 (e)	2,393,463	2,380,502
Series 2002-65 Class FA, 3.39% 10/25/17 (e)	2,868,942	2,860,306
Series 2002-74 Class FV, 3.54% 11/25/32 (e)	8,881,478	8,945,997
Series 2003-11:
Class DF, 3.54% 2/25/33 (e)	3,495,872	3,521,281
Class EF, 3.54% 2/25/33 (e)	2,832,023	2,843,247
Series 2003-63 Class F1, 3.39% 11/25/27 (e)	6,690,669	6,696,319
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	1,539,822	1,540,869
Series 2001-56 Class KD, 6.5% 7/25/30	241,331	240,835
Series 2001-62 Class PG, 6.5% 10/25/30	5,450,634	5,480,715
Series 2001-76 Class UB, 5.5% 10/25/13	2,044,517	2,050,259
Series 2002-16 Class QD, 5.5% 6/25/14	445,368	448,006
Series 2002-28 Class PJ, 6.5% 3/25/31	6,171,447	6,189,084
Series 2002-8 Class PD, 6.5% 7/25/30	4,729,552	4,763,228
Series 2003-17 Class PQ, 4.5% 3/25/16	573,756	572,469
Freddie Mac:
floater Series 2510 Class FE, 3.49% 10/15/32 (e)	6,324,402	6,360,546
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	2,478,181	2,481,211
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
planned amortization class:
Series 2353 Class PC, 6.5% 9/15/15	$ 1,748,070	$ 1,755,648
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 3.29% 7/15/31 (e)	5,537,525	5,544,069
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2474 Class FJ, 3.44% 7/15/17 (e)	4,869,399	4,886,786
Series 2526 Class FC, 3.49% 11/15/32 (e)	3,955,941	3,976,093
Series 2538 Class FB, 3.49% 12/15/32 (e)	7,007,517	6,977,395
Series 2551 Class FH, 3.54% 1/15/33 (e)	3,537,625	3,552,910
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	13,847,156	13,943,708
Series 2394 Class ND, 6% 6/15/27	2,339,522	2,349,850
Series 2395 Class PE, 6% 2/15/30	7,151,176	7,221,449
Series 2398 Class DK, 6.5% 1/15/31	530,100	531,802
Series 2410 Class ML, 6.5% 12/15/30	2,998,193	3,021,138
Series 2420 Class BE, 6.5% 12/15/30	3,943,234	3,966,615
Series 2443 Class TD, 6.5% 10/15/30	4,014,990	4,047,008
Series 2461 Class PG, 6.5% 1/15/31	3,621,771	3,680,883
Series 2466 Class EC, 6% 10/15/27	801,508	800,748
Series 2483 Class DC, 5.5% 7/15/14	3,971,444	3,980,275
Series 2490 Class PM, 6% 7/15/28	245,453	245,111
Series 2556 Class PM, 5.5% 2/15/16	2,322,197	2,323,002
Series 2557 Class MA, 4.5% 7/15/16	484,765	484,333
Series 2776 Class UJ, 4.5% 5/15/20 (f)	7,521,770	414,886
Series 2828 Class JA, 4.5% 1/15/10	11,880,000	11,966,137
sequential pay:
Series 2430 Class ZE, 6.5% 8/15/27	946,078	947,815
Series 2480 Class QW, 5.75% 2/15/30	1,493,403	1,494,052
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 3.44% 5/16/23 (e)	3,167,173	3,181,079
Series 2001-50 Class FV, 3.29% 9/16/27 (e)	9,563,999	9,561,881
Series 2002-24 Class FX, 3.64% 4/16/32 (e)	2,816,284	2,843,132
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities floater: - continued
Series 2002-31 Class FW, 3.49% 6/16/31 (e)	$ 3,858,863	$ 3,879,745
Series 2002-5 Class KF, 3.49% 8/16/26 (e)	784,100	784,962
TOTAL U.S. GOVERNMENT AGENCY		197,454,901
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,052,587,749)		1,051,946,394
Commercial Mortgage Securities - 6.6%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 7.688% 8/3/10 (b)(e)	5,025,000	5,055,295
Class D, 7.7913% 8/3/10 (b)(e)	6,695,000	6,736,030
Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class A3, 3.41% 11/15/15 (b)(e)	5,038,226	5,044,977
Series 2005-BOCA:
Class H, 3.9038% 12/15/16 (b)(e)	2,065,000	2,063,398
Class J, 4.0538% 12/15/16 (b)(e)	1,020,000	1,019,209
Class K, 4.44% 12/15/16 (b)(e)	6,659,000	6,653,846
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 3.67% 8/25/33 (b)(e)	6,902,719	6,958,804
Series 2003-2:
Class A, 3.67% 12/25/33 (b)(e)	14,191,120	14,324,161
Class M1, 3.94% 12/25/33 (b)(e)	2,309,377	2,344,739
Series 2004-1:
Class A, 3.45% 4/25/34 (b)(e)	6,616,845	6,612,192
Class B, 4.99% 4/25/34 (b)(e)	687,464	691,761
Class M1, 3.65% 4/25/34 (b)(e)	601,531	602,847
Class M2, 4.29% 4/25/34 (b)(e)	515,598	519,062
Series 2004-2:
Class A, 3.52% 8/25/34 (b)(e)	6,466,375	6,485,825
Class M1, 3.67% 8/25/34 (b)(e)	2,085,039	2,093,346
Series 2004-3:
Class A1, 3.46% 1/25/35 (b)(e)	6,702,743	6,715,189
Class A2, 3.51% 1/25/35 (b)(e)	931,584	933,313
Class M1, 3.59% 1/25/35 (b)(e)	1,117,124	1,118,362
Class M2, 4.09% 1/25/35 (b)(e)	728,559	730,808
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class JFCM, 4.69% 4/14/15 (b)(e)	$ 1,344,296	$ 1,352,251
Class JMM, 4.59% 4/14/15 (b)(e)	1,384,053	1,385,931
Class KFCM, 4.94% 4/14/15 (b)(e)	1,436,661	1,445,605
Class KMM, 4.84% 4/14/15 (b)(e)	1,253,767	1,255,755
Class LFCM, 5.34% 4/14/15 (b)(e)	1,601,905	1,603,407
Class MFCM, 5.64% 4/14/15 (b)(e)	2,218,251	2,220,331
Series 2004-BBA3 Class E, 3.6538% 6/15/17 (b)(e)	10,415,000	10,417,955
Series 2004-ESA Class A2, 3.43% 5/14/16 (b)(e)	6,565,000	6,579,958
Series 2004-HS2A:
Class E, 3.99% 1/14/16 (b)(e)	1,725,000	1,729,639
Class F, 4.14% 1/14/16 (b)(e)	1,125,000	1,128,023
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 3.54% 12/12/13 (b)(e)	896,672	897,810
Class C, 3.89% 12/12/13 (b)(e)	1,793,345	1,802,763
COMM floater:
Series 2001-FL5A Class E, 4.59% 11/15/13 (b)(e)	3,205,357	3,204,346
Series 2002-FL6:
Class F, 4.54% 6/14/14 (b)(e)	11,163,000	11,199,272
Class G, 4.99% 6/14/14 (b)(e)	5,000,000	5,003,374
Series 2002-FL7 Class A2, 3.44% 11/15/14 (b)(e)	942,949	943,250
Series 2003-FL9 Class B, 3.59% 11/15/15 (b)(e)	12,821,545	12,858,508
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 3.2538% 9/15/14 (b)(e)	3,570,000	3,574,507
Class G, 3.9338% 9/15/14 (b)(e)	1,345,000	1,346,689
Class H, 4.0338% 9/15/14 (b)(e)	1,430,000	1,431,794
Class J, 4.5538% 9/15/14 (b)(e)	490,000	490,612
Class K, 4.9538% 9/15/14 (b)(e)	770,000	770,959
Class L, 5.1538% 9/15/14 (b)(e)	625,000	624,986
Series 2004-HTL1:
Class B, 3.4038% 7/15/16 (b)(e)	501,320	501,810
Class D, 3.5038% 7/15/16 (b)(e)	1,139,116	1,139,472
Class E, 3.7038% 7/15/16 (b)(e)	815,391	815,870
Class F, 3.7538% 7/15/16 (b)(e)	862,895	863,651
Class H, 4.2538% 7/15/16 (b)(e)	2,501,991	2,504,733
Class J, 4.4038% 7/15/16 (b)(e)	961,742	962,795
Class K, 5.3038% 7/15/16 (b)(e)	1,082,578	1,082,555
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage Pass-Through Certificates floater Series 2005-F10A:
Class B, 3.1838% 4/15/17 (b)(e)	$ 7,080,000	$ 7,080,000
Class C, 3.2238% 4/15/17 (b)(e)	3,006,000	3,006,000
Class D, 3.2638% 4/15/17 (b)(e)	2,440,000	2,440,000
Class E, 3.3238% 4/15/17 (b)(e)	1,821,000	1,821,000
Class F, 3.3638% 4/15/17 (b)(e)	1,035,000	1,035,000
Class G, 3.5038% 4/15/17 (b)(e)	1,035,000	1,035,000
Class H, 3.5738% 4/15/17 (b)(e)	1,035,000	1,035,000
Class I, 3.8038% 4/15/17 (b)(e)	335,000	335,000
Class MOA3, 3.2538% 3/15/20 (b)(e)	4,590,000	4,590,000
CS First Boston Mortgage Securities Corp.:
floater:
Series 2001-TFLA Class G, 4.84% 12/15/11 (b)(e)	3,720,000	3,696,465
Series 2002-TFLA Class C, 3.53% 11/18/12 (b)(e)	3,675,000	3,686,698
Series 2003-TF2A Class A2, 3.41% 11/15/14 (b)(e)	9,500,000	9,505,647
Series 2004-FL1 Class B, 3.4038% 5/15/14 (b)(e)	11,230,000	11,238,237
Series 2004-HC1:
Class A2, 3.59% 12/15/21 (b)(e)	1,475,000	1,474,996
Class B, 3.84% 12/15/21 (b)(e)	3,835,000	3,834,988
Series 2004-TFL1:
Class A2, 3.28% 2/15/14 (b)(e)	7,005,000	7,008,584
Class E, 3.64% 2/15/14 (b)(e)	2,800,000	2,805,134
Class F, 3.69% 2/15/14 (b)(e)	2,325,000	2,329,925
Class G, 3.94% 2/15/14 (b)(e)	1,875,000	1,879,036
Class H, 4.19% 2/15/14 (b)(e)	1,400,000	1,405,908
Class J, 4.49% 2/15/14 (b)(e)	750,000	753,725
Series 2005-TFLA:
Class C, 3.33% 2/15/20 (b)(e)	5,650,000	5,649,983
Class E, 3.42% 2/15/20 (b)(e)	2,055,000	2,054,994
Class F, 3.47% 2/15/20 (b)(e)	1,745,000	1,744,995
Class G, 3.61% 2/15/20 (b)(e)	505,000	504,998
Class H, 3.84% 2/15/20 (b)(e)	715,000	714,998
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	565,969	573,003
Series 2003-TFLA Class A2, 3.46% 4/15/13 (b)(e)	7,205,000	7,216,177
Series 2003-TFLA Class G, 3.735% 4/15/13 (b)(e)	2,095,000	2,039,063
GMAC Commercial Mortgage Securities, Inc. floater Series 2001-FL1A Class E, 3.76% 2/11/11 (b)(e)	340,926	340,517
Greenwich Capital Commercial Funding Corp. floater Series 2003-FL1 Class MCH, 6.34% 7/5/18 (b)(e)	2,054,286	2,054,286
Commercial Mortgage Securities - continued
	Principal Amount	Value
ISTAR Asset Receivables Trust floater Series 2002-1A Class A2, 3.4806% 5/28/20 (b)(e)	$ 2,837,826	$ 2,838,178
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 5.3805% 4/10/15 (b)(e)	8,245,000	8,150,339
JP Morgan Chase Commercial Mortgage Security Corp. Series 2005-FLA1:
Class WH, 4.04% 6/15/19 (b)(c)(e)	3,325,000	3,325,000
Class WJ, 4.34% 6/15/19 (b)(c)(e)	2,045,000	2,045,000
Class WK, 4.84% 6/15/19 (b)(c)(e)	3,065,000	3,065,000
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-C4A:
Class F, 5.16% 7/11/15 (b)(e)	813,387	813,618
Class H, 5.91% 7/11/15 (b)(e)	8,267,264	8,306,017
Series 2003-LLFA:
Class A2, 3.48% 12/16/14 (b)(e)	11,700,000	11,710,927
Class B, 3.69% 12/16/14 (b)(e)	4,615,000	4,629,787
Class C, 3.79% 12/16/14 (b)(e)	4,982,000	5,001,877
Morgan Stanley Dean Witter Capital I Trust floater:
Series 2001-XLF:
Class A2, 3.64% 10/7/13 (b)(e)	3,489,876	3,492,120
Class D, 4.61% 10/7/13 (b)(e)	1,172,220	1,173,293
Class F, 5.03% 10/7/13 (b)(e)	6,431,229	6,341,346
Class G1, 5.84% 10/7/13 (b)(e)	6,000,000	6,000,000
Series 2002-XLF Class F, 5.24% 8/5/14 (b)(e)	7,605,727	7,605,718
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA:
Class C, 3.89% 2/15/13 (b)(e)	10,495,000	10,208,264
Class D, 3.89% 2/15/13 (b)(e)	4,000,000	3,846,857
Series 2003-CDCA:
Class HEXB, 4.99% 2/15/15 (b)(e)	770,000	770,924
Class JEXB, 5.19% 2/15/15 (b)(e)	1,300,000	1,301,560
Class KEXB, 5.59% 2/15/15 (b)(e)	960,000	961,152
Series 2000-NL1 Class E, 7.0224% 10/15/30 (b)(e)	3,702,086	3,718,788
SDG Macerich Properties LP floater Series 2000-1 Class A3, 3.43% 5/15/09 (b)(e)	18,000,000	18,013,743
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.57% 3/24/18 (b)(e)	7,562,511	7,562,511
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.27% 3/15/14 (b)(e)	3,510,000	3,512,144
Class E, 3.59% 3/15/14 (b)(e)	2,190,000	2,193,952
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust floater: - continued
Series 2004-WHL3: - continued
Class F, 3.64% 3/15/14 (b)(e)	$ 1,755,000	$ 1,758,107
Class G, 3.7338% 3/15/14 (b)(e)	875,000	877,351
Series 2005-WL5A:
Class KHP1, 3.3038% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP2, 3.5038% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP3, 3.8038% 1/15/18 (b)(e)	2,060,000	2,060,000
Class KHP4, 3.9038% 1/15/18 (b)(e)	1,600,000	1,600,000
Class KHP5, 4.1038% 1/15/18 (b)(e)	1,855,000	1,855,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $390,657,351)		390,959,705
Cash Equivalents - 25.9%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.07%, dated 5/31/05 due 6/1/05) (h)	$ 1,282,214,372	1,282,105,000
With Goldman Sachs & Co. at 3.16%, dated 5/24/05 due 7/1/05 (Collateralized by Mortgage Loan Obligations valued at $270,300,000, 0.1%- 7%, 7/1/33 - 6/25/35) (e)(g)	265,883,922	265,032,595
TOTAL CASH EQUIVALENTS (Cost $1,547,105,000)		1,547,137,595
TOTAL INVESTMENT PORTFOLIO - 90.7% (Cost $5,407,032,447)		5,415,491,466
NET OTHER ASSETS - 9.3%		554,305,986
NET ASSETS - 100%		$ 5,969,797,452
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
69 Eurodollar 90 Day Index Contracts	Dec. 2005	$ 68,330,700	$ (34,741)
39 Eurodollar 90 Day Index Contracts	March 2006	38,615,363	(24,937)
22 Eurodollar 90 Day Index Contracts	June 2006	21,779,725	(18,738)
17 Eurodollar 90 Day Index Contracts	Sept. 2006	16,827,450	(11,818)
16 Eurodollar 90 Day Index Contracts	Dec. 2006	15,835,400	(11,339)
14 Eurodollar 90 Day Index Contracts	March 2007	13,855,450	(10,731)
8 Eurodollar 90 Day Index Contracts	June 2007	7,916,900	(10,132)
7 Eurodollar 90 Day Index Contracts	Sept. 2007	6,926,938	(9,391)
6 Eurodollar 90 Day Index Contracts	Dec. 2007	5,936,775	(8,274)
6 Eurodollar 90 Day Index Contracts	March 2008	5,936,625	(8,649)
TOTAL EURODOLLAR CONTRACTS			(148,750)
Swap Agreements
		Notional Amount	Value
Credit Default Swap

Receive from Citibank, upon default event of DaimlerCrystler NA Holding Corp., par value of the notional amount of DaimlerCrystler NA Holding Corp. 7.2% 9/1/09, and pay quarterly notional amount multiplied by .8%

	June 2007	$ 14,000,000	$ (103,830)
Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	126,737
TOTAL CREDIT DEFAULT SWAP		24,000,000	22,907
Total Return Swap
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Dec. 2005	30,000,000	0
TOTAL TOTAL RETURN SWAP		30,000,000	0
		$ 54,000,000	$ 22,907
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $575,074,282 or 9.6% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $997,591.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) The maturity amount is based on the rate at period end.
(h) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$1,282,105,000 due 6/1/05 at 3.07%
Banc of America Securities LLC.	$ 254,704,224
Bank of America, National Association	21,769,592
Barclays Capital Inc.	322,189,958
Countrywide Securities Corporation	87,078,367
Credit Suisse First Boston LLC	21,769,592
Morgan Stanley & Co. Incorporated.	288,447,091
UBS Securities LLC	283,004,693
Wachovia Capital Markets, LLC	3,141,483
$ 1,282,105,000
Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $5,406,642,758. Net unrealized appreciation aggregated $8,848,708, of which $13,002,077 related to appreciated investment securities and $4,153,369 related to depreciated investment securities.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Extended Market Index Fund

May 31, 2005

1.816014.100

SIF-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 18.5%
Auto Components - 0.6%
Aftermarket Technology Corp. (a)	8,308	$ 127,445
American Axle & Manufacturing Holdings, Inc.	22,016	455,731
Amerigon, Inc. (a)	3,487	13,774
ArvinMeritor, Inc.	31,656	455,846
Bandag, Inc.	6,237	288,648
BorgWarner, Inc.	27,948	1,494,100
Drew Industries, Inc. (a)	4,206	172,446
Dura Automotive Systems, Inc. Class A (sub. vtg.) (a)	4,532	19,352
Exide Technologies (a)	12,228	61,813
GenTek, Inc.	5,509	60,103
Gentex Corp.	81,554	1,458,186
Hayes Lemmerz International, Inc. (a)	9,600	62,400
IMPCO Technologies, Inc. (a)	5,261	17,467
Keystone Automotive Industries, Inc. (a)	5,238	103,398
Lear Corp.	33,476	1,262,045
LKQ Corp. (a)	5,631	139,761
Midas, Inc. (a)	9,230	216,905
Modine Manufacturing Co.	14,159	430,434
Noble International Ltd.	2,433	50,241
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	11,619	49,381
R&B, Inc. (a)	2,806	37,741
Raytech Corp.	7,859	12,181
Sauer-Danfoss, Inc.	3,933	77,283
Shiloh Industries, Inc. (a)	7,998	90,457
Spartan Motors, Inc.	5,240	56,278
Sports Resorts International, Inc. (a)	10,786	14,777
Standard Motor Products, Inc.	9,163	103,267
Stoneridge, Inc. (a)	8,249	64,507
Strattec Security Corp. (a)	1,213	61,414
Superior Industries International, Inc.	15,308	346,726
Tenneco Automotive, Inc. (a)	16,885	253,275
TRW Automotive Holdings Corp. (a)	17,562	357,738
Zapata Corp. (a)	6,888	44,565
		8,459,685
Automobiles - 0.1%
Coachmen Industries, Inc.	4,577	56,068
Fleetwood Enterprises, Inc. (a)	23,765	227,431
Monaco Coach Corp.	10,568	173,421
National R.V. Holdings, Inc. (a)	1,403	12,445
Thor Industries, Inc.	17,668	536,400
Winnebago Industries, Inc.	17,350	567,172
		1,572,937
Distributors - 0.1%
All American Semiconductor, Inc. (a)	3,649	17,479
Amcon Distributing Co.	1,022	21,871
Andersons, Inc.	4,023	131,954
Aristotle Corp. (a)	3,170	21,715
Audiovox Corp. Class A (a)	5,832	85,322

	Shares	Value
Building Material Holding Corp.	8,849	$ 548,903
Design Within Reach, Inc.	7,015	98,350
Earle M. Jorgensen Co.	2,900	24,215
Handleman Co.	16,324	296,281
Magic Lantern Group, Inc. (a)	20,456	1,636
Prestige Brands Holdings, Inc.	12,173	206,941
Source Interlink Companies, Inc. (a)	16,553	161,392
		1,616,059
Diversified Consumer Services - 1.0%
Alderwoods Group, Inc. (a)	25,083	347,400
Bright Horizons Family Solutions, Inc. (a)	16,892	625,173
Career Education Corp. (a)	51,515	1,786,025
Carriage Services, Inc. Class A (a)	9,225	54,243
Collectors Universe, Inc. (a)	1,240	19,716
Corinthian Colleges, Inc. (a)	43,329	669,866
CPI Corp.	3,642	66,284
DeVry, Inc. (a)	33,321	684,747
Educate, Inc.	13,204	166,106
Education Management Corp. (a)	28,017	909,152
EVCI Career Colleges, Inc. (a)	1,029	5,135
Greg Manning Auctions, Inc. (a)	11,496	109,557
ITT Educational Services, Inc. (a)	21,597	980,288
Jackson Hewitt Tax Service, Inc.	15,628	323,500
Laureate Education, Inc. (a)	22,355	1,043,979
Learning Care Group, Inc. (a)	8,383	31,017
Mace Security International, Inc. (a)	8,918	23,630
Nobel Learning Communities, Inc. (a)	2,715	23,756
Pre-Paid Legal Services, Inc.	9,474	356,886
Princeton Review, Inc. (a)	7,132	39,012
Regis Corp.	22,463	848,652
Service Corp. International (SCI)	176,854	1,340,553
ServiceMaster Co.	151,413	1,968,369
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	29,237	410,195
Stewart Enterprises, Inc. Class A	59,128	350,038
Strayer Education, Inc.	6,722	584,814
Universal Technical Institute, Inc. (a)	13,562	414,319
Vertrue, Inc. (a)	7,068	267,170
Weight Watchers International, Inc. (a)	21,962	1,068,451
		15,518,033
Hotels, Restaurants & Leisure - 3.0%
AFC Enterprises, Inc. (a)	14,159	361,055
Alliance Gaming Corp. (a)	25,308	328,751
AM-CH, Inc. (a)	17	2
Ambassadors Group, Inc.	5,008	181,039
American Wagering, Inc. (a)	4,600	7,544
Ameristar Casinos, Inc.	7,469	383,458
Applebee's International, Inc.	41,728	1,137,923
Argosy Gaming Co. (a)	13,166	610,507
Atlantic Coast Entertainment Holdings, Inc. warrants 7/23/11 (a)	5,539	0
Aztar Corp. (a)	16,196	517,300
Back Yard Burgers, Inc. (a)	4,772	28,537
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Bally Total Fitness Holding Corp. (a)	7,579	$ 23,040
Benihana, Inc. Class A (sub. vtg.) (a)	3,766	55,699
BJ's Restaurants, Inc. (a)	5,440	100,096
Bluegreen Corp. (a)	12,202	205,726
Bob Evans Farms, Inc.	19,931	466,385
Boyd Gaming Corp.	22,548	1,191,887
Brinker International, Inc. (a)	46,032	1,731,724
Buca, Inc. (a)	5,333	27,198
Buffalo Wild Wings, Inc. (a)	5,685	182,773
Caesars Entertainment, Inc. (a)	133,909	2,885,739
California Pizza Kitchen, Inc. (a)	7,242	173,808
CBRL Group, Inc.	24,935	1,015,353
CEC Entertainment, Inc. (a)	19,702	798,916
Cedar Fair LP (depository unit)	14,740	457,677
Champps Entertainment, Inc. (a)	6,082	48,960
Checkers Drive-In Restaurants, Inc. (a)	4,865	70,007
Choice Hotels International, Inc.	8,448	554,189
Churchill Downs, Inc.	5,154	221,931
CKE Restaurants, Inc.	27,522	454,113
Cosi, Inc. (a)	15,971	85,764
Dave & Buster's, Inc. (a)	4,974	89,333
Denny's Corp. (a)	22,300	88,531
Domino's Pizza, Inc.	15,096	345,547
Dover Downs Gaming & Entertainment, Inc.	3,715	43,948
Dover Motorsports, Inc.	22,686	130,671
Empire Resorts, Inc. (a)	7,884	37,449
Famous Dave's of America, Inc. (a)	6,737	73,096
Fox & Hound Restaurant Group (a)	4,959	60,996
Friendly Ice Cream Corp. (a)	6,031	63,929
Frisch's Restaurants, Inc.	2,711	66,691
Gaylord Entertainment Co. (a)	20,053	842,828
Great Wolf Resorts, Inc.	6,727	148,263
GTECH Holdings Corp.	60,963	1,721,595
IHOP Corp.	9,110	433,727
International Speedway Corp. Class A	16,650	910,089
Interstate Hotels & Resorts, Inc. (a)	17,282	79,497
Isle of Capri Casinos, Inc. (a)	8,830	219,690
Jack in the Box, Inc. (a)	16,364	678,779
Jameson Inns, Inc. (a)	8,935	19,300
John Q. Hammons Hotels, Inc. Class A (a)	5,736	132,559
Krispy Kreme Doughnuts, Inc. (a)	31,771	257,027
La Quinta Corp. unit (a)	85,753	743,479
Landry's Seafood Restaurants, Inc.	12,835	384,665
Las Vegas Sands Corp.	12,923	468,588
Life Time Fitness, Inc.	8,300	236,384
Littlefield Corp. (a)	500	335
Lone Star Steakhouse & Saloon, Inc.	12,892	389,467
Luby's, Inc. (a)	13,286	109,477
Marcus Corp.	12,502	275,419

	Shares	Value
Max & Erma's Restaurants, Inc. (a)	2,608	$ 38,494
McCormick & Schmick Seafood Restaurants	5,476	83,071
MGM MIRAGE (a)	60,811	2,316,291
Mikohn Gaming Corp. (a)	18,901	238,342
Monarch Casino & Resort, Inc. (a)	11,944	240,074
MTR Gaming Group, Inc. (a)	23,573	241,859
Multimedia Games, Inc. (a)	16,757	178,797
Navigant International, Inc. (a)	3,325	42,095
O'Charleys, Inc. (a)	7,853	145,830
Outback Steakhouse, Inc.	36,232	1,603,266
P.F. Chang's China Bistro, Inc. (a)	12,646	749,528
Panera Bread Co. Class A (a)	15,306	967,339
Papa John's International, Inc. (a)	6,591	257,049
Penn National Gaming, Inc. (a)	30,286	986,415
Pinnacle Entertainment, Inc. (a)	22,274	388,236
Rare Hospitality International, Inc. (a)	18,243	566,080
Red Robin Gourmet Burgers, Inc. (a)	5,597	307,163
Royal Caribbean Cruises Ltd.	50,754	2,340,267
Rubio's Restaurants, Inc. (a)	3,930	35,960
Ruby Tuesday, Inc.	29,292	740,795
Ryan's Restaurant Group, Inc. (a)	20,876	291,429
Scientific Games Corp. Class A (a)	30,825	734,560
Shuffle Master, Inc. (a)	18,171	497,885
Six Flags, Inc. (a)	32,313	142,500
Sonic Corp. (a)	31,277	1,063,418
SPEEDUS Corp. (a)	1,900	3,031
Speedway Motorsports, Inc.	5,863	201,101
Station Casinos, Inc.	24,575	1,599,833
Steak n Shake Co. (a)	17,661	363,640
Texas Roadhouse, Inc. Class A	11,447	350,965
The Cheesecake Factory, Inc. (a)	40,139	1,417,308
Triarc Companies, Inc. Class B	18,252	262,829
Vail Resorts, Inc. (a)	13,992	384,780
Westcoast Hospitality Corp. (a)	3,357	23,130
WMS Industries, Inc. (a)	9,136	290,251
Worldwide Restaurant Concepts, Inc. (a)	4,580	29,358
Wyndham International, Inc. Class A (a)	50,062	48,060
Wynn Resorts Ltd. (a)	35,351	1,656,194
Youbet.com, Inc. (a)	5,895	28,591
		45,214,274
Household Durables - 2.4%
Advanced Lighting Technologies, Inc. (a)	2,400	0
American Greetings Corp. Class A	32,953	856,119
Applica, Inc. (a)	6,082	17,395
Avatar Holdings, Inc. (a)	2,519	120,660
Bassett Furniture Industries, Inc.	8,703	169,970
Beazer Homes USA, Inc.	18,129	969,176
Blount International, Inc. (a)	13,547	239,240
Blyth, Inc.	18,421	522,051
Boston Acoustics, Inc.	4,180	62,115
Brillian Corp. (a)	1,316	4,106
Brookfield Homes Corp.	7,239	331,981
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
California Coastal Communities, Inc. (a)	3,836	$ 113,507
Cavalier Homes, Inc. (a)	13,027	47,549
Cavco Industries, Inc. (a)	1,598	43,002
Champion Enterprises, Inc. (a)	44,107	429,161
Cobra Electronics Corp. (a)	1,132	8,037
Craftmade International, Inc.	2,794	46,629
CSS Industries, Inc.	3,326	102,441
D.R. Horton, Inc.	146,325	5,058,455
Department 56, Inc. (a)	11,079	123,642
Dixie Group, Inc. (a)	2,499	37,035
Dominion Homes, Inc. (a)	2,526	39,229
Emerson Radio Corp. (a)	9,263	23,899
Enesco Group, Inc. (a)	4,116	15,847
Ethan Allen Interiors, Inc.	17,753	553,894
Fedders Corp.	13,593	30,176
Flexsteel Industries, Inc.	3,192	44,720
Foamex International, Inc. (a)	8,514	13,026
Furniture Brands International, Inc.	22,839	459,292
Harman International Industries, Inc.	33,236	2,753,935
Helen of Troy Ltd. (a)	8,451	195,218
Hovnanian Enterprises, Inc. Class A (a)	16,862	1,047,130
Interface, Inc. Class A (a)	27,417	209,740
Jarden Corp. (a)	13,163	669,733
Juno Lighting, Inc.	3,327	133,080
Kimball International, Inc. Class B	25,065	308,300
Knape & Vogt Manufacturing Co.	5,554	62,483
La-Z-Boy, Inc.	22,445	299,641
Lennar Corp. Class A	67,186	3,897,460
Levitt Corp. Class A	6,600	190,080
Libbey, Inc.	4,937	94,050
Lifetime Hoan Corp.	5,543	94,564
M.D.C. Holdings, Inc.	15,464	1,116,655
M/I Homes, Inc.	5,737	289,604
Meritage Homes Corp. (a)	10,834	787,848
Mestek, Inc. (a)	3,426	88,151
MITY Enterprises, Inc. (a)	3,184	46,805
Mohawk Industries, Inc. (a)	26,313	2,195,030
National Presto Industries, Inc.	1,847	79,144
NVR, Inc. (a)	2,795	2,121,405
Oneida Ltd. (a)	5,004	11,759
Orleans Homebuilders, Inc.	4,454	99,770
Palm Harbor Homes, Inc. (a)	9,454	177,073
Russ Berrie & Co., Inc.	6,705	87,232
Ryland Group, Inc.	23,670	1,621,395
Salton, Inc. (a)	2,717	2,826
Skyline Corp.	2,444	95,560
Standard Pacific Corp.	15,711	1,258,765
Stanley Furniture Co., Inc.	1,809	76,430
Technical Olympic USA, Inc.	5,107	111,843
Tempur-Pedic International, Inc. (a)	21,110	492,496
The Rowe Companies (a)	1,881	7,261

	Shares	Value
Toll Brothers, Inc. (a)	24,018	$ 2,223,827
Tupperware Corp.	27,093	612,302
Universal Electronics, Inc. (a)	13,861	231,201
Virco Manufacturing Co. (a)	4,818	34,690
WCI Communities, Inc. (a)	19,905	595,160
William Lyon Homes, Inc. (a)	2,212	199,080
Yankee Candle Co., Inc.	24,556	774,742
		35,875,822
Internet & Catalog Retail - 1.0%
1-800 CONTACTS, Inc. (a)	3,181	62,157
1-800-FLOWERS.com, Inc. Class A (a)	19,046	141,131
Alloy, Inc. (a)	36,576	188,001
Amazon.com, Inc. (a)	149,741	5,317,303
Audible, Inc. (a)	9,878	163,876
Blair Corp.	6,269	244,804
Blue Nile, Inc.	4,402	131,576
Bluefly, Inc. (a)	1,778	2,916
Coldwater Creek, Inc. (a)	15,157	340,578
Drugstore.com, Inc. (a)	21,155	72,773
eCost.com, Inc.	4,291	13,568
FTD Group, Inc.	8,626	92,298
Gaiam, Inc. Class A (a)	3,743	22,309
GSI Commerce, Inc. (a)	10,161	150,789
Hollywood Media Corp. (a)	26,946	125,029
IAC/InterActiveCorp (a)	256,492	6,284,054
Insight Enterprises, Inc. (a)	24,899	487,522
J. Jill Group, Inc. (a)	8,325	106,144
MediaBay, Inc. (a)	5,988	3,234
Netflix, Inc. (a)	17,962	256,677
Overstock.com, Inc. (a)	5,574	213,428
Paragon Financial Corp. (a)	29,504	1,623
PC Mall, Inc. (a)	3,555	17,594
PhotoWorks, Inc. (a)	8,140	1,221
Priceline.com, Inc. (a)	11,020	263,929
Provide Commerce, Inc. (a)	4,254	98,310
RedEnvelope, Inc. (a)	5,119	50,934
Sportsmans Guide, Inc. (a)	3,969	67,469
Stamps.com, Inc. (a)	13,411	299,870
Systemax, Inc. (a)	10,200	64,974
ValueVision Media, Inc. Class A (a)	11,622	111,804
Varsity Group, Inc. (a)	4,794	28,860
		15,426,755
Leisure Equipment & Products - 0.4%
Action Performance Companies, Inc.	4,434	41,281
Adams Golf, Inc. (a)	9,544	11,071
Aldila, Inc.	300	6,972
Arctic Cat, Inc.	8,551	184,702
Boyds Collection, Ltd. (a)	13,297	29,120
Callaway Golf Co.	37,554	439,006
Concord Camera Corp. (a)	6,760	8,788
Escalade, Inc.	6,336	91,682
Excelligence Learning Corp. (a)	3,829	23,548
Fairchild Corp. Class A (a)	9,497	21,843
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
JAKKS Pacific, Inc. (a)	10,295	$ 212,798
Johnson Outdoors, Inc. Class A (a)	1,929	33,777
K2, Inc. (a)	20,086	252,883
Leapfrog Enterprises, Inc. Class A (a)	23,870	264,480
Marine Products Corp.	11,382	171,868
MarineMax, Inc. (a)	5,886	161,983
Marvel Enterprises, Inc. (a)	44,266	941,538
Meade Instruments Corp. (a)	4,023	11,103
Nautilus, Inc.	13,448	360,003
Oakley, Inc.	14,586	214,414
Polaris Industries, Inc.	21,858	1,146,889
RC2 Corp. (a)	8,884	320,179
SCP Pool Corp.	25,663	919,249
Steinway Musical Instruments, Inc. (a)	3,201	90,652
Sturm Ruger & Co., Inc.	11,303	92,006
		6,051,835
Media - 5.1%
4Kids Entertainment, Inc. (a)	5,021	95,399
ACME Communications, Inc. (a)	6,362	25,194
ACT Teleconferencing, Inc. (a)	2,700	1,593
ADVO, Inc.	14,262	442,835
Arbitron, Inc.	14,915	601,671
Ballantyne of Omaha, Inc. (a)	30	131
Beasley Broadcast Group, Inc. Class A (a)	4,117	66,201
Belo Corp. Series A	50,084	1,231,065
Brilliant Digital Entertainment, Inc. (a)	4,500	225
Cablevision Systems Corp. - NY Group Class A (a)	115,408	2,952,137
Cadmus Communications Corp.	4,716	74,984
Carmike Cinemas, Inc.	7,620	249,250
Catalina Marketing Corp.	23,554	565,296
Charter Communications, Inc. Class A (a)	97,245	110,859
Citadel Broadcasting Corp. (a)	24,894	295,492
CKX, Inc. (a)	8,174	215,794
Courier Corp.	5,166	181,017
Cox Radio, Inc. Class A (a)	21,705	353,140
Crown Media Holdings, Inc. Class A (a)	4,844	45,485
Cumulus Media, Inc. Class A (a)	33,745	421,475
Dex Media, Inc.	57,742	1,271,479
Digital Generation Systems, Inc. (a)	16,431	17,910
DreamWorks Animation SKG, Inc. Class A	21,752	639,509
E.W. Scripps Co. Class A	42,964	2,195,460
EchoStar Communications Corp. Class A	109,433	3,198,727
EMAK Worldwide, Inc. (a)	3,798	41,778
Emmis Communications Corp. Class A (a)	25,583	454,354
Entercom Communications Corp. Class A (a)	25,148	834,914
Entravision Communications Corp. Class A (a)	23,214	172,480

	Shares	Value
Fisher Communications, Inc. (a)	2,738	$ 139,200
Franklin Electronic Publishers, Inc. (a)	2,339	8,771
Gemstar-TV Guide International, Inc. (a)	122,221	415,551
Getty Images, Inc. (a)	22,977	1,719,599
Granite Broadcasting Corp. (non vtg.) (a)	6,146	1,045
Gray Television, Inc.	27,891	327,719
Harris Interactive, Inc. (a)	41,822	206,182
Harte-Hanks, Inc.	27,164	795,634
Hearst-Argyle Television, Inc.	16,843	420,401
Hollinger International, Inc. Class A	17,916	165,723
Image Entertainment, Inc. (a)	7,100	28,471
Insight Communications, Inc. Class A (a)	27,678	312,761
Insignia Systems, Inc. (a)	4,959	4,463
Interactive Data Corp. (a)	16,219	349,195
Interep National Radio Sales, Inc. Class A (a)	2,901	1,451
John Wiley & Sons, Inc. Class A	20,074	777,868
Journal Communications, Inc. Class A	40,106	671,776
Journal Register Co. (a)	23,387	388,458
Knology, Inc. (a)	9,513	17,951
Lakes Entertainment, Inc. (a)	8,578	106,625
Lamar Advertising Co. Class A (a)	41,501	1,735,572
Lee Enterprises, Inc.	21,725	901,588
Liberty Corp., South Carolina	8,893	321,126
Liberty Media Corp. Class A (a)	1,302,986	13,538,025
Liberty Media International, Inc. Class A (a)	79,849	3,346,472
LIN TV Corp. Class A (a)	17,098	248,776
LodgeNet Entertainment Corp. (a)	13,711	232,539
Martha Stewart Living Omnimedia, Inc. Class A (a)	8,771	227,169
Media General, Inc. Class A	9,891	604,340
Mediacom Communications Corp. Class A (a)	39,749	241,674
Morningstar, Inc.	4,189	91,949
National Lampoon, Inc. (a)	1,200	5,100
Navarre Corp. (a)	8,023	72,207
New Frontier Media, Inc. (a)	3,930	23,580
Nexstar Broadcasting Group, Inc. (a)	3,834	21,432
NTL, Inc. (a)	35,380	2,274,226
NTN Communications, Inc. (a)	16,316	35,569
Paxson Communications Corp. Class A (a)	15,438	11,579
Pegasus Communications Corp. Class A (a)	1,786	10,895
Penton Media, Inc. (a)	11,976	5,269
Pixar (a)	26,002	1,371,085
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	6,732	85,294
Point.360 (a)	2,433	7,250
PRIMEDIA, Inc. (a)	73,347	267,717
ProQuest Co. (a)	14,343	460,410
Pulitzer, Inc.	3,374	215,801
R.H. Donnelley Corp. (a)	15,370	944,948
Radio One, Inc. Class A (a)	48,606	613,408
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Radio Unica Communications Corp. (a)	1,600	$ 0
RCN Corp. (a)	17,600	363,616
Reading International, Inc. Class A (a)	3,181	21,185
Regal Entertainment Group Class A	24,182	480,980
Regent Communication, Inc. (a)	13,099	78,594
Rentrak Corp. (a)	6,275	63,064
Saga Communications, Inc. Class A (a)	5,932	81,862
Salem Communications Corp. Class A (a)	6,831	124,119
Scholastic Corp. (a)	16,941	635,626
Sinclair Broadcast Group, Inc. Class A	29,981	264,133
Sirius Satellite Radio, Inc. (a)	582,266	3,516,887
Spanish Broadcasting System, Inc. Class A (a)	18,581	160,726
SPAR Group, Inc. (a)	4,346	9,300
The DIRECTV Group, Inc. (a)	470,039	7,017,682
The McClatchy Co. Class A	9,032	623,208
The Reader's Digest Association, Inc. (non-vtg.)	43,927	744,123
Thomas Nelson, Inc.	4,973	115,622
TiVo, Inc. (a)	43,101	290,501
Traffix, Inc.	3,088	14,822
UnitedGlobalCom, Inc. Class A (a)	187,169	1,703,238
Valassis Communications, Inc. (a)	25,766	893,823
Value Line, Inc.	523	18,995
Warner Music Group Corp.	16,949	277,964
Washington Post Co. Class B	3,655	3,033,650
Westwood One, Inc.	39,548	785,028
World Wrestling Entertainment, Inc. Class A	10,638	115,316
WPT Enterprises, Inc.	6,993	114,965
XM Satellite Radio Holdings, Inc. Class A (a)	103,896	3,336,101
Young Broadcasting, Inc. Class A (a)	4,865	28,022
		76,442,850
Multiline Retail - 0.4%
99 Cents Only Stores (a)	22,074	267,537
Conn's, Inc. (a)	6,864	131,034
Dollar Tree Stores, Inc. (a)	56,978	1,413,054
Fred's, Inc. Class A	20,065	297,564
Gottschalks, Inc. (a)	300	3,225
Neiman Marcus Group, Inc. Class A	20,828	2,010,943
Retail Ventures, Inc. (a)	21,851	246,261
Saks, Inc.	62,747	1,075,484
ShopKo Stores, Inc. (a)	19,704	467,182
The Bon-Ton Stores, Inc.	6,038	109,107
Tuesday Morning Corp. (a)	14,824	450,501
		6,471,892
Specialty Retail - 3.7%
Aaron Rents, Inc.	20,129	455,117
Abercrombie & Fitch Co. Class A	43,359	2,485,771
AC Moore Arts & Crafts, Inc. (a)	7,682	228,616

	Shares	Value
Advance Auto Parts, Inc. (a)	35,807	$ 2,122,281
Aeropostale, Inc. (a)	27,781	757,032
America's Car Mart, Inc. (a)	3,022	64,671
American Eagle Outfitters, Inc.	59,686	1,689,114
AnnTaylor Stores Corp. (a)	33,448	861,620
Asbury Automotive Group, Inc. (a)	11,092	163,052
Barnes & Noble, Inc. (a)	25,795	976,341
bebe Stores, Inc.	5,979	230,251
Big 5 Sporting Goods Corp.	11,825	308,514
Big Dog Holdings, Inc. (a)	2,572	17,412
Blockbuster, Inc. Class A	88,517	808,160
Books-A-Million, Inc.	7,672	64,598
Borders Group, Inc.	41,602	1,052,115
Brookstone Co., Inc. (a)	10,528	212,034
Build-A-Bear Workshop, Inc.	5,718	156,673
Burlington Coat Factory Warehouse Corp.	11,907	394,717
Cabela's, Inc. Class A	20,630	427,454
Cache, Inc. (a)	6,059	79,252
CarMax, Inc. (a)	52,687	1,345,099
Casual Male Retail Group, Inc. (a)	9,009	63,513
Charlotte Russe Holding, Inc. (a)	9,874	117,994
Charming Shoppes, Inc. (a)	47,005	424,455
Chico's FAS, Inc. (a)	89,744	3,070,142
Christopher & Banks Corp.	15,833	289,744
Claire's Stores, Inc.	38,748	913,678
Cost Plus, Inc. (a)	14,259	331,664
CSK Auto Corp. (a)	21,658	366,670
Deb Shops, Inc.	3,517	106,249
Dick's Sporting Goods, Inc. (a)	15,872	574,090
Dress Barn, Inc. (a)	9,963	180,330
E Com Ventures, Inc. (a)	1,076	15,333
Electronics Boutique Holding Corp. (a)	7,459	442,393
Emerging Vision, Inc. (a)	5,700	798
Finish Line, Inc. Class A	22,102	440,272
Finlay Enterprises, Inc. (a)	2,122	27,544
Foot Locker, Inc.	77,313	2,041,836
Franklin Covey Co. (a)	2,994	18,563
GameStop Corp.:
Class A (a)	25,659	748,216
Class B (a)	3,927	105,401
Gander Mountain Co. (a)	2,718	33,676
Genesco, Inc. (a)	10,948	374,969
Goody's Family Clothing, Inc.	14,429	102,446
Group 1 Automotive, Inc. (a)	10,990	293,543
Guess?, Inc. (a)	13,986	235,524
Guitar Center, Inc. (a)	12,543	714,826
Gymboree Corp. (a)	10,974	145,296
Hancock Fabrics, Inc.	6,826	40,205
Haverty Furniture Companies, Inc.	7,633	107,854
Hibbett Sporting Goods, Inc. (a)	10,968	385,196
Hot Topic, Inc. (a)	27,947	600,022
Jo-Ann Stores, Inc. (a)	10,058	269,052
Jos. A. Bank Clothiers, Inc. (a)	6,501	256,269
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Kirkland's, Inc. (a)	4,549	$ 40,441
Linens 'N Things, Inc. (a)	22,476	547,740
Lithia Motors, Inc. Class A (sub. vtg.)	6,077	161,648
Major Automotive Companies, Inc. (a)	1,420	1,434
Michaels Stores, Inc.	68,174	2,870,807
Monro Muffler Brake, Inc. (a)	3,653	98,156
Mothers Work, Inc. (a)	1,684	22,953
Movie Gallery, Inc.	10,646	340,246
New York & Co., Inc.	5,028	91,510
O'Reilly Automotive, Inc. (a)	27,034	1,501,739
Pacific Sunwear of California, Inc. (a)	38,417	806,757
Party City Corp. (a)	4,304	57,544
Payless ShoeSource, Inc. (a)	33,037	556,013
PETCO Animal Supplies, Inc. (a)	19,156	576,404
PETsMART, Inc.	74,020	2,351,615
Pier 1 Imports, Inc.	38,531	646,935
Pomeroy IT Solutions, Inc. (a)	3,930	49,479
Rent-A-Center, Inc. (a)	32,890	778,177
Rent-Way, Inc. (a)	6,653	61,673
Restoration Hardware, Inc. (a)	8,795	62,269
Rex Stores Corp. (a)	2,776	38,864
Ross Stores, Inc.	76,462	2,154,699
Select Comfort Corp. (a)	20,930	508,599
Sharper Image Corp. (a)	4,600	61,134
Shoe Carnival, Inc. (a)	3,930	72,037
Sonic Automotive, Inc. Class A (sub. vtg.)	14,823	316,026
Sports Authority, Inc. (a)	15,457	494,624
Stage Stores, Inc. (a)	9,703	378,902
Stein Mart, Inc. (a)	15,865	381,712
Syms Corp.	3,930	51,404
Talbots, Inc.	13,392	397,073
TBC Corp. New (a)	12,482	318,665
The Bombay Company, Inc. (a)	12,084	64,408
The Buckle, Inc.	7,245	285,888
The Cato Corp. Class A (sub. vtg.)	9,142	263,838
The Children's Place Retail Stores, Inc. (a)	7,649	357,285
The Men's Wearhouse, Inc. (a)	16,237	834,095
The Pantry, Inc. (a)	12,174	471,012
The Pep Boys - Manny, Moe & Jack	29,619	395,710
Too, Inc. (a)	17,843	354,719
Tractor Supply Co. (a)	19,409	862,148
Trans World Entertainment Corp. (a)	16,560	215,280
Tweeter Home Entertainment Group, Inc. (a)	5,520	19,541
United Auto Group, Inc.	9,086	279,849
United Retail Group, Inc. (a)	2,807	19,481
Urban Outfitters, Inc. (a)	28,198	1,504,081
West Marine, Inc. (a)	7,073	117,341
Wet Seal, Inc. Class A (a)	7,568	32,240

	Shares	Value
Whitehall Jewellers, Inc. (a)	4,164	$ 30,189
Williams-Sonoma, Inc. (a)	45,981	1,808,433
Wilsons Leather Experts, Inc. (a)	22,999	135,004
Winmark Corp. (a)	2,614	53,587
YouthStream Media Networks, Inc. (a)	1,300	208
Zale Corp. (a)	27,363	853,178
		54,492,451
Textiles, Apparel & Luxury Goods - 0.7%
Ashworth, Inc. (a)	4,840	46,464
Brown Shoe Co., Inc.	9,746	342,085
Candies, Inc. (a)	9,733	51,682
Carter's, Inc. (a)	9,051	422,229
Charles & Colvard Ltd. (a)	4,210	85,126
Cherokee, Inc.	3,331	117,651
Columbia Sportswear Co. (a)	7,295	329,150
Culp, Inc. (a)	4,772	20,758
Cutter & Buck, Inc.	14,375	188,744
Deckers Outdoor Corp. (a)	4,587	111,097
Delta Apparel, Inc.	3,327	97,714
Delta Woodside Industries, Inc. (a)	200	130
Everlast Worldwide, Inc. (a)	200	1,400
Fossil, Inc. (a)	18,683	398,882
G-III Apparel Group Ltd. (a)	4,576	32,947
Haggar Corp.	3,480	64,241
Hampshire Group Ltd. (a)	936	37,215
Hartmarx Corp. (a)	12,514	118,633
Innovo Group, Inc. (a)	3,410	19,983
K-Swiss, Inc. Class A	10,498	336,986
Kellwood Co.	14,721	370,380
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	6,696	201,550
Mossimo, Inc. (a)	2,730	11,603
Movado Group, Inc.	6,936	116,941
Oshkosh B'Gosh, Inc. Class A	8,121	210,171
Oxford Industries, Inc.	8,404	300,527
Perry Ellis International, Inc. (a)	2,111	42,220
Phillips-Van Heusen Corp.	11,326	350,993
Polo Ralph Lauren Corp. Class A	29,779	1,153,936
Quaker Fabric Corp. (a)	5,848	20,351
Quiksilver, Inc. (a)	55,596	885,088
Rocky Shoes Boots, Inc. (a)	2,631	77,851
Russell Corp.	20,101	375,889
Samsonite Corp. (a)	2,743	2,167
Saucony, Inc. Class B	3,478	68,169
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	9,818	124,394
Sport-Haley, Inc. (a)	100	351
Steven Madden Ltd. (a)	3,930	69,797
Stride Rite Corp.	15,092	179,444
Superior Uniform Group, Inc.	4,343	60,151
Tandy Brands Accessories, Inc.	1,058	13,902
Tarrant Apparel Group (a)	9,692	26,362
Timberland Co. Class A (a)	20,358	750,396
Unifi, Inc. (a)	11,964	38,404
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Unifirst Corp.	7,281	$ 266,485
Warnaco Group, Inc. (a)	18,493	394,641
Weyco Group, Inc.	1,122	21,509
Wolverine World Wide, Inc.	30,586	702,866
		9,659,655
TOTAL CONSUMER DISCRETIONARY		276,802,248
CONSUMER STAPLES - 3.6%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	3,368	71,098
Coca-Cola Bottling Co. Consolidated	2,129	103,257
Constellation Brands, Inc. Class A (sub. vtg.) (a)	94,806	2,636,555
Hansen Natural Corp. (a)	2,092	155,938
MGP Ingredients, Inc.	3,212	26,852
National Beverage Corp.	11,130	91,266
PepsiAmericas, Inc.	36,330	879,913
Vermont Pure Holdings Ltd. (a)	4,384	7,979
		3,972,858
Food & Staples Retailing - 0.8%
7-Eleven, Inc. (a)	15,002	447,810
Arden Group, Inc. Class A	749	61,418
BJ's Wholesale Club, Inc. (a)	34,464	1,039,090
Casey's General Stores, Inc.	24,501	441,998
Central European Distribution Corp. (a)	5,516	183,959
Foodarama Supermarkets (a)	590	18,290
Fresh Brands, Inc. (a)	3,849	25,942
Ingles Markets, Inc. Class A	7,689	97,189
Longs Drug Stores Corp.	18,187	746,394
Marsh Supermarkets, Inc. Class B	3,767	47,653
Nash-Finch Co.	5,652	201,098
NeighborCare, Inc. (a)	21,143	634,501
Pathmark Stores, Inc. (a)	20,086	179,770
Performance Food Group Co. (a)	25,594	692,574
Pricesmart, Inc. (a)	21,057	147,399
Rite Aid Corp. (a)	209,927	831,311
Ruddick Corp.	21,523	517,198
Smart & Final, Inc. (a)	8,436	91,531
Spartan Stores, Inc. (a)	7,298	94,144
The Great Atlantic & Pacific Tea Co. (a)	9,076	226,265
Topps Co., Inc.	25,992	242,245
United Natural Foods, Inc. (a)	16,102	522,349
Weis Markets, Inc.	6,612	242,925
Whole Foods Market, Inc.	30,435	3,621,156
Wild Oats Markets, Inc. (a)	12,280	138,027
		11,492,236
Food Products - 1.7%
Alico, Inc. (a)	3,393	174,740
American Italian Pasta Co. Class A	10,263	236,152

	Shares	Value
Bridgford Foods Corp. (a)	4,789	$ 37,163
Bunge Ltd.	53,864	3,341,723
Calavo Growers, Inc.	7,029	73,052
Chiquita Brands International, Inc.	20,132	585,439
Corn Products International, Inc.	37,259	823,051
Darling International, Inc. (a)	19,466	72,414
Dean Foods Co. (a)	76,163	2,968,072
Del Monte Foods Co. (a)	103,524	1,080,791
Delta & Pine Land Co.	23,202	626,454
Farmer Brothers Co.	6,050	145,200
Flowers Foods, Inc.	22,403	731,458
Fresh Del Monte Produce, Inc.	8,732	254,276
Galaxy Nutritional Foods, Inc. (a)	5,579	11,437
Gardenburger, Inc. (a)	5,600	448
Gold Kist, Inc. Delaware	24,839	518,638
Green Mountain Coffee Roasters, Inc. (a)	2,713	90,262
Griffin Land & Nurseries, Inc.	1,112	26,688
Hain Celestial Group, Inc. (a)	18,331	329,958
Hines Horticulture, Inc. (a)	5,290	18,780
Hormel Foods Corp.	37,610	1,114,008
J&J Snack Foods Corp.	2,433	120,093
John B. Sanfilippo & Son, Inc. (a)	4,719	99,807
Kraft Foods, Inc. Class A	128,742	4,176,390
Lancaster Colony Corp.	15,611	685,947
Lance, Inc.	14,940	264,139
Lifeway Foods, Inc. (a)	4,862	63,498
M&F Worldwide Corp. (a)	6,406	81,933
Maui Land & Pineapple, Inc. (a)	3,029	125,128
Monterey Gourmet Foods, Inc. (a)	4,304	12,998
Northland Cranberries, Inc. Class A	31,116	10,579
Omega Protein Corp. (a)	5,131	36,430
Peet's Coffee & Tea, Inc. (a)	10,925	310,161
Pilgrims Pride Corp. Class B	10,858	382,745
Poore Brothers, Inc. (a)	3,448	11,103
Ralcorp Holdings, Inc.	15,354	585,602
Sanderson Farms, Inc.	9,699	367,592
Seaboard Corp.	182	244,790
Smithfield Foods, Inc. (a)	42,271	1,260,944
Tasty Baking Co.	4,304	34,432
The J.M. Smucker Co.	27,470	1,368,281
Tootsie Roll Industries, Inc.	12,755	394,767
Tyson Foods, Inc. Class A	117,966	2,177,652
		26,075,215
Household Products - 0.3%
Central Garden & Pet Co. Class A (a)	8,965	397,598
Church & Dwight Co., Inc.	28,771	1,040,359
Energizer Holdings, Inc. (a)	34,198	2,150,370
Katy Industries, Inc. (a)	1,778	6,205
Oil-Dri Corp. of America	4,520	77,292
Spectrum Brands, Inc. (a)	19,299	713,484
WD-40 Co.	11,405	330,517
		4,715,825
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.4%
Carrington Laboratories, Inc. (a)	5,146	$ 19,143
Chattem, Inc. (a)	6,665	285,929
Elizabeth Arden, Inc. (a)	13,382	281,290
Estee Lauder Companies, Inc. Class A	66,570	2,602,221
Integrated Biopharma, Inc. (a)	2,198	9,781
Inter Parfums, Inc.	6,365	112,979
Mannatech, Inc.	7,829	126,125
MediFast, Inc. (a)	1,591	4,884
Nature's Sunshine Products, Inc.	4,464	73,522
NBTY, Inc. (a)	32,713	727,537
Nu Skin Enterprises, Inc. Class A	24,929	563,146
Parlux Fragrances, Inc. (a)	6,559	163,844
Playtex Products, Inc. (a)	21,944	236,556
Reliv International, Inc.	10,690	112,245
Revlon, Inc. Class A (sub. vtg.) (a)	66,788	198,360
USANA Health Sciences, Inc. (a)	6,765	296,984
Weider Nutrition International, Inc. Class A (a)	11,731	47,862
		5,862,408
Tobacco - 0.1%
Alliance One International, Inc.	44,284	283,860
Star Scientific, Inc. (a)	16,374	94,969
Universal Corp.	11,642	516,905
Vector Group Ltd.	14,541	249,378
		1,145,112
TOTAL CONSUMER STAPLES		53,263,654
ENERGY - 6.9%
Energy Equipment & Services - 2.5%
Atwood Oceanics, Inc. (a)	8,251	472,700
Cal Dive International, Inc. (a)	17,564	797,406
Carbo Ceramics, Inc.	5,380	385,423
Cooper Cameron Corp. (a)	27,419	1,620,737
Dawson Geophysical Co. (a)	4,846	100,797
Diamond Offshore Drilling, Inc.	30,513	1,441,739
Dril-Quip, Inc. (a)	4,548	124,388
ENSCO International, Inc.	75,804	2,524,273
FMC Technologies, Inc. (a)	34,078	1,075,161
Global Industries Ltd. (a)	37,546	321,018
GlobalSantaFe Corp.	107,447	3,936,858
Grant Prideco, Inc. (a)	62,659	1,505,069
Grey Wolf, Inc. (a)	88,825	583,580
Gulf Island Fabrication, Inc.	3,684	74,048
Gulfmark Offshore, Inc. (a)	10,032	251,402
Hanover Compressor Co. (a)	34,905	364,059
Helmerich & Payne, Inc.	23,830	988,230
Hornbeck Offshore Services, Inc.	8,107	199,838
Hydril Co. (a)	8,498	441,131
Infinity, Inc. (a)	5,988	49,401
Input/Output, Inc. (a)	34,941	207,200

	Shares	Value
Lone Star Technologies, Inc. (a)	14,342	$ 594,476
Lufkin Industries, Inc.	7,580	218,531
Matrix Service Co. (a)	3,632	15,000
Maverick Tube Corp. (a)	21,774	657,793
Metretek Technologies, Inc. (a)	2,400	6,120
Mitcham Industries, Inc. (a)	400	2,808
NATCO Group, Inc. Class A (a)	2,713	29,192
Newpark Resources, Inc. (a)	63,182	385,410
NS Group, Inc. (a)	9,804	282,551
Oceaneering International, Inc. (a)	10,914	398,361
Offshore Logistics, Inc. (a)	10,557	330,645
Oil States International, Inc. (a)	18,420	426,607
Parker Drilling Co. (a)	44,390	253,023
Patterson-UTI Energy, Inc.	84,291	2,232,869
Petroleum Helicopters, Inc. (non-vtg.) (a)	512	14,592
Pioneer Drilling Co. (a)	18,500	258,815
Pride International, Inc. (a)	61,810	1,393,816
Royale Energy, Inc.	5,582	30,478
RPC, Inc.	7,119	105,148
Seabulk International, Inc. (a)	4,948	97,030
SEACOR Holdings, Inc. (a)	10,793	626,642
Smith International, Inc.	52,184	3,066,332
Superior Energy Services, Inc. (a)	42,731	668,740
T-3 Energy Services, Inc. (a)	4,721	33,519
TETRA Technologies, Inc. (a)	12,596	347,650
Tidewater, Inc.	25,835	893,891
TODCO Class A (a)	36,215	825,340
Unit Corp. (a)	21,049	821,332
Universal Compression Holdings, Inc. (a)	9,324	318,881
Veritas DGC, Inc. (a)	16,554	446,958
W-H Energy Services, Inc. (a)	18,543	401,827
Weatherford International Ltd. (a)	66,213	3,480,817
		37,129,652
Oil, Gas & Consumable Fuels - 4.4%
Abraxas Petroleum Corp. (a)	7,953	21,791
Adams Resources & Energy, Inc.	8,021	135,154
Alliance Resource Partners LP	3,475	247,455
Alpha Natural Resources, Inc.	12,974	310,079
APCO Argentina, Inc.	2,706	102,828
Arch Coal, Inc.	31,125	1,508,006
Atlas America, Inc.	1,785	55,799
ATP Oil & Gas Corp. (a)	10,098	212,967
Barnwell Industries, Inc.	1,058	64,803
Berry Petroleum Co. Class A	9,887	470,226
Bill Barrett Corp.	6,030	183,614
BP Prudhoe Bay Royalty Trust	8,577	554,846
BPZ Energy, Inc. (a)	464	2,134
Brigham Exploration Co. (a)	34,475	291,659
Buckeye Partners LP	8,566	381,187
Cabot Oil & Gas Corp.	24,339	763,028
Callon Petroleum Co. (a)	15,101	213,679
Carrizo Oil & Gas, Inc. (a)	5,427	81,839
Castle Energy Corp.	4,491	58,383
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chaparral Resources, Inc. (a)	13,947	$ 26,639
Chesapeake Energy Corp.	135,427	2,772,191
Cimarex Energy Co. (a)	18,425	693,333
Clayton Williams Energy, Inc. (a)	2,328	63,601
Comstock Resources, Inc. (a)	20,493	467,650
CONSOL Energy, Inc.	44,441	2,126,502
Copano Energy LLC	6,957	207,666
CREDO Petroleum Corp. (a)	1,419	21,909
Cross Timbers Royalty Trust	1,715	66,130
Crosstex Energy LP	846	31,048
Crosstex Energy, Inc.	6,026	275,750
Delta Petroleum Corp. (a)	14,179	161,924
Denbury Resources, Inc. (a)	28,901	924,254
Dorchester Minerals LP	6,550	140,825
Double Eagle Petroleum Co. (a)	8,444	147,010
Edge Petroleum Corp. (a)	6,928	94,429
Enbridge Energy Management LLC	2,676	131,713
Encore Acquisition Co. (a)	13,852	516,680
Energy Partners Ltd. (a)	16,699	381,572
Enterprise Products Partners LP	65,000	1,670,500
Evans Systems, Inc. (a)	3,400	153
Forest Oil Corp. (a)	26,319	1,046,443
Foundation Coal Holdings, Inc.	10,785	274,802
Frontier Oil Corp.	16,328	798,602
FX Energy, Inc. (a)	24,929	232,338
General Maritime Corp.	17,377	725,664
Giant Industries, Inc. (a)	9,917	285,709
Goodrich Petroleum Corp. (a)	12,161	215,371
GSV, Inc. (a)	700	182
Harken Energy Corp. (a)	45,664	20,549
Harvest Natural Resources, Inc. (a)	17,676	191,608
Holly Corp.	16,000	611,680
Holly Energy Partners LP	6,668	271,388
Houston Exploration Co. (a)	13,034	664,343
Hugoton Royalty Trust	8,323	227,634
Inergy LP	2,246	70,345
James River Coal Co. (a)	5,247	172,626
K-Sea Transn Partners L P	4,670	155,511
Kaneb Services LLC	4,043	174,253
KCS Energy, Inc. (a)	21,397	300,628
KFX, Inc. (a)	27,832	366,547
Kinder Morgan Management LLC	15,231	678,846
Magellan Midstream Partners LP	6,924	217,552
Magnum Hunter Resources, Inc. (a)	45,367	701,374
Maritrans, Inc.	2,984	71,288
Markwest Energy Partners LP	1,943	93,653
Markwest Hydrocarbon, Inc.	3,848	84,040
Massey Energy Co.	39,196	1,584,694
McMoRan Exploration Co. (a)	14,526	268,876
Meridian Resource Corp. (a)	34,825	157,757
Mission Resources Corp. (a)	10,011	70,778

	Shares	Value
Murphy Oil Corp.	45,458	$ 4,443,520
National Energy Group, Inc. (a)	5,079	12,698
Natural Resource Partners LP	2,339	136,060
Newfield Exploration Co. (a)	60,696	2,333,761
Noble Energy, Inc.	43,899	3,264,769
OMI Corp.	45,574	881,401
Overseas Shipholding Group, Inc.	13,830	845,013
Pacific Energy Partners LP	2,620	81,482
Panhandle Royalty Co. Class A	7,221	169,694
Parallel Petroleum Corp. (a)	10,742	73,153
Peabody Energy Corp.	65,090	3,107,397
Penn Octane Corp. (a)	4,809	4,569
Penn Virginia Corp.	9,255	381,954
Penn Virginia Resource Partners LP	2,552	119,306
Petrohawk Energy Corp. (a)	12,110	105,841
Petroleum Development Corp. (a)	6,673	174,365
Petroquest Energy, Inc. (a)	13,660	76,769
Pioneer Natural Resources Co.	72,712	2,917,933
Plains Exploration & Production Co. (a)	37,681	1,151,155
Pogo Producing Co.	29,958	1,481,124
Premcor, Inc.	40,818	2,770,318
Quicksilver Resources, Inc. (a)	15,090	787,698
Range Resources Corp.	37,691	870,662
Remington Oil & Gas Corp. (a)	9,453	293,043
Rentech, Inc. (a)	26,916	39,836
Resource America, Inc. Class A	8,687	295,184
Southwestern Energy Co. (a)	17,754	1,239,229
Spinnaker Exploration Co. (a)	15,465	474,312
St. Mary Land & Exploration Co.	30,174	785,127
Stone Energy Corp. (a)	11,918	512,832
Sunoco Logistics Partners LP	2,807	104,280
Swift Energy Co. (a)	12,736	434,934
Syntroleum Corp. (a)	20,072	174,024
TC Pipelines LP	5,010	166,983
TEL Offshore Trust	659	4,791
TEPPCO Partners LP	18,928	782,673
Tesoro Petroleum Corp. (a)	34,590	1,508,124
The Exploration Co. of Delaware, Inc. (a)	7,579	31,680
Tipperary Corp. (a)	6,819	31,845
Toreador Resources Corp. (a)	8,042	172,742
TransMontaigne, Inc. (a)	20,850	172,638
Ultra Petroleum Corp. (a)	74,382	2,023,934
USEC, Inc.	44,020	600,873
Valero LP	2,901	175,394
Vintage Petroleum, Inc.	28,062	775,072
W&T Offshore, Inc.	6,655	143,482
Western Gas Resources, Inc.	32,149	1,031,018
Westmoreland Coal Co. (a)	7,132	153,195
Whiting Petroleum Corp. New (a)	14,984	518,147
World Fuel Services Corp.	15,328	403,893
		66,555,964
TOTAL ENERGY		103,685,616
Common Stocks - continued
	Shares	Value
FINANCIALS - 24.7%
Capital Markets - 1.4%
A.G. Edwards, Inc.	40,929	$ 1,690,777
Aether Systems, Inc. (a)	10,666	33,385
Affiliated Managers Group, Inc. (a)	13,715	914,791
Ameritrade Holding Corp. (a)	149,590	2,222,907
BlackRock, Inc. Class A	6,718	524,138
Calamos Asset Management, Inc. Class A	11,109	268,616
Cohen & Steers, Inc.	6,504	115,966
Eaton Vance Corp. (non-vtg.)	66,968	1,631,340
Epoch Holding Corp. (a)	5,333	23,999
Firstcity Financial Corp. (a)	5,260	68,380
Gabelli Asset Management, Inc. Class A	2,893	126,279
GFI Group, Inc.	3,376	94,190
Greenhill & Co., Inc.	4,473	159,597
Investment Technology Group, Inc. (a)	25,418	501,751
Investors Financial Services Corp.	33,289	1,381,161
JB Oxford Holdings, Inc. (a)	1,070	1,717
Jefferies Group, Inc.	23,318	825,690
Knight Trading Group, Inc. (a)	59,952	452,638
LaBranche & Co., Inc. (a)	36,155	199,937
Ladenburg Thalmann Financial Services, Inc. (a)	3,489	2,128
Legg Mason, Inc.	52,641	4,326,037
MarketAxess Holdings, Inc.	14,835	148,350
National Financial Partners Corp.	16,359	625,568
Nuveen Investments, Inc. Class A	25,882	933,046
Olympic Cascade Financial Corp. (a)	1,000	1,200
optionsXpress Holdings, Inc.	10,079	136,067
Piper Jaffray Companies (a)	10,319	291,718
Raymond James Financial, Inc.	28,054	754,933
Sanders Morris Harris Group, Inc.	8,833	144,420
SEI Investments Co.	36,330	1,262,831
Siebert Financial Corp. (a)	7,668	22,621
Stifel Financial Corp. (a)	3,778	79,791
SWS Group, Inc.	12,863	203,493
TradeStation Group, Inc. (a)	11,535	85,013
Waddell & Reed Financial, Inc. Class A	40,440	775,235
Westwood Holdings Group, Inc.	3,071	51,869
		21,081,579
Commercial Banks - 5.4%
1st Source Corp.	6,554	142,746
ABC Bancorp	12,734	226,029
Abigail Adams National Bancorp, Inc.	3,050	47,916
Alabama National Bancorp, Delaware	8,370	526,306
Amcore Financial, Inc.	13,595	378,757
Amegy Bancorp, Inc.	30,685	546,500
American National Bankshares, Inc.	2,434	59,850
AmericanWest Bancorp (a)	1,852	36,614
AmeriServ Financial, Inc. (a)	8,597	46,940
Arrow Financial Corp.	5,774	155,898
Associated Banc-Corp.	58,249	1,946,682

	Shares	Value
Banc Corp. (a)	2,620	$ 27,510
BancFirst Corp.	2,840	223,622
BancorpSouth, Inc.	35,278	788,463
BancTrust Financial Group, Inc.	4,917	97,209
Bank of Granite Corp.	5,074	92,144
Bank of Hawaii Corp.	24,979	1,217,227
Bank of the Ozarks, Inc.	5,292	167,333
Banner Corp.	3,953	105,189
Bar Harbor Bankshares	2,569	68,978
Bay View Capital Corp.	10,319	163,556
BOK Financial Corp.	7,780	351,812
Boston Private Financial Holdings, Inc.	15,145	370,750
Bryn Mawr Bank Corp.	2,058	40,110
Camden National Corp.	3,305	113,791
Capital Bank Corp.	4,787	74,199
Capital City Bank Group, Inc.	4,517	181,583
Capital Corp. of the West	4,467	108,325
Capitol Bancorp Ltd.	9,607	297,337
Cardinal Financial Corp. (a)	17,899	162,881
Cascade Bancorp	8,012	165,688
Cascade Financial Corp.	7,932	129,292
Cathay General Bancorp	22,701	771,834
Cavalry Bancorp, Inc.	1,123	24,706
Center Bancorp, Inc.	9,529	113,490
Central Coast Bancorp (a)	2,572	43,493
Central Pacific Financial Corp.	15,355	545,103
Century Bancorp, Inc. Class A (non-vtg.)	2,001	52,586
Chemical Financial Corp.	13,177	421,400
Chester Valley Bancorp, Inc.	770	18,904
Chittenden Corp.	26,827	704,209
Citizens & Northern Corp.	6,563	203,781
Citizens Banking Corp., Michigan	19,376	561,516
City Holding Co.	8,606	290,711
City National Corp.	20,741	1,473,233
CoBiz, Inc.	10,647	191,433
Colonial Bancgroup, Inc.	64,909	1,446,822
Columbia Bancorp	5,663	195,883
Columbia Banking Systems, Inc.	9,470	232,962
Commerce Bancorp, Inc., New Jersey	80,169	2,224,690
Commerce Bancshares, Inc.	30,579	1,490,726
Commercial Bankshares, Inc.	2,677	104,376
Community Bancorp, Inc.	3,266	98,829
Community Bank System, Inc.	16,667	388,341
Community Banks, Inc.	5,010	124,048
Community Bankshares, Inc., South Carolina	3,531	60,415
Community Trust Bancorp, Inc.	5,167	152,995
Cullen/Frost Bankers, Inc.	25,383	1,132,336
CVB Financial Corp.	29,427	542,634
East West Bancorp, Inc.	24,631	828,587
Eastern Virgina Bankshares, Inc.	3,012	67,770
Enterprise Financial Services Corp.	9,184	180,466
Exchange National Bancshares, Inc.	655	18,471
Farmers Capital Bank Corp.	5,002	163,265
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Fidelity Southern Corp.	4,918	$ 79,770
Financial Institutions, Inc.	5,570	100,483
First Bancorp, North Carolina	11,778	246,160
First Bancorp, Puerto Rico	17,632	675,835
First Charter Corp.	16,428	362,237
First Citizen Bancshares, Inc.	2,716	354,519
First Commonwealth Financial Corp.	42,191	563,672
First Community Bancorp, California	8,732	385,780
First Financial Bancorp, Ohio	25,729	463,122
First Financial Bankshares, Inc.	9,217	382,874
First Financial Corp., Indiana	6,060	164,226
First Indiana Corp.	5,116	137,876
First M&F Corp.	842	27,870
First Mariner Bancorp, Inc. (a)	999	16,653
First Merchants Corp.	13,779	342,684
First Midwest Bancorp, Inc., Delaware	22,033	764,325
First Oak Brook Bancshares, Inc.	3,857	106,415
First of Long Island Corp.	936	36,972
First Regional Bancorp (a)	1,346	87,154
First Republic Bank, California	9,897	317,496
First South Bancorp, Inc., Virginia	3,944	133,544
First State Bancorp.	6,080	112,237
First United Corp.	5,930	120,023
FirstMerit Corp.	35,202	897,651
Flag Financial Corp.	1,310	19,519
FNB Corp., North Carolina	842	15,577
FNB Corp., Pennsylvania	26,783	497,628
FNB Corp., Virginia	3,618	97,143
FNB Financial Services Corp.	3,828	81,115
Foothill Independent Bancorp	4,225	86,951
Frontier Financial Corp., Washington	13,492	335,951
Fulton Financial Corp.	61,591	1,338,372
German American Bancorp	5,749	75,887
Glacier Bancorp, Inc.	13,978	326,386
Gold Banc Corp., Inc.	22,069	306,538
Great Southern Bancorp, Inc.	5,120	159,795
Greater Bay Bancorp	24,923	626,315
Greater Community Bancorp	4,208	67,328
Hancock Holding Co.	15,250	493,490
Hanmi Financial Corp.	30,770	494,474
Harleysville National Corp., Pennsylvania	14,093	325,126
Harrington West Financial Group, Inc.	4,000	62,080
Heritage Commerce Corp.	8,124	150,456
Hibernia Corp. Class A	78,138	2,512,137
Hudson United Bancorp	24,884	849,789
IBERIABANK Corp.	2,369	139,392
Independent Bank Corp., Massachusetts	11,103	310,107
Independent Bank Corp., Michigan	11,711	329,548
Integra Bank Corp.	9,801	216,504
Interchange Financial Services Corp.	11,917	216,413
International Bancshares Corp.	20,373	734,039

	Shares	Value
Irwin Financial Corp.	8,888	$ 186,559
Lakeland Financial Corp.	1,123	41,551
Leesport Financial Corp.	1,861	46,134
LSB Bancshares, Inc.	6,571	115,650
Main Street Banks, Inc.	7,229	190,629
MainSource Financial Group, Inc.	2,784	50,864
MB Financial, Inc.	13,779	526,220
Mercantile Bankshares Corp.	38,756	2,020,350
Merchants Bancshares, Inc.	2,649	70,146
Merrill Merchants Bancshares, Inc.	2,431	51,732
Metrocorp Bancshares, Inc.	2,855	59,384
Mid-State Bancshares	14,138	378,474
Midsouth Bancorp, Inc.	2,412	59,022
Midwest Banc Holdings, Inc.	7,162	143,240
MidWestOne Financial Group, Inc.	3,499	62,982
Nara Bancorp, Inc.	10,184	141,456
National Penn Bancshares, Inc.	19,365	458,563
NBT Bancorp, Inc.	20,369	482,745
North Valley Bancorp	4,804	82,052
Northern States Financial Corp.	2,836	79,153
Northrim Bancorp, Inc.	936	21,406
Oak Hill Financial, Inc.	1,403	36,380
Ohio Valley Banc Corp.	6,000	156,960
Old National Bancorp, Indiana	34,326	680,685
Old Second Bancorp, Inc.	8,393	235,088
Omega Financial Corp.	7,364	214,808
Oriental Financial Group, Inc.	11,839	166,101
PAB Bankshares, Inc.	1,403	20,933
Pacific Capital Bancorp	21,839	738,158
Pacific Mercantile Bancorp (a)	1,665	23,503
Park National Corp.	6,388	659,561
Peapack-Gladstone Financial Corp.	4,448	118,895
Pennrock Financial Services Corp.	3,762	130,203
Pennsylvania Communication Bancorp, Inc. (a)	3,180	100,170
Peoples Bancorp, Inc.	5,422	152,900
Peoples Banctrust Co., Inc.	1,053	16,648
Peoples Financial Corp., Mississippi	4,312	75,676
Placer Sierra Bancshares	6,716	173,407
Popular, Inc.	115,797	2,727,019
Premier Community Bankshares, Inc.	1,057	20,612
Princeton National Bancorp, Inc.	2,512	77,244
PrivateBancorp, Inc.	10,376	350,605
Prosperity Bancshares, Inc.	8,015	217,367
Provident Bankshares Corp.	16,994	537,690
Renasant Corp.	9,680	294,466
Republic Bancorp, Inc.	38,024	524,921
Republic Bancorp, Inc., Kentucky Class A	7,350	167,727
Republic First Bancorp, Inc.	5,968	79,494
Royal Bancshares of Pennsylvania, Inc. Class A	2,432	57,395
S&T Bancorp, Inc.	13,933	489,745
S.Y. Bancorp, Inc.	6,456	143,323
Sandy Spring Bancorp, Inc.	10,316	342,491
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Santander Bancorp	1,969	$ 43,318
Savannah Bancorp, Inc.	3,165	94,548
Seacoast Banking Corp., Florida	7,060	143,106
Security Bank Corp., Georgia	7,718	162,464
Shore Bancshares, Inc.	1,029	30,767
Signature Bank, New York (a)	11,750	288,110
Simmons First National Corp. Class A	5,718	140,320
Sky Financial Group, Inc.	56,806	1,635,445
South Financial Group, Inc.	36,369	991,055
Southwest Bancorp, Inc., Oklahoma	9,075	164,258
Southwest Georgia Financial Corp.	2,582	58,999
State Bancorp, Inc., New York	2,160	48,233
State Financial Services Corp. Class A	3,171	125,889
Sterling Bancorp, New York	6,165	130,390
Sterling Bancshares, Inc.	20,225	275,060
Sterling Financial Corp., Pennsylvania	12,614	324,811
Suffolk Bancorp	7,466	233,984
Summit Bancshares, Inc.	5,340	94,198
Summit Bank Corp., Georgia	3,888	54,471
Summit Financial Group, Inc.	1,800	57,690
Sun Bancorp, Inc., New Jersey	4,957	102,808
Susquehanna Bancshares, Inc., Pennsylvania	27,587	627,880
SVB Financial Group (a)	16,923	808,242
TCF Financial Corp.	63,932	1,654,560
TD Banknorth, Inc.	45,593	1,366,878
Texas Capital Bancshares, Inc. (a)	12,023	225,071
Texas Regional Bancshares, Inc. Class A	20,732	596,874
TIB Financial Corp.	3,327	89,829
Tompkins Trustco, Inc.	4,081	168,545
Trico Bancshares	7,477	152,531
Trustco Bank Corp., New York	37,645	468,680
Trustmark Corp.	24,383	696,622
UCBH Holdings, Inc.	45,878	784,514
UMB Financial Corp.	6,353	353,862
Umpqua Holdings Corp.	22,311	520,069
Union Bankshares Corp.	5,956	215,965
UnionBanCal Corp.	27,624	1,733,958
United Bankshares, Inc., West Virginia	19,937	666,893
United Community Banks, Inc., Georgia	19,734	492,955
Unizan Financial Corp.	12,257	312,431
USB Holding Co., Inc.	8,381	177,091
Valley National Bancorp	53,756	1,282,618
Virginia Commerce Bancorp, Inc. (a)	2,485	55,515
Washington Banking Co., Oak Harbor	3,760	53,768
Washington Trust Bancorp, Inc.	4,628	130,463
WesBanco, Inc.	12,467	368,649
West Coast Bancorp, Oregon	5,542	120,594
Westamerica Bancorp.	15,366	809,020
Westbank Corp.	2,759	46,462

	Shares	Value
Westcorp	11,604	$ 562,098
Whitney Holding Corp.	27,796	881,411
Wilber Corp.	9,865	119,367
Wilmington Trust Corp., Delaware	32,268	1,156,162
Wintrust Financial Corp.	10,219	511,665
Yardville National Bancorp	4,169	141,371
		80,229,914
Consumer Finance - 0.5%
ACE Cash Express, Inc. (a)	6,892	150,315
Advance America Cash Advance Centers, Inc.	10,213	124,701
Advanta Corp. Class A	12,705	291,326
AmeriCredit Corp. (a)	78,022	1,940,407
Asta Funding, Inc.	7,785	217,357
Cash America International, Inc.	15,145	260,494
Collegiate Funding Services, Inc.	7,480	120,129
CompuCredit Corp. (a)	8,967	282,730
Consumer Portfolio Services, Inc. (a)	11,918	52,439
Credit Acceptance Corp. (a)	5,920	83,531
EZCORP, Inc. Class A (a)	2,928	27,845
First Cash Financial Services, Inc. (a)	5,613	97,666
First Marblehead Corp. (a)	15,378	686,628
Metris Companies, Inc. (a)	35,281	457,947
MoneyGram International, Inc.	45,485	843,747
Nelnet, Inc. Class A (a)	11,001	405,937
QC Holdings, Inc.	10,421	140,371
Rewards Network, Inc. (a)	5,988	30,599
Student Loan Corp.	2,056	441,279
United Panam Financial Corp. (a)	5,347	127,366
WFS Financial, Inc. (a)	2,896	141,180
World Acceptance Corp. (a)	9,975	259,849
		7,183,843
Diversified Financial Services - 0.5%
Alliance Capital Management Holding LP	8,379	380,407
Ampal-American Israel Corp. Class A (a)	4,585	18,661
California First National Bancorp	4,060	47,096
CapitalSource, Inc. (a)	31,964	609,873
Catskill Litigation Trust	1,036	0
Chicago Mercantile Exchange Holdings, Inc. Class A	13,623	2,945,156
Encore Capital Group, Inc. (a)	7,962	122,296
eSpeed, Inc. Class A (a)	22,397	191,942
EuroBancshares, Inc.	10,674	149,436
Financial Federal Corp.	11,630	433,799
Finova Group, Inc. (a)	22,736	1,773
First Albany Companies, Inc.	2,377	13,668
Instinet Group, Inc. (a)	79,136	417,838
Leucadia National Corp.	40,237	1,605,054
Marlin Business Services Corp. (a)	6,748	136,849
Medallion Financial Corp.	7,298	67,579
MicroFinancial, Inc.	5,166	20,096
Nasdaq Stock Market, Inc. (a)	36,000	617,760
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
NCP Litigation Trust (a)	200	$ 0
Newtek Business Services, Inc. (a)	5,503	14,253
		7,793,536
Insurance - 6.3%
21st Century Holding Co.	1,797	23,361
21st Century Insurance Group	10,709	149,176
Affirmative Insurance Holdings, Inc.	11,382	146,828
Alfa Corp.	16,938	242,552
Allmerica Financial Corp. (a)	25,159	878,552
American Equity Investment Life Holding Co.	22,474	229,010
American Financial Group, Inc., Ohio	19,020	616,628
American Independence Corp. (a)	3,087	40,903
American National Insurance Co.	7,035	811,839
American Physicians Capital, Inc. (a)	2,331	80,769
AmerUs Group Co.	17,241	820,499
Arch Capital Group Ltd. (a)	14,827	662,026
Argonaut Group, Inc. (a)	18,674	391,034
Arthur J. Gallagher & Co.	46,594	1,286,926
Assurant, Inc.	59,422	2,088,683
Atlantic American Corp. (a)	10,720	32,160
Baldwin & Lyons, Inc. Class B	3,866	99,356
Berkshire Hathaway, Inc. Class A (a)	520	43,731,930
Bristol West Holdings, Inc.	9,584	165,803
Brown & Brown, Inc.	27,665	1,232,752
Capital Title Group, Inc.	3,610	23,140
Ceres Group, Inc. (a)	14,502	83,096
Citizens, Inc. Class A	9,969	57,721
Clark, Inc.	7,815	113,318
CNA Financial Corp. (a)	16,399	452,284
CNA Surety Corp. (a)	12,254	169,350
Commerce Group, Inc., Massachusetts	15,371	916,112
Conseco, Inc. (a)	78,575	1,571,500
Crawford & Co. Class B	11,783	85,073
Danielson Holding Corp. (a)	32,501	528,141
Delphi Financial Group, Inc. Class A	15,115	640,876
Donegal Group, Inc. Class B	5,785	95,279
EMC Insurance Group	3,511	62,636
Erie Indemnity Co. Class A	14,740	763,532
FBL Financial Group, Inc. Class A	8,164	218,387
Fidelity National Financial, Inc.	77,503	2,789,333
First Acceptance Corp. (a)	24,679	220,877
First American Corp., California	39,315	1,521,491
FPIC Insurance Group, Inc. (a)	7,567	225,194
Gainsco, Inc. (a)	2,400	3,528
Genworth Financial, Inc. Class A (non-vtg.)	110,440	3,201,656
Great American Financial Resources, Inc.	4,585	77,303
Harleysville Group, Inc.	11,446	232,468

	Shares	Value
HCC Insurance Holdings, Inc.	31,537	$ 1,236,566
Hilb Rogal & Hobbs Co.	16,155	550,724
Horace Mann Educators Corp.	25,370	461,734
Independence Holding Co.	5,623	99,246
Infinity Property & Casualty Corp.	12,293	393,376
Investors Title Co.	1,641	57,796
Kansas City Life Insurance Co.	3,631	171,093
LandAmerica Financial Group, Inc.	7,173	403,123
Markel Corp. (a)	4,528	1,547,444
Meadowbrook Insurance Group, Inc. (a)	9,169	47,220
Mercer Insurance Group, Inc. (a)	5,069	65,137
Merchants Group, Inc.	2,177	54,643
Mercury General Corp.	13,771	760,159
National Security Group, Inc.	2,778	58,366
National Western Life Insurance Co. Class A (a)	916	167,972
Nationwide Financial Services, Inc. Class A (sub. vtg.)	27,342	1,043,918
Navigators Group, Inc. (a)	5,206	173,047
Nymagic, Inc.	2,755	56,340
Odyssey Re Holdings Corp.	3,791	91,401
Ohio Casualty Corp. (a)	29,355	701,585
Old Republic International Corp.	80,691	2,005,978
Penn Treaty American Corp. (a)	3,930	8,725
Philadelphia Consolidated Holding Corp. (a)	8,897	733,736
Phoenix Companies, Inc.	44,488	511,612
PMA Capital Corp. Class A (a)	7,234	53,749
Presidential Life Corp.	14,950	226,493
ProAssurance Corp. (a)	12,089	472,922
ProCentury Corp.	9,119	93,014
Protective Life Corp.	31,449	1,263,935
Quotesmith.com, Inc. (a)	779	3,544
Reinsurance Group of America, Inc.	16,042	733,922
RLI Corp.	10,368	453,496
RTW, Inc. (a)	655	6,354
Safety Insurance Group, Inc.	9,803	308,991
SCPIE Holding, Inc. (a)	1,965	22,047
Selective Insurance Group, Inc.	16,312	785,097
Specialty Underwriters' Alliance, Inc.	14,899	117,553
StanCorp Financial Group, Inc.	13,520	1,011,972
State Auto Financial Corp.	6,485	175,095
Stewart Information Services Corp.	7,101	278,714
The Midland Co.	5,577	178,185
Tower Group, Inc.	6,299	73,887
Transatlantic Holdings, Inc.	14,067	803,366
Triad Guaranty, Inc. (a)	4,388	237,830
UICI	15,685	394,478
Unico American Corp. (a)	2,607	23,854
United Fire & Casualty Co.	5,504	216,692
Unitrin, Inc.	24,010	1,195,458
Universal American Financial Corp. (a)	15,250	288,835
USI Holdings Corp. (a)	16,821	196,974
Vesta Insurance Group, Inc. (a)	11,476	28,920
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
W.R. Berkley Corp.	50,223	$ 1,780,908
Wesco Financial Corp.	452	161,943
White Mountains Insurance Group Ltd.	3,821	2,539,055
Zenith National Insurance Corp.	6,312	399,865
		93,711,171
Real Estate - 8.2%
Aames Investment Corp., Maryland	29,126	268,833
Acadia Realty Trust (SBI)	9,701	164,432
Affordable Residential Communties, Inc.	25,798	317,831
Agree Realty Corp.	3,217	92,489
Alexanders, Inc. (a)	1,399	360,704
Alexandria Real Estate Equities, Inc.	9,352	648,094
AMB Property Corp. (SBI)	41,148	1,658,676
American Campus Communities, Inc.	9,838	201,679
American Financial Realty Trust (SBI)	72,622	1,114,748
American Home Mortgage Investment Corp.	18,046	587,578
American Land Lease, Inc.	4,333	93,593
American Mortgage Acceptance Co.	4,770	71,073
American Real Estate Partners LP (a)	11,925	331,038
American Realty Investments, Inc. (a)	1,965	17,783
AmeriVest Properties, Inc.	10,370	45,628
AMLI Residential Properties Trust (SBI)	11,801	339,161
Annaly Mortgage Management, Inc.	63,121	1,189,831
Anthracite Capital, Inc.	32,496	378,903
Anworth Mortgage Asset Corp.	34,106	326,053
Arbor Realty Trust, Inc.	9,197	245,100
Arden Realty, Inc.	35,665	1,223,310
Ashford Hospitality Trust, Inc.	31,094	309,696
Associated Estates Realty Corp.	8,335	72,098
AvalonBay Communities, Inc.	34,592	2,589,903
Bedford Property Investors, Inc.	11,464	265,621
Bimini Mortgage Management, Inc.	11,595	162,098
BioMed Realty Trust, Inc.	13,606	304,094
BNP Residential Properties, Inc.	5,592	87,906
BNS Holding, Inc. Class A (a)	20	137
Boston Properties, Inc.	52,441	3,503,059
Boykin Lodging Co. (a)	7,111	75,377
Brandywine Realty Trust (SBI)	26,197	737,708
BRE Properties, Inc. Class A	22,763	877,286
BRT Realty Trust	3,818	86,096
Camden Property Trust (SBI)	25,500	1,316,055
Capital Automotive (REIT) (SBI)	23,016	823,512
Capital Lease Funding, Inc.	14,178	156,383
Capital Trust, Inc. Class A	3,892	136,103
Capstead Mortgage Corp.	5,005	47,147
CarrAmerica Realty Corp.	26,827	927,409
Catellus Development Corp.	45,762	1,339,454
CB Richard Ellis Group, Inc. Class A	27,219	1,046,843
CBL & Associates Properties, Inc.	14,073	1,146,527
Cedar Shopping Centers, Inc.	8,757	118,482

	Shares	Value
CenterPoint Properties Trust (SBI)	26,073	$ 1,089,851
Colonial Properties Trust (SBI)	18,106	738,725
Commercial Net Lease Realty, Inc.	30,094	583,824
Consolidated-Tomoka Land Co.	2,587	198,552
Corporate Office Properties Trust (SBI)	18,017	503,215
Correctional Properties Trust	4,134	107,484
Cousins Properties, Inc.	17,978	509,497
Crescent Real Estate Equities Co.	51,838	953,301
Criimi Mae, Inc. (a)	4,835	102,502
CRT Properties, Inc.	15,342	352,713
Developers Diversified Realty Corp.	50,783	2,315,705
Digital Realty Trust, Inc.	17,715	265,725
Duke Realty Corp.	71,624	2,211,033
Eagle Hospitality Properties Trust, Inc.	18,912	171,910
Eastgroup Properties, Inc.	9,895	402,924
ECC Capital Corp.	32,592	195,878
Education Realty Trust, Inc.	12,344	211,946
Entertainment Properties Trust (SBI)	14,682	653,349
Equity Inns, Inc.	34,751	416,664
Equity Lifestyle Properties, Inc.	11,921	451,806
Equity One, Inc.	18,969	405,747
Essex Property Trust, Inc.	9,623	769,840
Extra Space Storage, Inc.	11,562	166,493
Federal Realty Investment Trust (SBI)	24,702	1,363,550
FelCor Lodging Trust, Inc. (a)	21,248	295,772
Fieldstone Investment Corp.	21,000	280,560
First Industrial Realty Trust, Inc.	19,876	771,189
First Potomac Realty Trust	9,520	215,628
First Union Real Estate Equity & Mortgage Investments (SBI) (a)	1,011	3,731
Forest City Enterprises, Inc. Class A	14,887	943,091
Friedman, Billings, Ramsey Group, Inc. Class A	73,196	955,208
Gables Residential Trust (SBI)	14,513	528,418
General Growth Properties, Inc.	108,897	4,239,360
Getty Realty Corp.	9,382	259,318
Gladstone Commercial Corp.	1,684	25,797
Glenborough Realty Trust, Inc.	17,820	360,142
Glimcher Realty Trust	18,529	477,122
Global Signal, Inc.	8,543	297,553
GMH Communities Trust	21,223	289,694
Government Properties Trust, Inc.	17,885	162,754
Gramercy Capital Corp.	9,940	216,493
Grubb & Ellis Co. (a)	700	4,200
Health Care Property Investors, Inc.	67,317	1,830,349
Health Care REIT, Inc.	27,520	986,317
Healthcare Realty Trust, Inc.	26,581	1,039,051
Heritage Property Investment Trust, Inc.	12,862	417,886
Hersha Hospitality Trust	18,712	178,138
Highland Hospitality Corp.	18,858	199,895
Highwoods Properties, Inc. (SBI)	25,599	704,484
Home Properties of New York, Inc.	15,138	623,686
HomeBanc Mortgage Corp., Georgia	30,699	289,799
Hospitality Properties Trust (SBI)	31,184	1,369,601
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate - continued
Host Marriott Corp.	159,154	$ 2,665,830
HRPT Properties Trust (SBI)	102,338	1,210,659
Humphrey Hospitality Trust, Inc.	13,197	58,727
Impac Mortgage Holdings, Inc.	38,183	759,842
Inland Real Estate Corp.	29,322	457,423
Innkeepers USA Trust (SBI)	24,065	325,118
Investors Real Estate Trust	30,237	284,530
iStar Financial, Inc.	55,016	2,305,170
Jones Lang LaSalle, Inc. (a)	14,145	599,889
Kilroy Realty Corp.	16,871	762,232
Kimco Realty Corp.	46,243	2,670,996
Kite Realty Group Trust	13,413	195,696
LaSalle Hotel Properties (SBI)	14,856	459,050
Lexington Corporate Properties Trust	24,513	564,534
Liberty Property Trust (SBI)	38,763	1,600,524
LTC Properties, Inc.	6,965	138,046
Luminent Mortgage Capital, Inc.	17,808	187,162
Mack-Cali Realty Corp.	26,240	1,156,922
Maguire Properties, Inc.	18,800	491,620
MeriStar Hospitality Corp. (a)	47,613	399,473
MFA Mortgage Investments, Inc.	38,509	273,029
Mid-America Apartment Communities, Inc.	9,395	380,498
Mission West Properties, Inc.	23,945	227,478
Monmouth Real Estate Investment Corp. Class A	9,627	74,032
MortgageIT Holdings, Inc.	11,005	186,535
National Health Investors, Inc.	10,652	284,089
National Health Realty, Inc.	2,339	43,505
Nationwide Health Properties, Inc.	32,399	728,006
New Century Financial Corp.	23,941	1,219,794
New Plan Excel Realty Trust	49,642	1,337,355
New York Mortgage Trust, Inc.	18,314	167,207
Newcastle Investment Corp.	20,572	632,383
NorthStar Realty Finance Corp.	19,589	203,726
Novastar Financial, Inc.	13,015	478,952
Omega Healthcare Investors, Inc.	30,486	364,308
One Liberty Properties, Inc.	4,885	93,059
Origen Financial, Inc.	17,799	128,865
Pan Pacific Retail Properties, Inc.	17,956	1,146,491
Parkway Properties, Inc.	7,044	339,873
Pennsylvania Real Estate Investment Trust (SBI)	17,193	756,492
PMC Commercial Trust	6,561	96,775
Post Properties, Inc.	19,470	638,616
Prentiss Properties Trust (SBI)	18,369	633,731
Prime Group Realty Trust (SBI) (a)	5,583	39,974
PS Business Parks, Inc.	10,667	437,774
Public Storage, Inc.	42,253	2,540,673
RAIT Investment Trust (SBI)	14,366	410,868
Ramco-Gershenson Properties Trust (SBI)	10,459	290,237

	Shares	Value
Rayonier, Inc.	25,724	$ 1,350,253
Realty Income Corp.	39,255	966,458
Reckson Associates Realty Corp.	42,753	1,350,567
Redwood Trust, Inc.	9,877	510,937
Regency Centers Corp.	27,684	1,546,151
Saul Centers, Inc.	5,254	174,170
Saxon Capital, Inc.	24,875	421,134
Senior Housing Properties Trust (SBI)	33,128	595,973
Shurgard Storage Centers, Inc. Class A	25,213	1,100,547
Sizeler Property Investors, Inc.	6,607	79,284
SL Green Realty Corp.	19,494	1,207,653
Sovran Self Storage, Inc.	6,602	294,383
Spirit Finance Corp.	14,213	156,343
Strategic Hotel Capital, Inc.	14,166	231,047
Stratus Properties, Inc. (a)	2,986	49,806
Sun Communities, Inc.	9,014	324,504
Sunstone Hotel Investors, Inc.	15,028	345,794
Tanger Factory Outlet Centers, Inc.	15,264	369,541
Tarragon Realty Investors, Inc. (a)	4,561	99,977
Taubman Centers, Inc.	23,304	739,669
Tejon Ranch Co. (a)	5,055	262,355
The Macerich Co.	28,289	1,783,056
The Mills Corp.	26,720	1,535,866
The St. Joe Co.	35,525	2,801,857
Thomas Properties Group, Inc.	9,183	109,829
Thornburg Mortgage, Inc. (SBI)	40,782	1,231,209
Town & Country Trust	12,547	345,670
Trammell Crow Co. (a)	20,383	459,637
Transcontinental Realty Investors, Inc. (a)	1,497	30,239
Trizec Properties, Inc.	44,801	874,068
Trustreet Properties, Inc.	25,200	396,900
U-Store-It Trust	16,266	307,427
United Capital Corp. (a)	2,068	49,322
United Dominion Realty Trust, Inc. (SBI)	68,424	1,577,173
United Mobile Homes, Inc.	4,453	65,236
Universal Health Realty Income Trust (SBI)	4,250	157,123
Urstadt Biddle Properties, Inc.	5,274	86,652
Urstadt Biddle Properties, Inc. Class A	17,626	290,124
Ventas, Inc.	36,910	1,053,411
Vornado Operating Co. (a)	81	223
Vornado Realty Trust	57,947	4,560,429
W.P. Carey & Co. LLC	8,724	252,560
Washington Real Estate Investment Trust (SBI)	21,745	676,270
Weingarten Realty Investors (SBI)	39,648	1,507,020
Wellsford Real Properties, Inc. (a)	2,805	49,088
Windrose Medical Properties Trust	4,662	61,072
Winston Hotels, Inc.	23,362	245,301
ZipRealty, Inc.	10,323	142,148
		123,186,225
Thrifts & Mortgage Finance - 2.4%
Accredited Home Lenders Holding Co. (a)	7,973	334,627
AmNet Mortgage, Inc. (a)	2,155	20,257
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Anchor BanCorp Wisconsin, Inc.	12,340	$ 340,831
Astoria Financial Corp.	49,784	1,371,051
Bank Mutual Corp.	47,805	518,206
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	22,979	407,647
BankUnited Financial Corp. Class A	17,404	430,053
BCSB Bankcorp, Inc.	4,872	68,208
Berkshire Bancorp, Inc.	1,110	20,646
Berkshire Hills Bancorp, Inc.	1,216	38,730
Brookline Bancorp, Inc., Delaware	36,986	562,187
Camco Financial Corp.	7,852	113,304
Capital Crossing Bank (a)	2,400	77,952
Capitol Federal Financial	12,422	411,417
CFS Bancorp, Inc.	5,521	72,380
Charter Financial Corp., Georgia	3,434	119,503
Charter Municipal Mortgage Acceptance Co.	29,222	634,117
Citizens First Bancorp, Inc.	3,754	78,872
Citizens South Banking Corp.	1,310	16,545
City Bank Lynnwood, Washington	7,439	231,353
Clifton Savings Bancorp, Inc.	8,458	88,640
Coastal Financial Corp.	8,464	126,198
Commercial Capital Bancorp, Inc.	23,400	396,630
Commercial Federal Corp.	22,915	573,104
Corus Bankshares, Inc.	7,394	379,460
Delta Financial Corp.	3,088	27,946
Dime Community Bancshares, Inc.	22,145	334,390
Doral Financial Corp.	45,817	531,019
Downey Financial Corp.	10,510	788,460
E-Loan, Inc. (a)	14,052	40,048
EFC Bancorp, Inc.	3,214	86,778
ESB Financial Corp.	7,483	99,674
Farmer Mac Class A (multi-vtg.)	3,846	53,536
Fidelity Bankshares, Inc.	13,812	341,847
First Busey Corp.	9,363	175,463
First Defiance Financial Corp.	3,003	80,300
First Federal Bancshares of Arkansas, Inc.	3,747	91,764
First Federal Bankshares, Inc.	2,907	65,640
First Financial Holdings, Inc.	9,293	264,293
First Financial Service Corp.	561	14,390
First Mutual Bancshares, Inc.	871	21,514
First Niagara Financial Group, Inc.	61,949	806,576
First Place Financial Corp.	5,230	102,979
FirstFed Financial Corp., Delaware (a)	8,047	435,986
Flagstar Bancorp, Inc.	12,455	246,111
Flushing Financial Corp.	7,219	121,929
FMS Financial Corp.	1,116	19,084
Franklin Bank Corp. (a)	9,733	166,434
Fremont General Corp.	33,992	731,168
Greater Delaware Valley Savings Bank	749	16,515

	Shares	Value
Harbor Florida Bancshares, Inc.	12,096	$ 430,255
Heritage Financial Corp., Washington	3,933	85,543
HMN Financial, Inc.	2,852	85,788
Home Federal Bancorp	2,558	62,415
Home Federal Bancorp, Inc., Delaware (a)	14,626	168,345
Horizon Financial Corp.	8,123	163,272
Hudson City Bancorp, Inc.	35,636	1,227,660
Independence Community Bank Corp.	39,963	1,497,813
IndyMac Bancorp, Inc.	29,876	1,229,397
ITLA Capital Corp. (a)	2,116	105,419
Jefferson Bancshares, Inc., Tennessee	5,738	74,135
Kearny Financial Corp.	13,844	145,224
KNBT Bancorp, Inc.	13,014	194,039
Lincoln Bancorp	3,496	58,383
LSB Corp.	3,904	62,659
MAF Bancorp., Inc.	16,529	703,474
MASSBANK Corp.	1,965	70,052
Matrix Bancorp, Inc. (a)	1,659	21,235
MutualFirst Financial, Inc.	2,603	57,162
NASB Financial, Inc.	3,384	131,942
NetBank, Inc.	18,817	156,369
New York Community Bancorp, Inc.	124,019	2,259,626
NewAlliance Bancshares, Inc.	57,350	790,857
NewMil Bancorp, Inc.	3,195	97,448
Northwest Bancorp, Inc.	5,050	100,495
OceanFirst Financial Corp.	4,849	104,254
Ocwen Financial Corp. (a)	23,396	169,153
Pamrapo Bancorp, Inc.	2,874	62,941
Parkvale Financial Corp.	2,919	81,148
Partners Trust Financial Group, Inc.	20,895	215,636
Pennfed Financial Services, Inc.	6,162	89,472
People's Bank, Connecticut	70,290	1,989,910
Peoples Bancorp, Auburn, Indiana	3,388	66,737
PFF Bancorp, Inc.	11,713	340,146
PFS Bancorp, Inc.	2,339	52,978
Pocahontas Bancorp, Inc.	2,049	28,686
Provident Bancorp, Inc., Delaware	32,025	375,013
Provident Financial Holdings, Inc.	3,631	101,014
Provident Financial Services, Inc.	36,065	641,236
Pulaski Financial Corp.	4,300	95,847
PVF Capital Corp.	5,130	70,748
R&G Financial Corp. Class B	13,850	199,717
Radian Group, Inc.	45,517	2,088,320
Rainier Pacific Financial Group, Inc.	3,186	54,449
Riverview Bancorp, Inc.	4,378	94,127
Sound Federal Bancorp, Inc.	2,713	43,191
Sterling Financial Corp., Washington	11,794	416,918
TF Financial Corp.	1,778	51,562
The PMI Group, Inc.	48,332	1,826,950
Timberland Bancorp, Inc.	2,387	54,925
United Community Financial Corp., Ohio	10,580	111,196
W Holding Co., Inc.	66,664	601,976
Washington Federal, Inc.	40,328	920,285
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Webster Financial Corp.	25,324	$ 1,187,696
Westfield Financial, Inc.	4,996	119,504
Willow Grove Bancorp, Inc.	4,975	75,849
Woronoco Bancorp, Inc.	2,212	71,005
WSFS Financial Corp.	2,718	151,338
		35,628,696
TOTAL FINANCIALS		368,814,964
HEALTH CARE - 12.0%
Biotechnology - 3.7%
Aastrom Biosciences, Inc. (a)	75,401	206,599
Abgenix, Inc. (a)	42,057	302,810
Affymetrix, Inc. (a)	30,462	1,629,412
Albany Molecular Research, Inc. (a)	10,983	130,808
Alexion Pharmaceuticals, Inc. (a)	11,260	256,165
Alkermes, Inc. (a)	45,557	528,461
Alliance Pharmaceutical Corp. (a)	2,080	478
Allos Therapeutics, Inc. (a)	6,613	13,887
Amylin Pharmaceuticals, Inc. (a)	49,796	795,740
Anadys Pharmaceuticals, Inc. (a)	9,204	62,863
AP Pharma, Inc. (a)	17,810	28,496
Aphton Corp. (a)	5,895	4,068
Applera Corp. - Celera Genomics Group (a)	45,121	447,600
Arena Pharmaceuticals, Inc. (a)	30,201	206,877
ARIAD Pharmaceuticals, Inc. (a)	21,808	131,502
ArQule, Inc. (a)	7,298	47,802
Array Biopharma, Inc. (a)	13,440	83,866
Avant Immunotherapeutics, Inc. (a)	18,683	26,530
AVAX Technologies, Inc. (a)	4,900	1,372
AVI BioPharma, Inc. (a)	7,485	17,665
Avigen, Inc. (a)	5,520	16,505
Axonyx, Inc. (a)	15,192	19,598
BioCryst Pharmaceuticals, Inc. (a)	5,707	26,595
BioMarin Pharmaceutical, Inc. (a)	24,260	164,968
Biopure Corp. Class A (a)	1,611	2,561
BioSource International, Inc. (a)	3,368	34,219
BioSphere Medical, Inc. (a)	4,678	22,033
BioTime, Inc. (a)	500	300
Caliper Life Sciences, Inc. (a)	28,993	178,597
Calypte Biomedical Corp. (a)	656	151
CancerVax Corp. (a)	16,900	50,362
Cel-Sci Corp. (a)	5,333	3,200
Celgene Corp. (a)	81,952	3,469,848
Cell Genesys, Inc. (a)	18,760	108,996
Cell Therapeutics, Inc. (a)	22,072	65,554
Cephalon, Inc. (a)	28,754	1,219,745
Cepheid, Inc. (a)	18,560	168,896
Charles River Laboratories International, Inc. (a)	29,774	1,431,832

	Shares	Value
Ciphergen Biosystems, Inc. (a)	8,010	$ 16,501
CorAutus Genetics, Inc. (a)	2,623	10,361
Corgentech, Inc. (a)	4,568	10,963
Corixa Corp. (a)	17,568	74,664
Covalent Group, Inc. (a)	7,298	14,961
Critical Therapeutics, Inc.	7,164	41,981
Cryo-Cell International, Inc. (a)	6,550	23,580
Cubist Pharmaceuticals, Inc. (a)	28,601	286,296
CuraGen Corp. (a)	15,692	67,162
Curis, Inc. (a)	10,011	39,644
CV Therapeutics, Inc. (a)	18,275	369,521
Cytogen Corp. (a)	15,067	81,663
Cytokinetics, Inc.	8,459	45,679
CytRx Corp. (a)	8,702	7,397
Dendreon Corp. (a)	22,297	117,951
Digene Corp. (a)	7,756	195,141
Discovery Partners International, Inc. (a)	7,205	21,255
Diversa Corp. (a)	14,786	73,930
DOV Pharmaceutical, Inc. (a)	3,823	57,727
DUSA Pharmaceuticals, Inc. (a)	9,863	110,367
Dyax Corp. (a)	9,263	43,073
Embrex, Inc. (a)	1,225	13,745
Encysive Pharmaceuticals, Inc. (a)	39,210	399,942
EntreMed, Inc. (a)	6,269	16,738
Enzo Biochem, Inc.	19,619	299,582
Enzon Pharmaceuticals, Inc. (a)	17,730	107,621
Epimmune, Inc. (a)	6,362	5,579
Exact Sciences Corp. (a)	5,146	14,923
Exelixis, Inc. (a)	45,686	320,716
Eyetech Pharmaceuticals, Inc. (a)	11,102	142,439
Genaera Corp. (a)	20,058	40,317
Genaissance Pharmaceuticals, Inc. (a)	14,494	13,190
Gene Logic, Inc. (a)	7,441	25,076
Genelabs Technologies, Inc. (a)	38,267	16,072
Genentech, Inc. (a)	236,416	18,735,968
Genitope Corp. (a)	16,300	212,063
Genta, Inc. (a)	25,757	28,590
GenVec, Inc. (a)	10,563	19,542
Geron Corp. (a)	29,508	236,064
GlycoGenesys, Inc. (a)	2,214	1,572
GTC Biotherapeutics, Inc. (a)	4,398	5,893
Harvard Bioscience, Inc. (a)	8,617	27,747
Hemispherx Biopharma, Inc. (a)	10,059	16,094
Human Genome Sciences, Inc. (a)	67,519	761,614
Icoria, Inc. (a)	5,801	1,392
ICOS Corp. (a)	29,632	640,051
Idenix Pharmaceuticals, Inc.	13,126	268,033
ImClone Systems, Inc. (a)	34,735	1,151,118
Immune Response Corp. (a)	5,029	3,520
Immunicon Corp. (a)	7,192	30,998
ImmunoGen, Inc. (a)	33,884	201,949
Immunomedics, Inc. (a)	11,508	20,714
Incyte Corp. (a)	42,798	326,549
Indevus Pharmaceuticals, Inc. (a)	18,476	63,373
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Insmed, Inc. (a)	10,199	$ 12,953
Interleukin Genetics, Inc. (a)	6,973	22,174
InterMune, Inc. (a)	9,193	110,408
Introgen Therapeutics, Inc. (a)	5,863	41,862
Invitrogen Corp. (a)	26,285	2,085,189
Isis Pharmaceuticals, Inc. (a)	19,155	70,107
Kendle International, Inc. (a)	4,210	48,541
Kosan Biosciences, Inc. (a)	8,015	37,911
La Jolla Pharmaceutical Co. (a)	13,815	11,190
Lexicon Genetics, Inc. (a)	22,319	108,024
Ligand Pharmaceuticals, Inc. Class B (a)	40,669	237,507
Lipid Sciences, Inc. (a)	6,973	36,817
Luminex Corp. (a)	20,616	205,335
Manhattan Pharmaceuticals, Inc. (a)	9,897	13,361
MannKind Corp.	19,534	253,551
Martek Biosciences (a)	14,397	538,304
Matritech, Inc. (a)	9,731	7,979
Maxim Pharmaceuticals, Inc. (a)	8,042	12,224
Maxygen, Inc. (a)	12,092	94,680
Medarex, Inc. (a)	41,013	310,879
Memory Pharmaceuticals Corp.	6,681	16,569
Millennium Pharmaceuticals, Inc. (a)	160,630	1,344,473
Myogen, Inc. (a)	7,818	51,755
Myriad Genetics, Inc. (a)	14,642	241,007
Nabi Biopharmaceuticals (a)	37,645	462,657
Nanogen, Inc. (a)	35,888	146,423
Neogen Corp. (a)	2,838	41,324
Neopharm, Inc. (a)	8,402	82,424
NeoRX Corp. (a)	5,171	2,947
Neose Technologies, Inc. (a)	9,641	25,356
Neurobiological Tech, Inc. (a)	4,585	15,222
Neurocrine Biosciences, Inc. (a)	17,929	675,385
Neurogen Corp. (a)	10,550	71,318
Northfield Laboratories, Inc. (a)	10,230	133,604
Northwest Biotherapeutics, Inc. (a)	2,800	560
Novavax, Inc. (a)	14,561	19,949
NPS Pharmaceuticals, Inc. (a)	17,211	199,131
Nuvelo, Inc. (a)	14,069	104,392
ONYX Pharmaceuticals, Inc. (a)	16,636	415,734
Orchid BioSciences, Inc. (a)	20,246	196,791
Ortec International, Inc. (a)	20	5
Orthologic Corp. (a)	36,394	147,760
Oscient Pharmaceuticals Corp. (a)	74,754	123,344
OSI Pharmaceuticals, Inc. (a)	23,376	868,886
OXiGENE, Inc. (a)	3,532	16,212
Palatin Technologies, Inc. (a)	9,806	19,808
Peregrine Pharmaceuticals, Inc. (a)	40,127	46,547
Pharmacopeia Drug Discovery, Inc. (a)	2,994	14,491
Pharmacyclics, Inc. (a)	5,240	42,025
Pharmion Corp. (a)	9,904	201,348
PRAECIS Pharmaceuticals, Inc. (a)	13,006	8,584

	Shares	Value
Progenics Pharmaceuticals, Inc. (a)	11,422	$ 228,440
Protein Design Labs, Inc. (a)	54,060	1,032,546
Regeneron Pharmaceuticals, Inc. (a)	15,683	97,705
Renovis, Inc. (a)	15,599	206,687
Repligen Corp. (a)	7,531	17,246
Rigel Pharmaceuticals, Inc. (a)	5,282	94,495
Sangamo Biosciences, Inc. (a)	5,746	21,548
Savient Pharmaceuticals, Inc. (a)	19,114	64,223
SciClone Pharmaceuticals, Inc. (a)	14,063	35,017
Seattle Genetics, Inc. (a)	19,175	92,615
Senomyx, Inc.	10,060	139,130
Sequenom, Inc. (a)	10,320	9,804
Seracare Life Sciences, Inc. (a)	5,802	78,501
Serologicals Corp. (a)	19,062	409,642
SIGA Technologies, Inc. (a)	5,146	7,050
Sirna Therapeutics, Inc. (a)	9,668	21,270
Solexa, Inc. (a)	501	3,056
Sonus Pharmaceuticals, Inc. (a)	4,772	15,461
Spectrum Pharmaceuticals, Inc. (a)	284	1,480
StemCells, Inc. (a)	46,919	194,714
Stratagene Corp. (a)	1,955	16,754
Strategic Diagnostics, Inc. (a)	3,743	10,518
Tanox, Inc. (a)	12,496	123,710
Tapestry Pharmaceuticals, Inc. (a)	6,737	3,773
Targeted Genetics Corp. (a)	17,490	14,517
Techne Corp. (a)	18,517	862,892
Telik, Inc. (a)	25,126	358,297
Third Wave Technologies, Inc. (a)	10,841	40,762
Titan Pharmaceuticals, Inc. (a)	11,415	24,542
Transgenomic, Inc. (a)	4,398	2,991
Transkaryotic Therapies, Inc. (a)	12,924	439,287
Trimeris, Inc. (a)	6,241	63,346
Unigene Laboratories, Inc. (a)	10,479	19,386
United Therapeutics Corp. (a)	10,741	536,620
Valentis, Inc. (a)	148	400
Vertex Pharmaceuticals, Inc. (a)	41,265	574,409
Vical, Inc. (a)	4,304	16,355
Vicuron Pharmaceuticals, Inc. (a)	28,304	466,450
Vion Pharmaceuticals, Inc. (a)	41,496	100,835
Viragen, Inc. (a)	2,058	1,132
ViroLogic, Inc. (a)	94,829	258,883
ViroPharma, Inc. (a)	9,450	41,108
XOMA Ltd. (a)	31,255	43,757
Zymogenetics, Inc. (a)	19,085	332,270
		54,904,213
Health Care Equipment & Supplies - 3.1%
Abaxis, Inc. (a)	6,763	70,673
Abiomed, Inc. (a)	7,205	67,511
Advanced Magnetics, Inc. (a)	1,558	13,944
Advanced Medical Optics, Inc. (a)	32,144	1,241,080
Advanced Neuromodulation Systems, Inc. (a)	12,635	449,301
AeroGen, Inc. (a)	1,834	1,284
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Aksys Ltd. (a)	7,205	$ 21,615
Align Technology, Inc. (a)	19,490	141,692
American Medical Systems Holdings, Inc. (a)	29,754	593,890
Analogic Corp.	4,867	206,799
Angeion Corp. (a)	2	5
Angiodynamics, Inc.	2,846	56,237
Anika Therapeutics, Inc. (a)	1,029	15,569
Animas Corp.	4,745	84,983
Applied Imaging Corp. (a)	1,848	2,624
Aradigm Corp. (a)	18,327	19,793
Arrow International, Inc.	11,330	382,954
Arthrocare Corp. (a)	11,370	366,569
Aspect Medical Systems, Inc. (a)	7,501	241,232
ATS Medical, Inc. (a)	6,269	20,374
Avitar, Inc. (a)	2,400	168
Beckman Coulter, Inc.	29,814	2,088,769
Bio-Rad Laboratories, Inc. Class A (a)	946	50,970
BioLase Technology, Inc.	9,270	65,446
Biosite, Inc. (a)	7,975	436,312
BioVeris Corp. (a)	7,558	38,470
Bruker BioSciences Corp. (a)	29,315	123,123
Cambridge Heart, Inc. (a)	1,200	396
Candela Corp. (a)	6,482	66,311
Cantel Medical Corp. (a)	6,163	189,204
Cardiac Science, Inc. (a)	21,052	20,631
Cardima, Inc. (a)	12,725	1,273
Cardiodynamics International Corp. (a)	13,842	30,729
Cardiogenesis Corp. (a)	2,780	1,140
Cardiotech International, Inc. (a)	3,688	6,897
Cerus Corp. (a)	5,687	23,260
Cholestech Corp. (a)	3,743	34,248
Clarient, Inc. (a)	8,140	11,559
Closure Medical Corp. (a)	4,341	117,077
Compex Technologies, Inc. (a)	2,466	9,272
Conceptus, Inc. (a)	11,964	63,768
CONMED Corp. (a)	13,894	435,438
Cooper Companies, Inc.	21,941	1,449,203
Curon Medical, Inc. (a)	10,105	6,568
Cutera, Inc.	9,296	148,736
Cyberonics, Inc. (a)	12,152	443,426
Cygnus, Inc. (a)	9,600	1,248
Cytyc Corp. (a)	55,599	1,301,573
Dade Behring Holdings, Inc.	21,542	1,440,083
Datascope Corp.	5,092	155,000
DENTSPLY International, Inc.	34,865	1,989,048
Diagnostic Products Corp.	11,373	495,180
Diametrics Medical, Inc. (a)	4,600	92
Digirad Corp.	4,978	26,383
DJ Orthopedics, Inc. (a)	9,063	251,498
E-Z-EM, Inc.	3,324	48,929

	Shares	Value
Edwards Lifesciences Corp. (a)	30,567	$ 1,397,218
Encore Medical Corp. (a)	13,697	69,581
Endologix, Inc. (a)	10,666	46,397
Enpath Medical, Inc. (a)	3,275	21,844
EP Medsystems, Inc. (a)	14,220	36,972
Epix Pharmaceuticals, Inc. (a)	14,654	116,206
Escalon Medical Corp. (a)	3,512	27,920
Exactech, Inc. (a)	2,414	32,348
Fonar Corp. (a)	19,649	22,989
Foxhollow Technologies, Inc.	6,285	238,202
Gen-Probe, Inc. (a)	25,260	981,604
Haemonetics Corp. (a)	13,187	536,711
Hillenbrand Industries, Inc.	29,729	1,500,125
Hologic, Inc. (a)	11,747	432,407
I-Flow Corp. (a)	9,152	149,544
ICU Medical, Inc. (a)	4,770	157,267
IDEXX Laboratories, Inc. (a)	16,015	924,546
Illumina, Inc. (a)	18,937	198,839
Immucor, Inc. (a)	23,566	789,461
Implant Sciences Corp. (a)	468	1,329
INAMED Corp. (a)	18,529	1,153,060
Integra LifeSciences Holdings Corp. (a)	7,912	264,419
Intermagnetics General Corp. (a)	14,014	404,584
IntraLase Corp.	5,385	104,415
Intuitive Surgical, Inc. (a)	16,313	807,494
Invacare Corp.	14,488	646,310
Inverness Medical Innovations, Inc. (a)	12,010	339,883
Iridex Corp. (a)	100	600
IRIS International, Inc. (a)	10,010	191,291
IVAX Diagnostics, Inc. (a)	7,111	33,066
Kensey Nash Corp. (a)	8,253	224,482
Kinetic Concepts, Inc. (a)	25,924	1,665,617
Kyphon, Inc. (a)	13,217	379,196
Laserscope, Inc. (a)	9,323	320,991
LifeCell Corp. (a)	18,394	243,904
Lifecore Biomedical, Inc. (a)	13,141	167,679
Matthews International Corp. Class A	19,095	706,324
Med-Design Corp. (a)	3,555	2,417
Medical Action Industries, Inc. (a)	2,970	52,658
Medwave, Inc. (a)	2,979	10,784
Mentor Corp.	18,531	758,103
Meridian Bioscience, Inc.	4,477	81,705
Merit Medical Systems, Inc. (a)	18,942	277,121
Mesa Laboratories, Inc.	4,207	50,947
Micro Therapeutics, Inc. (a)	8,566	34,264
Microtek Medical Holdings, Inc. (a)	12,551	44,180
Molecular Devices Corp. (a)	12,725	245,847
National Dentex Corp. (a)	2,508	47,025
Natus Medical, Inc. (a)	3,448	34,825
Nektar Therapeutics (a)	40,646	743,009
North American Scientific, Inc. (a)	3,930	11,790
Novoste Corp. (a)	5,146	4,271
Nutraceutical International Corp. (a)	4,825	63,642
NuVasive, Inc.	5,716	89,741
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Optical Sensors, Inc. (a)	16	$ 32
OraSure Technologies, Inc. (a)	16,097	133,766
Orthovita, Inc. (a)	20,662	65,705
Osteotech, Inc. (a)	4,011	11,592
Palomar Medical Technologies, Inc. (a)	5,194	118,683
Paradigm Medical Industries, Inc. (a)	3,600	216
Physiometrix, Inc. (a)	2,994	2,156
PolyMedica Corp.	16,786	589,189
Possis Medical, Inc. (a)	16,597	174,766
Precision Optics Corp., Inc. (a)	850	655
Quidel Corp. (a)	10,586	46,367
Quinton Cardiology Systems, Inc. (a)	1,955	15,620
Regeneration Technologies, Inc. (a)	6,737	45,340
ResMed, Inc. (a)	16,191	1,011,452
Respironics, Inc. (a)	17,039	1,138,887
Retractable Technologies, Inc. (a)	5,601	17,643
Rita Medical Systems, Inc. (a)	5,240	13,938
Somanetics Corp. (a)	6,762	122,933
Sonic Innovations, Inc. (a)	6,362	27,675
SonoSight, Inc. (a)	8,947	274,673
Spectrx, Inc. (a)	10,741	3,759
Staar Surgical Co. (a)	8,437	33,157
Stereotaxis, Inc.	21,349	167,590
Steris Corp. (a)	33,835	818,807
SurModics, Inc. (a)	9,780	385,528
Sybron Dental Specialties, Inc. (a)	19,441	720,678
Symmetry Medical, Inc.	4,445	99,301
Synovis Life Technologies, Inc. (a)	4,155	31,786
The Spectranetics Corp. (a)	4,398	25,113
Theragenics Corp. (a)	8,161	27,992
Thermogenesis Corp. (a)	39,439	158,150
Thoratec Corp. (a)	31,157	465,486
Trimedyne, Inc. (a)	8,608	4,993
TriPath Imaging, Inc. (a)	13,366	114,814
Urologix, Inc. (a)	5,053	22,082
Utah Medical Products, Inc.	3,222	70,111
Varian Medical Systems, Inc. (a)	68,150	2,563,122
Varian, Inc. (a)	17,582	654,050
Vasomedical, Inc. (a)	19,274	11,564
Ventana Medical Systems, Inc. (a)	15,582	658,340
Viasys Healthcare, Inc. (a)	15,673	364,397
Vision Sciences, Inc. (a)	8,293	22,308
Vital Signs, Inc.	3,275	138,107
West Pharmaceutical Services, Inc.	18,684	520,163
Wilson Greatbatch Technologies, Inc. (a)	13,770	331,031
Wright Medical Group, Inc. (a)	15,912	438,216
Young Innovations, Inc.	3,599	133,667
Zoll Medical Corp. (a)	5,795	137,573
		46,389,884
Health Care Providers & Services - 3.8%
A.D.A.M., Inc. (a)	2,620	14,908

	Shares	Value
Accelrys, Inc. (a)	5,988	$ 31,617
Accredo Health, Inc. (a)	24,006	1,075,949
Advisory Board Co. (a)	10,260	463,342
Air Methods Corp. (a)	2,008	13,614
Alliance Imaging, Inc. (a)	12,948	129,868
Allied Healthcare International, Inc. (a)	9,152	63,332
Allscripts Healthcare Solutions, Inc. (a)	10,292	168,377
Amedisys, Inc. (a)	7,502	226,635
America Service Group, Inc. (a)	4,584	90,259
American Dental Partners, Inc. (a)	1,695	40,731
American Healthways, Inc. (a)	16,117	632,915
American Retirement Corp. (a)	14,758	202,037
AMERIGROUP Corp. (a)	24,648	967,188
AMICAS, Inc. (a)	9,824	41,850
AMN Healthcare Services, Inc. (a)	7,568	109,282
AmSurg Corp. (a)	14,989	404,103
Andrx Corp. (a)	35,387	707,032
Apria Healthcare Group, Inc. (a)	23,586	742,959
Beverly Enterprises, Inc. (a)	60,098	743,412
Bio-Imaging Technologies, Inc. (a)	2,110	6,372
Bioanalytical Systems, Inc. (a)	4,772	30,302
BioScrip, Inc. (a)	10,245	53,581
BriteSmile, Inc. (a)	1,435	5,023
Capital Senior Living Corp. (a)	8,498	51,498
Centene Corp. (a)	19,014	611,300
Cerner Corp. (a)	14,947	976,786
Chemed Corp. New	12,524	529,515
Claimsnet.com, Inc. (a)	2,700	405
Community Health Systems, Inc. (a)	44,219	1,608,245
Comprehensive Care Corp. (a)	300	576
Computer Programs & Systems, Inc.	4,771	161,641
Corvel Corp. (a)	3,080	81,743
Covance, Inc. (a)	30,828	1,345,950
Coventry Health Care, Inc. (a)	52,547	3,658,322
Cross Country Healthcare, Inc. (a)	12,122	205,468
Cryolife, Inc. (a)	5,006	36,294
Curative Health Services, Inc. (a)	3,649	9,378
D & K Healthcare Resources, Inc.	3,743	30,543
DaVita, Inc. (a)	48,078	2,214,473
Dendrite International, Inc. (a)	18,964	293,942
Digital Angel Corp. (a)	7,990	31,321
Eclipsys Corp. (a)	22,643	303,869
Emeritus Corp. (a)	1,897	25,040
eResearchTechnology, Inc. (a)	23,930	292,903
Five Star Quality Care, Inc. (a)	407	2,776
Genesis HealthCare Corp. (a)	11,326	492,568
Gentiva Health Services, Inc. (a)	15,272	242,672
Hanger Orthopedic Group, Inc. (a)	6,855	34,961
Health Grades, Inc. (a)	100	440
Health Net, Inc. (a)	55,546	1,901,340
HealthAxis, Inc. (a)	190	361
HealthExtras, Inc. (a)	10,723	183,792
HealthGate Data Corp. (a)	1,733	607
HealthStream, Inc. (a)	6,041	18,063
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
HealthTronics Surgical Services, Inc. (a)	18,929	$ 240,209
HearUSA, Inc. (a)	11,117	19,010
Henry Schein, Inc. (a)	42,807	1,724,694
HMS Holdings Corp. (a)	6,175	38,285
Hooper Holmes, Inc.	23,892	95,568
Hythiam, Inc. (a)	13,644	78,862
IDX Systems Corp. (a)	8,913	284,325
Kindred Healthcare, Inc. (a)	15,832	610,799
LabOne, Inc. (a)	9,088	350,252
LCA-Vision, Inc.	9,840	434,731
Lifeline Systems, Inc. (a)	6,086	198,160
LifePoint Hospitals, Inc. (a)	24,004	1,079,700
Lincare Holdings, Inc. (a)	49,283	2,166,481
Magellan Health Services, Inc. (a)	15,839	514,292
Matria Healthcare, Inc. (a)	9,187	261,738
Medcath Corp. (a)	4,959	128,488
Medical Staffing Network Holdings, Inc. (a)	8,863	48,126
Mediware Information Systems, Inc. (a)	1,310	15,393
Merge Technologies, Inc. (a)	5,082	88,427
Molina Healthcare, Inc. (a)	4,735	202,658
National Healthcare Corp.	5,307	175,396
National Medical Health Card Systems, Inc. (a)	2,994	68,922
National Research Corp.	1,185	16,590
NDCHealth Corp.	22,122	370,765
NovaMed Eyecare, Inc. (a)	4,865	30,114
NWH, Inc.	2,958	44,370
OCA, Inc. (a)	15,187	62,267
Odyssey Healthcare, Inc. (a)	21,592	286,310
Omnicare, Inc.	52,091	1,996,127
Omnicell, Inc. (a)	6,445	41,893
Option Care, Inc.	9,298	123,663
Owens & Minor, Inc.	20,823	645,513
Pacific Ethanol, Inc. (a)	10,539	115,297
PacifiCare Health Systems, Inc. (a)	43,895	2,757,923
PAREXEL International Corp. (a)	10,681	194,928
Patterson Companies, Inc. (a)	57,266	2,599,304
PDI, Inc. (a)	3,836	46,032
Pediatrix Medical Group, Inc. (a)	11,224	826,423
Per-Se Technologies, Inc. (a)	16,645	315,756
Pharmaceutical Product Development, Inc. (a)	24,599	1,190,100
PRA International	5,000	130,150
Precis, Inc. (a)	3,930	3,812
Priority Healthcare Corp. Class B (a)	21,406	489,769
ProxyMed, Inc. (a)	3,259	20,760
PSS World Medical, Inc. (a)	31,368	368,260
Psychemedics Corp.	3,872	56,144
Psychiatric Solutions, Inc. (a)	10,475	428,951
QMed, Inc. (a)	4,585	32,599

	Shares	Value
Radiation Therapy Services, Inc.	5,067	$ 104,887
Radiologix, Inc. (a)	6,550	25,742
RehabCare Group, Inc. (a)	10,698	297,297
Renal Care Group, Inc. (a)	33,085	1,529,850
ResCare, Inc. (a)	11,581	154,375
Rural/Metro Corp. (a)	8,327	62,527
SFBC International, Inc. (a)	9,166	320,902
Sierra Health Services, Inc. (a)	10,758	710,781
Specialty Laboratories, Inc. (a)	6,269	51,531
SRI/Surgical Express, Inc. (a)	2,620	11,476
Sun Healthcare Group, Inc. (a)	7,484	52,388
Sunrise Senior Living, Inc. (a)	9,735	507,680
Symbion, Inc. (a)	13,630	321,668
Triad Hospitals, Inc. (a)	38,302	1,942,677
Tripos, Inc. (a)	2,058	7,409
TriZetto Group, Inc. (a)	26,787	371,804
U.S. Physical Therapy, Inc. (a)	4,585	73,498
United Surgical Partners International, Inc. (a)	13,038	627,649
Universal Health Services, Inc. Class B	27,301	1,595,197
VCA Antech, Inc. (a)	39,356	974,455
Ventiv Health, Inc. (a)	11,820	239,946
VistaCare, Inc. Class A (a)	5,318	94,873
WebMD Corp. (a)	163,288	1,539,806
Wellcare Health Plans, Inc.	10,100	350,470
WellChoice, Inc. (a)	16,498	942,036
		57,240,740
Pharmaceuticals - 1.4%
Able Laboratories, Inc. (a)	13,759	58,751
Acusphere, Inc. (a)	1,403	6,664
Adolor Corp. (a)	22,706	217,069
Advancis Pharmaceutical Corp. (a)	4,491	20,030
Alpharma, Inc. Class A	16,636	214,105
Alteon, Inc. (a)	9,772	7,231
American Pharmaceutical Partners, Inc. (a)	19,772	868,386
Antigenics, Inc. (a)	19,086	127,876
Argonaut Technologies, Inc. (a)	2,100	1,974
Atherogenics, Inc. (a)	21,187	301,915
AVANIR Pharmaceuticals Class A (a)	57,046	141,474
Barr Pharmaceuticals, Inc. (a)	45,199	2,297,013
Barrier Therapeutics, Inc.	6,541	104,394
Bentley Pharmaceuticals, Inc. (a)	7,642	83,221
Bone Care International, Inc. (a)	8,823	288,865
Boston Life Sciences, Inc. (a)	1,366	3,005
Bradley Pharmaceuticals, Inc. (a)	5,396	54,014
Cellegy Pharmaceuticals, Inc. (a)	10,121	18,218
CNS., Inc.	5,283	110,943
Collagenex Pharmaceuticals, Inc. (a)	4,585	22,604
Columbia Laboratories, Inc. (a)	12,667	32,934
Connetics Corp. (a)	18,114	403,399
Corcept Therapeutics, Inc. (a)	7,957	31,351
Cortex Pharmaceuticals, Inc. (a)	7,017	16,420
Cypress Bioscience, Inc. (a)	19,092	231,968
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
DepoMed, Inc. (a)	14,582	$ 64,452
Discovery Laboratories, Inc. (a)	33,851	238,650
Durect Corp. (a)	14,242	51,129
Emisphere Technologies, Inc. (a)	4,678	18,151
Endo Pharmaceuticals Holdings, Inc. (a)	37,764	766,609
Eon Labs, Inc. (a)	13,690	419,462
Ergo Science Corp. (a)	3,743	9,919
First Horizon Pharmaceutical Corp. (a)	12,197	229,304
Guilford Pharmaceuticals, Inc. (a)	8,608	21,692
Heska Corp. (a)	20,430	15,323
Hi-Tech Pharmacal Co., Inc. (a)	1,747	52,515
Hollis-Eden Pharmaceuticals, Inc. (a)	6,761	57,401
Immtech International, Inc. (a)	2,377	30,235
Impax Laboratories, Inc. (a)	25,598	419,807
InKine Pharmaceutical, Inc. (a)	14,194	32,362
Inspire Pharmaceuticals, Inc. (a)	16,447	106,906
Interpharm Holdings, Inc. (a)	2,260	2,938
IntraBiotics Pharmaceuticals, Inc. (a)	982	3,388
Ista Pharmaceuticals, Inc. (a)	7,132	56,485
IVAX Corp. (a)	108,313	2,128,350
Kos Pharmaceuticals, Inc. (a)	7,706	444,867
KV Pharmaceutical Co. Class A (a)	22,399	445,740
MacroChem Corp. (a)	8,982	2,246
Matrixx Initiatives, Inc. (a)	3,745	39,472
Medicines Co. (a)	23,402	513,440
Medicis Pharmaceutical Corp. Class A	26,916	758,493
MGI Pharma, Inc. (a)	33,805	784,276
Miravant Medical Technologies (a)	5,240	3,249
Nastech Pharmaceutical Co., Inc. (a)	13,653	165,884
New River Pharmaceuticals, Inc.	6,595	215,986
NitroMed, Inc. (a)	7,285	139,435
Noven Pharmaceuticals, Inc. (a)	9,569	172,242
Nutrition 21, Inc. (a)	16,280	15,792
Orphan Medical, Inc. (a)	2,152	22,897
Oxis International, Inc. (a)	5,100	1,581
Pain Therapeutics, Inc. (a)	12,891	67,678
Par Pharmaceutical Companies, Inc. (a)	16,558	529,856
Penwest Pharmaceuticals Co. (a)	6,245	75,440
Perrigo Co.	37,462	582,159
Pharmos Corp. (a)	12,986	37,270
Pozen, Inc. (a)	8,367	61,665
Pure World, Inc. (a)	3,032	6,003
Salix Pharmaceuticals Ltd. (a)	23,743	415,740
Santarus, Inc.	9,294	27,603
SCOLR Pharma, Inc. (a)	17,200	62,608
Sepracor, Inc. (a)	52,671	3,200,290
SuperGen, Inc. (a)	29,317	147,465
Theravance, Inc.	20,000	351,800
Valeant Pharmaceuticals International	47,647	982,958

	Shares	Value
Vivus, Inc. (a)	7,394	$ 17,598
Zila, Inc. (a)	11,602	33,646
		20,714,281
TOTAL HEALTH CARE		179,249,118
INDUSTRIALS - 10.0%
Aerospace & Defense - 1.0%
AAR Corp. (a)	17,638	282,914
Alliant Techsystems, Inc. (a)	18,426	1,321,144
Applied Signal Technology, Inc.	5,054	88,445
Armor Holdings, Inc. (a)	14,548	549,187
Astronics Corp. (a)	3,368	27,112
Aviall, Inc. (a)	14,956	460,346
BE Aerospace, Inc. (a)	32,481	470,000
Ceradyne, Inc. (a)	12,324	284,561
CPI Aerostructures, Inc. (a)	1,677	15,646
Cubic Corp.	9,321	164,050
Curtiss-Wright Corp.	10,637	581,631
DHB Industries, Inc. (a)	15,368	120,792
DRS Technologies, Inc. (a)	12,783	601,824
Ducommun, Inc. (a)	2,048	33,690
EDO Corp.	9,094	258,906
Engineered Support Systems, Inc.	18,793	732,927
Esterline Technologies Corp. (a)	14,234	553,703
Firearms Training Systems, Inc. Class A (a)	32,643	47,985
GenCorp, Inc. (non-vtg.) (a)	19,734	372,973
Hawk Corp. Class A (a)	3,526	39,456
Heico Corp. Class A	7,372	123,776
Herley Industries, Inc. (a)	12,228	214,112
Hexcel Corp. (a)	23,761	388,255
Innovative Solutions & Support, Inc. (a)	5,801	200,947
Ionatron, Inc. (a)	15,916	141,652
Irvine Sensors Corp. (a)	390	803
Kaman Corp. Class A	10,776	166,705
KVH Industries, Inc. (a)	2,861	26,579
Ladish Co., Inc. (a)	2,592	28,771
Mercury Air Group, Inc.	4,372	15,127
Mercury Computer Systems, Inc. (a)	13,741	397,115
Moog, Inc. Class A (a)	17,518	531,671
MTC Technologies, Inc. (a)	6,932	232,430
Orbital Sciences Corp. (a)	28,133	273,171
Pemco Aviation Group, Inc. (a)	664	16,534
Precision Castparts Corp.	32,140	2,498,242
Sequa Corp. Class A (a)	3,323	192,734
Sypris Solutions, Inc.	8,306	87,545
Teledyne Technologies, Inc. (a)	15,810	499,912
The Allied Defense Group, Inc. (a)	1,497	35,688
Todd Shipyards Corp.	976	18,788
Triumph Group, Inc. (a)	9,892	350,968
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
United Defense Industries, Inc.	23,778	$ 1,771,699
United Industrial Corp.	4,210	145,877
		15,366,393
Air Freight & Logistics - 0.5%
ABX Air, Inc. (a)	24,425	183,676
AirNet Systems, Inc. (a)	400	1,996
C.H. Robinson Worldwide, Inc.	42,285	2,417,433
Dynamex, Inc. (a)	5,891	105,979
EGL, Inc. (a)	15,109	287,524
Expeditors International of Washington, Inc.	53,194	2,711,830
Forward Air Corp.	16,516	443,455
Hub Group, Inc. Class A (a)	10,554	290,024
Pacer International, Inc. (a)	20,798	474,402
Park-Ohio Holdings Corp. (a)	2,246	34,252
Velocity Express Corp. (a)	10	92
		6,950,663
Airlines - 0.4%
AirTran Holdings, Inc. (a)	44,245	431,831
Alaska Air Group, Inc. (a)	12,205	360,292
America West Holding Corp. Class B (a)	9,440	52,864
AMR Corp. (a)	77,964	1,005,736
Continental Airlines, Inc. Class B (a)	33,664	466,583
ExpressJet Holdings, Inc. Class A (a)	15,449	133,325
FLYi, Inc. (a)	12,753	9,692
Frontier Airlines, Inc. (a)	24,186	295,311
Hawaiian Holdings, Inc. (a)	24,994	133,468
JetBlue Airways Corp. (a)	47,373	1,029,415
MAIR Holdings, Inc. (a)	10,106	96,411
Mesa Air Group, Inc. (a)	31,372	200,153
Midwest Air Group, Inc. (a)	2,199	4,310
Northwest Airlines Corp. (a)	30,502	185,757
Pinnacle Airlines Corp. (a)	9,213	90,287
Republic Airways Holdings, Inc.	6,555	83,642
SkyWest, Inc.	29,545	538,901
UAL Corp. (a)	30,750	40,898
World Air Holdings, Inc. (a)	5,000	42,600
		5,201,476
Building Products - 0.4%
Aaon, Inc. (a)	3,343	59,840
Advanced Environmental Recycling Technologies, Inc. Class A (a)	11,364	15,796
American Woodmark Corp.	6,070	204,013
Ameron International Corp.	7,159	236,247
Apogee Enterprises, Inc.	10,123	141,621
Armstrong Holdings, Inc. (a)	17,029	52,279
ElkCorp	10,708	353,364
Griffon Corp. (a)	13,433	267,720
International Aluminum Corp.	2,821	97,325
Jacuzzi Brands, Inc. (a)	41,827	427,054

	Shares	Value
Lennox International, Inc.	27,074	$ 575,052
NCI Building Systems, Inc. (a)	10,453	361,047
North American Technologies Group, Inc. (a)	15,190	3,494
Owens Corning (a)	25,785	118,611
PW Eagle, Inc. (a)	4,678	30,781
Quixote Corp.	2,744	53,453
Simpson Manufacturing Co. Ltd.	18,925	543,905
Trex Co., Inc. (a)	5,040	194,292
Universal Forest Products, Inc.	10,000	398,000
US Home Systems, Inc. (a)	1,441	6,985
USG Corp. (a)	14,982	686,925
Water Pik Technologies, Inc. (a)	4,117	76,494
York International Corp.	23,349	961,979
		5,866,277
Commercial Services & Supplies - 2.6%
A.T. Cross Co. Class A (a)	7,939	39,933
ABM Industries, Inc.	16,671	317,916
Adesa, Inc.	44,415	1,011,774
Administaff, Inc.	12,570	268,495
Ambassadors International, Inc.	3,352	42,973
American Ecology Corp.	7,611	96,355
American Reprographics Co.	10,952	163,185
Amrep Corp.	1,187	25,770
Angelica Corp.	3,181	84,201
APAC Customer Services, Inc. (a)	13,380	12,845
Aramark Corp. Class B	53,447	1,395,501
Asset Acceptance Capital Corp. (a)	7,917	194,521
Banta Corp.	12,999	570,916
Bowne & Co., Inc.	22,482	297,887
Brady Corp. Class A	19,602	599,233
Casella Waste Systems, Inc. Class A (a)	6,013	68,608
CDI Corp.	6,472	138,112
Central Parking Corp.	12,239	206,839
Century Business Services, Inc. (a)	22,865	91,689
Cenveo, Inc. (a)	25,258	211,662
ChoicePoint, Inc. (a)	43,459	1,706,200
Clean Harbors, Inc. (a)	3,368	69,886
Coinstar, Inc. (a)	12,617	238,966
Comsys IT Partners, Inc. (a)	9,126	154,321
Consolidated Graphics, Inc. (a)	7,126	301,644
Copart, Inc. (a)	31,203	773,522
Cornell Companies, Inc. (a)	2,994	38,443
Corporate Executive Board Co.	19,080	1,331,402
Corrections Corp. of America (a)	15,101	545,146
CoStar Group, Inc. (a)	10,946	439,810
CRA International, Inc. (a)	3,927	223,800
Deluxe Corp.	24,752	1,000,228
DiamondCluster International, Inc. (a)	15,755	206,075
Dun & Bradstreet Corp. (a)	35,162	2,160,353
Duratek, Inc. (a)	4,440	97,369
Ennis, Inc.	16,601	263,790
Exponent, Inc. (a)	4,404	109,087
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
First Consulting Group, Inc. (a)	8,047	$ 41,683
Food Technology Service, Inc. (a)	24,286	25,087
FTI Consulting, Inc. (a)	18,622	409,498
G&K Services, Inc. Class A	11,899	468,345
General Binding Corp. (a)	4,987	103,181
Gevity HR, Inc.	14,736	252,722
GP Strategies Corp. (a)	6,690	47,499
Healthcare Services Group, Inc.	12,453	232,871
Heidrick & Struggles International, Inc. (a)	7,587	190,510
Herman Miller, Inc.	37,091	1,079,719
HNI Corp.	23,276	1,200,809
Hudson Highland Group, Inc. (a)	9,360	149,854
Humitech International Group, Inc. (a)	75	0
Huron Consulting Group, Inc.	5,724	131,480
ICT Group, Inc. (a)	2,304	21,404
IKON Office Solutions, Inc.	60,502	586,264
Imagistics International, Inc. (a)	10,064	271,124
Innotrac Corp. (a)	3,181	27,007
Integrated Alarm Services Group, Inc. (a)	5,801	23,494
Intersections, Inc.	3,842	37,460
John H. Harland Co.	12,788	481,724
Kaiser Ventures LLC Class A (a)	100	0
Kelly Services, Inc. Class A (non-vtg.)	11,483	319,342
Kforce, Inc. (a)	14,628	117,609
Knoll, Inc.	5,664	98,440
Korn/Ferry International (a)	16,006	253,855
Labor Ready, Inc. (a)	24,006	495,484
Layne Christensen Co. (a)	9,628	166,564
Learning Tree International, Inc. (a)	4,772	61,416
LECG Corp. (a)	10,710	206,489
Mac-Gray Corp. (a)	3,487	30,407
Manpower, Inc.	45,361	1,806,729
McGrath RentCorp.	12,352	284,714
Medialink Worldwide, Inc. (a)	9,153	28,832
Mine Safety Appliances Co.	13,105	600,340
Mobile Mini, Inc. (a)	9,513	351,220
Multi-Color Corp.	954	25,090
Nashua Corp. (a)	4,665	41,985
Navigant Consulting, Inc. (a)	23,091	529,708
NCO Group, Inc. (a)	17,519	347,927
New Horizons Worldwide, Inc. (a)	1,029	3,715
On Assignment, Inc. (a)	7,298	38,679
PerfectData Corp. (a)	2,400	3,072
Perma-Fix Environmental Services, Inc. (a)	8,161	14,282
PHH Corp. (a)	27,272	654,255
PICO Holdings, Inc. (a)	3,619	93,696
Portfolio Recovery Associates, Inc. (a)	5,343	210,568
PRG-Schultz International, Inc. (a)	51,315	198,076

	Shares	Value
Prosoft Learning Corp. (a)	550	$ 314
Protection One, Inc. (a)	512	10,240
Providence Service Corp. (a)	1,871	47,261
RCM Technologies, Inc. (a)	5,333	24,532
RemedyTemp, Inc. Class A (a)	2,024	19,633
Republic Services, Inc.	65,747	2,332,704
Resources Connection, Inc. (a)	22,366	445,531
Rollins, Inc.	15,303	312,181
School Specialty, Inc. (a)	8,378	328,585
Sirva, Inc. (a)	9,936	77,998
SITEL Corp. (a)	17,217	34,090
SOURCECORP, Inc. (a)	10,346	221,508
Spherion Corp. (a)	26,671	145,890
Spherix, Inc. (a)	5,297	9,058
Standard Register Co.	11,044	156,383
Steelcase, Inc. Class A	27,429	353,834
Stericycle, Inc. (a)	22,113	1,097,247
Team, Inc. (a)	1,942	36,898
TeamStaff, Inc. (a)	6,456	10,588
Teletech Holdings, Inc. (a)	22,516	183,956
Tetra Tech, Inc. (a)	28,236	340,244
The Brink's Co.	28,104	877,126
The Geo Group, Inc. (a)	4,188	101,643
TRC Companies, Inc. (a)	3,649	41,599
TRM Corp. (a)	4,518	73,327
U.S. Liquids, Inc. (a)	500	0
United Stationers, Inc. (a)	17,551	860,526
Venture Catalyst, Inc. (a)	4,800	2,160
Viad Corp.	9,927	275,971
Volt Information Sciences, Inc. (a)	4,078	80,133
Waste Connections, Inc. (a)	21,121	783,167
Waste Industries USA, Inc.	5,309	76,609
Waterlink, Inc. (a)	13,000	3
Watson Wyatt & Co. Holdings Class A	15,646	411,803
WCA Waste Corp.	14,127	125,589
West Corp. (a)	9,761	343,002
Westaff, Inc. (a)	6,445	22,364
		38,526,383
Construction & Engineering - 0.4%
Comfort Systems USA, Inc. (a)	13,509	84,972
Dycom Industries, Inc. (a)	23,055	452,800
EMCOR Group, Inc. (a)	8,411	399,523
ENGlobal Corp. (a)	5,236	19,007
Foster Wheeler Ltd. (a)	1	7
Granite Construction, Inc.	20,803	487,830
Infrasource Services, Inc.	14,105	155,155
Insituform Technologies, Inc. Class A (a)	10,399	154,321
Integrated Electrical Services, Inc. (a)	12,962	19,702
Jacobs Engineering Group, Inc. (a)	27,425	1,442,007
Keith Companies, Inc. (a)	3,743	79,164
MasTec, Inc. (a)	15,207	128,651
McDermott International, Inc. (a)	28,537	608,694
Michael Baker Corp. (a)	1,542	26,615
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Modtech Holdings, Inc. (a)	5,824	$ 36,109
Perini Corp. (a)	8,236	124,199
Quanta Services, Inc. (a)	50,026	451,735
Shaw Group, Inc. (a)	39,603	798,000
URS Corp. (a)	18,875	638,541
Xanser Corp. (a)	6,501	14,367
		6,121,399
Electrical Equipment - 0.8%
A.O. Smith Corp.	9,105	285,533
Active Power, Inc. (a)	12,538	33,602
Acuity Brands, Inc.	20,955	514,445
Alpine Group, Inc.	500	775
American Superconductor Corp. (a)	11,273	99,766
AMETEK, Inc.	34,434	1,316,412
AML Communications, Inc. (a)	4,959	5,306
Arotech Corp. (a)	6,082	6,447
Artesyn Technologies, Inc. (a)	26,577	218,729
AZZ, Inc. (a)	2,745	43,947
Baldor Electric Co.	16,987	427,223
Beacon Power Corp. (a)	1,934	1,644
BTU International, Inc. (a)	5,333	20,212
C&D Technologies, Inc.	10,479	76,706
Capstone Turbine Corp. (a)	19,181	19,181
Color Kinetics, Inc.	4,701	51,429
Digital Power Corp. (a)	4,959	3,223
Distributed Energy Systems Corp. (a)	8,514	28,266
Encore Wire Corp. (a)	5,950	65,450
Ener1, Inc. (a)	103,431	46,544
Energy Conversion Devices, Inc. (a)	12,728	245,396
EnerSys	6,321	65,802
Evergreen Solar, Inc. (a)	30,083	151,919
EXX, Inc. Class A (a)	3,975	7,394
Franklin Electric Co., Inc.	7,380	283,540
FuelCell Energy, Inc. (a)	16,439	133,813
General Cable Corp. (a)	16,412	229,932
Genlyte Group, Inc. (a)	11,710	521,798
Global Power Equipment Group, Inc. (a)	12,875	98,623
GrafTech International Ltd. (a)	57,460	252,824
Hubbell, Inc. Class B	29,584	1,344,297
II-VI, Inc. (a)	14,906	245,502
LaBarge, Inc. (a)	3,526	50,034
Lamson & Sessions Co. (a)	7,205	78,462
LSI Industries, Inc.	18,573	252,407
M-Wave, Inc. (a)	3,800	4,028
MagneTek, Inc. (a)	6,175	13,647
Medis Technologies Ltd. (a)	10,041	138,265
Microvision, Inc. (a)	4,959	32,085
Millennium Cell, Inc. (a)	10,760	16,248
Peco II, Inc. (a)	2,700	2,862
Plug Power, Inc. (a)	21,369	132,915
Powell Industries, Inc. (a)	3,555	65,483

	Shares	Value
Power-One, Inc. (a)	27,820	$ 152,454
Preformed Line Products Co.	2,387	81,468
Regal-Beloit Corp.	15,780	405,546
Roper Industries, Inc.	21,597	1,509,630
Technology Research Corp.	3,139	15,726
Thomas & Betts Corp. (a)	29,837	921,367
Ultralife Batteries, Inc. (a)	3,836	62,604
UQM Technologies, Inc. (a)	9,558	28,674
Valence Technology, Inc. (a)	28,181	83,416
Vicor Corp.	6,422	85,413
Woodward Governor Co.	6,578	508,940
		11,487,354
Industrial Conglomerates - 0.3%
Alleghany Corp.	2,298	644,015
Carlisle Companies, Inc.	15,455	1,071,341
Raven Industries, Inc.	5,968	152,065
Standex International Corp.	6,940	185,714
Teleflex, Inc.	17,720	991,434
Tredegar Corp.	13,644	208,071
Walter Industries, Inc.	18,208	772,019
		4,024,659
Machinery - 2.2%
3D Systems Corp. (a)	4,678	99,174
A.S.V., Inc. (a)	5,754	208,870
Actuant Corp. Class A (a)	13,141	591,345
AGCO Corp. (a)	44,788	822,308
Alamo Group, Inc.	3,665	74,766
Albany International Corp. Class A	14,164	442,908
American Science & Engineering, Inc. (a)	4,072	155,184
Ampco-Pittsburgh Corp.	3,730	43,007
Astec Industries, Inc. (a)	5,339	117,084
Axsys Technologies, Inc. (a)	2,806	47,814
Badger Meter, Inc.	3,952	148,674
Baldwin Technology Co., Inc. Class A (a)	3,555	10,665
Barnes Group, Inc.	7,406	227,216
Briggs & Stratton Corp.	23,949	810,913
Bucyrus International, Inc. Class A	9,495	338,782
Cascade Corp.	7,531	265,242
Catalytica Energy Systems, Inc. (a)	8,234	16,221
Circor International, Inc.	7,340	181,665
CLARCOR, Inc.	25,280	710,115
Columbus McKinnon Corp. (NY Shares) (a)	2,526	23,845
Commercial Vehicle Group, Inc.	5,089	93,587
Crane Co.	26,149	686,934
CUNO, Inc. (a)	9,646	685,831
Donaldson Co., Inc.	37,756	1,211,968
EnPro Industries, Inc. (a)	10,275	278,144
ESCO Technologies, Inc. (a)	7,324	620,709
Federal Signal Corp.	25,728	402,129
Flanders Corp. (a)	10,793	107,606
Flow International Corp. (a)	7,017	45,611
Flowserve Corp. (a)	26,957	794,423
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Freightcar America, Inc.	7,160	$ 140,909
Gardner Denver, Inc. (a)	11,276	432,435
Gehl Co. (a)	2,789	83,637
Gorman-Rupp Co.	3,011	61,123
Graco, Inc.	34,412	1,200,635
Greenbrier Companies, Inc.	4,808	133,278
Hardinge, Inc.	3,618	58,677
Harsco Corp.	21,620	1,254,609
Hirsch International Corp. Class A	2,100	2,100
IDEX Corp.	23,950	919,920
JLG Industries, Inc.	22,344	569,549
Joy Global, Inc.	39,742	1,491,915
Kadant, Inc. (a)	10,799	221,380
Kaydon Corp.	15,748	449,448
Kennametal, Inc.	17,241	758,604
Key Technology, Inc. (a)	2,697	29,667
Lincoln Electric Holdings, Inc.	16,627	544,701
Lindsay Manufacturing Co.	2,911	58,249
Lydall, Inc. (a)	4,210	34,690
Manitowoc Co., Inc.	15,308	620,433
Met-Pro Corp.	4,936	71,128
Middleby Corp.	3,871	213,679
Milacron, Inc. (a)	13,450	29,321
Miller Industries, Inc. (a)	8,914	106,522
Mueller Industries, Inc.	16,578	447,606
NACCO Industries, Inc. Class A	2,260	231,650
Nordson Corp.	13,360	415,362
Oshkosh Truck Co.	17,949	1,431,253
Paragon Technologies, Inc. (a)	1,565	16,824
Pentair, Inc.	52,029	2,315,811
Portec Rail Products, Inc.	5,406	53,141
Robbins & Myers, Inc.	5,734	135,609
Spire Corp. (a)	200	880
SPX Corp.	39,633	1,760,102
Stewart & Stevenson Services, Inc.	10,798	257,964
Sun Hydraulics Corp.	5,760	212,659
Tecumseh Products Co. Class A (non-vtg.)	9,990	273,127
Tennant Co.	3,550	132,415
Terex Corp. (a)	25,431	1,005,033
The L.S. Starrett Co. Class A	5,190	88,593
Thomas Industries, Inc.	10,548	420,549
Timken Co.	42,674	1,002,839
Titan International, Inc.	8,031	118,618
Toro Co.	23,824	1,025,623
Trinity Industries, Inc.	20,627	599,421
TurboChef Technologies, Inc. (a)	7,368	81,785
Valmont Industries, Inc.	8,590	205,731
Wabash National Corp.	17,869	445,117
Wabtec Corp.	21,048	435,694

	Shares	Value
Watts Water Technologies, Inc. Class A	13,498	$ 470,135
Wolverine Tube, Inc. (a)	11,965	86,268
		33,419,158
Marine - 0.1%
Alexander & Baldwin, Inc.	21,453	953,586
International Shipholding Corp. (a)	4,464	65,174
Kirby Corp. (a)	12,683	541,057
		1,559,817
Road & Rail - 0.8%
AMERCO (a)	4,227	224,792
Arkansas Best Corp.	13,868	453,900
Celadon Group, Inc. (a)	3,555	64,346
Central Freight Lines, Inc. (a)	4,722	13,741
CNF, Inc.	26,516	1,181,288
Covenant Transport, Inc. Class A (a)	4,491	62,335
Dollar Thrifty Automotive Group, Inc. (a)	12,284	442,101
Florida East Coast Industries, Inc. Class A	10,362	435,826
Frozen Food Express Industries, Inc. (a)	4,026	43,280
Genesee & Wyoming, Inc. Class A (a)	9,231	257,914
Heartland Express, Inc.	22,966	460,468
J.B. Hunt Transport Services, Inc.	63,916	1,283,433
Kansas City Southern (a)	33,906	677,781
Knight Transportation, Inc.	18,213	445,308
Laidlaw International, Inc. (a)	53,748	1,195,356
Landstar System, Inc. (a)	30,350	1,024,009
Marten Transport Ltd. (a)	5,381	105,521
Old Dominion Freight Lines, Inc. (a)	9,459	288,216
Overnite Corp.	13,723	584,874
P.A.M. Transportation Services, Inc. (a)	3,368	55,505
Patriot Transportation Holding, Inc. (a)	534	27,928
Quality Distribution, Inc. (a)	6,526	51,816
RailAmerica, Inc. (a)	27,000	315,090
SCS Transportation, Inc. (a)	7,643	139,485
Swift Transportation Co., Inc. (a)	25,658	629,904
U.S. Xpress Enterprises, Inc. Class A (a)	4,026	49,157
USA Truck, Inc. (a)	4,594	93,029
Werner Enterprises, Inc.	29,159	548,481
Yellow Roadway Corp. (a)	26,977	1,423,846
		12,578,730
Trading Companies & Distributors - 0.5%
Aceto Corp.	6,871	49,952
Applied Industrial Technologies, Inc.	15,418	469,324
Beacon Roofing Supply, Inc.	6,928	165,648
BlueLinx Corp.	5,464	66,442
Electro Rent Corp. (a)	5,676	66,693
Fastenal Co.	32,031	1,861,642
GATX Corp.	23,171	773,216
Hughes Supply, Inc.	33,947	882,622
Huttig Building Products, Inc. (a)	6,924	75,541
Interline Brands, Inc.	7,766	156,019
Lawson Products, Inc.	2,516	107,685
MSC Industrial Direct Co., Inc. Class A	23,826	741,703
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
NuCo2, Inc. (a)	6,606	$ 156,430
Rush Enterprises, Inc. Class B (a)	14,669	213,434
UAP Holding Corp.	19,052	277,207
United Rentals, Inc. (a)	32,666	655,933
Watsco, Inc.	11,978	529,308
WESCO International, Inc. (a)	13,788	402,610
Willis Lease Finance Corp. (a)	2,246	18,305
		7,669,714
Transportation Infrastructure - 0.0%
Interpool, Inc.	6,238	135,489
Macquarie Infrastructure Co. Trust	11,700	342,810
TIMCO Aviation Services, Inc. (a)	1,570	259
		478,558
TOTAL INDUSTRIALS		149,250,581
INFORMATION TECHNOLOGY - 14.0%
Communications Equipment - 1.6%
3Com Corp. (a)	200,317	733,160
ACE*COMM Corp. (a)	4,585	9,720
Adtran, Inc.	25,739	565,486
Airnet Communications Corp. (a)	290	302
Alliance Fiber Optic Products, Inc. (a)	23,499	21,619
AltiGen Communications, Inc. (a)	1,965	3,773
American Access Technologies, Inc. (a)	3,100	5,363
Amplidyne, Inc. (a)	2,500	750
Anaren, Inc. (a)	5,614	66,470
Applied Innovation, Inc. (a)	4,398	21,418
Arris Group, Inc. (a)	46,856	405,773
Avanex Corp. (a)	47,520	47,995
Avici Systems, Inc. (a)	5,006	22,327
Avocent Corp. (a)	23,887	668,836
Aware, Inc. (a)	10,854	71,636
Bel Fuse, Inc. Class B	4,800	143,520
Belden CDT, Inc.	22,395	450,587
Black Box Corp.	9,551	328,363
Brooktrout, Inc. (a)	2,433	24,257
C-COR, Inc. (a)	17,135	117,889
Carrier Access Corp. (a)	8,499	40,965
Centillium Communications, Inc. (a)	7,672	16,802
Comarco, Inc. (a)	2,807	22,428
CommScope, Inc. (a)	29,560	500,155
Communications Systems, Inc.	2,049	20,695
Computer Network Technology Corp. (a)	6,830	34,150
Comtech Telecommunications Corp. (a)	14,149	511,769
Copper Mountain Networks, Inc. (a)	1,834	1,687
CoSine Communications, Inc. (a)	1,291	3,034
Digi International, Inc. (a)	8,313	97,511
Digital Lightwave, Inc. (a)	7,892	3,867
Ditech Communications Corp. (a)	12,275	88,503
EFJ, Inc. (a)	12,549	89,098

	Shares	Value
EMS Technologies, Inc. (a)	5,416	$ 73,116
Endwave Corp. (a)	4,014	144,705
Enterasys Networks, Inc. (a)	72,437	67,366
Entrada Networks, Inc. (a)	292	18
eOn Communications Corp. (a)	3,013	4,700
Extreme Networks, Inc. (a)	45,152	206,345
Ezenia!, Inc. (a)	2,900	7,685
F5 Networks, Inc. (a)	15,313	784,179
Finisar Corp. (a)	63,389	75,433
Foundry Networks, Inc. (a)	58,598	541,446
Glenayre Technologies, Inc. (a)	20,210	64,672
Globecomm Systems, Inc. (a)	1,591	8,846
Harmonic, Inc. (a)	45,500	283,465
Harris Corp.	68,158	1,958,861
Inter-Tel, Inc.	14,007	287,564
InterDigital Communication Corp. (a)	26,716	493,177
ION Networks, Inc. (a)	12,500	1,250
ISCO International, Inc. (a)	19,929	4,982
Ixia (a)	16,955	311,802
Juniper Networks, Inc. (a)	250,135	6,413,461
Lantronix, Inc. (a)	17,964	24,611
Loral Space & Communications Ltd. (a)	11,797	2,831
Microwave Filter Co., Inc. (a)	3,836	5,217
MRV Communications, Inc. (a)	62,152	114,981
NETGEAR, Inc. (a)	9,364	184,190
Network Engines, Inc. (a)	9,093	15,458
Network Equipment Technologies, Inc. (a)	9,591	53,614
NMS Communications Corp. (a)	36,033	117,107
NumereX Corp. Class A (a)	4,959	23,853
Occam Networks, Inc. (a)	97,158	25,261
Oplink Communications, Inc. (a)	38,204	56,924
Optelecom Nkf, Inc. (a)	1,053	11,362
Optical Cable Corp. (a)	1,228	5,477
Optical Cable Corp. warrants 10/24/07 (a)	1,083	0
Optical Communication Products, Inc. (a)	7,672	13,733
P-Com, Inc. (a)	40	7
Packeteer, Inc. (a)	20,916	248,273
Paradyne Networks, Inc. (a)	15,814	31,154
Parkervision, Inc. (a)	3,649	16,421
PC-Tel, Inc. (a)	4,261	31,148
Performance Technologies, Inc. (a)	4,304	28,966
Plantronics, Inc.	22,948	789,870
Polycom, Inc. (a)	48,003	821,331
Powerwave Technologies, Inc. (a)	55,185	503,839
Proxim Corp. Class A (a)	2,997	959
Radyne Comstream Corp. (a)	3,636	31,161
Redback Networks, Inc. (a)	24,395	139,052
REMEC, Inc. (a)	17,442	109,013
SafeNet, Inc. (a)	11,901	373,929
Science Dynamics Corp. (a)	3,000	306
SCM Microsystems, Inc. (a)	4,117	12,227
SeaChange International, Inc. (a)	14,511	114,637
SiRF Technology Holdings, Inc. (a)	14,089	199,500
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Sonus Networks, Inc. (a)	118,387	$ 526,822
SpectraLink Corp.	7,222	83,197
Stratex Networks, Inc. (a)	28,330	49,578
Stratos International, Inc. (a)	2,179	9,391
Sunrise Telecom, Inc.	16,442	26,307
Sycamore Networks, Inc. (a)	88,267	298,342
Symmetricom, Inc. (a)	19,029	214,647
Tekelec (a)	27,705	377,065
Telkonet, Inc. (a)	34,540	145,068
Telular Corp. (a)	4,093	15,963
TeraForce Technology Corp. (a)	5,500	259
Terayon Communication Systems, Inc. (a)	17,767	56,321
Tollgrade Communications, Inc. (a)	3,530	26,757
Tut Systems, Inc. (a)	5,240	15,825
UTStarcom, Inc. (a)	48,272	355,282
Veramark Technologies, Inc. (a)	1,700	1,275
Verilink Corp. (a)	5,552	8,828
Verso Technologies, Inc. (a)	29,089	7,563
ViaSat, Inc. (a)	13,487	273,651
Vyyo, Inc. (a)	7,423	45,874
Wegener Corp. (a)	11,602	21,464
Westell Technologies, Inc. Class A (a)	23,209	139,022
WJ Communications, Inc. (a)	17,073	34,317
YDI Wireless, Inc. (a)	2,250	5,236
Zhone Technologies, Inc. (a)	31,159	84,441
		23,801,888
Computers & Peripherals - 1.3%
ActivCard Corp. (a)	30,377	125,153
Adaptec, Inc. (a)	48,874	194,519
Advanced Digital Information Corp. (a)	26,930	185,009
Avid Technology, Inc. (a)	17,748	1,040,743
Brocade Communications Systems, Inc. (a)	126,523	494,705
Concurrent Computer Corp. (a)	15,381	27,993
CopyTele, Inc. (a)	16,655	9,327
Cray, Inc. (a)	54,672	79,821
Crossroads Systems, Inc. (a)	3,368	3,166
Datalink Corp. (a)	2,058	5,063
Dataram Corp. (a)	3,649	21,383
Diebold, Inc.	37,308	1,867,638
Dot Hill Systems Corp. (a)	30,475	161,822
Electronics for Imaging, Inc. (a)	26,640	506,160
Emulex Corp. (a)	41,365	781,799
Exabyte Corp. (a)	8,140	2,849
FOCUS Enhancements, Inc. (a)	7,672	5,754
Hauppauge Digital, Inc. (a)	4,117	15,850
HEI, Inc. (a)	3,368	10,274
Hutchinson Technology, Inc. (a)	15,974	660,844
Hypercom Corp. (a)	33,443	212,363
iCAD, Inc. (a)	5,579	19,805
Imation Corp.	20,686	781,103

	Shares	Value
Immersion Corp. (a)	12,108	$ 70,953
InFocus Corp. (a)	16,952	70,520
Innovex, Inc. (a)	4,552	15,386
Intergraph Corp. (a)	17,605	552,621
Interphase Corp. (a)	2,203	15,531
Iomega Corp. (a)	46,398	143,370
Komag, Inc. (a)	10,983	316,860
LaserCard Corp. (a)	2,282	13,692
Maxtor Corp. (a)	144,804	794,974
McDATA Corp. Class A (a)	55,095	209,912
Mobility Electronics, Inc. (a)	8,655	76,164
MTI Technology Corp. (a)	9,637	15,805
Neoware Systems, Inc. (a)	5,768	58,372
Novatel Wireless, Inc. (a)	7,913	98,675
nStor Technologies, Inc. (a)	58,500	8,190
Overland Storage, Inc. (a)	6,049	58,615
palmOne, Inc. (a)	20,086	570,844
Pinnacle Systems, Inc. (a)	27,413	162,011
Presstek, Inc. (a)	9,169	78,303
Printronix, Inc.	1,310	20,803
Qualstar Corp. (a)	2,735	10,256
Quantum Corp. (a)	114,189	296,891
Rimage Corp. (a)	3,259	68,928
SanDisk Corp. (a)	83,629	2,181,881
SBS Technologies, Inc. (a)	5,427	52,696
Seagate Technology	109,944	2,333,012
Silicon Graphics, Inc. (a)	162,605	131,710
SimpleTech, Inc. (a)	16,223	56,781
Socket Communications, Inc. (a)	8,047	10,461
SteelCloud, Inc., (a)	4,772	11,166
Storage Technology Corp. (a)	57,361	1,851,613
Stratasys, Inc. (a)	3,681	119,117
Synaptics, Inc. (a)	12,462	239,644
Transact Technologies, Inc. (a)	2,830	27,819
UNOVA, Inc. (a)	23,727	488,302
ViewCast.com, Inc. (a)	10,386	3,843
VPGI Corp. (a)	1,500	225
Western Digital Corp. (a)	105,074	1,577,161
Zoom Technologies, Inc. (a)	5,240	13,624
		20,039,874
Electronic Equipment & Instruments - 1.8%
Advanced Photonix, Inc. Class A (a)	11,134	24,495
Aeroflex, Inc. (a)	38,419	307,352
Aetrium, Inc. (a)	100	258
Agilysys, Inc.	13,133	201,986
Allied Motion Technologies, Inc. (a)	3,555	16,993
American Technical Ceramics Corp. (a)	2,713	28,324
American Technology Corp. (a)	2,713	16,956
Amphenol Corp. Class A	45,349	1,922,344
Anixter International, Inc.	15,756	595,734
APA Enterprises, Inc. (a)	3,836	6,061
Applied Films Corp. (a)	4,696	126,322
Arrow Electronics, Inc. (a)	58,478	1,634,460
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Avnet, Inc. (a)	62,773	$ 1,313,211
AVX Corp.	24,168	287,116
Axcess, Inc. (a)	6,529	9,598
BEI Technologies, Inc.	4,023	103,431
Bell Industries, Inc. (a)	7,298	16,129
Bell Microproducts, Inc. (a)	7,111	58,310
Benchmark Electronics, Inc. (a)	20,281	642,299
Brightpoint, Inc. (a)	15,321	288,035
CalAmp Corp. (a)	5,601	36,967
Cash Technologies, Inc. (a)	2,900	2,610
CDW Corp.	33,690	1,960,084
CellStar Corp. (a)	7,347	9,551
Checkpoint Systems, Inc. (a)	15,935	280,775
Chyron Corp. (a)	7,000	2,450
Cogent, Inc.	6,958	139,577
Cognex Corp.	20,814	540,331
Coherent, Inc. (a)	18,552	609,062
Conolog Corp. (a)	170	265
CTS Corp.	13,666	145,543
CyberOptics Corp. (a)	1,204	15,483
Daktronics, Inc. (a)	7,071	164,684
DDi Corp. (a)	12,004	27,129
Digital Theater Systems, Inc. (a)	10,547	180,248
Digital Video Systems, Inc. (a)	140	553
Dionex Corp. (a)	12,188	546,632
Dolby Laboratories, Inc. Class A	15,240	303,886
Duraswitch Industries, Inc. (a)	4,023	5,978
Echelon Corp. (a)	15,261	104,843
Electro Scientific Industries, Inc. (a)	15,506	278,178
eMagin Corp. (a)	28,133	27,852
En Pointe Technologies, Inc. (a)	2,994	8,234
Excel Technology, Inc. (a)	4,513	113,051
Fargo Electronics, Inc. (a)	4,491	81,063
FARO Technologies, Inc. (a)	4,015	111,697
FLIR Systems, Inc. (a)	35,020	938,536
Frequency Electronics, Inc.	1,170	13,689
Gerber Scientific, Inc. (a)	5,960	43,985
Giga-Tronics, Inc. (a)	4,585	18,569
Global Imaging Systems, Inc. (a)	10,618	337,546
GTSI Corp. (a)	3,743	30,618
I. D. Systems Inc. (a)	2,045	30,593
Identix, Inc. (a)	53,889	295,851
Ingram Micro, Inc. Class A (a)	65,415	1,034,211
Intelli-Check, Inc. (a)	1,429	7,874
Interlink Electronics, Inc. (a)	2,903	15,502
International DisplayWorks, Inc. (a)	11,072	93,891
Iteris, Inc. (a)	4,304	11,320
Itron, Inc. (a)	11,304	464,707
Jaco Electronics, Inc. (a)	3,836	12,045
Keithley Instruments, Inc.	4,405	64,886
KEMET Corp. (a)	50,913	356,391

	Shares	Value
Landauer, Inc.	6,794	$ 331,887
LeCroy Corp. (a)	3,181	52,359
Lexar Media, Inc. (a)	40,833	204,982
LightPath Technologies, Inc. Class A (a)	1,150	2,990
Littelfuse, Inc. (a)	11,004	331,000
LoJack Corp. (a)	6,991	103,047
Lowrance Electronics, Inc.	5,300	109,975
M-Flex Electronix, Inc.	6,965	113,669
Manchester Technologies, Inc. (a)	1,778	11,148
Maxwell Technologies, Inc. (a)	3,836	39,434
MDI, Inc. (a)	7,859	4,008
Measurement Specialties, Inc. (a)	7,492	145,345
Mechanical Technology, Inc. (a)	9,637	34,404
Merix Corp. (a)	4,257	30,863
Methode Electronics, Inc. Class A	13,856	165,441
Metrologic Instruments, Inc. (a)	6,046	83,798
Micronetics, Inc. (a)	3,743	30,693
MSGI Security Solutions, Inc. (a)	58	421
MTS Systems Corp.	12,034	384,005
National Instruments Corp.	24,405	567,416
Newport Corp. (a)	24,770	348,019
NU Horizons Electronics Corp. (a)	3,462	20,357
OSI Systems, Inc. (a)	6,635	98,862
OYO Geospace Corp. (a)	1,267	20,731
Park Electrochemical Corp.	6,884	159,709
Parlex Corp. (a)	2,058	12,142
Paxar Corp. (a)	15,371	270,837
PC Connection, Inc. (a)	6,035	30,839
Pemstar, Inc. (a)	10,011	11,813
Perceptron, Inc. (a)	2,600	16,978
PFSweb, Inc. (a)	9,080	18,886
Photon Dynamics, Inc. (a)	10,818	208,896
Planar Systems, Inc. (a)	3,555	28,582
Plexus Corp. (a)	24,216	332,970
RadiSys Corp. (a)	13,283	214,786
Research Frontiers, Inc. (a)	3,836	16,725
RF Industries Ltd. (a)	2,339	14,245
RF Monolithics, Inc. (a)	3,462	21,811
Richardson Electronics Ltd.	4,959	44,135
Rofin-Sinar Technologies, Inc. (a)	6,310	203,813
Rogers Corp. (a)	8,834	365,639
Satcon Technology Corp. (a)	5,988	8,204
ScanSource, Inc. (a)	6,683	328,068
Sigmatron International, Inc. (a)	762	8,115
Sirenza Microdevices, Inc. (a)	8,140	26,211
Somera Communications, Inc. (a)	13,567	18,858
Spatializer Audio Labs, Inc. (a)	12,700	762
Spectrum Control, Inc. (a)	4,200	29,736
Staktek Holdings, Inc. (a)	7,258	19,887
StockerYale, Inc. (a)	2,400	1,776
Suntron Corp. (a)	13,394	17,546
Superconductor Technologies, Inc. (a)	18,291	14,267
SYNNEX Corp. (a)	5,731	90,664
Taser International, Inc. (a)	25,462	288,739
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Tech Data Corp. (a)	30,468	$ 1,093,801
Technitrol, Inc.	22,567	296,305
Trimble Navigation Ltd. (a)	24,693	980,559
TTM Technologies, Inc. (a)	13,662	108,476
Universal Display Corp. (a)	12,461	117,133
Viisage Technology, Inc. (a)	9,731	41,649
Vishay Intertechnology, Inc. (a)	79,717	1,028,349
Woodhead Industries, Inc.	3,396	43,571
X-Rite, Inc.	5,047	55,820
Zomax, Inc. (a)	12,351	33,965
Zones, Inc. (a)	3,275	12,118
Zygo Corp. (a)	5,333	51,623
		26,990,216
Internet Software & Services - 2.4%
24/7 Real Media, Inc. (a)	16,663	50,656
Akamai Technologies, Inc. (a)	57,202	803,116
America Online Latin America, Inc. Class A (a)	43,709	3,497
Apropos Technology, Inc. (a)	3,518	9,041
aQuantive, Inc. (a)	35,806	551,054
Ariba, Inc. (a)	30,899	189,411
Art Technology Group, Inc. (a)	31,355	33,863
Ask Jeeves, Inc. (a)	27,216	827,639
Autobytel, Inc. (a)	12,311	59,831
Bankrate, Inc. (a)	3,181	58,117
Blue Coat Systems, Inc. (a)	3,144	61,025
BroadVision, Inc. (a)	7,431	10,403
Calico Commerce, Inc. (a)	2,388	0
Centra Software, Inc. (a)	7,775	13,373
Chordiant Software, Inc. (a)	17,313	29,605
Click Commerce, Inc. (a)	880	20,082
CMGI, Inc. (a)	277,855	605,724
CNET Networks, Inc. (a)	67,655	702,259
Communication Intelligence Corp. (a)	7,900	2,370
Corillian Corp. (a)	12,538	40,310
Critical Path, Inc. (a)	3,807	1,789
CyberSource Corp. (a)	17,560	117,828
deltathree, Inc. (a)	4,398	17,812
Digital Insight Corp. (a)	18,919	411,299
Digital River, Inc. (a)	15,305	421,194
Digitas, Inc. (a)	39,263	434,641
DoubleClick, Inc. (a)	62,971	518,251
DSL.net, Inc. (a)	12,818	1,282
Dynabazaar, Inc. (a)	5,600	1,686
EarthLink, Inc. (a)	71,682	760,546
EasyLink Services Corp. Class A (a)	9,785	9,589
eCollege.com (a)	6,096	62,972
EDGAR Online, Inc. (a)	3,836	11,086
eGain Communications Corp. (a)	1,156	740
Elcom International, Inc. (a)	6,500	455
Entrust, Inc. (a)	15,165	62,025

	Shares	Value
Equinix, Inc. (a)	8,995	$ 342,710
FindWhat.com (a)	10,274	54,658
Firstwave Technologies, Inc. (a)	1,123	1,909
GlowPoint, Inc. (a)	7,746	10,302
Google, Inc. Class A (sub. vtg.)	57,843	16,103,491
GoRemote Internet Communications, Inc. (a)	9,774	15,247
Greenfield Online, Inc.	7,300	99,280
High Speed Access Corp. (a)	17,600	0
Homestore, Inc. (a)	107,653	224,995
Hyperfeed Technologies, Inc. (a)	702	1,299
I-Many, Inc. (a)	9,263	14,636
iBasis, Inc. (a)	9,824	22,595
iMergent, Inc. (a)	3,575	37,895
InfoSpace, Inc. (a)	13,841	469,487
Innodata Isogen, Inc. (a)	7,485	22,380
InsWeb Corp. (a)	283	792
InteliData Technologies Corp. (a)	12,461	4,237
Interland, Inc. (a)	4,656	8,846
Internap Network Services Corp. (a)	72,216	33,219
Internet America, Inc. (a)	6,082	5,656
Internet Capital Group, Inc. (a)	15,063	87,365
Internet Commerce Corp. Class A (a)	3,400	5,508
Interwoven, Inc. (a)	29,600	235,616
Intraware, Inc. (a)	18,917	7,378
iPass, Inc. (a)	28,602	176,474
IPIX Corp. (a)	5,133	13,705
iVillage, Inc. (a)	27,650	166,730
j2 Global Communications, Inc. (a)	10,397	364,727
Jupiter Media Metrix, Inc. (a)	14,700	0
Jupitermedia Corp. (a)	5,988	109,281
Kana Software, Inc. (a)	4,505	8,560
Keynote Systems, Inc. (a)	6,393	74,159
Kintera, Inc. (a)	6,752	20,864
LivePerson, Inc. (a)	14,420	34,608
LookSmart Ltd. (a)	25,824	19,368
Loudeye Corp. (a)	9,731	8,758
LQ Corp., Inc. (a)	1,092	1,813
Marchex, Inc. Class B	7,986	119,151
MatrixOne, Inc. (a)	16,348	74,710
NaviSite, Inc. (a)	8,077	12,439
Neoforma, Inc. (a)	4,996	34,223
Neomedia Technologies, Inc. (a)	5,500	3,185
Net2Phone, Inc. (a)	18,989	30,382
NetRatings, Inc. (a)	5,877	80,045
NIC, Inc. (a)	14,170	62,206
Niku Corp. (a)	10,471	157,484
On2.Com, Inc. (a)	12,070	7,001
Online Resources & Comms Corp. (a)	15,282	148,847
Onstream Media Corp. (a)	1,100	1,375
Onvia.com, Inc. (a)	1,133	5,166
Openwave Systems, Inc. (a)	34,863	542,120
Optio Software, Inc. (a)	3,200	4,192
PEC Solutions, Inc. (a)	6,935	107,562
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Plumtree Software, Inc. (a)	6,082	$ 27,977
Prescient Applied Intel, Inc. (a)	150	63
Private Business, Inc. (a)	2,038	3,302
Raindance Communications, Inc. (a)	10,947	22,441
RealNetworks, Inc. (a)	58,843	300,688
Register.com, Inc. (a)	14,915	93,219
S1 Corp. (a)	35,549	159,260
Saba Software, Inc. (a)	1,965	7,978
Salon Media Group, Inc. (a)	4,600	920
SAVVIS Communications Corp. (a)	27,674	18,818
SeeBeyond Technology Corp. (a)	36,509	108,797
Selectica, Inc. (a)	7,017	22,244
SmartServ Online, Inc. (a)	283	249
SonicWALL, Inc. (a)	25,492	157,541
Stellent, Inc. (a)	7,152	54,141
Supportsoft, Inc. (a)	17,744	91,914
Synergy Brands, Inc. (a)	515	1,123
Terremark Worldwide, Inc. (a)	17,735	122,017
The Knot, Inc. (a)	4,092	26,189
The Sedona Corp. (a)	8,300	1,494
TheStreet.com, Inc. (a)	5,520	17,112
Track Data Corp.	2,002	4,404
Travelzoo, Inc. (a)	1,369	45,054
Tucows, Inc. (a)	6,900	6,003
Tumbleweed Communications Corp. (a)	13,941	30,670
United Online, Inc.	38,002	491,746
US Dataworks, Inc. (a)	4,512	2,843
ValueClick, Inc. (a)	40,387	432,949
VCampus Corp. (a)	380	380
VeriSign, Inc. (a)	133,302	4,312,320
Via Net.Works, Inc. (a)	20,595	2,060
Vignette Corp. (a)	115,667	134,174
Vitria Technology, Inc. (a)	7,321	23,427
Webb Interactive Services, Inc. (a)	4,865	535
WebEx Communications, Inc. (a)	17,515	470,453
webMethods, Inc. (a)	32,537	163,661
Websense, Inc. (a)	11,130	597,792
WorldGate Communications, Inc. (a)	10,573	53,510
Zix Corp. (a)	12,791	42,082
		35,154,757
IT Services - 1.8%
Acxiom Corp.	42,537	784,808
Affinity Technology Group, Inc. (a)	12,100	1,029
Alliance Data Systems Corp. (a)	22,919	864,505
Analysts International Corp. (a)	9,684	31,860
Answerthink, Inc. (a)	11,611	45,980
Anteon International Corp. (a)	15,340	677,875
Applied Digital Solutions, Inc. (a)	41,642	159,072
BearingPoint, Inc. (a)	75,996	497,774
BrightStar Information Technology Group, Inc. (a)	4,500	45

	Shares	Value
CACI International, Inc. Class A (a)	14,666	$ 945,370
Carreker Corp. (a)	6,269	32,912
Ceridian Corp. (a)	74,943	1,429,163
Certegy, Inc.	30,447	1,143,285
CheckFree Corp. (a)	35,034	1,307,819
Ciber, Inc. (a)	29,128	237,393
Cognizant Technology Solutions Corp. Class A (a)	66,872	3,209,856
Competitive Technologies, Inc. (a)	3,836	41,966
Computer Horizons Corp. (a)	7,299	21,167
Computer Task Group, Inc. (a)	11,529	40,352
Covansys Corp. (a)	8,731	106,955
CSG Systems International, Inc. (a)	30,734	584,561
CSP, Inc. (a)	3,555	34,875
Direct Insite Corp. (a)	53	42
DST Systems, Inc. (a)	33,500	1,620,060
DynTek, Inc. Class A (a)	8,047	3,219
Edgewater Technology, Inc. (a)	4,972	21,628
eFunds Corp. (a)	23,289	470,904
Electronic Clearing House, Inc. (a)	3,439	30,745
eLoyalty Corp. (a)	4,341	21,488
Enherent Corp. (a)	8,200	902
ePresence, Inc. (a)	5,520	0
Euronet Worldwide, Inc. (a)	13,513	378,905
Forrester Research, Inc. (a)	8,617	142,181
Gartner, Inc. Class A (a)	21,546	213,736
Global Payments, Inc.	19,514	1,352,320
Hewitt Associates, Inc. Class A (a)	22,636	576,086
iGate Corp. (a)	13,687	59,812
Indus International, Inc. (a)	18,393	41,384
Infocrossing, Inc. (a)	13,968	153,089
Inforte Corp.	1,679	5,759
infoUSA, Inc.	16,450	198,716
Integral Systems, Inc.	2,620	56,985
Intrado, Inc. (a)	4,678	59,832
iPayment, Inc. (a)	6,228	237,536
Iron Mountain, Inc. (a)	54,164	1,554,507
Kanbay International, Inc.	10,793	224,063
Keane, Inc. (a)	22,570	302,889
Lightbridge, Inc. (a)	5,332	33,485
Lionbridge Technologies, Inc. (a)	12,961	64,546
ManTech International Corp. Class A (a)	9,479	272,332
Maximus, Inc.	10,408	356,890
MPS Group, Inc. (a)	47,768	448,064
MTM Technologies, Inc. (a)	1,200	4,764
New Century Equity Holdings Corp. (a)	5,500	1,183
Pegasus Solutions, Inc. (a)	20,422	219,741
Perot Systems Corp. Class A (a)	37,410	483,337
Rainmaker Systems, Inc. (a)	32,402	13,285
RightNow Technologies, Inc.	276	2,578
Safeguard Scientifics, Inc. (a)	34,401	34,057
Sapient Corp. (a)	43,233	363,157
SI International, Inc. (a)	5,805	164,572
SM&A (a)	4,117	36,065
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
SRA International, Inc. Class A (a)	15,832	$ 537,496
StarTek, Inc.	4,563	63,654
Storage Engine, Inc. (a)	500	1
Sykes Enterprises, Inc. (a)	10,853	89,863
Syntel, Inc.	3,572	55,938
TALX Corp.	13,564	378,707
Technology Solutions Co. (a)	9,594	4,989
TechTeam Global, Inc. (a)	6,114	85,596
The BISYS Group, Inc. (a)	57,460	876,265
The Management Network Group, Inc. (a)	14,649	34,425
theglobe.com, Inc. (a)	7,111	818
Tier Technologies, Inc. Class B (a)	4,678	41,354
Titan Corp. (a)	40,677	894,894
TNS, Inc. (a)	7,353	160,884
Total System Services, Inc.	17,827	434,087
TSR, Inc.	4,079	23,878
Tyler Technologies, Inc. (a)	11,474	74,696
VeriFone Holdings, Inc.	17,568	227,506
WidePoint Corp. (a)	5,600	4,480
Wright Express Corp.	21,656	346,713
Zanett, Inc. (a)	5,579	17,909
		26,777,619
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	37,482	1,599,732
Semiconductors & Semiconductor Equipment - 2.4%
8X8, Inc. (a)	9,978	19,258
Actel Corp. (a)	16,843	249,108
ADE Corp. (a)	4,152	93,129
Advanced Energy Industries, Inc. (a)	9,888	94,332
Advanced Power Technology, Inc. (a)	3,930	25,349
Agere Systems, Inc. (a)	82,249	1,118,586
Alliance Semiconductor Corp. (a)	9,169	15,404
AMIS Holdings, Inc. (a)	22,175	266,100
Amkor Technology, Inc. (a)	59,715	211,988
Amtech Systems, Inc. (a)	4,491	26,901
ANADIGICS, Inc. (a)	7,298	11,969
Asyst Technologies, Inc. (a)	15,207	64,021
Atheros Communications, Inc. (a)	8,863	81,894
Atmel Corp. (a)	252,756	758,268
ATMI, Inc. (a)	15,083	423,832
August Technology Corp. (a)	4,304	48,936
Axcelis Technologies, Inc. (a)	46,909	311,945
AXT, Inc. (a)	6,269	7,899
Brooks Automation, Inc. (a)	25,190	379,865
Cabot Microelectronics Corp. (a)	11,422	357,851
California Micro Devices Corp. (a)	4,585	22,008
Catalyst Semiconductor, Inc. (a)	7,298	33,133
Celeritek, Inc.	4,865	3,989
Ceva, Inc. (a)	6,171	44,925
Cirrus Logic, Inc. (a)	33,229	172,126

	Shares	Value
Cohu, Inc.	8,486	$ 163,101
Conexant Systems, Inc. (a)	295,307	422,289
Credence Systems Corp. (a)	43,614	345,423
Cree, Inc. (a)	38,302	1,150,592
Cymer, Inc. (a)	17,314	491,891
Cypress Semiconductor Corp. (a)	62,215	804,440
Diodes, Inc. (a)	3,747	124,588
DPAC Technologies Corp. (a)	7,111	1,920
DSP Group, Inc. (a)	12,500	294,000
Electroglas, Inc. (a)	6,456	22,273
EMCORE Corp. (a)	9,356	37,143
Entegris, Inc. (a)	21,066	204,340
ESS Technology, Inc. (a)	12,644	52,093
Exar Corp. (a)	26,161	376,718
Fairchild Semiconductor International, Inc. (a)	57,792	826,426
FEI Co. (a)	9,735	202,683
FormFactor, Inc. (a)	19,439	505,803
FSI International, Inc. (a)	7,956	29,915
Genesis Microchip, Inc. (a)	18,331	303,378
Helix Technology Corp.	9,423	118,824
Hi/fn, Inc. (a)	3,346	22,217
Hytek Microsystems, Inc. (a)	4,300	8,385
Ibis Technology Corp. (a)	5,001	6,301
Integrated Circuit Systems, Inc. (a)	41,326	875,698
Integrated Device Technology, Inc. (a)	48,046	587,603
Integrated Silicon Solution, Inc. (a)	13,777	90,239
International Rectifier Corp. (a)	33,521	1,601,633
Intersil Corp. Class A	78,973	1,481,533
Intevac, Inc. (a)	4,350	45,284
IXYS Corp. (a)	8,168	112,963
JMAR Technologies, Inc. (a)	5,707	7,191
Kopin Corp. (a)	28,979	111,569
Kulicke & Soffa Industries, Inc. (a)	33,480	194,519
Lam Research Corp. (a)	69,060	2,118,761
Lattice Semiconductor Corp. (a)	62,973	265,746
Leadis Technology, Inc.	8,107	55,533
Logic Devices, Inc. (a)	8,982	11,317
LogicVision, Inc. (a)	5,047	9,085
LTX Corp. (a)	39,917	191,202
Mattson Technology, Inc. (a)	19,712	154,148
MEMC Electronic Materials, Inc. (a)	75,573	1,035,350
Micrel, Inc. (a)	31,567	366,177
Micro Component Technology, Inc. (a)	6,643	1,329
Micro Linear Corp. (a)	7,672	44,881
Microchip Technology, Inc.	105,383	3,123,552
Microsemi Corp. (a)	28,939	597,012
Mindspeed Technologies, Inc. (a)	34,630	49,521
MIPS Technologies, Inc. (a)	19,049	164,202
MKS Instruments, Inc. (a)	17,323	289,294
Monolithic System Technology, Inc. (a)	8,011	44,621
Mykrolis Corp. (a)	25,832	348,474
Nanometrics, Inc. (a)	3,555	40,100
NeoMagic Corp. (a)	12,538	4,639
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Netlogic Microsystems, Inc.	8,669	$ 116,945
NVE Corp. (a)	1,357	27,099
Omnivision Technologies, Inc. (a)	27,745	438,926
ON Semiconductor Corp. (a)	48,498	218,241
PDF Solutions, Inc. (a)	5,506	64,640
Pericom Semiconductor Corp. (a)	12,297	98,499
Photronics, Inc. (a)	18,121	417,327
Pixelworks, Inc. (a)	25,246	216,358
PLX Technology, Inc. (a)	7,859	59,886
PortalPlayer, Inc.	4,893	99,475
Power Integrations, Inc. (a)	18,379	437,788
QuickLogic Corp. (a)	5,545	24,232
Rambus, Inc. (a)	45,529	697,960
Ramtron International Corp. (a)	4,828	13,180
RF Micro Devices, Inc. (a)	81,528	379,105
Rudolph Technologies, Inc. (a)	5,062	72,994
Semitool, Inc. (a)	27,663	242,605
Semtech Corp. (a)	42,213	769,965
Sigma Designs, Inc. (a)	21,853	172,639
SigmaTel, Inc. (a)	11,892	269,235
Silicon Image, Inc. (a)	37,516	440,438
Silicon Laboratories, Inc. (a)	23,103	640,646
Silicon Storage Technology, Inc. (a)	30,901	106,299
Sipex Corp. (a)	7,298	12,042
Skyworks Solutions, Inc. (a)	73,274	463,824
SRS Labs, Inc. (a)	2,620	14,696
Standard Microsystems Corp. (a)	6,545	106,422
Supertex, Inc. (a)	3,555	61,821
Tegal Corp. (a)	10,666	11,306
Tessera Technologies, Inc. (a)	12,389	364,732
Therma-Wave, Inc. (a)	6,802	10,611
Three-Five Systems, Inc. (a)	5,269	3,530
Transmeta Corp. (a)	70,922	57,447
Transwitch Corp. (a)	22,128	43,592
Trident Microsystems, Inc. (a)	11,447	242,447
Tripath Technology, Inc. (a)	12,885	10,050
TriQuint Semiconductor, Inc. (a)	87,741	297,442
Ultratech, Inc. (a)	14,773	258,971
Varian Semiconductor Equipment Associates, Inc. (a)	21,080	855,426
Veeco Instruments, Inc. (a)	16,440	247,751
Virage Logic Corp. (a)	6,362	70,236
Vitesse Semiconductor Corp. (a)	121,183	302,958
Volterra Semiconductor Corp.	14,179	193,685
White Electronic Designs Corp. (a)	5,571	27,799
Zilog, Inc. (a)	8,368	33,054
Zoran Corp. (a)	17,814	219,825
		35,314,884
Software - 2.6%
Activision, Inc. (a)	90,812	1,431,197
Actuate Corp. (a)	13,006	27,833

	Shares	Value
Adept Technology, Inc. (a)	1,291	$ 10,393
Advent Software, Inc. (a)	17,829	357,650
Agile Software Corp. (a)	31,777	204,962
Altiris, Inc. (a)	10,171	191,215
American Software, Inc. Class A	5,825	30,057
Analytical Surveys, Inc. (a)	240	386
Ansoft Corp. (a)	4,117	91,809
Ansys, Inc. (a)	14,927	497,666
Applix, Inc. (a)	3,275	15,786
ARI Network Services, Inc. (a)	2,620	7,205
Artisoft, Inc. (a)	1,066	1,759
Aspect Communications Corp. (a)	16,847	161,731
Aspen Technology, Inc. (a)	17,144	89,835
Atari, Inc. (a)	40,661	100,433
Authentidate Holding Corp. (a)	8,307	24,423
Avatech Solutions, Inc. (a)	735	382
Axeda Systems, Inc. (a)	3,555	1,102
AXS-One, Inc. (a)	5,614	9,432
BEA Systems, Inc. (a)	196,122	1,653,308
BindView Development Corp. (a)	17,684	55,174
Bitstream, Inc. Class A (a)	3,682	10,162
Blackbaud, Inc.	11,677	160,676
Blackboard, Inc.	13,362	263,365
Borland Software Corp. (a)	51,221	327,814
Bottomline Technologies, Inc. (a)	7,799	105,910
BSQUARE Corp. (a)	11,321	5,661
Cadence Design Systems, Inc. (a)	137,172	1,916,293
CAM Commerce Solutions, Inc. (a)	1,965	30,929
Captaris, Inc. (a)	10,666	38,611
Captiva Software Corp. (a)	2,433	32,651
Catapult Communications Corp. (a)	3,462	48,710
CCC Information Services Group, Inc. (a)	5,308	124,101
Concord Communications, Inc. (a)	11,397	192,837
Concur Technologies, Inc. (a)	8,963	85,955
Convera Corp. Class A (a)	8,548	36,842
Datastream Systems, Inc. (a)	4,006	23,756
Datawatch Corp. (a)	3,120	13,104
Digimarc Corp. (a)	4,491	22,904
DocuCorp International, Inc. (a)	5,314	35,604
Dynamics Research Corp. (a)	2,901	43,196
E.piphany, Inc. (a)	57,693	201,349
ebix.com, Inc. (a)	421	5,481
Embarcadero Technologies, Inc. (a)	7,901	45,115
eMerge Interactive, Inc. Class A (a)	4,201	2,101
Epicor Software Corp. (a)	16,904	208,426
EPIQ Systems, Inc. (a)	7,558	123,573
ePlus, Inc. (a)	3,612	44,792
Evans & Sutherland Computer Corp. (a)	4,929	24,744
Evolving Systems, Inc. (a)	3,885	10,295
Extended Systems, Inc. (a)	5,520	18,823
FactSet Research Systems, Inc.	18,896	604,861
Fair, Isaac & Co., Inc.	34,765	1,190,701
FalconStor Software, Inc. (a)	11,290	82,530
FileNET Corp. (a)	21,372	595,424
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Forgent Networks, Inc. (a)	9,544	$ 17,179
Gensym Corp. (a)	4,023	15,690
GraphOn Corp. (a)	7,300	2,555
Guardian Technologies International (a)	560	1,159
Hyperion Solutions Corp. (a)	20,202	891,514
Informatica Corp. (a)	45,276	388,468
Intellisync Corp. (a)	36,225	96,721
Interactive Intelligence, Inc. (a)	2,713	13,239
Internet Security Systems, Inc. (a)	21,102	468,464
InterVideo, Inc.	4,632	70,314
Intervoice, Inc. (a)	14,415	129,158
Intrusion, Inc. (a)	1,567	4,419
Island Pacific, Inc. (a)	6,262	1,127
Jack Henry & Associates, Inc.	36,233	640,962
JAMDAT Mobile, Inc.	9,327	263,115
JDA Software Group, Inc. (a)	18,714	241,785
Kronos, Inc. (a)	17,060	770,430
Lawson Software, Inc. (a)	37,697	223,166
Level 8 Systems, Inc. (a)	8,282	480
Logility, Inc. (a)	7,206	32,427
Macromedia, Inc. (a)	37,291	1,649,008
Macrovision Corp. (a)	22,044	463,144
Magma Design Automation, Inc. (a)	9,450	75,317
Majesco Entertainment Co. (a)	18,551	162,692
Manhattan Associates, Inc. (a)	12,190	258,916
Manugistics Group, Inc. (a)	22,995	41,391
MapInfo Corp. (a)	18,383	229,052
McAfee, Inc. (a)	78,899	2,262,823
Mentor Graphics Corp. (a)	37,683	387,381
MetaSolv, Inc. (a)	10,105	20,917
Micromuse, Inc. (a)	56,069	352,113
MICROS Systems, Inc. (a)	19,246	865,685
MicroStrategy, Inc. Class A (a)	6,010	334,757
Midway Games, Inc. (a)	19,693	174,283
Mobius Management Systems, Inc. (a)	6,867	42,369
Moldflow Corp. (a)	3,930	51,876
Motive, Inc.	11,600	100,804
MRO Software, Inc. (a)	9,923	148,845
Napster, Inc. (a)	25,066	106,280
NAVTEQ Corp.	43,869	1,673,602
NEON Systems, Inc. (a)	1,123	3,481
Netguru, Inc. (a)	1,800	1,854
NetIQ Corp. (a)	24,285	268,106
NetManage, Inc. (a)	1,259	7,995
NetScout Systems, Inc. (a)	9,644	59,407
Netsmart Technologies, Inc. (a)	3,644	33,525
NetSol Technologies, Inc. (a)	880	1,760
Nuance Communications, Inc. (a)	8,715	41,048
NYFIX, Inc. (a)	11,873	59,959
Omtool Ltd. (a)	200	1,170
ONYX Software Corp. (a)	982	3,290

	Shares	Value
Open Solutions, Inc. (a)	7,145	$ 126,824
OpenTV Corp. Class A (a)	89,696	250,252
Opnet Technologies, Inc. (a)	6,308	51,032
Opsware, Inc. (a)	55,228	274,483
PalmSource, Inc. (a)	2,695	27,031
PASW, Inc. (a)	3,300	363
Peerless Systems Corp. (a)	6,456	23,371
Pegasystems, Inc. (a)	8,702	51,951
Pervasive Software, Inc. (a)	3,743	17,330
Phoenix Technologies Ltd. (a)	6,540	53,105
Plato Learning, Inc. (a)	5,621	42,944
Portal Software, Inc. (a)	12,774	25,165
Progress Software Corp. (a)	18,406	536,903
QAD, Inc.	13,833	97,108
Quality Systems, Inc.	5,738	345,026
Quest Software, Inc. (a)	25,575	338,229
Quovadx, Inc. (a)	11,829	32,175
Radiant Systems, Inc. (a)	6,737	70,469
Red Hat, Inc. (a)	89,797	1,135,034
Renaissance Learning, Inc.	1,747	34,538
Reynolds & Reynolds Co. Class A	30,442	830,762
RSA Security, Inc. (a)	30,877	379,787
SAFLINK Corp. (a)	59,330	128,153
Salesforce.com, Inc.	32,189	651,505
ScanSoft, Inc. (a)	35,410	143,765
Scientific Learning Corp. (a)	3,264	19,486
SCO Group, Inc. (a)	3,511	14,536
Secure Computing Corp. (a)	20,864	234,094
Segue Software, Inc. (a)	2,713	13,565
SERENA Software, Inc. (a)	17,016	333,003
Smith Micro Software, Inc. (a)	6,638	28,676
Sonic Foundry, Inc. (a)	10,711	13,710
Sonic Solutions, Inc. (a)	12,392	189,350
Splinex Technology, Inc. (a)	1,544	0
SPSS, Inc. (a)	15,151	264,839
SS&C Technologies, Inc.	6,678	199,672
SSA Global Technologies, Inc.	635	6,985
StorageNetworks, Inc. (a)	29,377	0
SumTotal Systems, Inc. (a)	15,011	62,896
Sybase, Inc. (a)	45,406	926,282
Synopsys, Inc. (a)	77,379	1,398,239
Synplicity, Inc. (a)	6,924	42,236
Take-Two Interactive Software, Inc. (a)	31,333	807,138
TeleCommunication Systems, Inc. Class A (a)	3,743	9,620
TenFold Corp. (a)	6,737	2,695
THQ, Inc. (a)	21,975	612,883
TIBCO Software, Inc. (a)	80,104	507,859
Transaction Systems Architects, Inc. Class A (a)	19,517	444,597
Ulticom, Inc. (a)	5,893	54,216
Ultimate Software Group, Inc. (a)	11,363	180,899
VA Software Corp. (a)	13,984	23,633
Vasco Data Security International, Inc. (a)	5,790	57,611
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Verint Systems, Inc. (a)	6,268	$ 219,380
Verity, Inc. (a)	22,745	194,015
Versant Corp. (a)	3,088	1,266
Versata, Inc. (a)	616	524
VerticalNet, Inc. (a)	4,472	3,086
Viewpoint Corp. (a)	6,830	9,904
Visual Networks, Inc. (a)	9,356	12,069
Voxware, Inc. (a)	6,500	306
WatchGuard Technologies, Inc. (a)	7,672	27,849
Wave Systems Corp. Class A (a)	14,715	12,802
Wind River Systems, Inc. (a)	43,049	705,573
Witness Systems, Inc. (a)	7,796	135,494
		39,234,549
TOTAL INFORMATION TECHNOLOGY		208,913,519
MATERIALS - 3.5%
Chemicals - 1.5%
A. Schulman, Inc.	18,560	303,642
Airgas, Inc.	33,657	807,768
Albemarle Corp.	19,042	724,358
Altair Nanotechnologies, Inc. (a)	15,064	44,439
American Pacific Corp. (a)	6,762	54,772
American Vanguard Corp.	7,670	137,293
Arch Chemicals, Inc.	14,064	331,488
Balchem Corp.	6,664	184,593
Cabot Corp.	32,162	932,698
Calgon Carbon Corp.	19,943	177,692
Cambrex Corp.	17,248	312,189
Celanese Corp. Class A	24,178	374,275
Crompton Corp.	57,209	878,158
Cytec Industries, Inc.	16,592	691,223
Eden Bioscience Corp. (a)	11,228	6,737
Ferro Corp.	26,096	502,087
FMC Corp. (a)	15,843	878,494
Georgia Gulf Corp.	15,230	484,009
H.B. Fuller Co.	18,199	589,648
Hawkins, Inc.	5,284	64,993
Huntsman Corp.	29,000	558,250
Kronos Worldwide, Inc.	4,133	130,603
Landec Corp. (a)	4,226	25,314
LESCO, Inc. (a)	4,008	54,108
LSB Industries, Inc. (a)	3,264	20,726
Lubrizol Corp.	32,782	1,290,627
Lyondell Chemical Co.	101,967	2,420,697
MacDermid, Inc.	13,898	404,571
Material Sciences Corp. (a)	5,053	61,647
Minerals Technologies, Inc.	11,385	766,211
Mosaic Co. (a)	64,547	844,275
Nalco Holding Co.	26,520	469,934
Nanophase Technologies Corp. (a)	5,146	33,552

	Shares	Value
NewMarket Corp. (a)	4,749	$ 64,539
NL Industries, Inc.	2,181	33,151
Olin Corp.	36,013	675,964
OM Group, Inc. (a)	15,898	400,630
OMNOVA Solutions, Inc. (a)	18,956	76,961
Penford Corp.	1,403	21,732
Pioneer Companies, Inc. (a)	7,295	154,435
PolyOne Corp. (a)	46,301	311,143
Quaker Chemical Corp.	4,322	76,499
RPM International, Inc.	60,092	1,057,619
Sensient Technologies Corp.	26,401	537,260
Spartech Corp.	16,265	329,041
Stepan Co.	3,010	63,842
Symyx Technologies, Inc. (a)	15,834	403,450
Terra Industries, Inc. (a)	38,571	244,926
The Scotts Co. Class A (a)	11,255	798,767
Valhi, Inc.	8,061	149,451
Valspar Corp.	24,605	1,166,277
W.R. Grace & Co. (a)	22,167	228,763
Wellman, Inc.	18,990	213,448
Westlake Chemical Corp.	6,116	146,662
Zoltek Companies, Inc. (a)	2,526	25,159
		22,740,790
Construction Materials - 0.4%
Eagle Materials, Inc.	9,154	802,531
Florida Rock Industries, Inc.	18,994	1,243,157
Headwaters, Inc. (a)	21,425	708,739
Lafarge North America, Inc.	14,893	899,090
Martin Marietta Materials, Inc.	24,251	1,480,524
Texas Industries, Inc.	11,626	535,029
U.S. Concrete, Inc. (a)	11,868	72,632
		5,741,702
Containers & Packaging - 0.6%
AEP Industries, Inc. (a)	1,858	32,013
Anchor Glass Container Corp.	4,443	7,642
Aptargroup, Inc.	17,722	886,100
Caraustar Industries, Inc. (a)	11,241	118,031
Chesapeake Corp.	8,263	172,449
Constar International, Inc. (a)	2,862	9,158
Crown Holdings, Inc. (a)	83,762	1,247,216
Graphic Packaging Corp. (a)	49,076	184,035
Greif Brothers Corp. Class A	7,628	554,403
Longview Fibre Co.	27,165	542,485
MOD-PAC Corp. (sub. vtg.) (a)	1,684	26,858
Myers Industries, Inc.	8,728	97,317
Owens-Illinois, Inc. (a)	71,388	1,835,385
Packaging Corp. of America	28,519	622,855
Packaging Dynamics Corp.	5,375	75,788
Rock-Tenn Co. Class A	12,646	145,555
Silgan Holdings, Inc.	5,378	306,546
Smurfit-Stone Container Corp. (a)	124,346	1,351,641
Sonoco Products Co.	51,888	1,381,777
		9,597,254
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.8%
A.M. Castle & Co. (a)	5,414	$ 75,742
AK Steel Holding Corp. (a)	49,183	376,250
Aleris International, Inc. (a)	17,516	417,231
Amcol International Corp.	14,746	286,072
Brush Engineered Materials, Inc. (a)	8,109	114,986
Canyon Resources Corp. (a)	8,249	6,022
Carpenter Technology Corp.	11,217	605,718
Century Aluminum Co. (a)	11,816	264,797
Cleveland-Cliffs, Inc.	11,065	648,741
Coeur d'Alene Mines Corp. (a)	117,743	392,084
Commercial Metals Co.	30,380	794,741
Compass Minerals International, Inc.	12,849	289,488
Gibraltar Industries, Inc.	16,064	314,212
Glamis Gold Ltd. (a)	64,451	910,899
Hecla Mining Co. (a)	71,181	318,891
Meridian Gold, Inc. (a)	46,862	781,033
MK Resources Co. (a)	17,047	21,309
NN, Inc.	5,189	65,848
Northwest Pipe Co. (a)	2,655	58,835
Olympic Steel, Inc. (a)	5,717	89,757
Oregon Steel Mills, Inc. (a)	17,814	314,595
Quanex Corp.	12,724	660,248
Reliance Steel & Aluminum Co.	13,255	510,185
Roanoke Electric Steel Corp.	4,310	86,416
Rock of Ages Corp. Class A	600	3,642
Royal Gold, Inc.	8,255	144,875
RTI International Metals, Inc. (a)	9,224	252,645
Ryerson Tull, Inc.	9,376	142,703
Schnitzer Steel Industries, Inc. Class A	12,586	290,988
Southern Peru Copper Corp.	7,354	341,667
Steel Dynamics, Inc.	21,613	581,174
Steel Technologies, Inc.	9,322	186,440
Stillwater Mining Co. (a)	18,304	123,552
Titanium Metals Corp. (a)	4,820	205,043
Universal Stainless & Alloy Products, Inc. (a)	384	4,819
Wheeling Pittsburgh Corp. (a)	3,638	64,538
Worthington Industries, Inc.	38,481	644,942
		11,391,128
Paper & Forest Products - 0.2%
Bowater, Inc.	28,625	898,825
Buckeye Technologies, Inc. (a)	16,675	137,902
Deltic Timber Corp.	4,683	181,232
MAXXAM, Inc. (a)	2,331	54,196
Neenah Paper, Inc.	6,000	179,580
P.H. Glatfelter Co.	14,870	166,544
Pope & Talbot, Inc.	3,531	38,947
Potlatch Corp.	16,306	842,857

	Shares	Value
Schweitzer-Mauduit International, Inc.	7,420	$ 222,377
Wausau-Mosinee Paper Corp.	26,262	328,275
		3,050,735
TOTAL MATERIALS		52,521,609
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.6%
Acceris Communications, Inc. (a)	275	105
Alaska Communication Systems Group, Inc.	8,561	81,073
Allegiance Telecom, Inc. (a)	15,750	72
Arbinet-thexchange, Inc.	8,129	105,352
Atlantic Tele-Network, Inc.	2,585	76,258
Broadwing Corp. (a)	15,984	78,322
Cincinnati Bell, Inc. (a)	127,576	503,925
Cogent Communications Group, Inc. (a)	87	2,002
Commonwealth Telephone Enterprises, Inc.	10,444	545,699
Covad Communications Group, Inc. (a)	173,698	218,859
Covista Communications, Inc. (a)	5,014	4,412
CT Communications, Inc.	6,082	73,592
D&E Communications, Inc.	5,104	41,291
Dial-Thru Intl Corp. (a)	4,800	2,160
eLEC Communications Corp. (a)	14,200	7,242
FairPoint Communications, Inc.	12,449	193,831
Fonix Corp. (a)	595	57
General Communications, Inc. Class A (a)	18,974	156,346
Global Crossing Ltd. (a)	6,900	93,564
HickoryTech Corp.	2,807	25,488
Hungarian Telephone & Cable Corp. (a)	3,053	55,504
IDT Corp. Class B (a)	38,521	527,738
Iowa Telecommunication Services, Inc.	13,847	260,324
Level 3 Communications, Inc. (a)	302,337	628,861
Lynch Interactive Corp. (a)	597	15,821
MCI, Inc.	129,903	3,328,115
McLeodUSA, Inc. Class A (a)	39,932	4,792
Moscow CableCom Corp. (a)	3,275	18,176
North Pittsburgh Systems, Inc.	5,561	104,324
Pac-West Telecomm, Inc. (a)	6,849	7,123
PanAmSat Holding Corp.	24,440	464,604
Premiere Global Services, Inc. (a)	39,920	449,100
Primus Telecommunications Group, Inc. (a)	28,517	25,665
Shenandoah Telecommunications Co.	7,394	236,608
SureWest Communications	5,402	128,568
Talk America Holdings, Inc. (a)	17,075	151,797
Time Warner Telecom, Inc. Class A (a)	41,308	210,671
Trinsic, Inc. (a)	2,451	711
U.S. LEC Corp. Class A (a)	5,708	14,270
Valor Communications Group, Inc.	14,338	194,997
Warwick Valley Telephone Co.	842	21,050
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
WQN, Inc. (a)	1,740	$ 3,428
XETA Technologies, Inc. (a)	3,181	10,179
		9,072,076
Wireless Telecommunication Services - 1.0%
Alamosa Holdings, Inc. (a)	69,914	863,438
American Tower Corp. Class A (a)	113,295	2,043,842
At Road, Inc. (a)	15,022	41,461
Centennial Communications Corp. Class A (a)	17,544	229,651
Crown Castle International Corp. (a)	116,046	2,063,298
Dobson Communications Corp. Class A (a)	33,825	72,047
GoAmerica, Inc. (a)	118	821
InPhonic, Inc.	15,876	234,489
LCC International, Inc. (a)	9,142	32,637
Metro One Telecommunications, Inc. (a)	6,550	6,157
Nextel Partners, Inc. Class A (a)	22,267	528,841
NII Holdings, Inc. (a)	28,362	1,690,375
Price Communications Corp.	19,945	342,855
Rural Cellular Corp. Class A (a)	3,181	15,332
SBA Communications Corp. Class A (a)	42,677	477,129
SkyTerra Communications, Inc. (a)	1,881	57,841
SpectraSite, Inc. (a)	22,482	1,435,476
SunCom Wireless Holdings, Inc. Class A (a)	20,145	42,305
Syniverse Holdings, Inc.	10,582	123,069
Telephone & Data Systems, Inc.	28,993	1,123,479
U.S. Cellular Corp. (a)	7,631	358,962
U.S. Unwired, Inc. Class A (a)	44,106	223,176
Ubiquitel, Inc. (a)	47,417	328,126
Western Wireless Corp. Class A (a)	38,317	1,525,400
Wireless Facilities, Inc. (a)	21,324	109,819
		13,970,026
TOTAL TELECOMMUNICATION SERVICES		23,042,102
UTILITIES - 3.8%
Electric Utilities - 1.4%
Allete, Inc.	15,089	724,272
Alliant Energy Corp.	56,255	1,552,638
Capital Rock Energy Corp. (a)	485	9,579
Central Vermont Public Service Corp.	4,526	95,046
CH Energy Group, Inc.	10,164	459,413
Cleco Corp.	30,451	636,121
DPL, Inc.	62,719	1,587,418
Duquesne Light Holdings, Inc.	40,735	775,187
El Paso Electric Co. (a)	19,223	385,806
Empire District Electric Co.	13,229	304,002
Great Plains Energy, Inc.	35,908	1,131,102
Green Mountain Power Corp.	3,042	88,887
Hawaiian Electric Industries, Inc.	39,530	1,019,874

	Shares	Value
IDACORP, Inc.	20,404	$ 577,841
MGE Energy, Inc.	10,865	391,140
Northeast Utilities	61,324	1,214,828
NSTAR	25,878	1,514,898
Otter Tail Corp.	15,829	403,006
Pepco Holdings, Inc.	93,203	2,100,796
PNM Resources, Inc.	26,571	774,279
Reliant Energy, Inc. (a)	150,626	1,852,700
Sierra Pacific Resources (a)	65,326	780,646
UIL Holdings Corp.	8,334	432,035
Unisource Energy Corp.	18,785	540,444
Unitil Corp.	2,839	77,022
Westar Energy, Inc.	41,308	952,976
		20,381,956
Gas Utilities - 1.2%
AGL Resources, Inc.	40,604	1,430,885
Atmos Energy Corp.	43,941	1,243,091
Cascade Natural Gas Corp.	4,582	88,066
Chesapeake Utilities Corp.	7,710	222,202
Delta Natural Gas Co., Inc.	2,782	71,553
Energen Corp.	14,773	962,904
EnergySouth, Inc.	8,653	232,939
Equitable Resources, Inc.	31,278	1,988,030
Laclede Group, Inc.	9,640	288,236
National Fuel Gas Co.	42,523	1,190,644
New Jersey Resources Corp.	15,267	688,542
Northwest Natural Gas Co.	12,795	463,179
ONEOK, Inc.	51,271	1,581,710
Piedmont Natural Gas Co., Inc.	36,220	885,941
Questar Corp.	44,510	2,805,910
Rio Vista Energy Partners LP	601	6,461
SEMCO Energy, Inc. (a)	5,396	29,570
South Jersey Industries, Inc.	8,999	510,243
Southern Union Co.	52,432	1,283,011
Southwest Gas Corp.	15,088	376,898
UGI Corp.	51,188	1,356,994
WGL Holdings, Inc.	26,506	862,505
		18,569,514
Independent Power Producers & Energy Traders - 0.1%
Black Hills Corp.	18,563	679,777
NRG Energy, Inc. (a)	43,751	1,564,098
Ormat Technologies, Inc.	303	5,184
		2,249,059
Multi-Utilities - 0.9%
Aquila, Inc. (a)	146,336	547,297
Avista Corp.	27,686	488,104
Energy East Corp.	71,601	2,004,828
Florida Public Utilities Co.	3,897	68,977
MDU Resources Group, Inc.	57,550	1,656,865
OGE Energy Corp.	49,020	1,360,305
Puget Energy, Inc.	47,399	1,078,327
SCANA Corp.	52,422	2,208,539
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Vectren Corp.	40,349	$ 1,101,124
Wisconsin Energy Corp.	54,520	1,979,076
WPS Resources Corp.	17,468	963,011
		13,456,453
Water Utilities - 0.2%
American States Water Co.	11,845	331,423
Aqua America, Inc.	45,525	1,239,191
Artesian Resources Corp. Class A	2,509	80,965
California Water Service Group	10,939	394,679
Connecticut Water Service, Inc.	5,523	138,185
Middlesex Water Co.	9,279	179,456
SJW Corp.	2,247	94,823
Southwest Water Co.	6,669	70,958
		2,529,680
TOTAL UTILITIES		57,186,662
TOTAL COMMON STOCKS (Cost $1,339,519,323)		1,472,730,073
Nonconvertible Preferred Stocks - 0.0%

TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	24,053	914,014
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $916,604)		914,014
U.S. Treasury Obligations - 0.2%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 2.71% 6/9/05 (d) (Cost $3,497,646)	$ 3,500,000	3,497,984
Money Market Funds - 12.4%
	Shares
Fidelity Cash Central Fund, 3.05% (b)	13,862,738	13,862,738
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	170,824,478	170,824,478
TOTAL MONEY MARKET FUNDS (Cost $184,687,216)		184,687,216
TOTAL INVESTMENT PORTFOLIO - 111.2% (Cost $1,528,620,789)		1,661,829,287
NET OTHER ASSETS - (11.2)%		(167,948,641)
NET ASSETS - 100%		$ 1,493,880,646
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
35 Russell 2000 Index Contracts	June 2005	$ 10,801,875	$ 477,475
11 S&P 500 E-Mini Index Contracts	June 2005	655,765	14,943
5 S&P 500 Index Contracts	June 2005	1,490,375	15,224
17 S&P MidCap 400 Index Contracts	June 2005	5,700,950	255,348
		$ 18,648,965	$ 762,990
The face value of futures purchased as a percentage of net assets - 1.2%
Swap Agreements
		Notional Amount	Value
Equity Total Return Swap
Receive monthly a return equal to Plains All American Pipeline LP and pay monthly a floating rate based on 1-month LIBOR plus 40 basis points with Goldman Sachs	August 2005	$ 846,789	$ 207,811
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,497,984.
Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,537,357,921. Net unrealized appreciation aggregated $124,471,366, of which $350,911,952 related to appreciated investment securities and $226,440,586 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® International Index Fund

May 31, 2005

1.816029.100

SPI-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Australia - 5.3%
Alinta Ltd.	30,277	$ 225,664
Alumina Ltd.	160,201	666,577
Amcor Ltd.	112,096	573,922
AMP Ltd.	273,114	1,361,197
Ansell Ltd.	25,930	180,146
APN News & Media Ltd.	28,780	110,839
Aristocrat Leisure Ltd.	38,855	307,497
Australia & New Zealand Banking Group Ltd.	249,796	4,046,187
Australian Gas Light Co.	65,033	683,116
Australian Stock Exchange Ltd.	16,315	282,011
AXA Asia Pacific Holdings Ltd.	115,745	405,558
Babcock & Brown Ltd.	19,561	169,134
BHP Billiton Ltd.	486,058	6,100,026
Billabong International Ltd.	14,668	136,906
BlueScope Steel Ltd.	93,642	572,781
Boral Ltd.	74,165	332,674
Brambles Industries Ltd.	135,592	814,019
Caltex Australia Ltd.	15,461	176,298
Centro Properties Group unit	114,455	479,690
CFS Gandel Retail Trust	181,994	228,138
Challenger Financial Services Group Ltd. (a)	44,690	112,717
Coca-Cola Amatil Ltd.	66,134	392,038
Cochlear Ltd.	12,912	314,941
Coles Myer Ltd.	170,445	1,173,849
Commonwealth Bank of Australia	174,927	4,894,161
Commonwealth Property Office Fund	253,363	250,638
Computershare Ltd.	54,899	244,596
CSL Ltd.	24,882	543,021
CSR Ltd.	119,744	224,253
DB RREEF Trust unit	299,364	309,709
DCA Group Ltd.	41,114	108,044
Downer EDI Ltd.	29,130	116,147
Fosters Group Ltd.	260,129	1,060,757
Futuris Corp. Ltd.	28,182	35,966
General Property Trust	305,015	813,072
Harvey Norman Holdings Ltd.	119,495	221,080
Iluka Resources Ltd.	58,142	270,021
ING Industrial Fund	114,900	186,548
Insurance Australia Group Ltd.	239,655	1,058,707
Investa Property Group	168,762	246,598
John Fairfax Holdings Ltd.	110,515	348,844
Leighton Holdings Ltd.	25,636	200,366
Lend Lease Corp. Ltd.	44,183	407,050
Lion Nathan Ltd.	36,606	203,176
Macquarie Airports unit	76,647	211,841
Macquarie Bank Ltd.	30,652	1,165,444
Macquarie Communications Infrastructure Group unit	39,263	186,792
Macquarie Goodman Group unit	146,795	443,409
Macquarie Infrastructure Group unit	274,695	806,926

	Shares	Value
Mayne Group Ltd.	60,100	$ 210,130
Mirvac Group	102,593	258,760
Multiplex Group unit	66,304	128,178
National Australia Bank Ltd.	213,937	5,087,421
Newcrest Mining Ltd.	40,782	409,594
OneSteel Ltd.	55,323	105,278
Orica Ltd.	35,371	420,689
Origin Energy Ltd.	98,888	533,181
Pacific Brands Ltd.	37,176	63,446
PaperlinX Ltd.	51,762	91,075
Patrick Corp. Ltd.	84,443	362,835
Perpetual Trustees Australia Ltd.	8,210	347,188
Publishing & Broadcasting Ltd.	18,053	207,763
Qantas Airways Ltd.	170,088	413,583
QBE Insurance Group Ltd.	105,406	1,167,693
Rinker Group Ltd.	126,295	1,174,979
Rio Tinto Ltd.	40,351	1,297,153
Santos Ltd.	82,432	627,465
SFE Corp. Ltd.	14,934	113,676
Sonic Healthcare Ltd.	27,934	244,695
Southcorp Ltd.	165,043	530,933
Stockland:
unit	194,896	812,410
unit New	4,893	20,174
Suncorp-Metway Ltd.	74,312	1,099,887
Tabcorp Holdings Ltd.	72,910	863,309
Telstra Corp. Ltd.	281,915	1,068,698
Toll Holdings Ltd.	25,995	245,377
Transurban Group unit	123,376	677,327
UNiTAB Ltd.	14,511	146,837
Wesfarmers Ltd.	52,113	1,445,047
Westfield Group unit	191,436	2,428,657
Westpac Banking Corp.	249,548	3,701,083
WMC Resources Ltd.	168,987	994,086
Woodside Petroleum Ltd.	62,847	1,174,608
Woolworths Ltd.	142,797	1,732,879
TOTAL AUSTRALIA		64,609,185
Austria - 0.4%
Andritz AG	1,200	104,533
Bank Austria Creditanstalt AG	5,116	501,751
Boehler-Uddeholm AG	1,540	198,961
Boehler-Uddeholm AG rights 12/31/99	1,540	0
Erste Bank der Oesterreichischen Sparkassen AG	16,516	812,341
Flughafen Wien AG	1,669	106,920
IMMOFINANZ Immobilien Anlagen AG (a)	58,728	530,445
Mayr-Melnhof Karton AG	1,559	222,250
Meinl European Land Ltd. (a)	7,294	127,454
Oesterreichische Elektrizitaetswirtschafts AG (Verbund)	816	210,867
OMV AG	2,380	834,682
RHI AG (a)	250	6,891
Common Stocks - continued
	Shares	Value
Austria - continued
Telekom Austria AG	45,205	$ 842,749
VA Technologie AG (a)	444	34,202
voestalpine AG	3,528	237,734
Wienerberger AG	7,460	330,752
TOTAL AUSTRIA		5,102,532
Belgium - 1.3%
Agfa-Gevaert NV	15,132	432,931
Barco NV	1,359	98,667
Bekaert SA	891	66,114
Belgacom SA	23,395	800,614
Cofinimmo SA	490	77,843
Colruyt NV	1,877	272,088
Compagnie Maritime Belge SA (CMB)	845	27,368
D'ieteren SA	140	27,823
Delhaize Group	9,003	525,685
Dexia SA	82,787	1,796,031
Electrabel SA	3,808	1,676,159
Euronav NV	1,014	30,071
Fortis	161,025	4,379,100
Fortis (strip VVPR) (a)	1,764	22
Groupe Bruxelles Lambert SA (GBL)	9,723	827,355
Inbev SA	28,352	936,409
KBC Groupe SA	26,481	2,147,430
Mobistar SA	3,279	262,273
Omega Pharma SA	2,960	150,432
Solvay SA	7,431	805,606
UCB SA	10,413	475,773
Umicore SA	3,682	289,750
TOTAL BELGIUM		16,105,544
Bermuda - 0.0%
Frontline Ltd.	7,750	332,500
Noble Group Ltd.	135,000	119,870
SCMP Group Ltd.	46,000	19,954
TOTAL BERMUDA		472,324
Cayman Islands - 0.0%
Hutchison Telecommunications International Ltd.	130,000	122,809
Kingboard Chemical Holdings Ltd.	103,000	313,752
TOTAL CAYMAN ISLANDS		436,561
Denmark - 0.8%
A.P. Moller - Maersk AS Series B	160	1,447,198
Bang & Olufsen AS Series B	550	35,378
Carlsberg AS Series B	4,238	207,431
Coloplast AS Series B	4,910	276,858
Dampskibsselskabet TORM AS	2,050	111,863
Danisco AS	7,325	503,873
Danske Bank AS	59,148	1,696,915
DSV de Sammensluttede Vognmaend AS	3,019	234,130
East Asiatic Co. Ltd.	4,141	259,516

	Shares	Value
FLS Industries	1,400	$ 26,044
GN Store Nordic AS	24,265	278,860
H. Lundbeck AS	13,435	336,566
Kobenhaven Lufthave AS	1,255	278,080
NKT Holding AS	900	34,973
Novo Nordisk AS Series B	31,780	1,634,311
Novozymes AS Series B	7,193	349,091
TDC AS	26,873	1,186,446
Topdanmark AS (a)	4,615	331,194
Vestas Wind Systems AS (a)	23,428	380,617
William Demant Holding AS (a)	4,767	228,199
TOTAL DENMARK		9,837,543
Finland - 1.5%
Amer Group PLC (A Shares)	10,650	180,854
Elisa Corp. (A Shares)	20,250	302,761
Fortum Oyj	47,625	722,013
KCI Konecranes Oyj	700	28,555
Kesko Oyj	12,100	290,497
Kone Oyj (B Shares)	5,320	439,599
Metso Corp.	13,807	276,091
Neste Oil Oyj	16,806	375,353
Nokia Corp.	639,559	10,782,965
Nokian Tyres Ltd.	16,500	294,409
Orion-Yhtyma Oyj (B Shares)	16,800	327,464
Outokumpu Oyj (A Shares)	15,725	216,724
Pohjola Group PLC (D Shares)	2,400	30,537
Rautaruukki Oyj (K Shares)	21,500	303,724
Sampo Oyj (A Shares)	54,505	769,306
Stora Enso Oyj (R Shares)	79,245	1,043,410
TietoEnator Oyj	9,560	294,572
UPM-Kymmene Corp.	72,418	1,410,703
Uponor Oyj	14,100	261,476
Wartsila Oyj (B Shares)	11,350	341,487
YIT-Yhtyma OY	6,200	200,272
TOTAL FINLAND		18,892,772
France - 9.1%
Accor SA	26,599	1,227,100
Air France KLM (Reg.)	13,261	210,833
Alcatel SA (RFD) (a)	176,794	1,930,590
Alstom SA (a)	604,101	550,099
Atos Origin SA (a)	7,837	484,602
Autoroutes du Sud de la France	6,580	339,427
AXA SA	193,566	4,740,431
BIC SA	4,989	267,977
BNP Paribas SA	108,079	7,268,265
Bouygues SA	25,330	974,681
Business Objects SA (a)	11,324	324,546
Cap Gemini SA (a)	17,752	565,997
Carrefour SA	77,647	3,850,605
Casino Guichard Perrachon et Compagnie	5,238	391,249
CNP Assurances	3,714	249,079
Common Stocks - continued
	Shares	Value
France - continued
Compagnie de St. Gobain	43,233	$ 2,488,181
Credit Agricole SA	93,867	2,433,754
Dassault Systemes SA	6,212	288,185
Essilor International SA	13,255	909,335
France Telecom SA	201,780	5,704,321
Gecina SA	5,057	608,288
Groupe Danone	32,786	3,015,775
Hermes International SA	1,252	242,344
Imerys	3,562	256,637
Klepierre SA	2,873	270,456
L'Air Liquide SA	14,875	2,586,416
L'Oreal SA	40,382	2,929,348
Lafarge SA (Bearer)	22,106	2,008,907
Lagardere S.C.A. (Reg.)	17,686	1,260,107
Louis Vuitton Moet Hennessy (LVMH)	33,380	2,382,394
Michelin SA (Compagnie Generale des Etablissements) Series B	19,115	1,207,853
Neopost SA	3,426	305,861
PagesJaunes Groupe SA	16,110	389,347
Pernod-Ricard	7,150	1,104,203
Peugeot Citroen SA	23,682	1,418,627
Pinault Printemps-Redoute SA	9,387	929,869
Publicis Groupe SA	20,653	605,629
Renault SA	25,609	2,191,740
Sagem SA	25,486	483,285
Sanofi-Aventis	143,850	12,946,500
Schneider Electric SA	29,794	2,192,448
SCOR SA	86,044	175,763
Societe des Autoroutes du Nord et de l'Est de la France	2,898	149,243
Societe Des Autoroutes Paris-Rhin-Rhone	3,778	206,277
Societe Generale Series A	45,094	4,430,910
Sodexho Alliance SA	14,959	480,075
Suez SA (France)	109,306	2,938,967
Technip-Coflexip SA	13,024	574,877
Television Francaise 1 SA	20,760	562,272
Thales SA	12,297	491,036
Thomson SA	33,912	858,395
Total SA:
(strip VVPR) (a)	774	10
Series B	77,759	17,292,046
Unibail (Reg.)	6,205	790,281
Valeo SA	10,818	452,877
Veolia Environnement	39,519	1,490,513
Vinci SA	18,810	1,408,473
Vivendi Universal SA	145,399	4,446,301
Zodiac SA	5,619	272,775
TOTAL FRANCE		111,556,382
Germany - 6.4%
Adidas-Salomon AG	6,466	1,074,557
Allianz AG (Reg.)	46,908	5,544,526

	Shares	Value
Altana AG	11,139	$ 663,012
BASF AG	72,049	4,784,054
Bayer AG	87,028	2,944,157
Bayerische Hypo-und Vereinsbank AG (a)	83,262	2,052,235
Beiersdorf AG	1,750	186,705
Celesio AG	3,331	273,893
Commerzbank AG	65,400	1,425,265
Continental AG	16,988	1,203,477
DaimlerChrysler AG (Reg.)	118,869	4,789,232
Deutsche Bank AG	66,778	5,203,342
Deutsche Boerse AG	14,122	1,038,325
Deutsche Lufthansa AG (Reg.)	30,105	379,719
Deutsche Post AG	72,729	1,706,702
Deutsche Telekom AG (Reg.)	374,255	6,979,856
Douglas Holding AG	5,588	189,167
E.ON AG	84,515	7,352,805
Epcos AG (a)	2,900	37,220
Fresenius Medical Care AG	3,242	254,686
HeidelbergCement AG	9,560	612,555
HeidelbergCement AG (strip VVPR) (a)	239	3
Heidelberger Druckmaschinen AG (a)	5,758	176,996
Hochtief AG	7,053	240,497
Hypo Real Estate Holding AG	17,781	701,924
Infineon Technologies AG (a)	89,987	793,685
IVG Immobilien AG	7,107	128,034
KarstadtQuelle AG	2,050	22,779
Linde AG	11,376	772,590
MAN AG	19,350	854,582
Merck KGaA	7,763	600,582
Metro AG	18,867	940,280
MLP AG	10,000	164,032
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	24,552	2,686,492
Premiere AG	5,340	186,160
Puma AG	2,115	535,774
RWE AG	57,461	3,510,684
SAP AG	29,802	4,917,330
Schering AG	23,359	1,467,179
Siemens AG (Reg.)	108,181	7,921,013
Suedzucker AG (Bearer)	8,368	158,886
Thyssenkrupp AG	47,568	873,925
TUI AG	19,600	485,993
Volkswagen AG	28,735	1,263,761
Wincor Nixdorf AG	1,767	150,228
TOTAL GERMANY		78,248,899
Greece - 0.6%
Alpha Bank AE	34,798	958,327
Bank of Piraeus (Reg.)	26,850	480,405
Coca-Cola Hellenic Bottling Co. SA (Bearer)	18,741	496,289
Cosmote Mobile Telecommunications SA	13,956	250,734
Common Stocks - continued
	Shares	Value
Greece - continued
EFG Eurobank Ergasias SA	27,930	$ 861,294
Emporiki Bank of Greece SA	8,510	261,171
Folli Follie SA	730	20,176
Germanos SA	2,000	62,610
Greek Organization of Football Prognostics SA	23,915	652,726
Hellenic Duty Free Shops SA	1,170	19,321
Hellenic Petroleum SA	24,620	236,916
Hellenic Technodomiki Tev SA	6,240	32,557
Hellenic Telecommunication Organization SA (OTE)	30,728	549,035
Hyatt Regency SA (Reg.)	3,104	35,752
Intracom SA (Reg.)	5,790	29,782
National Bank of Greece SA	38,566	1,302,231
Public Power Corp. of Greece	11,930	295,371
Technical Olympic SA (Reg.)	3,590	20,675
Titan Cement Co. SA (Reg.)	9,270	276,967
Viohalco SA	5,200	33,402
TOTAL GREECE		6,875,741
Hong Kong - 1.7%
ASM Pacific Technology Ltd.	7,329	32,310
Bank of East Asia Ltd.	206,982	609,213
BOC Hong Kong Holdings Ltd.	513,066	949,591
Cathay Pacific Airways Ltd.	160,327	290,554
Cheung Kong Holdings Ltd.	200,449	1,829,208
Cheung Kong Infrastructure Holdings Ltd.	68,450	206,748
CLP Holdings Ltd.	233,157	1,333,550
Esprit Holdings Ltd.	128,023	917,347
Giordano International Ltd.	290,194	190,221
Hang Lung Properties Ltd.	253,423	368,066
Hang Seng Bank Ltd.	113,901	1,529,835
Henderson Land Development Co. Ltd.	75,963	346,602
Hong Kong & China Gas Co. Ltd.	509,427	1,024,701
Hong Kong Electric Holdings Ltd.	207,676	918,218
Hong Kong Exchanges & Clearing Ltd.	188,198	462,008
Hopewell Holdings Ltd.	94,000	232,573
Hutchison Whampoa Ltd.	268,158	2,335,075
Hysan Development Co. Ltd.	68,575	138,378
Johnson Electric Holdings Ltd.	276,062	259,018
Kerry Properties Ltd.	35,000	76,700
Li & Fung Ltd.	256,930	492,042
MTR Corp. Ltd.	158,482	292,303
New World Development Co. Ltd.	380,988	399,089
Orient Overseas International Ltd.	15,400	66,704
PCCW Ltd.	670,751	409,502
Shangri-La Asia Ltd.	154,842	233,845
Sino Land Co.	187,442	192,734
SmarTone Telecommunications Holdings Ltd.	14,000	15,565
Solomon Systech Ltd.	310,000	115,548
Sun Hung Kai Properties Ltd.	186,141	1,776,394

	Shares	Value
Swire Pacific Ltd. (A Shares)	131,384	$ 1,122,962
Techtronic Industries Co. Ltd.	103,500	231,468
Television Broadcasts Ltd.	52,000	265,335
Texwinca Holdings Ltd.	26,000	20,719
Wharf Holdings Ltd.	205,965	673,724
Wing Hang Bank Ltd.	16,500	117,700
Yue Yuen Industrial Holdings Ltd.	66,000	195,955
TOTAL HONG KONG		20,671,505
Ireland - 0.8%
Allied Irish Banks PLC	122,788	2,562,586
Bank of Ireland	127,331	1,927,252
CRH PLC	76,027	1,919,749
DCC PLC (Ireland)	10,825	214,463
DEPFA BANK PLC	45,582	731,426
Elan Corp. PLC (a)	46,963	352,521
Fyffes PLC (Ireland)	53,646	150,512
Grafton Group PLC Class A unit	36,355	421,867
Greencore Group PLC	55,037	230,945
IAWS Group PLC (Ireland)	9,000	135,114
Independent News & Media PLC	47,343	145,645
Independent News & Media PLC (Ireland)	26,951	82,911
Irish Life & Permanent PLC	36,884	612,732
Kerry Group PLC Class A	16,232	399,486
Kingspan Group PLC (Ireland)	17,895	208,096
Paddy Power PLC (United Kingdom)	6,000	105,581
Ryanair Holdings PLC (a)	35,718	283,935
Waterford Wedgwood PLC unit (a)	22,242	1,122
TOTAL IRELAND		10,485,943
Italy - 3.7%
Alleanza Assicurazioni Spa	58,825	628,682
Arnoldo Mondadori Editore Spa	7,322	70,765
Assicurazioni Generali Spa	128,957	3,919,594
Autogrill Spa	14,172	197,134
Autostrade Spa	43,694	1,138,261
Banca Antonveneta Spa	29,015	925,815
Banca Fideuram Spa	46,828	231,361
Banca Intesa Spa	425,759	1,991,411
Banca Monte dei Paschi di Siena Spa	180,791	649,174
Banca Nazionale del Lavoro (BNL)	202,354	681,780
Banca Popolare di Milano	56,169	569,400
Banche Popolari Unite Scarl	48,101	974,871
Banco Popolare di Verona e Novara	57,229	1,036,699
Benetton Group Spa	3,165	28,704
Bulgari Spa	18,787	209,915
Capitalia Spa	195,567	1,022,784
Common Stocks - continued
	Shares	Value
Italy - continued
Edison Spa (a)	86,845	$ 196,101
Enel Spa	501,041	4,500,859
ENI Spa	355,163	9,112,062
Fiat Spa (a)	64,021	430,144
Fineco Spa	24,831	212,974
Finmeccanica Spa	834,359	759,773
Gruppo Editoriale L'espresso Spa	11,600	66,276
Italcementi Spa	17,867	275,927
Lottomatica Spa New	3,000	100,339
Luxottica Group Spa	23,613	491,353
Mediaset Spa	109,648	1,292,604
Mediobanca Spa	58,902	1,025,618
Mediolanum Spa	35,212	225,100
Pirelli & C Spa	402,858	444,924
Riunione Adriatica di Sicurta Spa (RAS)	37,484	722,793
San Paolo IMI Spa	152,499	2,127,361
Seat Pagine Gialle Spa	809,700	329,302
Snam Rete Gas Spa	124,912	668,641
Telecom Italia Media Spa (a)	69,534	32,917
Telecom Italia Mobile Spa (TIM)	178,908	995,102
Telecom Italia Spa	1,138,071	3,655,183
Terna Spa	157,207	413,018
Tiscali Spa (a)	45,537	135,718
Unicredito Italiano Spa	596,748	3,087,850
TOTAL ITALY		45,578,289
Japan - 21.4%
77 Bank Ltd.	50,223	315,345
Acom Co. Ltd.	10,740	688,137
Aderans Co. Ltd.	10,300	237,920
Advantest Corp.	8,895	666,949
Aeon Co. Ltd.	86,300	1,325,800
Aeon Credit Service Ltd.	3,200	202,978
Aiful Corp.	8,205	600,923
Aisin Seiki Co. Ltd.	25,100	556,778
Ajinomoto Co., Inc.	80,866	891,712
Alfresa Holdings Corp.	2,000	91,663
All Nippon Airways Co. Ltd.	63,000	197,497
Alps Electric Co. Ltd.	22,977	346,881
Amada Co. Ltd.	49,000	332,819
Amano Corp.	3,000	31,074
Anritsu Corp.	4,000	24,052
Aoyama Trading Co. Ltd.	11,000	266,189
Ariake Japan Co. Ltd.	990	23,276
Asahi Breweries Ltd.	53,203	644,217
Asahi Glass Co. Ltd.	127,677	1,376,300
Asahi Kasei Corp.	180,727	879,652
Asatsu-DK, Inc.	2,000	57,381
Ashikaga Financial Group, Inc. (a)	605	6
Astellas Pharma, Inc.	73,600	2,617,597
Autobacs Seven Co. Ltd.	1,600	49,865
Bandai Co. Ltd.	12,300	253,113

	Shares	Value
Bank of Fukuoka Ltd.	73,300	$ 446,806
Bank of Kyoto Ltd.	28,000	234,584
Bank of Yokohama Ltd.	169,084	967,120
Benesse Corp.	8,100	256,894
Bridgestone Corp.	88,479	1,739,646
Canon Sales Co., Inc. (a)	6,000	106,091
Canon, Inc.	106,663	5,786,468
Capcom Co. Ltd.	2,700	25,293
Casio Computer Co. Ltd.	33,300	464,266
Central Glass Co. Ltd.	38,000	241,037
Central Japan Railway Co.	126	1,010,583
Chiba Bank Ltd.	94,674	642,178
Chiyoda Corp. (a)	18,000	214,656
Chubu Electric Power Co., Inc.	86,864	2,006,474
Chugai Pharmaceutical Co. Ltd.	41,025	604,307
Circle K Sunkus Co. Ltd.	3,100	69,334
Citizen Watch Co. Ltd.	48,766	425,547
Coca-Cola West Japan Co. Ltd.	2,100	46,872
COMSYS Holdings Corp.	19,000	160,227
Credit Saison Co. Ltd.	20,252	672,001
Csk Corp.	10,800	383,114
Dai Nippon Printing Co. Ltd.	87,242	1,375,458
Daicel Chemical Industries Ltd.	46,000	238,653
Daido Steel Co. Ltd. (a)	34,000	138,374
Daiichi Pharmaceutical Co. Ltd.	33,577	750,974
Daikin Industries Ltd.	29,394	715,347
Dainippon Ink & Chemicals, Inc.	122,995	363,025
Dainippon Screen Manufacturing Co. Ltd.	27,000	183,637
Daito Trust Construction Co.	10,363	388,510
Daiwa House Industry Co. Ltd.	69,184	762,895
Daiwa Securities Group, Inc.	162,985	1,030,837
Denki Kagaku Kogyo KK	65,358	227,654
Denso Corp.	70,938	1,606,087
Dentsu, Inc.	239	591,500
Dowa Mining Co. Ltd.	37,168	239,507
E*Trade Securities Co. Ltd.	45	142,307
eAccess Ltd. (a)	181	116,966
East Japan Railway Co.	448	2,213,401
Ebara Corp.	14,934	53,661
Eisai Co. Ltd.	31,578	1,065,187
Electric Power Development Co. Ltd.	17,200	487,170
Elpida Memory, Inc.	3,900	136,917
FamilyMart Co. Ltd.	8,900	256,977
Fanuc Ltd.	23,372	1,443,940
Fast Retailing Co. Ltd.	7,100	373,563
Fuji Electric Holdings Co. Ltd.	94,153	285,664
Fuji Photo Film Co. Ltd.	66,105	2,069,087
Fuji Soft ABC, Inc.	2,200	63,926
Fuji Television Network, Inc.	136	277,995
Fujikura Ltd.	49,000	248,379
Fujitsu Ltd.	245,075	1,341,117
Furukawa Electric Co. Ltd. (a)	83,790	346,387
Glory Ltd.	6,400	107,766
Common Stocks - continued
	Shares	Value
Japan - continued
Gunma Bank Ltd.	43,663	$ 259,748
Gunze Ltd.	9,000	39,351
Hakuhodo DY Holdings, Inc. (a)	2,600	180,887
Hankyu Department Stores, Inc.	6,000	35,968
Hikari Tsushin, Inc.	2,600	154,672
Hino Motors Ltd.	29,000	160,557
Hirose Electric Co. Ltd.	4,198	444,060
Hitachi Cable Ltd.	8,000	34,465
Hitachi Capital Corp.	4,500	86,621
Hitachi Chemical Co. Ltd.	13,500	243,654
Hitachi Construction Machinery Co. Ltd.	19,200	227,207
Hitachi Ltd.	442,271	2,649,203
Hitachi Software Engineerng Co. Ltd.	1,400	23,304
Hokkaido Electric Power Co., Inc.	28,200	566,091
Hokuhoku Financial Group, Inc.	126,715	403,042
Honda Motor Co. Ltd.	106,880	5,284,147
House Foods Corp.	4,000	56,171
Hoya Corp.	13,404	1,490,351
Ibiden Co. Ltd.	9,900	254,997
Index Corp. (a)	48	117,915
INPEX Corp.	45	229,753
Isetan Co. Ltd.	22,000	282,120
Ishihara Sangyo Kaisha Ltd.	14,000	30,670
Ishikawajima-Harima Heavy Industries Co. Ltd. (a)	206,185	292,942
Ito En Ltd.	5,100	241,687
Ito-Yokado Ltd.	44,856	1,517,191
Itochu Corp.	195,986	946,736
ITOCHU TECHNO-SCIENCE Corp. (CTC)	1,700	54,695
JAFCO Co. Ltd.	4,600	245,400
Japan Airlines Corp.	74,420	212,832
Japan Prime Realty Investment Corp.	36	107,246
Japan Real Estate Investment Corp.	38	303,037
Japan Retail Fund Investment Corp.	27	218,533
Japan Tobacco, Inc.	117	1,522,886
JFE Holdings, Inc.	74,475	1,867,072
JGC Corp.	31,117	352,256
Joyo Bank Ltd.	93,941	476,183
Js Group Corp.	39,459	669,493
JSR Corp.	24,216	508,313
Kajima Corp.	105,317	359,116
Kaken Pharmaceutical Co. Ltd.	4,000	26,106
Kamigumi Co. Ltd.	30,663	227,944
Kanebo Ltd. (a)	2,000	5,536
Kaneka Corp.	38,559	400,451
Kansai Electric Power Co., Inc.	97,536	1,886,430
Kansai Paint Co. Ltd. Osaka	15,000	93,084
Kao Corp.	71,750	1,654,067
Katokichi Co. Ltd.	6,000	41,743
Kawasaki Heavy Industries Ltd.	134,945	241,204
Kawasaki Kisen Kaisha Ltd.	75,000	444,106
KDDI Corp.	331	1,510,952

	Shares	Value
Keihin Electric Express Railway Co. Ltd.	73,061	$ 444,010
Keio Electric Railway Co. Ltd.	77,410	417,222
Keisei Electric Railway Co. (a)	23,000	110,683
Keyence Corp.	4,600	1,004,368
Kikkoman Corp.	19,849	179,394
Kinden Corp.	34,000	250,881
Kintetsu Corp.	199,100	591,302
Kirin Brewery Co. Ltd.	98,256	959,184
Kobe Steel Ltd.	382,000	665,289
Kokuyo Co. Ltd.	5,000	63,843
Komatsu Ltd.	131,145	979,721
Komori Corp.	3,000	45,373
Konami Corp.	14,000	278,472
Konica Minolta Holdings, Inc.	53,000	473,668
Kose Corp.	3,300	111,013
Koyo Seiko Co. Ltd.	16,000	207,085
Kubota Corp.	159,864	882,146
Kuraray Co. Ltd.	53,986	477,531
Kuraya Sanseido, Inc.	19,200	255,365
Kurita Water Industries Ltd.	13,300	197,131
Kyocera Corp.	22,602	1,736,964
Kyowa Hakko Kogyo Co. Ltd.	34,000	215,664
Kyushu Electric Power Co., Inc.	50,570	1,047,598
Lawson, Inc.	6,616	240,151
Leopalace21 Corp.	20,800	316,303
Mabuchi Motor Co. Ltd.	5,121	295,256
Makita Corp.	13,000	252,623
Marubeni Corp.	192,244	607,946
Marui Co. Ltd.	48,749	676,080
Matsui Securities Co. Ltd.	11,200	128,636
Matsumotokiyoshi Co. Ltd.	2,600	67,684
Matsushita Electric Industrial Co. Ltd.	297,073	4,450,154
Matsushita Electric Works Co. Ltd.	51,000	420,732
Meiji Dairies Corp.	43,000	238,461
Meiji Seika Kaisha Ltd.	56,888	276,369
Meitec Corp.	4,900	150,015
Millea Holdings, Inc.	203	2,679,488
Minebea Co. Ltd.	60,008	243,672
Mitsubishi Chemical Corp.	234,551	670,788
Mitsubishi Corp.	157,702	2,080,134
Mitsubishi Electric Corp.	253,106	1,373,464
Mitsubishi Estate Co. Ltd.	144,723	1,554,742
Mitsubishi Gas Chemical Co., Inc.	48,867	240,538
Mitsubishi Heavy Industries Ltd.	391,256	1,004,182
Mitsubishi Logistics Corp.	26,000	248,095
Mitsubishi Materials Corp.	123,937	271,514
Mitsubishi Rayon Co. Ltd.	75,312	303,055
Mitsubishi Securities Co. Ltd.	16,000	133,608
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	663	5,502,900
Mitsui & Co. Ltd.	183,123	1,636,593
Mitsui Chemicals, Inc.	100,683	570,345
Mitsui Engineering & Shipbuilding Co.	150,000	323,111
Mitsui Fudosan Co. Ltd.	104,677	1,166,751
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsui Mining & Smelting Co. Ltd.	62,154	$ 269,478
Mitsui O.S.K. Lines Ltd.	140,285	842,259
Mitsui Sumitomo Insurance Co. Ltd.	174,475	1,588,092
Mitsui Trust Holdings, Inc.	81,300	795,149
Mitsukoshi Ltd.	48,376	207,081
Mitsumi Electric Co. Ltd.	3,300	34,937
Mizuho Financial Group, Inc.	1,142	5,380,498
Murata Manufacturing Co. Ltd.	30,454	1,546,491
Namco Ltd.	8,900	119,922
NEC Corp.	260,951	1,442,346
NEC Electronics Corp.	6,500	309,820
Net One Systems Co. Ltd.	59	161,702
NGK Insulators Ltd.	38,309	398,908
NGK Spark Plug Co. Ltd.	19,000	213,519
NHK Spring Co. Ltd.	17,000	140,867
Nichii Gakkan Co.	900	22,027
Nichirei Corp.	14,860	55,574
Nidec Corp.	6,471	705,849
Nikko Cordial Corp.	241,126	1,056,490
Nikon Corp.	30,838	341,748
Nintendo Co. Ltd.	12,796	1,353,547
Nippon Building Fund, Inc.	44	398,477
Nippon Electric Glass Co. Ltd.	21,000	324,156
Nippon Express Co. Ltd.	130,546	593,524
Nippon Kayaku Co. Ltd.	7,000	37,728
Nippon Light Metal Co. Ltd.	77,000	185,626
Nippon Meat Packers, Inc.	17,740	218,710
Nippon Mining Holdings, Inc.	112,000	611,868
Nippon Oil Corp.	184,129	1,201,698
Nippon Paper Group, Inc.	128	496,299
Nippon Sheet Glass Co. Ltd.	56,000	218,671
Nippon Shokubai Co. Ltd.	33,000	264,071
Nippon Steel Corp.	805,661	1,875,769
Nippon Telegraph & Telephone Corp.	689	2,820,766
Nippon Yusen KK	141,578	770,860
Nishi-Nippon City Bank Ltd.	54,000	221,751
Nishimatsu Construction Co. Ltd.	12,000	40,368
Nissan Chemical Industries Co. Ltd.	26,000	266,207
Nissan Motor Co. Ltd.	329,048	3,218,229
Nisshin Seifun Group, Inc.	23,719	233,069
Nisshin Steel Co. Ltd.	124,000	302,341
Nisshinbo Industries, Inc.	30,000	229,890
Nissin Food Products Co. Ltd.	9,723	255,785
Nitori Co. Ltd.	2,900	190,329
Nitto Denko Corp.	22,294	1,248,598
NOK Corp.	13,900	376,501
Nomura Holdings, Inc.	245,447	3,107,359
Nomura Real Estate Office Fund, Inc. (a)	21	153,609
Nomura Research Institute Ltd.	3,200	302,414
NSK Ltd.	42,576	206,059
NTN Corp.	81,611	440,613
NTT Data Corp.	169	539,087

	Shares	Value
NTT DoCoMo, Inc.	2,520	$ 3,812,760
NTT Urban Development Co.	24	106,256
Obayashi Corp.	80,704	408,345
Obic Co. Ltd.	1,100	191,575
Odakyu Electric Railway Co. Ltd.	79,000	416,378
Oji Paper Co. Ltd.	105,352	556,235
Oki Electric Industry Co. Ltd.	50,000	169,576
Okumura Corp.	12,000	64,457
Olympus Corp.	31,429	613,626
Omron Corp.	26,660	584,052
Onward Kashiyama Co. Ltd.	14,000	169,906
Oracle Corp. Japan	4,100	160,850
Oriental Land Co. Ltd.	8,056	475,553
ORIX Corp.	10,978	1,576,832
Osaka Gas Co. Ltd.	298,525	919,419
Pioneer Corp.	16,938	279,776
Promise Co. Ltd.	12,975	805,173
QP Corp.	7,000	60,635
Rakuten, Inc.	765	575,001
Resona Holdings, Inc. (a)	625,536	1,192,639
Ricoh Co. Ltd.	91,770	1,493,112
Rinnai Corp.	2,600	65,181
Rohm Co. Ltd.	13,444	1,254,497
Ryohin Keikaku Co. Ltd.	1,800	81,507
Sanden Corp.	5,000	20,624
Sanken Electric Co. Ltd.	11,000	150,135
Sankyo Co. Ltd.	50,055	1,016,283
Sankyo Co. Ltd. (Gunma)	5,500	238,965
Santen Pharmaceutical Co. Ltd.	6,000	134,744
Sanwa Shutter Corp.	12,000	66,877
Sanyo Electric Co. Ltd.	220,382	597,945
Sapporo Breweries Ltd.	51,578	256,719
Secom Co. Ltd.	27,767	1,168,248
Sega Sammy Holdings, Inc. (a)	9,000	517,253
Seiko Epson Corp.	13,800	457,911
Seino Transportation Co. Ltd.	19,000	165,800
Sekisui Chemical Co. Ltd.	70,293	486,466
Sekisui House Ltd. (a)	78,467	767,441
Seven Eleven Japan Co. Ltd.	50,849	1,430,916
SFCG Co. Ltd.	640	162,148
Sharp Corp.	134,675	2,081,315
Shimachu Co. Ltd.	11,100	275,731
Shimamura Co. Ltd.	3,800	292,588
SHIMANO, Inc.	11,000	318,620
SHIMIZU Corp.	77,416	343,455
Shin-Etsu Chemical Co. Ltd.	47,962	1,767,326
Shinko Securities Co. Ltd.	44,000	133,498
Shinsei Bank Ltd.	132,000	666,682
Shionogi & Co. Ltd.	39,091	535,329
Shiseido Co. Ltd.	52,950	634,359
Shizuoka Bank Ltd.	78,274	674,433
Showa Denko KK	149,336	353,165
Showa Shell Sekiyu KK	24,300	234,769
Skylark Co. Ltd.	15,551	242,754
Common Stocks - continued
	Shares	Value
Japan - continued
SMC Corp.	7,171	$ 759,198
Softbank Corp.	32,310	1,157,996
Softbank Investment Corp.	625	205,668
Sojitz Holdings Corp. (a)	16,000	62,037
Sompo Japan Insurance, Inc.	109,712	1,109,233
Sony Corp.	126,785	4,725,277
Stanley Electric Co. Ltd.	20,825	322,600
Sumitomo Bakelite Co. Ltd.	43,000	267,234
Sumitomo Chemical Co. Ltd.	185,334	866,400
Sumitomo Corp.	139,842	1,116,475
Sumitomo Electric Industries Ltd.	95,206	998,352
Sumitomo Heavy Industries Ltd.	100,822	497,200
Sumitomo Metal Industries Ltd.	549,966	927,571
Sumitomo Metal Mining Co. Ltd.	84,065	538,624
Sumitomo Mitsui Financial Group, Inc.	580	3,748,093
Sumitomo Osaka Cement Co. Ltd.	97,144	233,298
Sumitomo Realty & Development Co. Ltd.	54,000	581,601
Sumitomo Rubber Industries Ltd.	18,000	190,732
Sumitomo Trust & Banking Co. Ltd.	162,344	961,307
Suzuken Co. Ltd.	10,760	285,038
T&D Holdings, Inc.	30,550	1,528,964
Taiheiyo Cement Corp.	100,684	260,257
Taisei Corp.	135,594	448,684
Taisho Pharmaceutical Co. Ltd.	25,524	484,298
Taiyo Nippon Sanso Corp. Tokyo	33,000	164,553
Taiyo Yuden Co. Ltd.	10,000	111,370
Takara Holdings, Inc.	28,551	180,316
Takashimaya Co. Ltd.	27,000	225,958
Takeda Pharamaceutical Co. Ltd.	120,042	5,754,773
Takefuji Corp.	15,181	937,894
Takuma Co. Ltd.	3,000	20,734
Tanabe Seiyaku Co. Ltd.	24,000	247,490
TDK Corp.	17,425	1,265,002
Teijin Ltd.	125,341	549,179
Teikoku Oil Co. Ltd.	45,000	303,175
Terumo Corp.	22,512	591,197
The Daimaru, Inc.	29,000	248,012
The Goodwill Group, Inc.	25	46,290
The Suruga Bank Ltd.	29,000	236,050
THK Co. Ltd.	11,600	233,924
TIS, Inc.	5,600	183,766
Tobu Railway Co. Ltd.	125,297	461,700
Toda Corp.	9,762	39,819
Toho Co. Ltd.	16,554	231,857
Tohoku Electric Power Co., Inc.	64,190	1,282,677
Tokuyama Corp.	20,000	147,394
Tokyo Broadcasting System, Inc.	2,000	33,567
Tokyo Electric Power Co.	155,918	3,637,285
Tokyo Electron Ltd.	24,718	1,377,559
Tokyo Gas Co. Ltd.	352,395	1,376,045
Tokyo Steel Manufacturing Co. Ltd.	12,200	160,362
Tokyo Style Co. Ltd.	5,000	50,781

	Shares	Value
Tokyo Tatemono Co. Ltd.	22,000	$ 152,050
Tokyu Corp.	125,954	558,793
Tokyu Land Corp.	51,000	222,988
TonenGeneral Sekiyu KK	51,856	550,904
Toppan Printing Co. Ltd.	77,013	782,163
Toray Industries, Inc.	178,883	791,971
Toshiba Corp.	394,880	1,610,714
Tosoh Corp.	53,816	219,022
Toto Ltd.	55,185	436,035
Toyo Seikan Kaisha Ltd.	20,300	351,683
Toyo Suisan Kaisha Ltd.	20,000	312,570
Toyobo Co. Ltd.	85,000	192,446
Toyoda Gosei Co. Ltd.	7,500	130,963
Toyota Industries Corp.	24,986	671,054
Toyota Motor Corp.	393,251	14,100,015
Toyota Tsusho Corp.	18,000	304,082
Trend Micro, Inc.	13,000	405,150
Ube Industries Ltd.	163,605	308,928
UFJ Holdings, Inc. (a)	520	2,626,323
Uni-Charm Corp.	4,360	176,645
Uniden Corp.	4,000	59,984
UNY Co. Ltd.	30,000	325,036
Ushio, Inc.	16,000	307,987
USS Co. Ltd.	2,400	150,474
Wacoal Corp.	21,000	278,728
West Japan Railway Co.	234	795,762
World Co. Ltd.	9,200	301,057
Yahoo! Japan Corp.	563	1,130,175
Yakult Honsha Co. Ltd.	12,066	221,754
Yamada Denki Co. Ltd.	10,525	571,133
Yamaha Corp.	26,143	380,779
Yamaha Motor Co. Ltd.	28,700	522,988
Yamato Transport Co. Ltd.	59,232	825,265
Yamazaki Baking Co. Ltd.	8,000	68,564
Yaskawa Electric Corp.	20,000	112,745
Yokogawa Electric Corp.	35,000	431,824
Zeon Corp.	25,000	216,783
TOTAL JAPAN		262,766,961
Luxembourg - 0.1%
Arcelor SA	69,290	1,380,437
Oriflame Cosmetics SA unit	2,300	46,830
Stolt Offshore SA (a)	31,600	241,782
Stolt-Nielsen SA	3,950	132,148
TOTAL LUXEMBOURG		1,801,197
Netherlands - 4.9%
ABN-AMRO Holding NV	237,151	5,525,618
Aegon NV	193,374	2,472,367
Akzo Nobel NV	37,028	1,453,973
ASML Holding NV (a)	60,169	969,924
Buhrmann NV	12,785	117,208
Corio NV	5,252	290,117
DSM NV	11,082	742,532
Common Stocks - continued
	Shares	Value
Netherlands - continued
EADS NV	31,533	$ 932,434
Euronext NV	15,281	516,171
Getronics NV	92,596	151,546
Hagemeyer NV (a)	81,351	193,205
Heineken NV (Bearer)	30,119	954,741
IHC Caland NV	3,841	246,253
ING Groep NV (Certificaten Van Aandelen)	252,965	7,014,719
James Hardie Industries NV	86,321	438,045
Koninklijke Ahold NV (a)	221,874	1,686,242
Koninklijke KPN NV	301,517	2,393,155
Koninklijke Numico NV (Certificaten Van Aandelen) (a)	20,723	826,477
Koninklijke Philips Electronics NV	181,981	4,662,353
Oce NV	18,965	274,914
QIAGEN NV (a)	18,885	228,206
Randstad Holdings NV	8,713	311,575
Reed Elsevier NV	91,504	1,264,501
Rodamco Europe NV	6,106	469,609
Royal Dutch Petroleum Co. (Hague Registry)	281,914	16,514,522
STMicroelectronics NV	83,230	1,295,891
TNT NV	49,798	1,271,538
Unilever NV (Certificaten Van Aandelen)	77,997	5,173,279
Vedior NV (Certificaten Van Aandelen)	27,506	390,262
VNU NV	31,364	852,563
Wereldhave NV	3,105	316,176
Wolters Kluwer NV (Certificaten Van Aandelen)	35,562	624,029
TOTAL NETHERLANDS		60,574,145
New Zealand - 0.2%
Auckland International Airport Ltd.	169,844	245,014
Carter Holt Harvey Ltd.	178,794	225,213
Contact Energy Ltd.	45,065	223,571
Fisher & Paykel Appliances Holdings Ltd.	11,536	25,165
Fisher & Paykel Healthcare Corp.	23,595	49,645
Fletcher Building Ltd.	56,191	247,135
Independent Newspapers Ltd.	6,073	26,624
Kiwi Income Property Trust	135,107	95,075
NGC Holdings Ltd.	6,548	15,344
Sky City Entertainment Group Ltd.	48,532	146,853
Sky Network Television Ltd.	4,797	22,279
Telecom Corp. of New Zealand Ltd.	234,735	984,126
The Warehouse Group Ltd.	10,165	23,319
Tower Ltd. (a)	15,726	23,018
Waste Management NZ Ltd.	7,286	31,583
TOTAL NEW ZEALAND		2,383,964
Norway - 0.6%
DnB NOR ASA	91,959	890,192
Norsk Hydro ASA	21,037	1,710,518
Norske Skogindustrier AS (A Shares)	16,800	258,255

	Shares	Value
Orkla ASA (A Shares)	27,619	$ 941,110
Petroleum Geo-Services ASA (a)	2,930	198,770
ProSafe ASA	3,600	108,172
Schibsted ASA (B Shares)	3,200	84,505
Smedvig ASA (A Shares)	1,800	31,573
Statoil ASA	93,928	1,643,929
Storebrand ASA (A Shares)	28,850	240,178
TANDBERG ASA	25,950	277,329
TANDBERG Television ASA (a)	9,500	108,884
Telenor ASA	116,808	931,729
Tomra Systems AS	11,500	49,517
Yara International ASA (a)	30,617	452,872
TOTAL NORWAY		7,927,533
Portugal - 0.3%
Banco Comercial Portugues SA (Reg.)	274,079	708,263
Banco Espirito Santo SA (BES) (Reg.)	21,873	343,177
BPI-SGPS SA	21,657	81,816
Brisa Auto-Estradas de Portugal SA	49,914	388,799
Cimpor-Cimentos de Portugal SGPS SA	31,922	170,875
Energias de Portugal SA	261,522	662,941
Jeronimo Martins SGPS SA	1,860	25,978
Portugal Telecom SGPS SA (Reg.)	102,874	1,050,710
PT Multimedia SGPS SA	2,154	45,776
Sonae SGPS SA	169,057	247,559
TOTAL PORTUGAL		3,725,894
Singapore - 0.9%
Allgreen Properties Ltd.	15,000	9,719
Ascendas Real Estate Investment Trust (A-REIT)	207,100	269,623
CapitaLand Ltd.	224,000	311,783
CapitaMall Trust	139,000	198,476
Chartered Semiconductor Manufacturing Ltd. (a)	48,800	35,426
City Developments Ltd.	49,000	201,374
ComfortDelgro Corp. Ltd.	232,784	237,421
Cosco Investment (Singapore) Ltd.	58,000	63,679
Creative Technology Ltd. (Singapore)	3,000	23,938
Datacraft Asia Ltd. (a)	11,000	11,770
DBS Group Holdings Ltd.	152,361	1,270,589
Fraser & Neave Ltd.	19,630	184,900
Haw Par Corp. Ltd.	6,000	19,078
Jardine Cycle & Carriage Ltd.	19,272	142,216
Keppel Corp. Ltd.	92,000	640,269
Keppel Land Ltd.	26,000	35,565
Neptune Orient Lines Ltd.	105,000	210,403
Olam International Ltd.	211,000	116,463
Oversea-Chinese Banking Corp. Ltd.	139,987	1,167,398
Overseas Union Enterprises Ltd.	6,000	30,058
Parkway Holdings Ltd.	22,000	23,758
SembCorp Industries Ltd.	138,130	188,118
SembCorp Logistics Ltd.	16,784	17,521
Sembcorp Marine Ltd.	24,000	30,238
Common Stocks - continued
	Shares	Value
Singapore - continued
Singapore Airlines Ltd.	81,170	$ 560,028
Singapore Exchange Ltd.	54,000	61,555
Singapore Land Ltd.	6,000	18,719
Singapore Petroleum Co. Ltd.	24,000	59,323
Singapore Post Ltd.	269,000	148,476
Singapore Press Holdings Ltd.	184,021	476,944
Singapore Technologies Engineering Ltd.	152,161	219,094
Singapore Telecommunications Ltd.	924,187	1,441,616
SMRT Corp. Ltd.	112,000	71,898
STATS ChipPAC Ltd. (a)	183,000	132,847
Suntec (REIT)	300,000	228,582
United Overseas Bank Ltd.	149,846	1,285,576
United Overseas Land Ltd.	15,000	19,798
Venture Corp. Ltd.	30,808	277,250
Want Want Holdings Ltd.	53,000	62,540
Wing Tai Holdings Ltd.	39,000	20,824
TOTAL SINGAPORE		10,524,853
Spain - 3.9%
Abertis Infraestructuras SA	28,493	636,026
Acerinox SA (Reg.)	26,196	378,122
Actividades de Construccion y Servicios SA (ACS)	35,320	938,801
Aguas de Barcelona SA	11,232	226,259
Altadis SA (Spain)	38,926	1,596,041
Amadeus Global Travel Distribution SA Series A	52,540	473,261
Antena 3 Television SA	14,272	285,389
Azucarera Ebro Agricolas SA	8,948	160,980
Banco Bilbao Vizcaya Argentaria SA	463,220	7,267,922
Banco Popular Espanol SA (Reg.)	24,173	1,439,413
Banco Santander Central Hispano SA	810,861	9,300,576
Cintra Concesiones de Infrastructuras de Transporte SA	28,817	314,182
Corporacion Mapfre SA (Reg.)	16,065	234,062
Endesa SA	129,033	2,819,371
Fomento Construcciones y Contratas SA (FOCSA)	6,383	351,729
Gas Natural SDG SA Series E	22,706	636,493
Grupo Acciona SA	3,541	324,625
Grupo Auxiliar Metalurgico SA (Gamesa)	8,091	109,520
Grupo Ferrovial SA	9,779	602,279
Iberdrola SA	108,835	2,778,983
Iberia Lineas Aereas de Espana SA	53,405	168,894
Inditex SA	27,213	771,540
Indra Sistemas SA	24,240	442,954
Inmobiliaria Colonial	3,441	178,138
Metrovacesa SA	6,298	381,920
Metrovacesa SA New	314	19,041
NH Hoteles SA	8,457	107,398
Promotora de Informaciones SA (PRISA)	11,702	229,390
Repsol YPF SA	122,781	3,076,892

	Shares	Value
Sogecable SA (a)	3,747	$ 136,851
Sogecable SA rights 7/6/05 (a)	3,747	1,568
Telefonica Publicidad e Informacion SA	24,682	208,355
Telefonica SA	601,345	10,110,614
Union Fenosa SA	31,785	956,705
Vallehermoso SA	11,017	222,199
Zeltia SA	33,770	272,190
TOTAL SPAIN		48,158,683
Sweden - 2.4%
Alfa Laval AB	11,300	170,089
Assa Abloy AB (B Shares)	47,043	618,005
Atlas Copco AB:
(A Shares)	47,280	721,197
(B Shares)	30,855	433,333
Axfood AB	1,200	29,836
Billerud AB	2,900	34,882
Capio AB (a)	5,454	85,759
Castellum AB	7,500	289,283
D. Carnegie & Co. AB	4,190	43,078
Electrolux AB (B Shares)	41,069	896,908
Elekta AB (B Shares) (a)	2,098	79,230
Eniro AB	24,815	282,640
Fabege AB (NEW)	12,765	257,331
Gambro AB:
(A Shares)	20,900	276,671
(B Shares)	22,400	298,032
Getinge AB (B Shares)	22,000	319,321
Hennes & Mauritz AB (H&M) (B Shares)	63,821	2,255,795
Hoganas AB (A Shares)	5,300	139,609
Holmen AB (B Shares)	7,300	196,215
Lundin Petroleum AB (a)	28,400	205,153
Modern Times Group AB (MTG) (B Shares) (a)	10,400	320,073
Nordea Bank AB	287,773	2,629,901
OMX AB (a)	5,500	66,340
Sandvik AB	26,866	1,059,721
SAS AB (a)	3,600	32,416
Scania AB (B Shares)	14,504	529,222
Securitas AB (B Shares)	39,108	651,730
Skandia Foersaekrings AB	144,248	794,830
Skandinaviska Enskilda Banken AB (A Shares)	58,375	1,004,193
Skanska AB (B Shares)	60,869	762,826
SKF AB (B Shares)	44,000	452,371
SSAB Swedish Steel AB:
(A Shares)	3,800	92,436
(A Shares) rights 5/26/05 (a)	3,800	1,481
(B Shares)	7,800	183,448
(B Shares) rights 5/26/05 (a)	7,800	3,669
Svenska Cellulosa AB (SCA) (B Shares)	27,304	928,383
Svenska Handelsbanken AB (A Shares)	69,064	1,494,369
Swedish Match Co.	46,250	529,891
TELE2 AB (B Shares)	49,959	478,387
Common Stocks - continued
	Shares	Value
Sweden - continued
Telefonaktiebolaget LM Ericsson (B Shares)	2,021,673	$ 6,354,118
Telelogic AB (a)	49,000	110,633
TeliaSonera AB	267,135	1,317,581
TeliaSonera AB rights 6/14/05 (a)	267,135	25,490
Trelleborg AB (B Shares)	9,000	139,703
Volvo AB:
(A Shares)	13,940	548,922
(B Shares)	31,522	1,283,621
Wihlborgs Fastigheter AB (a)	2,553	60,044
WM-Data AB (B Shares)	13,000	33,894
TOTAL SWEDEN		29,522,060
Switzerland - 6.8%
ABB Ltd. (Reg.) (a)	269,310	1,758,292
Adecco SA	16,302	771,808
Ciba Specialty Chemicals, Inc.	11,006	654,647
Clariant AG (Reg.)	37,465	525,224
Compagnie Financiere Richemont unit	72,950	2,220,700
Credit Suisse Group (Reg.)	162,372	6,502,999
Geberit AG (Reg.)	431	283,121
Givaudan AG	1,168	695,672
Holcim Ltd. (Reg.)	22,555	1,371,405
Kudelski SA (Bearer)	4,500	158,435
Kuoni Reisen Holding AG Class B (Reg.)	240	95,169
Logitech International SA (Reg.) (a)	7,699	457,327
Lonza Group AG	5,784	353,073
Micronas Semiconductor Holding AG (a)	3,473	130,067
Nestle SA (Reg.)	56,054	14,751,053
Nobel Biocare Holding AG (Switzerland)	3,589	715,615
Novartis AG (Reg.)	328,006	16,016,533
Phonak Holding AG	5,068	185,944
PSP Swiss Property AG	2,444	107,780
Rieter Holding AG (Reg.)	823	222,842
Roche Holding AG (participation certificate)	97,153	12,250,166
Schindler Holding AG	688	247,191
Serono SA Series B	1,010	616,130
SIG Holding AG	505	107,408
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	729	511,871
Straumann Holding AG	751	151,307
Sulzer AG (Reg.)	305	126,686
Swiss Reinsurance Co. (Reg.)	44,578	2,760,458
Swisscom AG (Reg.)	3,640	1,218,874
Syngenta AG (Switzerland)	15,630	1,618,969
The Swatch Group AG:
(Bearer)	4,526	598,246
(Reg.)	12,039	329,353
UBS AG (Reg.)	147,963	11,444,938
Unaxis Holding AG (Reg.)	2,479	347,533

	Shares	Value
Valora Holding AG	715	$ 156,941
Zurich Financial Services AG	18,950	3,149,984
TOTAL SWITZERLAND		83,613,761
United Kingdom - 24.5%
3i Group PLC	85,940	1,079,857
Aegis Group PLC	170,932	302,836
Aggreko PLC	43,472	153,444
Alliance Unichem PLC	31,578	472,527
AMEC PLC	51,507	314,474
Amvescap PLC	105,080	615,784
Anglo American PLC (United Kingdom)	193,546	4,614,205
ARM Holdings PLC	204,390	401,109
Arriva PLC	21,148	204,437
Associated British Ports Holdings PLC	33,528	297,155
AstraZeneca PLC (United Kingdom)	222,068	9,442,331
Aviva PLC	324,596	3,633,312
BAA PLC	146,306	1,654,933
BAE Systems PLC	429,854	2,103,079
Balfour Beatty PLC	68,552	402,659
Barclays PLC	872,100	8,345,997
Barratt Developments PLC	41,107	492,244
BBA Group PLC	68,695	374,477
Bellway PLC	10,773	166,784
Berkeley Group Holdings PLC unit	21,080	315,820
BG Group PLC	482,881	3,656,744
BHP Billiton PLC	341,319	4,118,199
BOC Group PLC	62,146	1,136,031
Boots Group PLC	93,282	1,027,187
Bovis Homes Group PLC	11,179	138,943
BP PLC	2,918,759	29,284,894
BPB PLC	65,556	611,095
Brambles Industries PLC	106,842	584,369
Britannic Group PLC	19,545	181,128
British Airways PLC (a)	71,359	355,286
British American Tobacco PLC	215,428	4,113,598
British Land Co. PLC	71,034	1,123,606
British Sky Broadcasting Group PLC (BSkyB)	169,168	1,676,841
Brixton PLC	20,014	133,832
BT Group PLC	1,167,039	4,580,628
Bunzl PLC	64,292	628,518
Cable & Wireless PLC	302,260	735,977
Cadbury Schweppes PLC	281,293	2,739,697
Capita Group PLC	100,767	701,745
Carnival PLC	23,363	1,288,469
Cattles PLC	36,852	213,112
Centrica PLC	535,047	2,255,583
Close Brothers Group PLC	18,076	239,939
Cobham PLC	16,261	416,329
Compass Group PLC	279,207	1,100,943
Cookson Group PLC (a)	19,289	113,913
Corus Group PLC (a)	598,938	495,190
Daily Mail & General Trust PLC Class A	33,305	407,290
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Davis Service Group PLC	32,608	$ 262,190
De La Rue PLC	44,212	304,078
Diageo PLC	406,594	5,907,811
Dixons Group PLC	286,173	785,207
Eircom Group PLC	81,282	185,040
Electrocomponents PLC	71,601	339,252
EMAP PLC	40,012	584,918
EMI Group PLC	116,688	528,494
Enterprise Inns PLC	46,174	651,505
Exel PLC	39,506	609,107
First Choice Holidays PLC	46,831	153,813
FirstGroup PLC	41,821	241,278
FKI PLC	137,084	240,377
Friends Provident PLC	280,177	888,396
Gallaher Group PLC	85,938	1,323,230
George Wimpey PLC	61,706	477,376
GKN PLC	113,954	521,806
GlaxoSmithKline PLC	796,647	19,796,678
Great Portland Estates PLC	24,961	163,284
Group 4 Securicor PLC (United Kingdom)	148,450	370,904
GUS PLC	142,867	2,197,545
Hammerson PLC	37,534	618,602
Hanson PLC	99,393	917,484
Hays PLC	247,439	558,655
HBOS PLC	534,098	7,768,928
Hilton Group PLC	209,624	1,082,730
HMV Group PLC	36,077	149,303
HSBC Holdings PLC (United Kingdom) (Reg.)	1,521,881	24,155,295
Icap PLC	58,215	290,902
IMI PLC	41,120	308,030
Imperial Chemical Industries PLC	150,892	697,118
Imperial Tobacco Group PLC	98,054	2,653,010
Inchcape PLC	10,881	387,133
Intercontinental Hotels Group PLC	80,862	936,706
International Power PLC	216,584	761,529
Intertek Group PLC	15,417	211,648
Invensys PLC (a)	974,020	199,113
iSoft Group PLC	21,129	153,958
ITV PLC	547,570	1,139,263
J. Sainsbury PLC	182,038	945,207
Johnson Matthey PLC	28,405	505,308
Kelda Group PLC	48,374	566,079
Kesa Electricals PLC	84,921	413,551
Kingfisher PLC	310,014	1,447,749
Land Securities Group PLC	59,965	1,555,983
Legal & General Group PLC	880,501	1,735,955
Liberty International PLC	35,864	637,348
Lloyds TSB Group PLC	760,840	6,262,826
LogicaCMG PLC	96,344	297,613
London Stock Exchange PLC	35,961	313,655
Man Group PLC	38,496	921,955

	Shares	Value
Marconi Corp. PLC (a)	31,876	$ 173,766
Marks & Spencer Group PLC	242,055	1,484,454
Meggitt PLC	79,014	419,602
MFI Furniture Group PLC	108,759	211,460
Misys PLC	52,378	205,818
Mitchells & Butlers PLC	72,566	425,907
National Express Group PLC Class L	24,250	382,261
National Grid Transco PLC	419,754	4,099,701
Next PLC	37,905	991,831
Pearson PLC	115,134	1,378,694
Peninsular & Oriental Steam Navigation Co.	108,255	610,293
Persimmon PLC	37,683	511,842
Pilkington PLC	141,779	298,203
Premier Farnell PLC	32,667	96,310
Provident Financial PLC	38,167	466,054
Prudential PLC	317,506	2,818,353
Punch Taverns Ltd.	31,150	386,030
Rank Group PLC	93,290	454,306
Reckitt Benckiser PLC	82,452	2,517,035
Reed Elsevier PLC	172,260	1,643,322
Rentokil Initial PLC	230,707	619,394
Reuters Group PLC	208,095	1,459,580
Rexam PLC	71,245	624,641
Rio Tinto PLC (Reg.)	144,250	4,292,159
Rolls-Royce Group PLC	200,463	988,059
Royal & Sun Alliance Insurance Group PLC	395,575	553,475
Royal Bank of Scotland Group PLC	431,109	12,659,230
SABMiller PLC	116,413	1,787,463
Sage Group PLC	205,842	807,917
Schroders PLC	16,758	230,818
Scottish & Newcastle PLC	112,947	976,410
Scottish & Southern Energy PLC	119,672	2,134,331
Scottish Power PLC	255,938	2,155,576
Serco Group PLC	62,072	284,233
Severn Trent PLC	43,502	799,565
Shell Transport & Trading Co. PLC (Reg.)	1,299,414	11,359,044
Signet Group PLC	264,787	494,376
Slough Estates PLC	57,689	539,333
Smith & Nephew PLC	122,426	1,219,853
Smiths Group PLC	77,519	1,239,566
SSL International PLC	16,114	81,766
Stagecoach Group PLC	148,026	297,221
Tate & Lyle PLC	65,105	560,161
Taylor Woodrow PLC	84,063	483,838
Tesco PLC	1,056,439	6,008,521
TI Automotive Ltd. (a)	22,478	0
Tomkins PLC	122,243	598,079
Travis Perkins PLC	13,435	427,223
Trinity Mirror PLC	35,722	404,392
Unilever PLC	374,961	3,699,928
United Business Media PLC	46,938	426,455
United Utilities PLC	65,197	803,223
Common Stocks - continued
	Shares	Value
United Kingdom - continued
United Utilities PLC Class A	45,705	$ 413,177
Vodafone Group PLC	8,842,514	22,265,450
Whitbread PLC	41,773	690,742
William Hill PLC	47,547	427,236
Wolseley PLC	82,123	1,681,774
WPP Group PLC	155,974	1,658,316
Yell Group PLC	92,644	688,104
TOTAL UNITED KINGDOM		300,987,346
United States of America - 0.1%
Synthes, Inc.	7,422	815,154
TOTAL COMMON STOCKS (Cost $1,145,226,297)		1,201,674,771
Nonconvertible Preferred Stocks - 0.5%

Germany - 0.3%
Fresenius Medical Care AG	4,050	248,389
Henkel KGaA	8,656	796,210
Porsche AG (non-vtg.)	1,071	744,624
ProSiebenSat.1 Media AG	15,631	258,515
RWE AG (non-vtg.)	7,200	381,864
Volkswagen AG	15,102	486,337
TOTAL GERMANY		2,915,939
Italy - 0.2%
Banca Intesa Spa (Risp)	131,341	553,069
Telecom Italia Spa (Risp)	808,844	2,139,944
TOTAL ITALY		2,693,013
Sweden - 0.0%
Atlas Copco AB:
(A Shares)	15,760	42,361
(B Shares)	10,285	27,645
TELE2 AB (B Shares)	16,653	22,269
TOTAL SWEDEN		92,275
United Kingdom - 0.0%
Rolls-Royce Group PLC Series B	8,927,850	16,628
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,837,690)		5,717,855
Government Obligations - 0.3%
	Principal Amount
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 2.71% 6/9/05 (d) (Cost $3,997,310)	$ 4,000,000	3,997,696
Money Market Funds - 3.5%
	Shares	Value
Fidelity Cash Central Fund, 3.05% (b)	41,519,703	$ 41,519,703
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	1,547,571	1,547,571
TOTAL MONEY MARKET FUNDS (Cost $43,067,274)		43,067,274
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $1,197,128,571)		1,254,457,596
NET OTHER ASSETS - (2.0)%		(25,007,428)
NET ASSETS - 100%		$ 1,229,450,168
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
6 CAC 40 Index Contracts (France)	June 2005	$ 303,380	$ 5,237
59 Chicago Mercantile Exchange, Inc.	June 2005	66,987	(67,629)
2 DAX 100 Index Contracts (Germany)	June 2005	275,889	7,000
172 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	June 2005	6,540,127	126,461
73 FTSE 100 Index Contracts (United Kingdom)	June 2005	6,584,662	(27,259)
1 Hang Seng 100 Index Contracts (Hong Kong)	June 2005	89,340	1,539
4 MSCI Index Contracts (Singapore)	June 2005	123,206	211
41 Nikkei 225 Index Contracts (Japan)	June 2005	2,296,000	(108,655)
60 OMX Index Contracts (Sweden)	June 2005	641,262	6,307
13 Share Price Index 200 Contracts (Australia)	June 2005	1,010,164	(33,287)
34 TOPIX 150 Index Contracts (Japan)	June 2005	$ 3,575,403	$ (159,674)
TOTAL EQUITY INDEX CONTRACTS		$ 21,506,420	$ (249,749)

The face value of futures purchased as a percentage of net assets - 1.7%
Forward Foreign Currency Contracts
	Settlement Dates	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
1,322,000 AUD	July 2005	$ 995,204	$ (5,324)
5,452,000 EUR	July 2005	6,718,254	(179,747)
628,495,000 JPY	July 2005	5,813,878	(86,841)
4,397,000 SEK	July 2005	591,844	(12,119)
		$ 14,119,180	$ (284,031)
(Payable Amount $14,403,211)
The value of contracts to buy as a percentage of net assets - 1.1%
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,997,696.
Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,218,693,471. Net unrealized appreciation aggregated $35,764,125, of which $139,873,341 related to appreciated investment securities and $104,109,216 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. Fidelity assumes no obligation to update or supplement the schedule to reflect any changes that may occur. This report is provided for the general information of the fund's shareholders. Click on the appropriate link to view the fund's audited schedule of investments included in its annual report or contact your investment professional to request a free copy.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Total Market Index Fund

May 31, 2005

1.816022.100

STI-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 12.8%
Auto Components - 0.3%
Aftermarket Technology Corp. (a)	11,055	$ 169,584
American Axle & Manufacturing Holdings, Inc.	8,765	181,436
ArvinMeritor, Inc.	17,066	245,750
Bandag, Inc.	4,123	190,812
BorgWarner, Inc.	11,022	589,236
Cooper Tire & Rubber Co.	17,837	339,616
Dana Corp.	34,413	466,296
Delphi Corp.	99,187	431,463
Drew Industries, Inc. (a)	3,776	154,816
Dura Automotive Systems, Inc. Class A (sub. vtg.) (a)	3,788	16,175
GenTek, Inc.	3,519	38,392
Gentex Corp.	36,756	657,197
Goodyear Tire & Rubber Co. (a)	36,752	528,861
Hayes Lemmerz International, Inc. (a)	10,596	68,874
IMPCO Technologies, Inc. (a)	3,000	9,960
Johnson Controls, Inc.	43,569	2,468,620
Keystone Automotive Industries, Inc. (a)	2,721	53,713
Lear Corp.	16,190	610,363
LKQ Corp. (a)	2,617	64,954
Midas, Inc. (a)	1,400	32,900
Modine Manufacturing Co.	6,000	182,400
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	15,342	65,204
Raytech Corp.	11,445	17,740
Sauer-Danfoss, Inc.	7,425	145,901
Spartan Motors, Inc.	3,200	34,368
Sports Resorts International, Inc. (a)	7,638	10,464
Standard Motor Products, Inc.	4,236	47,740
Stoneridge, Inc. (a)	3,200	25,024
Strattec Security Corp. (a)	654	33,112
Superior Industries International, Inc.	3,800	86,070
Tenneco Automotive, Inc. (a)	6,360	95,400
TRW Automotive Holdings Corp. (a)	4,855	98,896
Visteon Corp.	20,475	156,224
Zapata Corp. (a)	880	5,694
		8,323,255
Automobiles - 0.4%
Coachmen Industries, Inc.	3,261	39,947
Fleetwood Enterprises, Inc. (a)	6,099	58,367
Ford Motor Co.	390,607	3,898,258
General Motors Corp.	106,873	3,369,706
Harley-Davidson, Inc.	63,815	3,128,849
Monaco Coach Corp.	4,738	77,751
National R.V. Holdings, Inc. (a)	300	2,661
Thor Industries, Inc.	11,649	353,664
Winnebago Industries, Inc.	8,659	283,063
		11,212,266
Distributors - 0.1%
All American Semiconductor, Inc. (a)	3,800	18,202

	Shares	Value
Audiovox Corp. Class A (a)	3,500	$ 51,205
Building Material Holding Corp.	3,005	186,400
Earle M. Jorgensen Co.	5,800	48,430
Genuine Parts Co.	37,869	1,626,852
Handleman Co.	8,496	154,202
Prestige Brands Holdings, Inc.	4,642	78,914
Source Interlink Companies, Inc. (a)	4,300	41,925
		2,206,130
Diversified Consumer Services - 0.4%
Alderwoods Group, Inc. (a)	16,352	226,475
Apollo Group, Inc. Class A (a)	32,591	2,558,394
Bright Horizons Family Solutions, Inc. (a)	11,227	415,511
Career Education Corp. (a)	25,033	867,894
Corinthian Colleges, Inc. (a)	20,140	311,364
CPI Corp.	2,000	36,400
DeVry, Inc. (a)	14,744	302,989
Educate, Inc.	4,692	59,025
Education Management Corp. (a)	12,359	401,050
EVCI Career Colleges, Inc. (a)	2,100	10,479
Greg Manning Auctions, Inc. (a)	12,044	114,779
H&R Block, Inc.	32,059	1,600,385
ITT Educational Services, Inc. (a)	10,100	458,439
Jackson Hewitt Tax Service, Inc.	6,376	131,983
Laureate Education, Inc. (a)	9,342	436,271
Learning Care Group, Inc. (a)	900	3,330
Mace Security International, Inc. (a)	1,100	2,915
Nobel Learning Communities, Inc. (a)	1,000	8,750
Pre-Paid Legal Services, Inc.	2,919	109,959
Princeton Review, Inc. (a)	14,522	79,435
Regis Corp.	7,865	297,140
Service Corp. International (SCI)	70,880	537,270
ServiceMaster Co.	59,535	773,955
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	12,060	169,202
Stewart Enterprises, Inc. Class A	14,200	84,064
Strayer Education, Inc.	3,326	289,362
Universal Technical Institute, Inc. (a)	4,021	122,842
Vertrue, Inc. (a)	2,400	90,720
Weight Watchers International, Inc. (a)	7,953	386,913
		10,887,295
Hotels, Restaurants & Leisure - 1.8%
AFC Enterprises, Inc. (a)	11,772	300,186
Alliance Gaming Corp. (a)	12,091	157,062
Ambassadors Group, Inc.	5,383	194,595
Ameristar Casinos, Inc.	4,900	251,566
Applebee's International, Inc.	15,846	432,120
Argosy Gaming Co. (a)	7,993	370,635
Aztar Corp. (a)	8,919	284,873
Bally Total Fitness Holding Corp. (a)	6,262	19,036
BJ's Restaurants, Inc. (a)	2,100	38,640
Bluegreen Corp. (a)	900	15,174
Bob Evans Farms, Inc.	5,500	128,700
Boyd Gaming Corp.	10,400	549,744
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Brinker International, Inc. (a)	20,925	$ 787,199
Buca, Inc. (a)	3,878	19,778
Caesars Entertainment, Inc. (a)	55,925	1,205,184
California Pizza Kitchen, Inc. (a)	3,723	89,352
Carnival Corp. unit	93,316	4,936,416
CBRL Group, Inc.	9,003	366,602
CEC Entertainment, Inc. (a)	9,020	365,761
Cedar Fair LP (depository unit)	6,754	209,712
Champps Entertainment, Inc. (a)	1,600	12,880
Choice Hotels International, Inc.	3,560	233,536
Churchill Downs, Inc.	2,200	94,732
CKE Restaurants, Inc.	10,567	174,356
Darden Restaurants, Inc.	31,567	1,025,296
Dave & Buster's, Inc. (a)	3,344	60,058
Domino's Pizza, Inc.	8,100	185,409
Dover Downs Gaming & Entertainment, Inc.	980	11,593
Dover Motorsports, Inc.	9,735	56,074
Empire Resorts, Inc. (a)	12,943	61,479
Fox & Hound Restaurant Group (a)	2,700	33,210
Gaylord Entertainment Co. (a)	8,899	374,025
Great Wolf Resorts, Inc.	11,129	245,283
GTECH Holdings Corp.	23,224	655,846
Harrah's Entertainment, Inc.	24,465	1,756,832
Hilton Hotels Corp.	79,574	1,928,078
IHOP Corp.	3,412	162,445
International Game Technology	77,946	2,196,518
International Speedway Corp. Class A	7,982	436,296
Interstate Hotels & Resorts, Inc. (a)	156	718
Isle of Capri Casinos, Inc. (a)	6,200	154,256
Jack in the Box, Inc. (a)	8,612	357,226
Krispy Kreme Doughnuts, Inc. (a)	10,025	81,102
La Quinta Corp. unit (a)	44,251	383,656
Landry's Seafood Restaurants, Inc.	4,001	119,910
Las Vegas Sands Corp.	5,090	184,563
Life Time Fitness, Inc.	9,702	276,313
Littlefield Corp. (a)	2,100	1,407
Lodgian, Inc.:
Class A warrants 11/27/07 (a)	2	0
Class B warrants 11/25/09 (a)	8	0
Lone Star Steakhouse & Saloon, Inc.	4,300	129,903
Marcus Corp.	2,746	60,494
Marriott International, Inc. Class A	39,315	2,655,335
McDonald's Corp.	276,947	8,568,740
MGM MIRAGE (a)	26,824	1,021,726
Monarch Casino & Resort, Inc. (a)	4,679	94,048
MTR Gaming Group, Inc. (a)	5,600	57,456
Multimedia Games, Inc. (a)	4,312	46,009
Navigant International, Inc. (a)	3,100	39,246
O'Charleys, Inc. (a)	3,850	71,495
Outback Steakhouse, Inc.	16,819	744,241

	Shares	Value
P.F. Chang's China Bistro, Inc. (a)	8,419	$ 498,994
Panera Bread Co. Class A (a)	8,925	564,060
Papa John's International, Inc. (a)	3,500	136,500
Penn National Gaming, Inc. (a)	12,400	403,868
Pinnacle Entertainment, Inc. (a)	14,294	249,144
Rare Hospitality International, Inc. (a)	6,075	188,507
Red Robin Gourmet Burgers, Inc. (a)	1,748	95,930
Royal Caribbean Cruises Ltd.	23,029	1,061,867
Rubio's Restaurants, Inc. (a)	4,819	44,094
Ruby Tuesday, Inc.	13,091	331,071
Ryan's Restaurant Group, Inc. (a)	8,100	113,076
Scientific Games Corp. Class A (a)	16,034	382,090
Shuffle Master, Inc. (a)	7,449	204,103
Six Flags, Inc. (a)	12,400	54,684
Sonic Corp. (a)	13,040	443,360
SPEEDUS Corp. (a)	6,200	9,889
Speedway Motorsports, Inc.	5,900	202,370
Starbucks Corp. (a)	86,823	4,753,559
Starwood Hotels & Resorts Worldwide, Inc. unit	44,824	2,508,799
Station Casinos, Inc.	10,370	675,087
Steak n Shake Co. (a)	11,830	243,580
Texas Roadhouse, Inc. Class A	4,900	150,234
The Cheesecake Factory, Inc. (a)	15,087	532,722
Triarc Companies, Inc. Class B	6,030	86,832
Vail Resorts, Inc. (a)	4,906	134,915
Wendy's International, Inc.	23,564	1,063,443
WMS Industries, Inc. (a)	8,244	261,912
Wyndham International, Inc. Class A (a)	5,212	5,004
Wynn Resorts Ltd. (a)	14,478	678,294
Yum! Brands, Inc.	61,440	3,151,258
		54,703,371
Household Durables - 1.0%
Advanced Lighting Technologies, Inc. (a)	4,600	0
American Biltrite, Inc. (a)	400	3,760
American Greetings Corp. Class A	14,094	366,162
Applica, Inc. (a)	3,200	9,152
Avatar Holdings, Inc. (a)	1,645	78,796
Bassett Furniture Industries, Inc.	1,800	35,154
Beazer Homes USA, Inc.	8,313	444,413
Black & Decker Corp.	16,870	1,473,088
Blount International, Inc. (a)	8,403	148,397
Blyth, Inc.	9,084	257,441
Boston Acoustics, Inc.	100	1,486
Brillian Corp. (a)	375	1,170
Brookfield Homes Corp.	5,874	269,382
California Coastal Communities, Inc. (a)	5,563	164,609
Cavco Industries, Inc. (a)	750	20,183
Centex Corp.	26,198	1,715,445
Champion Enterprises, Inc. (a)	20,045	195,038
Cobra Electronics Corp. (a)	1,200	8,520
Craftmade International, Inc.	1,700	28,371
CSS Industries, Inc.	1,556	47,925
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
D.R. Horton, Inc.	62,266	$ 2,152,536
Department 56, Inc. (a)	2,200	24,552
Dixie Group, Inc. (a)	2,900	42,978
Dominion Homes, Inc. (a)	300	4,659
Enesco Group, Inc. (a)	4,629	17,822
Ethan Allen Interiors, Inc.	7,178	223,954
Fedders Corp.	3,300	7,326
Flexsteel Industries, Inc.	1,700	23,817
Foamex International, Inc. (a)	5,300	8,109
Fortune Brands, Inc.	29,907	2,586,956
Furniture Brands International, Inc.	10,345	208,038
Harman International Industries, Inc.	15,017	1,244,309
Helen of Troy Ltd. (a)	4,390	101,409
Hovnanian Enterprises, Inc. Class A (a)	9,144	567,842
Interface, Inc. Class A (a)	9,800	74,970
Jarden Corp. (a)	6,959	354,074
Juno Lighting, Inc.	1,500	60,000
KB Home	15,082	1,018,638
Kimball International, Inc. Class B	4,000	49,200
Koss Corp.	1,300	22,152
La-Z-Boy, Inc.	7,662	102,288
Leggett & Platt, Inc.	40,762	1,085,900
Lennar Corp. Class A	27,973	1,622,714
Levitt Corp. Class A	2,250	64,800
Libbey, Inc.	1,691	32,214
Lifetime Hoan Corp.	300	5,118
M.D.C. Holdings, Inc.	6,672	481,785
M/I Homes, Inc.	2,316	116,912
Maytag Corp.	13,362	194,952
Meritage Homes Corp. (a)	5,902	429,193
Mestek, Inc. (a)	300	7,719
MITY Enterprises, Inc. (a)	2,300	33,810
Mohawk Industries, Inc. (a)	11,266	939,810
National Presto Industries, Inc.	1,000	42,850
Newell Rubbermaid, Inc.	56,911	1,297,002
NVR, Inc. (a)	1,082	821,238
Oneida Ltd. (a)	400	940
Orleans Homebuilders, Inc.	3,334	74,682
Palm Harbor Homes, Inc. (a)	4,917	92,095
Pulte Homes, Inc.	21,898	1,674,102
Rockford Corp. (a)	2,500	6,525
Russ Berrie & Co., Inc.	2,935	38,184
Ryland Group, Inc.	8,727	597,800
Salton, Inc. (a)	1,800	1,872
Skyline Corp.	1,289	50,400
Snap-On, Inc.	10,615	366,324
Standard Pacific Corp.	6,694	536,323
Stanley Furniture Co., Inc.	1,100	46,475
Tempur-Pedic International, Inc. (a)	10,052	234,513
The Rowe Companies (a)	1,000	3,860
The Stanley Works	16,454	734,013

	Shares	Value
Toll Brothers, Inc. (a)	10,826	$ 1,002,379
Tupperware Corp.	14,481	327,271
Universal Electronics, Inc. (a)	3,400	56,712
Virco Manufacturing Co. (a)	2,613	18,814
WCI Communities, Inc. (a)	8,795	262,971
Whirlpool Corp.	14,697	1,011,154
William Lyon Homes, Inc. (a)	2,009	180,810
Yankee Candle Co., Inc.	11,874	374,625
		29,032,982
Internet & Catalog Retail - 0.5%
1-800 CONTACTS, Inc. (a)	2,129	41,601
1-800-FLOWERS.com, Inc. Class A (a)	23,580	174,728
Alloy, Inc. (a)	5,800	29,812
Amazon.com, Inc. (a)	69,348	2,462,547
Audible, Inc. (a)	1,300	21,567
Blair Corp.	400	15,620
Blue Nile, Inc.	713	21,312
Bluefly, Inc. (a)	2,800	4,592
Coldwater Creek, Inc. (a)	7,795	175,154
Drugstore.com, Inc. (a)	7,303	25,122
eBay, Inc. (a)	218,851	8,318,527
eCost.com, Inc.	603	1,907
GSI Commerce, Inc. (a)	5,379	79,824
Hollywood Media Corp. (a)	1,200	5,568
IAC/InterActiveCorp (a)	117,207	2,871,572
Insight Enterprises, Inc. (a)	11,400	223,212
J. Jill Group, Inc. (a)	3,147	40,124
MediaBay, Inc. (a)	800	432
Netflix, Inc. (a)	9,557	136,570
Overstock.com, Inc. (a)	2,492	95,419
PC Mall, Inc. (a)	500	2,475
Priceline.com, Inc. (a)	5,439	130,264
Stamps.com, Inc. (a)	4,062	90,826
Systemax, Inc. (a)	6,390	40,704
ValueVision Media, Inc. Class A (a)	5,600	53,872
		15,063,351
Leisure Equipment & Products - 0.3%
Action Performance Companies, Inc.	2,500	23,275
Adams Golf, Inc. (a)	400	464
Arctic Cat, Inc.	5,000	108,000
Boyds Collection, Ltd. (a)	4,962	10,867
Brunswick Corp.	19,316	831,361
Callaway Golf Co.	10,800	126,252
Concord Camera Corp. (a)	3,084	4,009
Eastman Kodak Co.	64,526	1,695,743
Excelligence Learning Corp. (a)	612	3,764
Fairchild Corp. Class A (a)	7,600	17,480
Hasbro, Inc.	33,465	675,324
JAKKS Pacific, Inc. (a)	4,540	93,842
Johnson Outdoors, Inc. Class A (a)	2,300	40,273
K2, Inc. (a)	17,186	216,372
Leapfrog Enterprises, Inc. Class A (a)	4,328	47,954
Marine Products Corp.	11,437	172,699
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
MarineMax, Inc. (a)	2,572	$ 70,781
Marvel Enterprises, Inc. (a)	17,637	375,139
Mattel, Inc.	91,916	1,671,033
Meade Instruments Corp. (a)	2,600	7,176
Nautilus, Inc.	5,025	134,519
Oakley, Inc.	18,053	265,379
Polaris Industries, Inc.	8,328	436,970
RC2 Corp. (a)	3,021	108,877
SCP Pool Corp.	14,822	530,924
Steinway Musical Instruments, Inc. (a)	4,500	127,440
Sturm Ruger & Co., Inc.	3,560	28,978
		7,824,895
Media - 4.0%
4Kids Entertainment, Inc. (a)	2,362	44,878
ACME Communications, Inc. (a)	5,032	19,927
ADVO, Inc.	11,652	361,795
Arbitron, Inc.	7,282	293,756
Ballantyne of Omaha, Inc. (a)	100	435
Belo Corp. Series A	22,074	542,579
Brilliant Digital Entertainment, Inc. (a)	500	25
Cablevision Systems Corp. - NY Group Class A (a)	52,961	1,354,742
Carmike Cinemas, Inc.	1,494	48,869
Catalina Marketing Corp.	14,092	338,208
Charter Communications, Inc. Class A (a)	58,659	66,871
Citadel Broadcasting Corp. (a)	14,632	173,682
CKX, Inc. (a)	9,709	256,318
Clear Channel Communications, Inc.	119,321	3,487,753
Comcast Corp. Class A (a)	494,780	15,931,916
Courier Corp.	2,511	87,985
Cox Radio, Inc. Class A (a)	5,776	93,976
Crown Media Holdings, Inc. Class A (a)	8,094	76,003
Cumulus Media, Inc. Class A (a)	12,017	150,092
Dex Media, Inc.	33,874	745,905
Digital Generation Systems, Inc. (a)	18,345	19,996
Dow Jones & Co., Inc.	9,002	319,571
DreamWorks Animation SKG, Inc. Class A	9,351	274,919
E.W. Scripps Co. Class A	17,537	896,141
EchoStar Communications Corp. Class A	49,017	1,432,767
EMAK Worldwide, Inc. (a)	2,241	24,651
Emmis Communications Corp. Class A (a)	7,767	137,942
Entercom Communications Corp. Class A (a)	14,715	488,538
Entravision Communications Corp. Class A (a)	8,800	65,384
Fisher Communications, Inc. (a)	767	38,994
Gannett Co., Inc.	54,975	4,093,439
Gemstar-TV Guide International, Inc. (a)	47,394	161,140
Getty Images, Inc. (a)	9,248	692,120

	Shares	Value
Gray Television, Inc.	7,281	$ 85,552
Harris Interactive, Inc. (a)	5,250	25,883
Harte-Hanks, Inc.	15,614	457,334
Hearst-Argyle Television, Inc.	7,305	182,333
Hollinger International, Inc. Class A	17,300	160,025
Image Entertainment, Inc. (a)	700	2,807
Insight Communications, Inc. Class A (a)	6,700	75,710
Insignia Systems, Inc. (a)	2,664	2,398
Interactive Data Corp. (a)	12,096	260,427
Interep National Radio Sales, Inc. Class A (a)	2,900	1,450
Interpublic Group of Companies, Inc. (a)	88,192	1,088,289
John Wiley & Sons, Inc. Class A	12,825	496,969
Journal Communications, Inc. Class A	19,159	320,913
Journal Register Co. (a)	5,900	97,999
Knight-Ridder, Inc.	14,256	899,268
Lakes Entertainment, Inc. (a)	12,350	153,511
Lamar Advertising Co. Class A (a)	17,112	715,624
Lee Enterprises, Inc.	8,430	349,845
Liberty Corp., South Carolina	3,000	108,330
Liberty Media Corp. Class A (a)	581,843	6,045,349
Liberty Media International, Inc. Class A (a)	34,958	1,465,090
LIN TV Corp. Class A (a)	2,700	39,285
LodgeNet Entertainment Corp. (a)	2,961	50,219
Martha Stewart Living Omnimedia, Inc. Class A (a)	3,281	84,978
McGraw-Hill Companies, Inc.	81,722	3,567,983
Media General, Inc. Class A	3,532	215,805
Mediacom Communications Corp. Class A (a)	13,450	81,776
Meredith Corp.	11,468	568,813
Navarre Corp. (a)	5,800	52,200
New Frontier Media, Inc. (a)	5,000	30,000
News Corp. Class A	540,411	8,716,829
NTL, Inc. (a)	15,716	1,010,224
Omnicom Group, Inc.	40,204	3,292,306
Paxson Communications Corp. Class A (a)	8,600	6,450
Pegasus Communications Corp. Class A (a)	1,586	9,675
Penton Media, Inc. (a)	7,900	3,476
Pixar (a)	10,482	552,716
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	3,722	47,158
PRIMEDIA, Inc. (a)	31,815	116,125
ProQuest Co. (a)	4,200	134,820
Pulitzer, Inc.	1,534	98,115
R.H. Donnelley Corp. (a)	7,596	467,002
Radio One, Inc. Class A (a)	22,980	290,008
Radio Unica Communications Corp. (a)	2,900	0
RCN Corp. (a)	7,500	154,950
Regal Entertainment Group Class A	10,174	202,361
Regent Communication, Inc. (a)	6,194	37,164
Rentrak Corp. (a)	600	6,030
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Saga Communications, Inc. Class A (a)	932	$ 12,862
Salem Communications Corp. Class A (a)	1,687	30,653
Scholastic Corp. (a)	8,165	306,351
Sinclair Broadcast Group, Inc. Class A	7,200	63,432
Sirius Satellite Radio, Inc. (a)	259,226	1,565,725
Spanish Broadcasting System, Inc. Class A (a)	6,800	58,820
The DIRECTV Group, Inc. (a)	200,181	2,988,702
The McClatchy Co. Class A	4,559	314,571
The New York Times Co. Class A	32,259	1,011,965
The Reader's Digest Association, Inc. (non-vtg.)	27,395	464,071
Thomas Nelson, Inc.	6,641	154,403
Time Warner, Inc. (a)	968,415	16,850,421
TiVo, Inc. (a)	8,765	59,076
Tribune Co.	46,475	1,681,466
UnitedGlobalCom, Inc. Class A (a)	80,544	732,950
Univision Communications, Inc. Class A (a)	58,894	1,567,169
Valassis Communications, Inc. (a)	11,260	390,609
Viacom, Inc. Class B (non-vtg.)	332,568	11,403,757
Walt Disney Co.	447,208	12,271,388
Warner Music Group Corp.	3,869	63,452
Washington Post Co. Class B	1,556	1,291,480
Westwood One, Inc.	15,590	309,462
World Wrestling Entertainment, Inc. Class A	6,473	70,167
XM Satellite Radio Holdings, Inc. Class A (a)	45,594	1,464,023
Young Broadcasting, Inc. Class A (a)	3,209	18,484
		120,698,350
Multiline Retail - 1.0%
99 Cents Only Stores (a)	12,308	149,173
Big Lots, Inc. (a)	25,319	320,539
Conn's, Inc. (a)	5,901	112,650
Dillard's, Inc. Class A	19,546	467,540
Dollar General Corp.	65,696	1,288,299
Dollar Tree Stores, Inc. (a)	23,182	574,914
Family Dollar Stores, Inc.	34,853	894,677
Federated Department Stores, Inc.	37,259	2,513,120
Fred's, Inc. Class A	5,887	87,304
JCPenney Co., Inc.	54,063	2,690,175
Kohl's Corp. (a)	64,234	3,127,553
Neiman Marcus Group, Inc. Class A	9,415	909,018
Nordstrom, Inc.	24,726	1,509,275
Retail Ventures, Inc. (a)	10,272	115,765
Saks, Inc.	27,562	472,413
Sears Holdings Corp. (a)	20,170	2,958,939
ShopKo Stores, Inc. (a)	5,100	120,921
Target Corp.	180,694	9,703,268

	Shares	Value
The May Department Stores Co.	63,402	$ 2,419,420
Tuesday Morning Corp. (a)	9,086	276,124
		30,711,087
Specialty Retail - 2.6%
Aaron Rents, Inc.	8,088	182,870
Abercrombie & Fitch Co. Class A	18,619	1,067,427
AC Moore Arts & Crafts, Inc. (a)	3,100	92,256
Advance Auto Parts, Inc. (a)	14,991	888,517
Aeropostale, Inc. (a)	12,132	330,597
America's Car Mart, Inc. (a)	2,638	56,453
American Eagle Outfitters, Inc.	26,570	751,931
AnnTaylor Stores Corp. (a)	18,467	475,710
Asbury Automotive Group, Inc. (a)	3,100	45,570
AutoNation, Inc. (a)	44,932	898,640
AutoZone, Inc. (a)	14,265	1,291,268
Barnes & Noble, Inc. (a)	11,021	417,145
bebe Stores, Inc.	4,854	186,928
Bed Bath & Beyond, Inc. (a)	63,825	2,594,486
Best Buy Co., Inc.	56,708	3,086,616
Big 5 Sporting Goods Corp.	7,443	194,188
Blockbuster, Inc. Class A	34,113	311,452
Books-A-Million, Inc.	4,300	36,206
Borders Group, Inc.	15,604	394,625
Brookstone Co., Inc. (a)	7,266	146,337
Build-A-Bear Workshop, Inc.	3,944	108,066
Burlington Coat Factory Warehouse Corp.	6,625	219,619
Cabela's, Inc. Class A	7,700	159,544
Cache, Inc. (a)	2,805	36,689
CarMax, Inc. (a)	23,043	588,288
Casual Male Retail Group, Inc. (a)	6,784	47,827
Charlotte Russe Holding, Inc. (a)	4,119	49,222
Charming Shoppes, Inc. (a)	18,327	165,493
Chico's FAS, Inc. (a)	38,546	1,318,659
Christopher & Banks Corp.	5,496	100,577
Circuit City Stores, Inc.	38,748	635,080
Claire's Stores, Inc.	17,479	412,155
Cost Plus, Inc. (a)	3,425	79,666
CSK Auto Corp. (a)	7,080	119,864
Deb Shops, Inc.	1,991	60,148
Dick's Sporting Goods, Inc. (a)	10,943	395,808
Dress Barn, Inc. (a)	3,940	71,314
E Com Ventures, Inc. (a)	325	4,631
Electronics Boutique Holding Corp. (a)	3,500	207,585
Emerging Vision, Inc. (a)	3,800	532
Finish Line, Inc. Class A	6,128	122,070
Finlay Enterprises, Inc. (a)	2,500	32,450
Foot Locker, Inc.	32,519	858,827
GameStop Corp.:
Class A (a)	15,332	447,081
Class B (a)	4,682	125,665
Gap, Inc.	137,620	2,890,020
Genesco, Inc. (a)	3,841	131,554
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Goody's Family Clothing, Inc.	5,846	$ 41,507
Group 1 Automotive, Inc. (a)	3,200	85,472
Guess?, Inc. (a)	8,485	142,887
Guitar Center, Inc. (a)	7,435	423,721
Gymboree Corp. (a)	4,858	64,320
Hancock Fabrics, Inc.	1,100	6,479
Haverty Furniture Companies, Inc.	3,675	51,928
Hibbett Sporting Goods, Inc. (a)	5,091	178,796
Home Depot, Inc.	482,968	19,004,791
Hot Topic, Inc. (a)	6,951	149,238
Jo-Ann Stores, Inc. (a)	2,760	73,830
Jos. A. Bank Clothiers, Inc. (a)	2,258	89,010
Kirkland's, Inc. (a)	2,250	20,003
Limited Brands, Inc.	75,253	1,547,954
Linens 'N Things, Inc. (a)	9,324	227,226
Lithia Motors, Inc. Class A (sub. vtg.)	1,827	48,598
Lowe's Companies, Inc.	154,901	8,861,886
Major Automotive Companies, Inc. (a)	850	859
Michaels Stores, Inc.	30,512	1,284,860
Monro Muffler Brake, Inc. (a)	1,650	44,336
Mothers Work, Inc. (a)	1,000	13,630
Movie Gallery, Inc.	5,200	166,192
New York & Co., Inc.	697	12,685
O'Reilly Automotive, Inc. (a)	13,190	732,705
Office Depot, Inc. (a)	66,053	1,302,565
OfficeMax, Inc.	19,327	586,574
Pacific Sunwear of California, Inc. (a)	18,934	397,614
Party City Corp. (a)	1,200	16,044
Payless ShoeSource, Inc. (a)	27,352	460,334
PETCO Animal Supplies, Inc. (a)	7,781	234,130
PETsMART, Inc.	28,963	920,155
Pier 1 Imports, Inc.	16,312	273,878
Pomeroy IT Solutions, Inc. (a)	2,861	36,020
RadioShack Corp.	35,367	889,834
Rent-A-Center, Inc. (a)	12,948	306,350
Rent-Way, Inc. (a)	2,570	23,824
Restoration Hardware, Inc. (a)	5,009	35,464
Rex Stores Corp. (a)	2,942	41,188
Ross Stores, Inc.	31,279	881,442
Select Comfort Corp. (a)	8,182	198,823
Sharper Image Corp. (a)	1,984	26,367
Sherwin-Williams Co.	21,649	962,298
Shoe Carnival, Inc. (a)	2,589	47,456
Sonic Automotive, Inc. Class A (sub. vtg.)	7,057	150,455
Sport Chalet (a)	100	1,460
Sports Authority, Inc. (a)	3,198	102,336
Stage Stores, Inc. (a)	3,100	121,055
Staples, Inc.	164,195	3,535,118
Stein Mart, Inc. (a)	8,619	207,373
Talbots, Inc.	9,839	291,726
TBC Corp. New (a)	4,122	105,235

	Shares	Value
The Bombay Company, Inc. (a)	3,834	$ 20,435
The Buckle, Inc.	1,956	77,184
The Cato Corp. Class A (sub. vtg.)	3,646	105,224
The Children's Place Retail Stores, Inc. (a)	4,504	210,382
The Men's Wearhouse, Inc. (a)	7,944	408,083
The Pantry, Inc. (a)	4,157	160,834
The Pep Boys - Manny, Moe & Jack	11,581	154,722
Tiffany & Co., Inc.	29,803	927,767
TJX Companies, Inc.	105,022	2,408,154
Too, Inc. (a)	7,182	142,778
Toys 'R' Us, Inc. (a)	46,880	1,228,256
Tractor Supply Co. (a)	9,060	402,445
Trans World Entertainment Corp. (a)	2,900	37,700
Tweeter Home Entertainment Group, Inc. (a)	4,092	14,486
United Auto Group, Inc.	4,874	150,119
Urban Outfitters, Inc. (a)	12,400	661,416
West Marine, Inc. (a)	3,200	53,088
Wet Seal, Inc. Class A (a)	4,800	20,448
Whitehall Jewellers, Inc. (a)	800	5,800
Williams-Sonoma, Inc. (a)	19,222	756,001
Wilsons Leather Experts, Inc. (a)	3,977	23,345
YouthStream Media Networks, Inc. (a)	1,300	208
Zale Corp. (a)	11,364	354,330
		76,588,892
Textiles, Apparel & Luxury Goods - 0.4%
Ashworth, Inc. (a)	400	3,840
Brown Shoe Co., Inc.	3,100	108,810
Candies, Inc. (a)	6,400	33,984
Carter's, Inc. (a)	7,863	366,809
Cherokee, Inc.	1,848	65,271
Coach, Inc. (a)	82,109	2,384,445
Columbia Sportswear Co. (a)	2,557	115,372
Deckers Outdoor Corp. (a)	5,610	135,874
Everlast Worldwide, Inc. (a)	1,000	7,000
Fossil, Inc. (a)	6,274	133,950
Jones Apparel Group, Inc.	27,213	868,367
K-Swiss, Inc. Class A	4,824	154,850
Kellwood Co.	8,290	208,576
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	3,406	102,521
Liz Claiborne, Inc.	21,110	792,681
Movado Group, Inc.	8,534	143,883
NIKE, Inc. Class B	36,454	2,996,519
Oshkosh B'Gosh, Inc. Class A	2,500	64,700
Oxford Industries, Inc.	2,650	94,764
Perry Ellis International, Inc. (a)	1,632	32,640
Phillips-Van Heusen Corp.	11,149	345,508
Polo Ralph Lauren Corp. Class A	13,140	509,175
Polymer Group, Inc.:
Class A, warrants 3/4/10 (a)	6	0
Class B, warrants 3/4/10 (a)	6	0
Quaker Fabric Corp. (a)	3,800	13,224
Quiksilver, Inc. (a)	27,162	432,419
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Reebok International Ltd.	11,036	$ 449,276
Russell Corp.	3,346	62,570
Samsonite Corp. (a)	1,446	1,142
Saucony, Inc. Class B	1,960	38,416
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	3,466	43,914
Steven Madden Ltd. (a)	2,732	48,520
Stride Rite Corp.	7,198	85,584
Superior Uniform Group, Inc.	1,000	13,850
Tarrant Apparel Group (a)	2,700	7,344
Timberland Co. Class A (a)	12,634	465,689
Unifi, Inc. (a)	6,069	19,481
Unifirst Corp.	1,100	40,260
VF Corp.	17,134	966,872
Warnaco Group, Inc. (a)	13,384	285,615
Wolverine World Wide, Inc.	16,938	389,235
		13,032,950
TOTAL CONSUMER DISCRETIONARY		380,284,824
CONSUMER STAPLES - 8.6%
Beverages - 1.9%
Anheuser-Busch Companies, Inc.	176,083	8,249,489
Boston Beer Co., Inc. Class A (a)	600	12,666
Brown-Forman Corp. Class B (non-vtg.)	9,172	546,835
Coca-Cola Bottling Co. Consolidated	921	44,669
Coca-Cola Enterprises, Inc.	51,896	1,135,484
Constellation Brands, Inc. Class A (sub. vtg.) (a)	39,818	1,107,339
Hansen Natural Corp. (a)	3,493	260,368
Molson Coors Brewing Co. Class B	13,727	802,618
National Beverage Corp.	6,246	51,217
Pepsi Bottling Group, Inc.	34,312	973,431
PepsiAmericas, Inc.	18,145	439,472
PepsiCo, Inc.	371,423	20,896,258
The Coca-Cola Co.	492,439	21,977,553
		56,497,399
Food & Staples Retailing - 2.2%
7-Eleven, Inc. (a)	8,368	249,785
Albertsons, Inc.	65,400	1,372,746
Arden Group, Inc. Class A	100	8,200
BJ's Wholesale Club, Inc. (a)	13,256	399,668
Casey's General Stores, Inc.	9,700	174,988
Central European Distribution Corp. (a)	2,633	87,811
Costco Wholesale Corp.	100,614	4,569,888
CVS Corp.	86,263	4,731,526
Ingles Markets, Inc. Class A	14,283	180,537
Kroger Co. (a)	146,635	2,459,069
Longs Drug Stores Corp.	5,400	221,616
Nash-Finch Co.	2,266	80,624
NeighborCare, Inc. (a)	11,330	340,013

	Shares	Value
Pathmark Stores, Inc. (a)	6,814	$ 60,985
Performance Food Group Co. (a)	10,696	289,434
Pricesmart, Inc. (a)	400	2,800
Rite Aid Corp. (a)	86,643	343,106
Ruddick Corp.	6,300	151,389
Safeway, Inc. (a)	95,579	2,103,694
Smart & Final, Inc. (a)	2,141	23,230
SUPERVALU, Inc.	28,407	930,613
Sysco Corp.	140,336	5,214,886
The Great Atlantic & Pacific Tea Co. (a)	4,583	114,254
Topps Co., Inc.	9,720	90,590
United Natural Foods, Inc. (a)	7,198	233,503
Wal-Mart Stores, Inc.	576,305	27,218,885
Walgreen Co.	224,861	10,195,198
Weis Markets, Inc.	5,000	183,700
Whole Foods Market, Inc.	13,502	1,606,468
Wild Oats Markets, Inc. (a)	6,075	68,283
		63,707,489
Food Products - 1.2%
Alico, Inc. (a)	200	10,300
American Italian Pasta Co. Class A	2,600	59,826
Archer-Daniels-Midland Co.	129,603	2,572,620
Bridgford Foods Corp. (a)	400	3,104
Bunge Ltd.	24,211	1,502,050
Campbell Soup Co.	54,017	1,676,148
Chiquita Brands International, Inc.	6,587	191,550
ConAgra Foods, Inc.	112,215	2,934,422
Corn Products International, Inc.	16,346	361,083
Darling International, Inc. (a)	16,316	60,696
Dean Foods Co. (a)	32,012	1,247,508
Del Monte Foods Co. (a)	39,812	415,637
Delta & Pine Land Co.	13,141	354,807
Farmer Brothers Co.	3,020	72,480
Flowers Foods, Inc.	9,722	317,423
Fresh Del Monte Produce, Inc.	6,408	186,601
Gardenburger, Inc. (a)	400	32
General Mills, Inc.	76,255	3,774,623
Gold Kist, Inc. Delaware	10,600	221,328
Green Mountain Coffee Roasters, Inc. (a)	1,900	63,213
H.J. Heinz Co.	74,527	2,710,547
Hain Celestial Group, Inc. (a)	5,368	96,624
Hershey Co.	38,966	2,502,007
Hines Horticulture, Inc. (a)	800	2,840
Hormel Foods Corp.	16,473	487,930
J&J Snack Foods Corp.	533	26,309
John B. Sanfilippo & Son, Inc. (a)	2,483	52,515
Kellogg Co.	49,466	2,250,208
Kraft Foods, Inc. Class A	57,552	1,866,987
Lancaster Colony Corp.	8,413	369,667
Lance, Inc.	5,263	93,050
M&F Worldwide Corp. (a)	500	6,395
Maui Land & Pineapple, Inc. (a)	300	12,393
McCormick & Co., Inc. (non-vtg.)	25,047	847,590
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Northland Cranberries, Inc. Class A	50	$ 17
Omega Protein Corp. (a)	6,170	43,807
Peet's Coffee & Tea, Inc. (a)	1,835	52,096
Pilgrims Pride Corp. Class B	7,164	252,531
Ralcorp Holdings, Inc.	8,895	339,255
Sanderson Farms, Inc.	3,415	129,429
Sara Lee Corp.	167,757	3,403,790
Seaboard Corp.	100	134,500
Seneca Foods Group Class A (a)	2,162	35,024
Smithfield Foods, Inc. (a)	18,932	564,742
Tasty Baking Co.	200	1,600
The J.M. Smucker Co.	12,547	624,966
Tootsie Roll Industries, Inc.	4,083	126,369
Tyson Foods, Inc. Class A	50,278	928,132
Wm. Wrigley Jr. Co.	28,891	1,972,389
		35,959,160
Household Products - 1.6%
Central Garden & Pet Co. Class A (a)	4,220	187,157
Church & Dwight Co., Inc.	14,247	515,172
Clorox Co.	44,305	2,587,855
Colgate-Palmolive Co.	115,474	5,770,236
Energizer Holdings, Inc. (a)	16,659	1,047,518
Kimberly-Clark Corp.	106,589	6,856,870
Oil-Dri Corp. of America	600	10,260
Procter & Gamble Co.	554,918	30,603,728
Spectrum Brands, Inc. (a)	5,900	218,123
WD-40 Co.	2,748	79,637
		47,876,556
Personal Products - 0.6%
Alberto-Culver Co.	18,186	806,185
Avon Products, Inc.	102,883	4,088,570
Chattem, Inc. (a)	3,200	137,280
Elizabeth Arden, Inc. (a)	4,552	95,683
Estee Lauder Companies, Inc. Class A	30,731	1,201,275
Gillette Co.	201,308	10,616,984
Inter Parfums, Inc.	4,303	76,378
Mannatech, Inc.	5,836	94,018
Nature's Sunshine Products, Inc.	700	11,529
NBTY, Inc. (a)	12,135	269,882
Nu Skin Enterprises, Inc. Class A	14,283	322,653
Playtex Products, Inc. (a)	8,800	94,864
Revlon, Inc. Class A (sub. vtg.) (a)	100,969	299,878
USANA Health Sciences, Inc. (a)	2,090	91,751
		18,206,930
Tobacco - 1.1%
Alliance One International, Inc.	13,951	89,426
Altria Group, Inc.	450,457	30,243,683
Reynolds American, Inc.	18,406	1,526,041
Star Scientific, Inc. (a)	14,579	84,558
Universal Corp.	5,248	233,011

	Shares	Value
UST, Inc.	35,573	$ 1,585,133
Vector Group Ltd.	7,952	136,377
		33,898,229
TOTAL CONSUMER STAPLES		256,145,763
ENERGY - 8.2%
Energy Equipment & Services - 1.5%
Atwood Oceanics, Inc. (a)	3,200	183,328
Baker Hughes, Inc.	69,684	3,218,704
BJ Services Co.	34,277	1,725,847
Cal Dive International, Inc. (a)	9,863	447,780
Carbo Ceramics, Inc.	1,989	142,492
Cooper Cameron Corp. (a)	11,146	658,840
Diamond Offshore Drilling, Inc.	12,088	571,158
Dril-Quip, Inc. (a)	3,228	88,286
ENSCO International, Inc.	30,797	1,025,540
FMC Technologies, Inc. (a)	12,911	407,342
Global Industries Ltd. (a)	17,511	149,719
GlobalSantaFe Corp.	45,142	1,654,003
Grant Prideco, Inc. (a)	26,441	635,113
Grey Wolf, Inc. (a)	65,083	427,595
Gulf Island Fabrication, Inc.	300	6,030
Gulfmark Offshore, Inc. (a)	3,800	95,228
Halliburton Co.	108,533	4,638,700
Hanover Compressor Co. (a)	10,936	114,062
Helmerich & Payne, Inc.	12,383	513,523
Hornbeck Offshore Services, Inc.	4,789	118,049
Hydril Co. (a)	4,200	218,022
Input/Output, Inc. (a)	12,704	75,335
Lone Star Technologies, Inc. (a)	7,026	291,228
Lufkin Industries, Inc.	10,030	289,165
Matrix Service Co. (a)	6,459	26,676
Maverick Tube Corp. (a)	11,228	339,198
Metretek Technologies, Inc. (a)	2,900	7,395
Mitcham Industries, Inc. (a)	1,500	10,530
Nabors Industries Ltd. (a)	31,464	1,733,981
National Oilwell Varco, Inc. (a)	36,438	1,639,710
Newpark Resources, Inc. (a)	23,916	145,888
Noble Corp.	28,653	1,622,333
NS Group, Inc. (a)	8,077	232,779
Oceaneering International, Inc. (a)	4,600	167,900
Offshore Logistics, Inc. (a)	4,200	131,544
Oil States International, Inc. (a)	10,711	248,067
Parker Drilling Co. (a)	18,231	103,917
Patterson-UTI Energy, Inc.	38,295	1,014,435
Pioneer Drilling Co. (a)	8,000	111,920
Pride International, Inc. (a)	23,839	537,569
Rowan Companies, Inc.	23,443	644,683
RPC, Inc.	10,800	159,516
Schlumberger Ltd. (NY Shares)	130,079	8,893,501
Seabulk International, Inc. (a)	12,548	246,066
SEACOR Holdings, Inc. (a)	6,211	360,611
Smith International, Inc.	22,408	1,316,694
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Superior Energy Services, Inc. (a)	25,065	$ 392,267
T-3 Energy Services, Inc. (a)	10	71
TETRA Technologies, Inc. (a)	3,397	93,757
Tidewater, Inc.	10,547	364,926
TODCO Class A (a)	13,233	301,580
Transocean, Inc. (a)	69,943	3,483,861
Unit Corp. (a)	11,621	453,451
Universal Compression Holdings, Inc. (a)	4,900	167,580
Veritas DGC, Inc. (a)	6,200	167,400
W-H Energy Services, Inc. (a)	5,400	117,018
Weatherford International Ltd. (a)	33,010	1,735,336
		44,667,249
Oil, Gas & Consumable Fuels - 6.7%
Alliance Resource Partners LP	1,538	109,521
Alpha Natural Resources, Inc.	8,681	207,476
Amerada Hess Corp.	18,285	1,697,762
Anadarko Petroleum Corp.	52,997	4,011,873
Apache Corp.	68,788	4,041,983
Arch Coal, Inc.	13,748	666,091
Ashland, Inc.	15,596	1,065,207
ATP Oil & Gas Corp. (a)	5,038	106,251
Berry Petroleum Co. Class A	3,951	187,910
Bill Barrett Corp.	2,963	90,223
BP Prudhoe Bay Royalty Trust	4,643	300,356
BPZ Energy, Inc. (a)	346	1,592
Brigham Exploration Co. (a)	18,871	159,649
Buckeye Partners LP	5,644	251,158
Burlington Resources, Inc.	83,743	4,244,095
Cabot Oil & Gas Corp.	14,934	468,181
Callon Petroleum Co. (a)	3,030	42,875
Chesapeake Energy Corp.	58,538	1,198,273
ChevronTexaco Corp.	444,094	23,883,375
Cimarex Energy Co. (a)	10,238	385,256
Clayton Williams Energy, Inc. (a)	2,180	59,558
Comstock Resources, Inc. (a)	13,659	311,698
ConocoPhillips	139,086	14,999,034
CONSOL Energy, Inc.	19,102	914,031
Copano Energy LLC	7,026	209,726
Cross Timbers Royalty Trust	2,669	102,917
Crosstex Energy, Inc.	4,684	214,340
Delta Petroleum Corp. (a)	14,446	164,973
Denbury Resources, Inc. (a)	11,775	376,565
Devon Energy Corp.	99,021	4,545,064
Dorchester Minerals LP	4,673	100,470
El Paso Corp.	142,123	1,469,552
Enbridge Energy Management LLC	1,881	92,583
Encore Acquisition Co. (a)	7,052	263,040
Energy Partners Ltd. (a)	5,816	132,896
Enterprise Products Partners LP	15,186	390,280
EOG Resources, Inc.	51,137	2,551,225
Exxon Mobil Corp.	1,417,795	79,680,079

	Shares	Value
Forest Oil Corp. (a)	10,749	$ 427,380
Foundation Coal Holdings, Inc.	5,415	137,974
Frontier Oil Corp.	6,540	319,871
FX Energy, Inc. (a)	12,906	120,284
General Maritime Corp.	10,799	450,966
Giant Industries, Inc. (a)	7,923	228,262
GSV, Inc. (a)	980	255
Harken Energy Corp. (a)	1,536	691
Harvest Natural Resources, Inc. (a)	15,657	169,722
Holly Corp.	9,526	364,179
Houston Exploration Co. (a)	5,938	302,660
Hugoton Royalty Trust	6,529	178,568
Inergy LP	3,806	119,204
James River Coal Co. (a)	6,577	216,383
Kaneb Services LLC	900	38,790
KCS Energy, Inc. (a)	6,641	93,306
Kerr-McGee Corp.	17,520	1,294,027
KFX, Inc. (a)	8,958	117,977
Kinder Morgan Management LLC	9,269	413,119
Kinder Morgan, Inc.	22,308	1,733,555
Magellan Midstream Partners LP	6,086	191,222
Magnum Hunter Resources, Inc. (a)	28,226	436,374
Marathon Oil Corp.	75,784	3,674,766
Maritrans, Inc.	2,243	53,585
Massey Energy Co.	15,938	644,373
McMoRan Exploration Co. (a)	3,291	60,916
Meridian Resource Corp. (a)	8,874	40,199
Mission Resources Corp. (a)	5,500	38,885
Murphy Oil Corp.	20,527	2,006,514
National Energy Group, Inc. (a)	71	178
Natural Resource Partners LP	1,123	65,325
Newfield Exploration Co. (a)	25,452	978,629
Noble Energy, Inc.	20,199	1,502,200
Occidental Petroleum Corp.	84,667	6,190,004
OMI Corp.	18,037	348,836
Overseas Shipholding Group, Inc.	5,794	354,013
Pacific Energy Partners LP	3,163	98,369
Peabody Energy Corp.	26,496	1,264,919
Penn Virginia Corp.	4,000	165,080
Penn Virginia Resource Partners LP	3,213	150,208
Petrohawk Energy Corp. (a)	16,262	142,130
Petroleum Development Corp. (a)	3,048	79,644
Pioneer Natural Resources Co.	29,762	1,194,349
Plains Exploration & Production Co. (a)	15,850	484,218
Pogo Producing Co.	13,052	645,291
Premcor, Inc.	18,302	1,242,157
Quicksilver Resources, Inc. (a)	7,400	386,280
Range Resources Corp.	17,465	403,442
Remington Oil & Gas Corp. (a)	4,835	149,885
Resource America, Inc. Class A	2,300	78,154
Southwestern Energy Co. (a)	7,000	488,600
Spinnaker Exploration Co. (a)	4,627	141,910
St. Mary Land & Exploration Co.	11,200	291,424
Stone Energy Corp. (a)	5,142	221,260
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Sunoco Logistics Partners LP	2,343	$ 87,042
Sunoco, Inc.	16,921	1,735,587
Swift Energy Co. (a)	9,607	328,079
Syntroleum Corp. (a)	1,600	13,872
TC Pipelines LP	3,233	107,756
TEL Offshore Trust	410	2,981
TEPPCO Partners LP	9,330	385,796
Tesoro Petroleum Corp. (a)	16,155	704,358
TransMontaigne, Inc. (a)	6,401	53,000
Ultra Petroleum Corp. (a)	30,896	840,680
Unocal Corp.	57,925	3,301,146
USEC, Inc.	15,100	206,115
Valero Energy Corp.	55,796	3,828,722
Valero LP	2,200	133,012
Vintage Petroleum, Inc.	9,637	266,174
Western Gas Resources, Inc.	15,332	491,697
Whiting Petroleum Corp. New (a)	7,673	265,332
Williams Companies, Inc.	126,324	2,325,625
World Fuel Services Corp.	3,650	96,178
XTO Energy, Inc.	73,570	2,289,498
		198,100,300
TOTAL ENERGY		242,767,549
FINANCIALS - 20.9%
Capital Markets - 2.3%
A.G. Edwards, Inc.	17,600	727,056
Aether Systems, Inc. (a)	7,213	22,577
Affiliated Managers Group, Inc. (a)	5,562	370,985
Ameritrade Holding Corp. (a)	71,450	1,061,747
Bank of New York Co., Inc.	170,614	4,917,095
Bear Stearns Companies, Inc.	22,017	2,180,564
BlackRock, Inc. Class A	2,436	190,057
Calamos Asset Management, Inc. Class A	9,049	218,805
Charles Schwab Corp.	256,019	2,903,255
E*TRADE Financial Corp. (a)	85,631	1,057,543
Eaton Vance Corp. (non-vtg.)	32,572	793,454
Federated Investors, Inc. Class B (non-vtg.)	24,874	736,519
Franklin Resources, Inc.	31,382	2,263,897
Gabelli Asset Management, Inc. Class A	600	26,190
Goldman Sachs Group, Inc.	89,975	8,772,563
Greenhill & Co., Inc.	1,754	62,583
Investment Technology Group, Inc. (a)	7,091	139,976
Investment Technology Group, Inc. contingent payment rights (a)	1,200	0
Investors Financial Services Corp.	13,954	578,951
Janus Capital Group, Inc.	48,898	751,073
JB Oxford Holdings, Inc. (a)	1,310	2,103
Jefferies Group, Inc.	15,016	531,717

	Shares	Value
Knight Trading Group, Inc. (a)	31,740	$ 239,637
LaBranche & Co., Inc. (a)	8,974	49,626
Ladenburg Thalmann Financial Services, Inc. (a)	1,908	1,164
Legg Mason, Inc.	22,783	1,872,307
Lehman Brothers Holdings, Inc.	60,132	5,544,170
Mellon Financial Corp.	87,938	2,441,159
Merrill Lynch & Co., Inc.	187,200	10,157,472
Morgan Stanley	217,424	10,645,079
National Financial Partners Corp.	5,826	222,786
Northern Trust Corp.	43,430	1,994,306
Nuveen Investments, Inc. Class A	11,156	402,174
Olympic Cascade Financial Corp. (a)	1,200	1,440
Paulson Capital Corp.	1,300	11,635
Piper Jaffray Companies (a)	2,772	78,364
Raymond James Financial, Inc.	14,380	386,966
SEI Investments Co.	17,228	598,845
Siebert Financial Corp. (a)	2,700	7,965
State Street Corp.	74,260	3,564,480
Stifel Financial Corp. (a)	1,333	28,153
SWS Group, Inc.	2,406	38,063
T. Rowe Price Group, Inc.	28,957	1,727,575
TradeStation Group, Inc. (a)	3,740	27,564
Waddell & Reed Financial, Inc. Class A	21,335	408,992
Westwood Holdings Group, Inc.	601	10,151
		68,768,783
Commercial Banks - 5.9%
1st Source Corp.	4,009	87,316
ABC Bancorp	6,360	112,890
Abigail Adams National Bancorp, Inc.	302	4,744
Alabama National Bancorp, Delaware	2,924	183,861
Amcore Financial, Inc.	3,800	105,868
Amegy Bancorp, Inc.	15,378	273,882
AmSouth Bancorp.	72,681	1,937,675
Arrow Financial Corp.	1,427	38,529
Associated Banc-Corp.	24,969	834,464
BancFirst Corp.	820	64,567
BancorpSouth, Inc.	16,204	362,159
BancTrust Financial Group, Inc.	4,088	80,820
Bank of America Corp.	886,967	41,084,311
Bank of Granite Corp.	2,038	37,010
Bank of Hawaii Corp.	12,701	618,920
Bank of the Ozarks, Inc.	1,836	58,054
Banner Corp.	1,809	48,137
Bar Harbor Bankshares	2,825	75,851
Bay View Capital Corp.	461	7,307
BB&T Corp.	117,619	4,697,703
BOK Financial Corp.	5,283	238,897
Boston Private Financial Holdings, Inc.	4,669	114,297
Bryn Mawr Bank Corp.	1,800	35,082
BWC Financial Corp.	3,246	82,773
Camden National Corp.	1,270	43,726
Capital City Bank Group, Inc.	2,368	95,194
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Capital Corp. of the West	1,873	$ 45,420
Capitol Bancorp Ltd.	2,475	76,601
Cascade Bancorp	3,352	69,319
Cathay General Bancorp	9,016	306,544
Cavalry Bancorp, Inc.	2,931	64,482
Center Bancorp, Inc.	4,047	48,200
Central Coast Bancorp (a)	3,173	53,655
Central Pacific Financial Corp.	9,098	322,979
Chemical Financial Corp.	8,561	273,781
Chittenden Corp.	8,261	216,851
Citizens & Northern Corp.	8,300	257,715
Citizens Banking Corp., Michigan	6,600	191,268
City Holding Co.	3,000	101,340
City National Corp.	8,532	606,028
CoBiz, Inc.	11,206	201,484
Colonial Bancgroup, Inc.	27,837	620,487
Columbia Bancorp	1,731	59,875
Columbia Banking Systems, Inc.	2,866	70,504
Comerica, Inc.	34,419	1,923,334
Commerce Bancorp, Inc., New Jersey	32,388	898,767
Commerce Bancshares, Inc.	12,071	588,461
Commercial Bankshares, Inc.	2,566	100,048
Commercial National Financial Corp., Pennsylvania	2,005	42,606
Community Bank System, Inc.	8,054	187,658
Community Banks, Inc.	1,720	42,587
Community Capital Corp.	420	9,219
Community Trust Bancorp, Inc.	1,882	55,726
Compass Bancshares, Inc.	22,250	991,683
Cullen/Frost Bankers, Inc.	11,520	513,907
CVB Financial Corp.	11,458	211,286
East West Bancorp, Inc.	10,375	349,015
Eastern Virgina Bankshares, Inc.	800	18,000
Exchange National Bancshares, Inc.	1,200	33,840
Farmers Capital Bank Corp.	1,141	37,242
Fidelity Southern Corp.	2,900	47,038
Fifth Third Bancorp	110,446	4,707,209
Financial Institutions, Inc.	1,679	30,289
First Bancorp, North Carolina	2,256	47,150
First Bancorp, Puerto Rico	9,132	350,030
First Charter Corp.	12,660	279,153
First Citizen Bancshares, Inc.	1,629	212,633
First Commonwealth Financial Corp.	20,769	277,474
First Community Bancorp, California	2,500	110,450
First Financial Bancorp, Ohio	7,077	127,386
First Financial Bankshares, Inc.	1,829	75,977
First Financial Corp., Indiana	1,612	43,685
First Horizon National Corp.	22,251	939,660
First Indiana Corp.	1,970	53,092
First M&F Corp.	1,057	34,987
First Merchants Corp.	10,146	252,331

	Shares	Value
First Midwest Bancorp, Inc., Delaware	12,449	$ 431,856
First Oak Brook Bancshares, Inc.	1,645	45,386
First Republic Bank, California	9,438	302,771
First State Bancorp.	7,984	147,385
First United Corp.	2,940	59,506
FirstMerit Corp.	17,918	456,909
Flag Financial Corp.	3,365	50,139
FNB Corp., North Carolina	2,400	44,400
FNB Corp., Pennsylvania	14,487	269,168
FNB Corp., Virginia	1,239	33,267
FNB Financial Services Corp.	3,533	74,864
Foothill Independent Bancorp	4,543	93,495
Frontier Financial Corp., Washington	12,388	308,461
Fulton Financial Corp.	29,384	638,514
Glacier Bancorp, Inc.	12,752	297,759
Gold Banc Corp., Inc.	5,188	72,061
Great Southern Bancorp, Inc.	6,638	207,172
Greater Bay Bancorp	14,848	373,130
Greater Community Bancorp	2,836	45,376
Hancock Holding Co.	5,700	184,452
Hanmi Financial Corp.	16,972	272,740
Harleysville National Corp., Pennsylvania	6,055	139,689
Heritage Commerce Corp.	1,957	36,244
HF Financial Corp.	2,423	55,123
Hibernia Corp. Class A	34,458	1,107,825
Hudson United Bancorp	12,882	439,920
Huntington Bancshares, Inc.	45,400	1,058,728
IBERIABANK Corp.	2,000	117,680
Independent Bank Corp., Massachusetts	2,103	58,737
Independent Bank Corp., Michigan	4,791	134,819
Integra Bank Corp.	5,300	117,077
Interchange Financial Services Corp.	7,800	141,648
International Bancshares Corp.	8,542	307,768
Irwin Financial Corp.	5,100	107,049
KeyCorp	84,552	2,769,924
Leesport Financial Corp.	1,212	30,045
LSB Bancshares, Inc.	2,300	40,480
M&T Bank Corp.	17,037	1,740,159
Main Street Banks, Inc.	4,100	108,117
Marshall & Ilsley Corp.	38,425	1,671,872
MB Financial, Inc.	7,698	293,987
Mercantile Bankshares Corp.	15,157	790,134
Merchants Bancshares, Inc.	1,800	47,664
Mid-State Bancshares	3,712	99,370
Midsouth Bancorp, Inc.	2,327	56,942
Midwest Banc Holdings, Inc.	3,643	72,860
Nara Bancorp, Inc.	1,600	22,224
National City Corp.	119,418	4,127,086
National Penn Bancshares, Inc.	12,704	300,831
NBT Bancorp, Inc.	10,179	241,242
North Fork Bancorp, Inc., New York	91,356	2,490,365
North Valley Bancorp	4,421	75,511
Northern States Financial Corp.	1,100	30,701
Northrim Bancorp, Inc.	2,594	59,325
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Northway Financial, Inc.	400	$ 12,656
Old National Bancorp, Indiana	15,482	307,008
Old Second Bancorp, Inc.	3,608	101,060
Omega Financial Corp.	2,947	85,964
Oriental Financial Group, Inc.	3,582	50,255
Pacific Capital Bancorp	7,644	258,367
Park National Corp.	3,102	320,282
Pennrock Financial Services Corp.	7,246	250,784
Peoples Bancorp, Inc.	1,390	39,198
Peoples Financial Corp., Mississippi	2,598	45,595
PNC Financial Services Group, Inc.	60,300	3,295,395
Popular, Inc.	56,381	1,327,773
Princeton National Bancorp, Inc.	2,475	76,106
PrivateBancorp, Inc.	11,060	373,717
Prosperity Bancshares, Inc.	3,292	89,279
Provident Bankshares Corp.	6,659	210,691
Regions Financial Corp. New	99,444	3,349,274
Renasant Corp.	2,040	62,057
Republic Bancorp, Inc.	11,883	164,045
Republic Bancorp, Inc., Kentucky Class A	3,542	80,828
Royal Bancshares of Pennsylvania, Inc. Class A	2,456	57,962
S&T Bancorp, Inc.	4,720	165,908
S.Y. Bancorp, Inc.	2,079	46,154
Sandy Spring Bancorp, Inc.	8,264	274,365
Seacoast Banking Corp., Florida	4,400	89,188
Shore Bancshares, Inc.	1,921	57,438
Signature Bank, New York (a)	14,047	344,432
Simmons First National Corp. Class A	1,653	40,565
Sky Financial Group, Inc.	21,533	619,935
South Financial Group, Inc.	16,318	444,666
State Bancorp, Inc., New York	3,087	68,933
Sterling Bancorp, New York	2,623	55,476
Sterling Bancshares, Inc.	6,070	82,552
Sterling Financial Corp., Pennsylvania	4,625	119,094
Suffolk Bancorp	1,444	45,255
Summit Bancshares, Inc.	2,938	51,826
Summit Financial Corp.	1,785	39,092
Sun Bancorp, Inc., New Jersey	2,747	56,973
SunTrust Banks, Inc.	77,003	5,668,191
Susquehanna Bancshares, Inc., Pennsylvania	10,905	248,198
SVB Financial Group (a)	6,600	315,216
SVB Financial Services, Inc.	381	7,662
Synovus Financial Corp.	56,097	1,630,740
TCF Financial Corp.	30,111	779,273
TD Banknorth, Inc.	21,953	658,151
Texas Capital Bancshares, Inc. (a)	11,132	208,391
Texas Regional Bancshares, Inc. Class A	9,972	287,094
TIB Financial Corp.	900	24,300
Tompkins Trustco, Inc.	1,098	45,347

	Shares	Value
Trico Bancshares	2,400	$ 48,960
Trustco Bank Corp., New York	15,309	190,597
Trustmark Corp.	9,000	257,130
U.S. Bancorp, Delaware	409,395	12,007,555
UCBH Holdings, Inc.	19,684	336,596
UMB Financial Corp.	5,486	305,570
Umpqua Holdings Corp.	12,788	298,088
Union Bankshares Corp.	1,262	45,760
UnionBanCal Corp.	8,924	560,159
United Bankshares, Inc., West Virginia	9,703	324,565
United Community Banks, Inc., Georgia	5,100	127,398
Unizan Financial Corp.	2,881	73,437
USB Holding Co., Inc.	2,803	59,227
Vail Banks, Inc.	500	7,000
Valley National Bancorp	24,971	595,808
Wachovia Corp.	348,318	17,677,139
Washington Banking Co., Oak Harbor	4,376	62,577
Washington Trust Bancorp, Inc.	2,572	72,505
Wells Fargo & Co.	371,354	22,433,495
WesBanco, Inc.	10,322	305,222
West Coast Bancorp, Oregon	3,534	76,900
Westamerica Bancorp.	8,154	429,308
Westbank Corp.	1,365	22,987
Westcorp	6,678	323,482
Whitney Holding Corp.	15,174	481,168
Wilmington Trust Corp., Delaware	18,101	648,559
Wintrust Financial Corp.	4,350	217,805
Yardville National Bancorp	1,968	66,735
Zions Bancorp	16,161	1,144,845
		174,035,738
Consumer Finance - 1.0%
ACE Cash Express, Inc. (a)	5,157	112,474
Advance America Cash Advance Centers, Inc.	4,287	52,344
Advanta Corp. Class A	2,600	59,618
American Express Co.	245,577	13,224,321
AmeriCredit Corp. (a)	32,079	797,805
Asta Funding, Inc.	4,352	121,508
Capital One Financial Corp.	52,175	3,933,995
Cash America International, Inc.	11,063	190,284
CompuCredit Corp. (a)	7,490	236,160
Consumer Portfolio Services, Inc. (a)	2,400	10,560
Credit Acceptance Corp. (a)	4,532	63,947
Equitex, Inc. (a)	517	2,740
Equitex, Inc.:
Class A warrants 2/7/10 (a)	258	578
Class B warrants 2/7/10 (a)	258	0
First Cash Financial Services, Inc. (a)	4,887	85,034
First Marblehead Corp. (a)	6,528	291,475
MBNA Corp.	247,791	5,225,912
Metris Companies, Inc. (a)	8,652	112,303
MoneyGram International, Inc.	17,593	326,350
Nelnet, Inc. Class A (a)	4,052	149,519
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Providian Financial Corp. (a)	64,513	$ 1,149,622
Rewards Network, Inc. (a)	2,360	12,060
SLM Corp.	93,040	4,491,041
Student Loan Corp.	1,055	226,435
United Panam Financial Corp. (a)	2,332	55,548
WFS Financial, Inc. (a)	375	18,281
World Acceptance Corp. (a)	3,244	84,506
		31,034,420
Diversified Financial Services - 3.1%
Alliance Capital Management Holding LP	3,525	160,035
CapitalSource, Inc. (a)	12,995	247,945
Chicago Mercantile Exchange Holdings, Inc. Class A	5,779	1,249,362
CIT Group, Inc.	49,038	2,080,192
Citigroup, Inc.	1,142,000	53,799,620
Encore Capital Group, Inc. (a)	9,436	144,937
eSpeed, Inc. Class A (a)	4,755	40,750
Financial Federal Corp.	3,300	123,090
Finova Group, Inc. (a)	3,400	265
First Albany Companies, Inc.	1,530	8,798
Imperial Credit Industries, Inc. warrants 1/31/08 (a)	89	0
Instinet Group, Inc. (a)	21,989	116,102
JPMorgan Chase & Co.	785,575	28,084,306
Leucadia National Corp.	16,276	649,250
Medallion Financial Corp.	100	926
MicroFinancial, Inc.	100	389
Moody's Corp.	52,910	2,289,416
Nasdaq Stock Market, Inc. (a)	15,000	257,400
Principal Financial Group, Inc.	67,268	2,683,321
Starbiz Corp. (e)	3	0
		91,936,104
Insurance - 4.4%
21st Century Holding Co.	1,244	16,172
21st Century Insurance Group	12,491	174,000
AFLAC, Inc.	110,685	4,598,962
Alfa Corp.	13,600	194,752
Allmerica Financial Corp. (a)	10,400	363,168
Allstate Corp.	149,894	8,723,831
AMBAC Financial Group, Inc.	23,144	1,669,840
American Equity Investment Life Holding Co.	6,025	61,395
American Financial Group, Inc., Ohio	12,444	403,434
American Independence Corp. (a)	587	7,778
American International Group, Inc.	503,821	27,987,257
American National Insurance Co.	4,651	536,725
American Physicians Capital, Inc. (a)	2,003	69,404
AmerUs Group Co.	8,791	418,364
Aon Corp.	58,441	1,456,934
Arch Capital Group Ltd. (a)	8,084	360,951
Argonaut Group, Inc. (a)	9,907	207,453

	Shares	Value
Arthur J. Gallagher & Co.	20,136	$ 556,156
Assurant, Inc.	24,985	878,223
Atlantic American Corp. (a)	100	300
Baldwin & Lyons, Inc. Class B	3,450	88,665
Berkshire Hathaway, Inc. Class A (a)	228	19,174,800
Bristol West Holdings, Inc.	11,187	193,535
Brown & Brown, Inc.	12,690	565,466
Ceres Group, Inc. (a)	9,011	51,633
Cincinnati Financial Corp.	35,092	1,385,081
Citizens Financial Corp., Kentucky (a)	200	1,520
Citizens, Inc. Class A	8,022	46,447
Clark, Inc.	1,340	19,430
CNA Financial Corp. (a)	5,284	145,733
CNA Surety Corp. (a)	8,543	118,064
Commerce Group, Inc., Massachusetts	6,917	412,253
Conseco, Inc. (a)	31,533	630,660
Crawford & Co. Class B	10,194	73,601
Danielson Holding Corp. (a)	10,500	170,625
Delphi Financial Group, Inc. Class A	4,410	186,984
Donegal Group, Inc. Class B	2,698	44,436
EMC Insurance Group	2,920	52,093
Erie Indemnity Co. Class A	6,123	317,171
FBL Financial Group, Inc. Class A	4,209	112,591
Fidelity National Financial, Inc.	33,213	1,195,336
First Acceptance Corp. (a)	3,950	35,353
First American Corp., California	15,664	606,197
FPIC Insurance Group, Inc. (a)	1,648	49,044
Gainsco, Inc. (a)	1,500	2,205
Genworth Financial, Inc. Class A (non-vtg.)	47,555	1,378,619
Great American Financial Resources, Inc.	3,327	56,093
Harleysville Group, Inc.	3,500	71,085
Hartford Financial Services Group, Inc.	62,613	4,682,826
HCC Insurance Holdings, Inc.	14,193	556,508
Hilb Rogal & Hobbs Co.	6,901	235,255
Horace Mann Educators Corp.	18,001	327,618
Independence Holding Co.	2,448	43,207
Infinity Property & Casualty Corp.	3,044	97,408
Investors Title Co.	1,058	37,263
Jefferson-Pilot Corp.	25,944	1,307,578
Kansas City Life Insurance Co.	1,100	51,832
LandAmerica Financial Group, Inc.	2,238	125,776
Lincoln National Corp.	34,391	1,565,822
Loews Corp.	25,938	1,953,131
Markel Corp. (a)	2,174	742,965
Marsh & McLennan Companies, Inc.	109,875	3,190,770
MBIA, Inc.	30,595	1,711,178
Meadowbrook Insurance Group, Inc. (a)	600	3,090
Mercury General Corp.	4,395	242,604
MetLife, Inc.	89,797	4,004,946
National Security Group, Inc.	1,645	34,561
National Western Life Insurance Co. Class A (a)	488	89,487
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Nationwide Financial Services, Inc. Class A (sub. vtg.)	12,944	$ 494,202
Navigators Group, Inc. (a)	2,148	71,400
Nymagic, Inc.	2,556	52,270
Odyssey Re Holdings Corp.	5,220	125,854
Ohio Casualty Corp. (a)	13,939	333,142
Old Republic International Corp.	28,403	706,099
Penn Treaty American Corp. (a)	600	1,332
Philadelphia Consolidated Holding Corp. (a)	4,100	338,127
Phoenix Companies, Inc.	34,255	393,933
PMA Capital Corp. Class A (a)	5,400	40,122
Presidential Life Corp.	5,318	80,568
ProAssurance Corp. (a)	5,253	205,497
Progressive Corp.	36,851	3,540,276
Protective Life Corp.	10,835	435,459
Prudential Financial, Inc.	111,859	7,081,793
Reinsurance Group of America, Inc.	9,962	455,762
RLI Corp.	4,000	174,960
RTW, Inc. (a)	1,450	14,065
SAFECO Corp.	29,937	1,610,910
Safety Insurance Group, Inc.	3,129	98,626
SCPIE Holding, Inc. (a)	2,045	22,945
Selective Insurance Group, Inc.	8,808	423,929
StanCorp Financial Group, Inc.	6,395	478,666
State Auto Financial Corp.	6,061	163,647
Stewart Information Services Corp.	4,850	190,363
The Chubb Corp.	39,994	3,368,695
The Midland Co.	3,869	123,615
The St. Paul Travelers Companies, Inc.	145,994	5,530,253
Torchmark Corp.	20,667	1,090,184
Transatlantic Holdings, Inc.	4,213	240,604
Triad Guaranty, Inc. (a)	2,250	121,950
UICI	7,000	176,050
Unico American Corp. (a)	3,435	31,430
United Fire & Casualty Co.	3,976	156,535
United Trust Group, Inc. (a)	300	1,950
Unitrin, Inc.	12,000	597,480
Universal American Financial Corp. (a)	11,700	221,598
UnumProvident Corp.	63,866	1,172,580
USI Holdings Corp. (a)	8,771	102,708
Vesta Insurance Group, Inc. (a)	2,600	6,552
W.R. Berkley Corp.	19,779	701,363
White Mountains Insurance Group Ltd.	1,903	1,264,544
Zenith National Insurance Corp.	3,728	236,169
		129,551,851
Real Estate - 2.3%
Aames Investment Corp., Maryland	17,394	160,547
Acadia Realty Trust (SBI)	9,120	154,584
Affordable Residential Communties, Inc.	13,684	168,587
Agree Realty Corp.	1,490	42,838

	Shares	Value
Alexanders, Inc. (a)	542	$ 139,744
Alexandria Real Estate Equities, Inc.	4,919	340,887
AMB Property Corp. (SBI)	15,139	610,253
AMEN Properties, Inc. (a)	75	382
American Financial Realty Trust (SBI)	26,856	412,240
American Home Mortgage Investment Corp.	7,560	246,154
American Land Lease, Inc.	3,001	64,822
American Mortgage Acceptance Co.	1,588	23,661
American Real Estate Partners LP (a)	2,991	83,030
AmeriVest Properties, Inc.	4,569	20,104
AMLI Residential Properties Trust (SBI)	3,247	93,319
Annaly Mortgage Management, Inc.	26,626	501,900
Anthracite Capital, Inc.	8,614	100,439
Anworth Mortgage Asset Corp.	4,800	45,888
Apartment Investment & Management Co. Class A	25,341	940,151
Archstone-Smith Trust	38,251	1,408,402
Arden Realty, Inc.	17,080	585,844
Ashford Hospitality Trust, Inc.	26,680	265,733
Associated Estates Realty Corp.	7,843	67,842
AvalonBay Communities, Inc.	15,854	1,186,989
Bedford Property Investors, Inc.	6,035	139,831
Bimini Mortgage Management, Inc.	8,157	114,035
BioMed Realty Trust, Inc.	16,039	358,472
BNP Residential Properties, Inc.	3,537	55,602
Boston Properties, Inc.	20,251	1,352,767
Boykin Lodging Co. (a)	6,069	64,331
Brandywine Realty Trust (SBI)	11,122	313,196
BRE Properties, Inc. Class A	10,848	418,082
BRT Realty Trust	4,566	102,963
Camden Property Trust (SBI)	10,727	553,620
Capital Automotive (REIT) (SBI)	13,604	486,751
Capital Lease Funding, Inc.	13,883	153,129
Capital Trust, Inc. Class A	8,506	297,455
Capstead Mortgage Corp.	2,634	24,812
CarrAmerica Realty Corp.	17,880	618,112
Catellus Development Corp.	18,301	535,670
CB Richard Ellis Group, Inc. Class A	13,270	510,364
CBL & Associates Properties, Inc.	6,329	515,624
Cedar Shopping Centers, Inc.	10,479	141,781
CenterPoint Properties Trust (SBI)	10,402	434,804
Colonial Properties Trust (SBI)	10,906	444,965
Commercial Net Lease Realty, Inc.	18,845	365,593
Consolidated-Tomoka Land Co.	2,369	181,821
Corporate Office Properties Trust (SBI)	6,900	192,717
Correctional Properties Trust	2,637	68,562
Cousins Properties, Inc.	6,869	194,667
Crescent Real Estate Equities Co.	31,701	582,981
Criimi Mae, Inc. (a)	3,384	71,741
CRT Properties, Inc.	6,200	142,538
Developers Diversified Realty Corp.	20,494	934,526
Digital Realty Trust, Inc.	8,246	123,690
Duke Realty Corp.	34,426	1,062,731
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate - continued
Eastgroup Properties, Inc.	6,213	$ 252,993
Education Realty Trust, Inc.	7,044	120,945
Entertainment Properties Trust (SBI)	7,556	336,242
Equity Inns, Inc.	10,932	131,075
Equity Lifestyle Properties, Inc.	4,988	189,045
Equity Office Properties Trust	89,125	2,895,671
Equity One, Inc.	12,267	262,391
Equity Residential (SBI)	62,957	2,260,156
Essex Property Trust, Inc.	4,200	336,000
Extra Space Storage, Inc.	20,365	293,256
Federal Realty Investment Trust (SBI)	9,079	501,161
FelCor Lodging Trust, Inc. (a)	7,268	101,171
Fieldstone Investment Corp.	8,500	113,560
First Industrial Realty Trust, Inc.	7,500	291,000
First Potomac Realty Trust	12,120	274,518
First Union Real Estate Equity & Mortgage Investments (SBI) (a)	983	3,627
Forest City Enterprises, Inc. Class A	8,713	551,969
Friedman, Billings, Ramsey Group, Inc. Class A	28,926	377,484
Gables Residential Trust (SBI)	5,800	211,178
General Growth Properties, Inc.	43,876	1,708,093
Getty Realty Corp.	7,503	207,383
Gladstone Commercial Corp.	900	13,787
Glenborough Realty Trust, Inc.	8,600	173,806
Glimcher Realty Trust	6,287	161,890
Global Signal, Inc.	3,622	126,154
GMH Communities Trust	18,812	256,784
Gramercy Capital Corp.	3,996	87,033
Health Care Property Investors, Inc.	25,580	695,520
Health Care REIT, Inc.	10,591	379,581
Healthcare Realty Trust, Inc.	13,961	545,735
Heritage Property Investment Trust, Inc.	7,067	229,607
Highland Hospitality Corp.	6,812	72,207
Highwoods Properties, Inc. (SBI)	11,942	328,644
Home Properties of New York, Inc.	7,166	295,239
HomeBanc Mortgage Corp., Georgia	25,009	236,085
Hospitality Properties Trust (SBI)	14,014	615,495
Host Marriott Corp.	67,196	1,125,533
HRPT Properties Trust (SBI)	37,556	444,287
Impac Mortgage Holdings, Inc.	14,479	288,132
Inland Real Estate Corp.	10,753	167,747
Innkeepers USA Trust (SBI)	6,459	87,261
Investors Real Estate Trust	10,700	100,687
iStar Financial, Inc.	18,806	787,971
Jones Lang LaSalle, Inc. (a)	5,250	222,653
Kilroy Realty Corp.	9,900	447,282
Kimco Realty Corp.	16,801	970,426
LaSalle Hotel Properties (SBI)	5,338	164,944
Lexington Corporate Properties Trust	9,054	208,514
Liberty Property Trust (SBI)	16,295	672,821

	Shares	Value
LTC Properties, Inc.	5,854	$ 116,026
Luminent Mortgage Capital, Inc.	15,498	162,884
Mack-Cali Realty Corp.	10,481	462,107
Maguire Properties, Inc.	6,425	168,014
MeriStar Hospitality Corp. (a)	38,369	321,916
MFA Mortgage Investments, Inc.	22,926	162,545
Mid-America Apartment Communities, Inc.	2,881	116,681
Mission West Properties, Inc.	6,896	65,512
Monmouth Real Estate Investment Corp. Class A	5,400	41,526
MortgageIT Holdings, Inc.	12,406	210,282
National Health Investors, Inc.	8,489	226,402
National Health Realty, Inc.	5,083	94,544
Nationwide Health Properties, Inc.	15,314	344,106
New Century Financial Corp.	8,962	456,614
New Plan Excel Realty Trust	21,703	584,679
Newcastle Investment Corp.	13,959	429,100
Novastar Financial, Inc.	5,208	191,654
Omega Healthcare Investors, Inc.	11,978	143,137
One Liberty Properties, Inc.	3,094	58,941
Pan Pacific Retail Properties, Inc.	7,472	477,087
Parkway Properties, Inc.	2,300	110,975
Pennsylvania Real Estate Investment Trust (SBI)	12,313	541,772
Plum Creek Timber Co., Inc.	33,196	1,163,520
Post Properties, Inc.	13,012	426,794
Prentiss Properties Trust (SBI)	10,789	372,221
Prime Group Realty Trust (SBI) (a)	3,749	26,843
ProLogis	34,303	1,400,935
PS Business Parks, Inc.	5,673	232,820
Public Storage, Inc.	19,350	1,163,516
RAIT Investment Trust (SBI)	3,700	105,820
Ramco-Gershenson Properties Trust (SBI)	5,200	144,300
Rayonier, Inc.	7,996	419,710
Realty Income Corp.	18,481	455,002
Reckson Associates Realty Corp.	15,684	495,458
Redwood Trust, Inc.	3,700	191,401
Regency Centers Corp.	9,300	519,405
Saul Centers, Inc.	2,530	83,870
Saxon Capital, Inc.	9,373	158,685
Senior Housing Properties Trust (SBI)	10,720	192,853
Shurgard Storage Centers, Inc. Class A	11,331	494,598
Simon Property Group, Inc.	46,723	3,210,805
Sizeler Property Investors, Inc.	6,129	73,548
SL Green Realty Corp.	7,936	491,635
Sovran Self Storage, Inc.	3,400	151,606
Spirit Finance Corp.	5,987	65,857
Strategic Hotel Capital, Inc.	16,527	269,555
Sun Communities, Inc.	4,061	146,196
Sunstone Hotel Investors, Inc.	12,888	296,553
Tanger Factory Outlet Centers, Inc.	5,800	140,418
Tarragon Realty Investors, Inc. (a)	3,858	84,567
Taubman Centers, Inc.	12,222	387,926
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate - continued
Tejon Ranch Co. (a)	2,241	$ 116,308
The Macerich Co.	14,041	885,004
The Mills Corp.	10,552	606,529
The St. Joe Co.	15,219	1,200,323
Thornburg Mortgage, Inc. (SBI)	16,119	486,633
Town & Country Trust	5,100	140,505
Trammell Crow Co. (a)	6,244	140,802
Transcontinental Realty Investors, Inc. (a)	600	12,120
Trizec Properties, Inc.	24,700	481,897
Trustreet Properties, Inc.	10,492	165,249
U-Store-It Trust	3,335	63,032
United Capital Corp. (a)	1,894	45,172
United Dominion Realty Trust, Inc. (SBI)	34,239	789,209
United Mobile Homes, Inc.	4,571	66,965
Universal Health Realty Income Trust (SBI)	5,117	189,175
Urstadt Biddle Properties, Inc.	365	5,997
Urstadt Biddle Properties, Inc. Class A	7,415	122,051
Ventas, Inc.	16,496	470,796
Vornado Operating Co. (a)	60	165
Vornado Realty Trust	22,766	1,791,684
W.P. Carey & Co. LLC	6,483	187,683
Washington Real Estate Investment Trust (SBI)	11,409	354,820
Weingarten Realty Investors (SBI)	19,550	743,096
Winston Hotels, Inc.	7,079	74,330
		68,539,482
Thrifts & Mortgage Finance - 1.9%
Accredited Home Lenders Holding Co. (a)	2,591	108,744
Anchor BanCorp Wisconsin, Inc.	7,806	215,602
Astoria Financial Corp.	18,225	501,917
Bank Mutual Corp.	15,096	163,641
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	9,000	159,660
BankUnited Financial Corp. Class A	5,100	126,021
BCSB Bankcorp, Inc.	3,011	42,154
Berkshire Hills Bancorp, Inc.	1,240	39,494
Brookline Bancorp, Inc., Delaware	10,845	164,844
Camco Financial Corp.	404	5,830
Capital Crossing Bank (a)	2,000	64,960
Capitol Federal Financial	4,232	140,164
CFS Bancorp, Inc.	800	10,488
Charter Financial Corp., Georgia	517	17,992
Charter Municipal Mortgage Acceptance Co.	12,910	280,147
Citizens First Financial Corp.	600	20,106
Citizens South Banking Corp.	3,732	47,135
City Bank Lynnwood, Washington	1,594	49,573
Clifton Savings Bancorp, Inc.	14,601	153,018
Coastal Financial Corp.	7,310	108,992
Commercial Capital Bancorp, Inc.	15,540	263,403

	Shares	Value
Commercial Federal Corp.	6,450	$ 161,315
Corus Bankshares, Inc.	5,600	287,392
Countrywide Financial Corp.	121,296	4,508,572
Dime Community Bancshares, Inc.	7,725	116,648
Doral Financial Corp.	18,000	208,620
Downey Financial Corp.	4,495	337,215
E-Loan, Inc. (a)	6,026	17,174
ESB Financial Corp.	5,043	67,173
Fannie Mae	212,419	12,583,702
Farmer Mac Class A (multi-vtg.)	700	9,744
Fidelity Bankshares, Inc.	6,982	172,805
First Busey Corp.	2,641	49,492
First Defiance Financial Corp.	3,067	82,012
First Financial Holdings, Inc.	3,500	99,540
First Financial Service Corp.	1,846	47,350
First Niagara Financial Group, Inc.	33,807	440,167
First Place Financial Corp.	3,046	59,976
FirstFed Financial Corp., Delaware (a)	3,873	209,839
Flagstar Bancorp, Inc.	7,834	154,800
Flushing Financial Corp.	3,135	52,950
Franklin Bank Corp. (a)	10,118	173,018
Freddie Mac	150,869	9,812,520
Fremont General Corp.	11,400	245,214
Golden West Financial Corp., Delaware	63,076	3,949,819
Greater Delaware Valley Savings Bank	1,542	34,001
Guaranty Federal Bancshares, Inc.	900	20,925
Harbor Florida Bancshares, Inc.	4,705	167,357
Heritage Financial Corp., Washington	1,300	28,275
Hingham Institution for Savings	1,466	60,766
Home City Financial Corp.	800	12,760
Home Federal Bancorp	2,206	53,826
Horizon Financial Corp.	4,727	95,013
Hudson City Bancorp, Inc.	17,048	587,304
Independence Community Bank Corp.	16,871	632,325
IndyMac Bancorp, Inc.	13,431	552,686
ITLA Capital Corp. (a)	900	44,838
KNBT Bancorp, Inc.	11,351	169,243
MAF Bancorp., Inc.	6,431	273,703
MASSBANK Corp.	742	26,452
MGIC Investment Corp.	20,114	1,233,793
NASB Financial, Inc.	1,172	45,696
NetBank, Inc.	7,793	64,760
New York Community Bancorp, Inc.	56,343	1,026,569
NewAlliance Bancshares, Inc.	28,814	397,345
NewMil Bancorp, Inc.	2,298	70,089
Northwest Bancorp, Inc.	6,200	123,380
OceanFirst Financial Corp.	5,699	122,529
Ocwen Financial Corp. (a)	13,732	99,282
Pacific Premier Bancorp, Inc. (a)	40	419
Pamrapo Bancorp, Inc.	2,741	60,028
Parkvale Financial Corp.	500	13,900
Partners Trust Financial Group, Inc.	15,509	160,053
People's Bank, Connecticut	34,407	974,062
Peoples Bancorp, Auburn, Indiana	300	5,909
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
PFF Bancorp, Inc.	7,650	$ 222,156
PFS Bancorp, Inc.	100	2,265
Provident Bancorp, Inc., Delaware	7,401	86,666
Provident Financial Holdings, Inc.	1,350	37,557
Provident Financial Services, Inc.	13,171	234,180
PVF Capital Corp.	3,712	51,192
R&G Financial Corp. Class B	5,100	73,542
Radian Group, Inc.	17,444	800,331
Riverview Bancorp, Inc.	2,511	53,987
Sovereign Bancorp, Inc.	79,362	1,771,360
Sterling Financial Corp., Washington	6,824	241,228
TF Financial Corp.	1,583	45,907
The PMI Group, Inc.	17,899	676,582
Timberland Bancorp, Inc.	2,452	56,421
Union Community Bancorp	658	10,725
United Community Financial Corp., Ohio	5,530	58,120
W Holding Co., Inc.	28,060	253,382
Washington Federal, Inc.	21,759	496,540
Washington Mutual, Inc.	187,082	7,726,487
Webster Financial Corp.	8,895	417,176
Westfield Financial, Inc.	2,266	54,203
Willow Grove Bancorp, Inc.	4,146	63,210
WSFS Financial Corp.	2,374	132,184
		57,253,631
TOTAL FINANCIALS		621,120,009
HEALTH CARE - 13.3%
Biotechnology - 1.8%
Aastrom Biosciences, Inc. (a)	1,900	5,206
Abgenix, Inc. (a)	20,350	146,520
Affymetrix, Inc. (a)	12,000	641,880
Albany Molecular Research, Inc. (a)	4,800	57,168
Alexion Pharmaceuticals, Inc. (a)	9,248	210,392
Alkermes, Inc. (a)	15,049	174,568
Alliance Pharmaceutical Corp. (a)	300	69
Amgen, Inc. (a)	278,796	17,447,054
Amylin Pharmaceuticals, Inc. (a)	19,067	304,691
Aphton Corp. (a)	3,000	2,070
Applera Corp.:
- Applied Biosystems Group	44,853	960,303
- Celera Genomics Group (a)	18,037	178,927
Arena Pharmaceuticals, Inc. (a)	5,200	35,620
ARIAD Pharmaceuticals, Inc. (a)	6,185	37,296
ArQule, Inc. (a)	3,400	22,270
Array Biopharma, Inc. (a)	21,015	131,134
Avant Immunotherapeutics, Inc. (a)	2,169	3,080
AVI BioPharma, Inc. (a)	2,700	6,372
Avigen, Inc. (a)	1,600	4,784
Axonyx, Inc. (a)	22,314	28,785
BioCryst Pharmaceuticals, Inc. (a)	1,700	7,922

	Shares	Value
Biogen Idec, Inc. (a)	75,294	$ 2,943,995
BioMarin Pharmaceutical, Inc. (a)	7,248	49,286
Biopure Corp. Class A (a)	907	1,442
BioSource International, Inc. (a)	2,633	26,751
BioSphere Medical, Inc. (a)	800	3,768
BioTime, Inc. (a)	400	240
Caliper Life Sciences, Inc. (a)	4,716	29,051
Celgene Corp. (a)	35,262	1,492,993
Cell Genesys, Inc. (a)	5,600	32,536
Cell Therapeutics, Inc. (a)	4,949	14,699
Cephalon, Inc. (a)	14,328	607,794
Cepheid, Inc. (a)	4,999	45,491
Charles River Laboratories International, Inc. (a)	14,251	685,331
Chiron Corp. (a)	22,529	845,739
Ciphergen Biosystems, Inc. (a)	2,209	4,551
Corixa Corp. (a)	6,501	27,629
Cryo-Cell International, Inc. (a)	8,023	28,883
Cubist Pharmaceuticals, Inc. (a)	16,366	163,824
CuraGen Corp. (a)	4,779	20,454
CV Therapeutics, Inc. (a)	10,344	209,156
Cytogen Corp. (a)	370	2,005
Cytokinetics, Inc.	12,030	64,962
Dendreon Corp. (a)	18,158	96,056
Digene Corp. (a)	2,716	68,335
Discovery Partners International, Inc. (a)	214	631
Diversa Corp. (a)	6,100	30,500
DOV Pharmaceutical, Inc. (a)	2,861	43,201
Dyax Corp. (a)	9,586	44,575
Embrex, Inc. (a)	2,200	24,684
Encysive Pharmaceuticals, Inc. (a)	14,400	146,880
EntreMed, Inc. (a)	3,700	9,879
Enzo Biochem, Inc.	5,106	77,969
Enzon Pharmaceuticals, Inc. (a)	4,594	27,886
Epimmune, Inc. (a)	3,100	2,719
Exact Sciences Corp. (a)	3,245	9,411
Exelixis, Inc. (a)	12,268	86,121
Eyetech Pharmaceuticals, Inc. (a)	6,840	87,757
Genaera Corp. (a)	7,533	15,141
Gene Logic, Inc. (a)	4,200	14,154
Genelabs Technologies, Inc. (a)	9,800	4,116
Genentech, Inc. (a)	103,074	8,168,615
Genitope Corp. (a)	11,809	153,635
Genta, Inc. (a)	23,275	25,835
GenVec, Inc. (a)	17,041	31,526
Genzyme Corp. (a)	50,970	3,180,018
Geron Corp. (a)	3,759	30,072
Gilead Sciences, Inc. (a)	95,836	3,910,109
GTC Biotherapeutics, Inc. (a)	4,100	5,494
Harvard Bioscience, Inc. (a)	786	2,531
Hemispherx Biopharma, Inc. (a)	800	1,280
Human Genome Sciences, Inc. (a)	30,411	343,036
Icoria, Inc. (a)	4,800	1,152
ICOS Corp. (a)	10,865	234,684
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Idenix Pharmaceuticals, Inc.	3,770	$ 76,983
ImClone Systems, Inc. (a)	15,006	497,299
Immune Response Corp. (a)	1,525	1,068
ImmunoGen, Inc. (a)	2,572	15,329
Immunomedics, Inc. (a)	5,227	9,409
Incyte Corp. (a)	25,016	190,872
Indevus Pharmaceuticals, Inc. (a)	8,080	27,714
InterMune, Inc. (a)	3,546	42,587
Introgen Therapeutics, Inc. (a)	5,766	41,169
Invitrogen Corp. (a)	12,195	967,429
Isis Pharmaceuticals, Inc. (a)	7,200	26,352
Kendle International, Inc. (a)	2,900	33,437
Kosan Biosciences, Inc. (a)	1,712	8,098
La Jolla Pharmaceutical Co. (a)	10,419	8,439
Large Scale Biology Corp. (a)	500	410
Lexicon Genetics, Inc. (a)	5,448	26,368
Ligand Pharmaceuticals, Inc. Class B (a)	15,564	90,894
Luminex Corp. (a)	2,179	21,703
MannKind Corp.	11,612	150,724
Martek Biosciences (a)	8,435	315,385
Maxim Pharmaceuticals, Inc. (a)	1,500	2,280
Maxygen, Inc. (a)	5,600	43,848
Medarex, Inc. (a)	25,798	195,549
MedImmune, Inc. (a)	51,858	1,369,051
Millennium Pharmaceuticals, Inc. (a)	69,267	579,765
Myriad Genetics, Inc. (a)	10,926	179,842
Nabi Biopharmaceuticals (a)	10,423	128,099
Nanogen, Inc. (a)	1,100	4,488
Neogen Corp. (a)	1,625	23,662
Neopharm, Inc. (a)	3,269	32,069
NeoRX Corp. (a)	4,739	2,701
Neose Technologies, Inc. (a)	1,356	3,566
Neurocrine Biosciences, Inc. (a)	6,873	258,906
Neurogen Corp. (a)	500	3,380
Northfield Laboratories, Inc. (a)	9,454	123,469
Novavax, Inc. (a)	5,764	7,897
NPS Pharmaceuticals, Inc. (a)	5,449	63,045
Nuvelo, Inc. (a)	1,431	10,618
ONYX Pharmaceuticals, Inc. (a)	7,174	179,278
Orchid BioSciences, Inc. (a)	3,164	30,754
Orthologic Corp. (a)	7,445	30,227
Oscient Pharmaceuticals Corp. (a)	5,546	9,151
OSI Pharmaceuticals, Inc. (a)	11,998	445,966
Palatin Technologies, Inc. (a)	11,411	23,050
Peregrine Pharmaceuticals, Inc. (a)	8,337	9,671
Pharmacopeia Drug Discovery, Inc. (a)	2,082	10,077
Pharmacyclics, Inc. (a)	4,032	32,337
Pharmion Corp. (a)	5,030	102,260
PRAECIS Pharmaceuticals, Inc. (a)	8,753	5,777
Progenics Pharmaceuticals, Inc. (a)	2,119	42,380
Protein Design Labs, Inc. (a)	31,187	595,672

	Shares	Value
Regeneron Pharmaceuticals, Inc. (a)	12,628	$ 78,672
Renovis, Inc. (a)	8,456	112,042
Repligen Corp. (a)	5,105	11,690
Rigel Pharmaceuticals, Inc. (a)	7,216	129,094
Sangamo Biosciences, Inc. (a)	1,300	4,875
Savient Pharmaceuticals, Inc. (a)	6,200	20,832
SciClone Pharmaceuticals, Inc. (a)	6,560	16,334
Seattle Genetics, Inc. (a)	6,835	33,013
Sequenom, Inc. (a)	7,440	7,068
Serologicals Corp. (a)	14,917	320,566
Sirna Therapeutics, Inc. (a)	9,506	20,913
Solexa, Inc. (a)	50	305
Sonus Pharmaceuticals, Inc. (a)	200	648
Spectrum Pharmaceuticals, Inc. (a)	192	1,000
StemCells, Inc. (a)	6,132	25,448
Strategic Diagnostics, Inc. (a)	3,100	8,711
Tanox, Inc. (a)	5,060	50,094
Tapestry Pharmaceuticals, Inc. (a)	6,300	3,528
Targeted Genetics Corp. (a)	2,723	2,260
Techne Corp. (a)	8,507	396,426
Telik, Inc. (a)	11,107	158,386
Third Wave Technologies, Inc. (a)	7,202	27,080
Titan Pharmaceuticals, Inc. (a)	1,300	2,795
Transgenomic, Inc. (a)	1,800	1,224
Transkaryotic Therapies, Inc. (a)	5,302	180,215
Trimeris, Inc. (a)	2,400	24,360
United Therapeutics Corp. (a)	3,755	187,600
Vertex Pharmaceuticals, Inc. (a)	20,829	289,940
Vical, Inc. (a)	1,900	7,220
Vicuron Pharmaceuticals, Inc. (a)	17,057	281,099
Vion Pharmaceuticals, Inc. (a)	4,500	10,935
Viragen, Inc. (a)	1,410	776
ViroLogic, Inc. (a)	16,850	46,001
ViroPharma, Inc. (a)	4,741	20,623
XOMA Ltd. (a)	11,000	15,400
Zymogenetics, Inc. (a)	13,884	241,720
		54,424,090
Health Care Equipment & Supplies - 2.4%
Abaxis, Inc. (a)	4,040	42,218
Abiomed, Inc. (a)	4,599	43,093
Advanced Medical Optics, Inc. (a)	15,395	594,401
Advanced Neuromodulation Systems, Inc. (a)	3,216	114,361
AeroGen, Inc. (a)	1,920	1,344
Aksys Ltd. (a)	2,300	6,900
Align Technology, Inc. (a)	12,048	87,589
American Medical Systems Holdings, Inc. (a)	23,426	467,583
Analogic Corp.	2,200	93,478
Animas Corp.	9,372	167,853
Arrow International, Inc.	6,467	218,585
Arthrocare Corp. (a)	3,607	116,290
Aspect Medical Systems, Inc. (a)	4,015	129,122
Atrion Corp.	200	13,070
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Bausch & Lomb, Inc.	11,293	$ 881,870
Baxter International, Inc.	133,803	4,937,331
Beckman Coulter, Inc.	13,423	940,415
Becton, Dickinson & Co.	49,896	2,866,525
Bio-Rad Laboratories, Inc. Class A (a)	322	17,349
BioLase Technology, Inc.	3,357	23,700
Biomet, Inc.	50,453	1,901,574
Biosite, Inc. (a)	5,103	279,185
BioVeris Corp. (a)	5,668	28,850
Boston Scientific Corp. (a)	132,356	3,585,524
Bruker BioSciences Corp. (a)	12,425	52,185
C.R. Bard, Inc.	22,235	1,517,539
Candela Corp. (a)	4,492	45,953
Cantel Medical Corp. (a)	9,146	280,782
Cardiac Science, Inc. (a)	11,725	11,491
Cardiodynamics International Corp. (a)	8,210	18,226
Cardiogenesis Corp. (a)	300	123
Cerus Corp. (a)	3,000	12,270
Cholestech Corp. (a)	2,955	27,038
Clarient, Inc. (a)	3,500	4,970
Closure Medical Corp. (a)	1,400	37,758
Conceptus, Inc. (a)	3,357	17,893
CONMED Corp. (a)	4,900	153,566
Cooper Companies, Inc.	9,133	603,235
Curon Medical, Inc. (a)	9,985	6,490
Cyberonics, Inc. (a)	3,730	136,108
Cygnus, Inc. (a)	12,300	1,599
Cytyc Corp. (a)	22,177	519,164
Dade Behring Holdings, Inc.	10,275	686,884
Datascope Corp.	2,900	88,276
DENTSPLY International, Inc.	15,752	898,652
Diagnostic Products Corp.	5,861	255,188
DiaSys Corp. (a)	2,600	806
DJ Orthopedics, Inc. (a)	6,919	192,002
Edwards Lifesciences Corp. (a)	12,817	585,865
Encore Medical Corp. (a)	8,288	42,103
Epix Pharmaceuticals, Inc. (a)	3,458	27,422
Exactech, Inc. (a)	2,290	30,686
Fisher Scientific International, Inc. (a)	24,738	1,545,135
Fonar Corp. (a)	20,925	24,482
Foxhollow Technologies, Inc.	2,656	100,662
Gen-Probe, Inc. (a)	12,054	468,418
Guidant Corp.	68,173	5,037,303
Haemonetics Corp. (a)	7,964	324,135
Hillenbrand Industries, Inc.	12,334	622,374
Hologic, Inc. (a)	3,770	138,774
Hospira, Inc. (a)	34,107	1,298,795
I-Flow Corp. (a)	9,419	153,906
ICU Medical, Inc. (a)	2,550	84,074
IDEXX Laboratories, Inc. (a)	7,417	428,183
Illumina, Inc. (a)	2,200	23,100

	Shares	Value
Immucor, Inc. (a)	11,980	$ 401,330
Implant Sciences Corp. (a)	200	568
INAMED Corp. (a)	8,339	518,936
Integra LifeSciences Holdings Corp. (a)	4,000	133,680
Intermagnetics General Corp. (a)	4,575	132,080
IntraLase Corp.	656	12,720
Intuitive Surgical, Inc. (a)	10,288	509,256
Invacare Corp.	4,954	220,998
Inverness Medical Innovations, Inc. (a)	10,197	288,575
IRIS International, Inc. (a)	7,093	135,547
IVAX Diagnostics, Inc. (a)	3,600	16,740
Kensey Nash Corp. (a)	1,410	38,352
Kewaunee Scientific Corp.	1,601	12,792
Kinetic Concepts, Inc. (a)	11,653	748,705
Kyphon, Inc. (a)	9,116	261,538
Laserscope, Inc. (a)	3,916	134,828
LifeCell Corp. (a)	5,000	66,300
Matthews International Corp. Class A	8,668	320,629
Med-Design Corp. (a)	2,700	1,836
Medical Action Industries, Inc. (a)	2,800	49,644
Medtronic, Inc.	265,927	14,293,576
Mentor Corp.	7,200	294,552
Merit Medical Systems, Inc. (a)	3,204	46,875
Mesa Laboratories, Inc.	2,127	25,758
Micro Therapeutics, Inc. (a)	5,700	22,800
Microtek Medical Holdings, Inc. (a)	9,444	33,243
Millipore Corp. (a)	14,628	753,196
Molecular Devices Corp. (a)	2,702	52,203
Nektar Therapeutics (a)	19,726	360,591
Neoprobe Corp. (a)	100	33
New Brunswick Scientific, Inc. (a)	3,243	17,350
North American Scientific, Inc. (a)	2,705	8,115
Novoste Corp. (a)	3,406	2,827
NuVasive, Inc.	299	4,694
OraSure Technologies, Inc. (a)	3,529	29,326
Osteotech, Inc. (a)	2,870	8,294
Palomar Medical Technologies, Inc. (a)	9,049	206,770
PerkinElmer, Inc.	23,696	453,304
Physiometrix, Inc. (a)	2,800	2,016
PLC Systems, Inc. (a)	400	240
PolyMedica Corp.	4,741	166,409
Possis Medical, Inc. (a)	3,100	32,643
Precision Optics Corp., Inc. (a)	650	501
Quidel Corp. (a)	6,286	27,533
Regeneration Technologies, Inc. (a)	2,516	16,933
ResMed, Inc. (a)	6,602	412,427
Respironics, Inc. (a)	7,763	518,879
Retractable Technologies, Inc. (a)	5,112	16,103
Sonic Innovations, Inc. (a)	3,300	14,355
SonoSight, Inc. (a)	1,170	35,919
St. Jude Medical, Inc. (a)	76,286	3,060,594
Staar Surgical Co. (a)	3,331	13,091
Steris Corp. (a)	15,648	378,682
Stryker Corp.	59,276	2,883,777
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
SurModics, Inc. (a)	2,500	$ 98,550
Sybron Dental Specialties, Inc. (a)	7,841	290,666
Symmetry Medical, Inc.	1,032	23,055
Synovis Life Technologies, Inc. (a)	1,000	7,650
Theragenics Corp. (a)	1,300	4,459
Thermo Electron Corp. (a)	32,874	865,244
Thoratec Corp. (a)	7,700	115,038
TriPath Imaging, Inc. (a)	4,200	36,078
Urologix, Inc. (a)	3,800	16,606
Varian Medical Systems, Inc. (a)	27,885	1,048,755
Varian, Inc. (a)	8,355	310,806
Vasomedical, Inc. (a)	14,900	8,940
Ventana Medical Systems, Inc. (a)	9,905	418,486
Viasys Healthcare, Inc. (a)	4,892	113,739
Vital Signs, Inc.	1,338	56,423
Waters Corp. (a)	24,701	959,634
West Pharmaceutical Services, Inc.	12,289	342,126
Wilson Greatbatch Technologies, Inc. (a)	3,200	76,928
Wright Medical Group, Inc. (a)	4,700	129,438
Young Innovations, Inc.	2,100	77,994
Zimmer Holdings, Inc. (a)	52,184	3,996,251
Zoll Medical Corp. (a)	1,593	37,818
		71,295,172
Health Care Providers & Services - 3.0%
A.D.A.M., Inc. (a)	1,800	10,242
Accelrys, Inc. (a)	4,164	21,986
Accredo Health, Inc. (a)	11,698	524,304
Advisory Board Co. (a)	2,400	108,384
Aetna, Inc.	66,011	5,149,518
Alliance Imaging, Inc. (a)	4,463	44,764
Allscripts Healthcare Solutions, Inc. (a)	3,266	53,432
Amedisys, Inc. (a)	5,851	176,759
American Healthways, Inc. (a)	9,126	358,378
American Retirement Corp. (a)	17,881	244,791
AMERIGROUP Corp. (a)	9,870	387,299
AmerisourceBergen Corp.	24,562	1,585,968
AMICAS, Inc. (a)	8,154	34,736
AMN Healthcare Services, Inc. (a)	4,609	66,554
AmSurg Corp. (a)	5,619	151,488
Andrx Corp. (a)	16,643	332,527
Apria Healthcare Group, Inc. (a)	11,154	351,351
Beverly Enterprises, Inc. (a)	17,069	211,144
BioScrip, Inc. (a)	7,133	37,306
BriteSmile, Inc. (a)	465	1,628
Cardinal Health, Inc.	94,049	5,448,259
Caremark Rx, Inc. (a)	98,793	4,412,095
Centene Corp. (a)	13,046	419,429
Cerner Corp. (a)	5,257	343,545
Chemed Corp. New	9,456	399,800
CIGNA Corp.	29,657	2,884,143
Claimsnet.com, Inc. (a)	3,100	465

	Shares	Value
Community Health Systems, Inc. (a)	18,582	$ 675,827
Computer Programs & Systems, Inc.	2,132	72,232
Corvel Corp. (a)	1,652	43,844
Covance, Inc. (a)	14,270	623,028
Coventry Health Care, Inc. (a)	21,670	1,508,665
Cross Country Healthcare, Inc. (a)	5,888	99,802
Cryolife, Inc. (a)	3,671	26,615
Curative Health Services, Inc. (a)	2,132	5,479
D & K Healthcare Resources, Inc.	2,600	21,216
DaVita, Inc. (a)	19,513	898,769
Dendrite International, Inc. (a)	6,077	94,194
Eclipsys Corp. (a)	6,205	83,271
eResearchTechnology, Inc. (a)	7,105	86,965
Express Scripts, Inc. (a)	13,712	1,266,852
Five Star Quality Care, Inc. (a)	325	2,217
Genesis HealthCare Corp. (a)	8,848	384,800
Gentiva Health Services, Inc. (a)	7,227	114,837
Hanger Orthopedic Group, Inc. (a)	2,863	14,601
HCA, Inc.	87,286	4,713,444
Health Management Associates, Inc. Class A	46,565	1,174,369
Health Net, Inc. (a)	22,472	769,217
HealthExtras, Inc. (a)	5,684	97,424
HealthTronics Surgical Services, Inc. (a)	6,799	86,279
Henry Schein, Inc. (a)	17,888	720,708
HMS Holdings Corp. (a)	400	2,480
Hooper Holmes, Inc.	6,105	24,420
Humana, Inc. (a)	34,672	1,260,674
IDX Systems Corp. (a)	4,961	158,256
IMS Health, Inc.	49,674	1,219,497
Kindred Healthcare, Inc. (a)	6,240	240,739
LabOne, Inc. (a)	2,500	96,350
Laboratory Corp. of America Holdings (a)	27,444	1,329,662
LCA-Vision, Inc.	2,400	106,032
Lifeline Systems, Inc. (a)	3,400	110,704
LifePoint Hospitals, Inc. (a)	12,602	566,838
Lincare Holdings, Inc. (a)	20,113	884,167
Magellan Health Services, Inc. (a)	6,443	209,204
Manor Care, Inc.	17,936	696,993
Matria Healthcare, Inc. (a)	3,600	102,564
McKesson Corp.	59,323	2,388,937
Medcath Corp. (a)	3,100	80,321
Medco Health Solutions, Inc. (a)	58,696	2,934,800
Medical Staffing Network Holdings, Inc. (a)	4,000	21,720
Medicore, Inc. (a)	3,700	44,030
Molina Healthcare, Inc. (a)	2,918	124,890
National Healthcare Corp.	2,005	66,265
NDCHealth Corp.	9,190	154,024
OCA, Inc. (a)	5,121	20,996
Odyssey Healthcare, Inc. (a)	5,400	71,604
Omnicare, Inc.	23,064	883,812
Omnicell, Inc. (a)	1,700	11,050
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Option Care, Inc.	6,289	$ 83,644
Owens & Minor, Inc.	11,045	342,395
PacifiCare Health Systems, Inc. (a)	17,844	1,121,139
PAREXEL International Corp. (a)	4,700	85,775
Patterson Companies, Inc. (a)	25,710	1,166,977
PDI, Inc. (a)	1,330	15,960
Pediatrix Medical Group, Inc. (a)	4,263	313,885
Per-Se Technologies, Inc. (a)	8,579	162,744
Pharmaceutical Product Development, Inc. (a)	10,413	503,781
PRA International	5,097	132,675
Priority Healthcare Corp. Class B (a)	9,574	219,053
ProxyMed, Inc. (a)	63	401
PSS World Medical, Inc. (a)	12,500	146,750
Psychiatric Solutions, Inc. (a)	6,886	281,982
Quest Diagnostics, Inc.	16,384	1,720,320
RehabCare Group, Inc. (a)	2,600	72,254
Renal Care Group, Inc. (a)	14,179	655,637
ResCare, Inc. (a)	2,400	31,992
Rural/Metro Corp. (a)	6,200	46,556
SFBC International, Inc. (a)	4,652	162,867
Sierra Health Services, Inc. (a)	7,358	486,143
Specialty Laboratories, Inc. (a)	4,100	33,702
SRI/Surgical Express, Inc. (a)	900	3,942
Sunrise Senior Living, Inc. (a)	3,761	196,136
Symbion, Inc. (a)	10,712	252,803
Tenet Healthcare Corp. (a)	116,486	1,411,810
Triad Hospitals, Inc. (a)	16,598	841,851
Tripos, Inc. (a)	2,100	7,560
TriZetto Group, Inc. (a)	14,245	197,721
U.S. Physical Therapy, Inc. (a)	2,575	41,277
United Surgical Partners International, Inc. (a)	7,163	344,827
UnitedHealth Group, Inc.	286,656	13,925,748
Universal Health Services, Inc. Class B	10,290	601,245
VCA Antech, Inc. (a)	17,470	432,557
Ventiv Health, Inc. (a)	4,733	96,080
VistaCare, Inc. Class A (a)	2,867	51,147
WebMD Corp. (a)	70,089	660,939
Wellcare Health Plans, Inc.	4,400	152,680
WellChoice, Inc. (a)	6,291	359,216
WellPoint, Inc. (a)	65,009	8,646,197
		87,166,347
Pharmaceuticals - 6.1%
Abbott Laboratories	341,685	16,482,884
Able Laboratories, Inc. (a)	2,146	9,163
Acusphere, Inc. (a)	2,800	13,300
Adolor Corp. (a)	4,908	46,920
Advancis Pharmaceutical Corp. (a)	2,800	12,488
Allergan, Inc.	28,626	2,213,076
Alpharma, Inc. Class A	11,537	148,481

	Shares	Value
American Pharmaceutical Partners, Inc. (a)	7,436	$ 326,589
Antigenics, Inc. (a)	5,388	36,100
Atherogenics, Inc. (a)	5,741	81,809
AVANIR Pharmaceuticals Class A (a)	4,197	10,409
Barr Pharmaceuticals, Inc. (a)	20,280	1,030,630
Bentley Pharmaceuticals, Inc. (a)	2,459	26,779
Bone Care International, Inc. (a)	9,767	319,772
Boston Life Sciences, Inc. (a)	1,080	2,376
Bradley Pharmaceuticals, Inc. (a)	1,679	16,807
Bristol-Myers Squibb Co.	427,769	10,848,222
CNS., Inc.	6,781	142,401
Collagenex Pharmaceuticals, Inc. (a)	2,200	10,846
Columbia Laboratories, Inc. (a)	6,021	15,655
Connetics Corp. (a)	5,182	115,403
Cypress Bioscience, Inc. (a)	2,737	33,255
DepoMed, Inc. (a)	6,847	30,264
Discovery Laboratories, Inc. (a)	3,800	26,790
Durect Corp. (a)	8,100	29,079
Eli Lilly & Co.	211,512	12,331,150
Emisphere Technologies, Inc. (a)	3,300	12,804
Endo Pharmaceuticals Holdings, Inc. (a)	19,362	393,049
Eon Labs, Inc. (a)	4,269	130,802
First Horizon Pharmaceutical Corp. (a)	5,254	98,775
Forest Laboratories, Inc. (a)	81,320	3,137,326
Guilford Pharmaceuticals, Inc. (a)	5,365	13,520
Hi-Tech Pharmacal Co., Inc. (a)	1,125	33,818
Hollis-Eden Pharmaceuticals, Inc. (a)	1,300	11,037
Immtech International, Inc. (a)	1,200	15,264
Impax Laboratories, Inc. (a)	12,471	204,524
InKine Pharmaceutical, Inc. (a)	5,100	11,628
Inspire Pharmaceuticals, Inc. (a)	14,671	95,362
IntraBiotics Pharmaceuticals, Inc. (a)	83	286
IVAX Corp. (a)	48,890	960,689
Johnson & Johnson	652,010	43,749,871
King Pharmaceuticals, Inc. (a)	47,748	451,696
Kos Pharmaceuticals, Inc. (a)	6,000	346,380
KV Pharmaceutical Co. Class A (a)	7,618	151,598
MacroChem Corp. (a)	11,973	2,993
Matrixx Initiatives, Inc. (a)	3,106	32,737
Medicines Co. (a)	11,081	243,117
Medicis Pharmaceutical Corp. Class A	12,693	357,689
Merck & Co., Inc.	487,835	15,825,367
MGI Pharma, Inc. (a)	16,101	373,543
Mylan Laboratories, Inc.	52,568	867,372
NitroMed, Inc. (a)	5,916	113,232
Noven Pharmaceuticals, Inc. (a)	3,292	59,256
Pain Therapeutics, Inc. (a)	2,439	12,805
Par Pharmaceutical Companies, Inc. (a)	7,763	248,416
Penwest Pharmaceuticals Co. (a)	2,797	33,788
Perrigo Co.	23,511	365,361
Pfizer, Inc.	1,653,979	46,146,014
Pharmos Corp. (a)	2,500	7,175
Pozen, Inc. (a)	2,637	19,435
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pure World, Inc. (a)	330	$ 653
Salix Pharmaceuticals Ltd. (a)	11,110	194,536
Santarus, Inc.	12,251	36,385
Schering-Plough Corp.	325,602	6,349,239
Sepracor, Inc. (a)	25,228	1,532,853
SuperGen, Inc. (a)	5,699	28,666
Theravance, Inc.	8,600	151,274
Valeant Pharmaceuticals International	17,693	365,007
Vivus, Inc. (a)	7,556	17,983
Watson Pharmaceuticals, Inc. (a)	21,818	655,849
Wyeth	291,567	12,645,261
Zila, Inc. (a)	4,200	12,180
		180,877,263
TOTAL HEALTH CARE		393,762,872
INDUSTRIALS - 10.4%
Aerospace & Defense - 1.9%
AAR Corp. (a)	5,766	92,487
AeroCentury Corp. (a)	800	2,528
Alliant Techsystems, Inc. (a)	8,470	607,299
Applied Signal Technology, Inc.	1,900	33,250
Armor Holdings, Inc. (a)	6,884	259,871
Astronics Corp. (a)	2,300	18,515
Aviall, Inc. (a)	8,724	268,525
BE Aerospace, Inc. (a)	13,931	201,582
Ceradyne, Inc. (a)	3,330	76,890
Cubic Corp.	4,719	83,054
Curtiss-Wright Corp.	6,106	333,876
DHB Industries, Inc. (a)	8,958	70,410
DRS Technologies, Inc. (a)	4,170	196,324
Ducommun, Inc. (a)	2,600	42,770
EDO Corp.	3,300	93,951
Engineered Support Systems, Inc.	11,064	431,496
Esterline Technologies Corp. (a)	8,006	311,433
GenCorp, Inc. (non-vtg.) (a)	8,900	168,210
General Dynamics Corp.	35,965	3,883,501
Goodrich Corp.	27,167	1,137,211
Heico Corp. Class A	4,932	82,808
Herley Industries, Inc. (a)	3,031	53,073
Hexcel Corp. (a)	10,048	164,184
Honeywell International, Inc.	169,195	6,129,935
Irvine Sensors Corp. (a)	430	886
Kaman Corp. Class A	3,803	58,832
KVH Industries, Inc. (a)	1,539	14,297
L-3 Communications Holdings, Inc.	25,084	1,775,446
Ladish Co., Inc. (a)	4,837	53,691
Lockheed Martin Corp.	76,608	4,971,093
Mercury Computer Systems, Inc. (a)	3,219	93,029
Moog, Inc. Class A (a)	6,493	197,063
MTC Technologies, Inc. (a)	2,500	83,825

	Shares	Value
Northrop Grumman Corp.	76,782	$ 4,278,293
Orbital Sciences Corp. (a)	7,700	74,767
Precision Castparts Corp.	13,960	1,085,111
Raytheon Co.	98,974	3,875,822
Rockwell Collins, Inc.	34,344	1,696,250
Sequa Corp. Class A (a)	3,474	201,492
Sypris Solutions, Inc.	2,700	28,458
Teledyne Technologies, Inc. (a)	8,359	264,312
The Boeing Co.	163,117	10,423,176
Triumph Group, Inc. (a)	5,105	181,125
United Defense Industries, Inc.	10,835	807,316
United Industrial Corp.	3,200	110,880
United Technologies Corp.	103,603	11,054,440
		56,072,787
Air Freight & Logistics - 0.6%
ABX Air, Inc. (a)	14,266	107,280
C.H. Robinson Worldwide, Inc.	18,094	1,034,434
EGL, Inc. (a)	7,073	134,599
Expeditors International of Washington, Inc.	22,856	1,165,199
FedEx Corp.	60,746	5,431,907
Forward Air Corp.	5,850	157,073
Hub Group, Inc. Class A (a)	7,324	201,264
Pacer International, Inc. (a)	6,536	149,086
Ryder System, Inc.	12,089	444,150
United Parcel Service, Inc. Class B	125,726	9,259,720
		18,084,712
Airlines - 0.2%
AirTran Holdings, Inc. (a)	17,335	169,190
Alaska Air Group, Inc. (a)	3,800	112,176
America West Holding Corp. Class B (a)	5,789	32,418
AMR Corp. (a)	28,439	366,863
Continental Airlines, Inc. Class B (a)	17,076	236,673
Delta Air Lines, Inc. (a)	17,558	67,598
ExpressJet Holdings, Inc. Class A (a)	6,752	58,270
FLYi, Inc. (a)	6,900	5,244
Frontier Airlines, Inc. (a)	5,731	69,976
Great Lakes Aviation Ltd. (a)	200	102
JetBlue Airways Corp. (a)	21,380	464,587
MAIR Holdings, Inc. (a)	5,296	50,524
Mesa Air Group, Inc. (a)	6,156	39,275
Midwest Air Group, Inc. (a)	400	784
Northwest Airlines Corp. (a)	11,900	72,471
Pinnacle Airlines Corp. (a)	9,920	97,216
Republic Airways Holdings, Inc.	12,142	154,932
SkyWest, Inc.	12,324	224,790
Southwest Airlines Co.	145,014	2,109,954
UAL Corp. (a)	10,300	13,699
		4,346,742
Building Products - 0.2%
Aaon, Inc. (a)	2,245	40,186
American Standard Companies, Inc.	39,346	1,684,009
American Woodmark Corp.	2,800	94,108
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Ameron International Corp.	600	$ 19,800
Apogee Enterprises, Inc.	6,451	90,249
Armstrong Holdings, Inc. (a)	6,800	20,876
ElkCorp	9,004	297,132
Griffon Corp. (a)	5,280	105,230
International Smart Sourcing, Inc. (a)	2,500	1,125
Jacuzzi Brands, Inc. (a)	13,065	133,394
Lennox International, Inc.	8,762	186,105
Masco Corp.	96,151	3,078,755
NCI Building Systems, Inc. (a)	3,382	116,814
Owens Corning (a)	3,370	15,502
Patrick Industries, Inc. (a)	600	5,374
PW Eagle, Inc. (a)	700	4,606
Quixote Corp.	700	13,636
Simpson Manufacturing Co. Ltd.	7,308	210,032
Trex Co., Inc. (a)	1,400	53,970
Universal Forest Products, Inc.	2,769	110,206
USG Corp. (a)	6,027	276,338
Water Pik Technologies, Inc. (a)	2,441	45,354
York International Corp.	8,938	368,246
		6,971,047
Commercial Services & Supplies - 1.2%
Ablest, Inc. (a)	1,000	6,840
ABM Industries, Inc.	7,481	142,663
Adesa, Inc.	20,108	458,060
Administaff, Inc.	4,813	102,806
Allied Waste Industries, Inc. (a)	55,202	425,607
Angelica Corp.	2,100	55,587
APAC Customer Services, Inc. (a)	4,300	4,128
Aramark Corp. Class B	21,726	567,266
Asset Acceptance Capital Corp. (a)	6,300	154,791
Avery Dennison Corp.	21,046	1,103,863
Banta Corp.	6,386	280,473
Barrett Business Services, Inc. (a)	2,100	30,366
Bowne & Co., Inc.	5,206	68,980
Brady Corp. Class A	11,908	364,028
Butler International, Inc. (a)	1,300	4,290
Casella Waste Systems, Inc. Class A (a)	2,426	27,681
CDI Corp.	5,992	127,869
Cendant Corp.	225,865	4,790,597
Central Parking Corp.	6,193	104,662
Century Business Services, Inc. (a)	8,370	33,564
Cenveo, Inc. (a)	2,267	18,997
ChoicePoint, Inc. (a)	19,249	755,716
Cintas Corp.	28,271	1,141,300
Clean Harbors, Inc. (a)	3,500	72,625
Coinstar, Inc. (a)	2,900	54,926
Comsys IT Partners, Inc. (a)	36	609
Consolidated Graphics, Inc. (a)	2,700	114,291
Copart, Inc. (a)	16,143	400,185
Cornell Companies, Inc. (a)	1,400	17,976

	Shares	Value
Corporate Executive Board Co.	9,313	$ 649,861
Correctional Services Corp. (a)	27	78
Corrections Corp. of America (a)	8,596	310,316
CoStar Group, Inc. (a)	4,571	183,663
CRA International, Inc. (a)	1,135	64,684
Deluxe Corp.	13,718	554,344
DiamondCluster International, Inc. (a)	5,700	74,556
Dun & Bradstreet Corp. (a)	12,970	796,877
Duratek, Inc. (a)	4,075	89,365
Ennis, Inc.	3,703	58,841
Equifax, Inc.	28,539	990,018
First Consulting Group, Inc. (a)	4,925	25,512
FTI Consulting, Inc. (a)	14,757	324,506
G&K Services, Inc. Class A	3,800	149,568
General Binding Corp. (a)	3,209	66,394
Gevity HR, Inc.	4,273	73,282
GP Strategies Corp. (a)	1,600	11,360
Healthcare Services Group, Inc.	3,825	71,528
Heidrick & Struggles International, Inc. (a)	7,564	189,932
Herman Miller, Inc.	15,241	443,666
HNI Corp.	11,326	584,308
Hudson Highland Group, Inc. (a)	1,394	22,318
Huron Consulting Group, Inc.	656	15,068
ICT Group, Inc. (a)	3,827	35,553
IKON Office Solutions, Inc.	21,477	208,112
Imagistics International, Inc. (a)	2,908	78,342
Innotrac Corp. (a)	1,400	11,886
Integrated Alarm Services Group, Inc. (a)	3,200	12,960
Intersections, Inc.	7,390	72,053
John H. Harland Co.	4,600	173,282
Kelly Services, Inc. Class A (non-vtg.)	5,329	148,199
Kforce, Inc. (a)	4,757	38,246
Korn/Ferry International (a)	13,581	215,395
Labor Ready, Inc. (a)	13,122	270,838
Learning Tree International, Inc. (a)	3,200	41,184
LECG Corp. (a)	9,531	183,758
Manpower, Inc.	18,377	731,956
McGrath RentCorp.	5,000	115,250
Mine Safety Appliances Co.	6,300	288,603
Mobile Mini, Inc. (a)	2,300	84,916
Monster Worldwide, Inc. (a)	22,419	591,413
Navigant Consulting, Inc. (a)	11,277	258,694
NCO Group, Inc. (a)	4,192	83,253
New Horizons Worldwide, Inc. (a)	1,100	3,971
On Assignment, Inc. (a)	4,700	24,910
PHH Corp. (a)	10,301	247,121
PICO Holdings, Inc. (a)	3,600	93,204
Pitney Bowes, Inc.	52,403	2,337,698
Portfolio Recovery Associates, Inc. (a)	1,417	55,844
PRG-Schultz International, Inc. (a)	9,350	36,091
Prosoft Learning Corp. (a)	517	295
Protection One, Inc. (a)	91	1,820
Providence Service Corp. (a)	1,000	25,260
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
R.R. Donnelley & Sons Co.	50,666	$ 1,684,645
RCM Technologies, Inc. (a)	1,400	6,440
RemedyTemp, Inc. Class A (a)	900	8,730
Republic Services, Inc.	24,342	863,654
Resources Connection, Inc. (a)	15,094	300,672
Robert Half International, Inc.	40,201	1,002,613
Rollins, Inc.	16,860	343,944
Schawk, Inc. Class A	4,100	98,646
School Specialty, Inc. (a)	5,318	208,572
Sirva, Inc. (a)	4,254	33,394
SITEL Corp. (a)	5,091	10,080
SOURCECORP, Inc. (a)	2,700	57,807
Spherion Corp. (a)	10,409	56,937
Spherix, Inc. (a)	2,713	4,639
Standard Register Co.	6,200	87,792
Steelcase, Inc. Class A	15,726	202,865
Stericycle, Inc. (a)	8,694	431,396
TeamStaff, Inc. (a)	1,300	2,132
Teletech Holdings, Inc. (a)	8,551	69,862
Tetra Tech, Inc. (a)	7,506	90,447
The Brink's Co.	11,635	363,128
The Geo Group, Inc. (a)	2,100	50,967
TRC Companies, Inc. (a)	3,000	34,200
TRM Corp. (a)	1,400	22,722
United Stationers, Inc. (a)	7,439	364,734
Venture Catalyst, Inc. (a)	3,800	1,710
Viad Corp.	4,398	122,264
Volt Information Sciences, Inc. (a)	1,400	27,510
Waste Connections, Inc. (a)	10,034	372,061
Waste Management, Inc.	122,720	3,619,013
Watson Wyatt & Co. Holdings Class A	11,347	298,653
West Corp. (a)	2,684	94,316
		34,587,443
Construction & Engineering - 0.1%
Comfort Systems USA, Inc. (a)	9,831	61,837
Dycom Industries, Inc. (a)	8,823	173,284
EMCOR Group, Inc. (a)	2,800	133,000
Fluor Corp.	17,649	1,013,935
Foster Wheeler Ltd. (a)	0	3
Granite Construction, Inc.	6,211	145,648
Infrasource Services, Inc.	15,523	170,753
Insituform Technologies, Inc. Class A (a)	4,200	62,328
Integrated Electrical Services, Inc. (a)	6,433	9,778
Jacobs Engineering Group, Inc. (a)	11,181	587,897
Keith Companies, Inc. (a)	2,200	46,530
MasTec, Inc. (a)	7,936	67,139
McDermott International, Inc. (a)	13,388	285,566
Perini Corp. (a)	11,677	176,089
Quanta Services, Inc. (a)	15,963	144,146

	Shares	Value
Shaw Group, Inc. (a)	13,462	$ 271,259
URS Corp. (a)	9,893	334,680
		3,683,872
Electrical Equipment - 0.5%
A.O. Smith Corp.	4,181	131,116
Active Power, Inc. (a)	8,800	23,584
Acuity Brands, Inc.	9,712	238,430
Alpine Group, Inc.	4,900	7,595
American Power Conversion Corp.	39,268	999,763
American Superconductor Corp. (a)	3,000	26,550
AMETEK, Inc.	14,338	548,142
Arotech Corp. (a)	6,700	7,102
Artesyn Technologies, Inc. (a)	7,688	63,272
Ault, Inc. (a)	2,800	6,972
AZZ, Inc. (a)	1,200	19,212
Baldor Electric Co.	9,962	250,544
Beacon Power Corp. (a)	362	308
C&D Technologies, Inc.	4,438	32,486
Capstone Turbine Corp. (a)	13,000	13,000
Channell Commercial Corp. (a)	800	4,816
Chase Corp.	500	7,040
Cooper Industries Ltd. Class A	18,824	1,297,727
Distributed Energy Systems Corp. (a)	2,200	7,304
Emerson Electric Co.	92,767	6,166,222
Encore Wire Corp. (a)	6,900	75,900
Ener1, Inc. (a)	35,600	16,020
Energy Conversion Devices, Inc. (a)	3,000	57,840
EnerSys	705	7,339
Espey Manufacturing & Electronics Corp.	623	16,634
Evergreen Solar, Inc. (a)	1,700	8,585
Fiberstars, Inc. (a)	3,300	31,185
Franklin Electric Co., Inc.	2,800	107,576
FuelCell Energy, Inc. (a)	16,057	130,704
General Cable Corp. (a)	10,654	149,263
Genlyte Group, Inc. (a)	4,600	204,976
Global Power Equipment Group, Inc. (a)	4,500	34,470
GrafTech International Ltd. (a)	17,313	76,177
Hubbell, Inc. Class B	11,737	533,329
II-VI, Inc. (a)	1,868	30,766
Lamson & Sessions Co. (a)	2,300	25,047
LSI Industries, Inc.	2,625	35,674
M-Wave, Inc. (a)	1,400	1,484
MagneTek, Inc. (a)	3,000	6,630
Medis Technologies Ltd. (a)	3,701	50,963
Merrimac Industries, Inc. (a)	500	4,400
Microvision, Inc. (a)	3,976	25,725
Millennium Cell, Inc. (a)	300	453
Misonix, Inc. (a)	3,000	17,286
Nortech Systems, Inc. (a)	1,634	8,579
Peco II, Inc. (a)	1,400	1,484
Plug Power, Inc. (a)	21,490	133,668
Powell Industries, Inc. (a)	3,100	57,102
Power-One, Inc. (a)	19,279	105,649
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Regal-Beloit Corp.	3,200	$ 82,240
Rockwell Automation, Inc.	34,898	1,792,710
Roper Industries, Inc.	9,724	679,708
SL Industries, Inc. (a)	2,100	35,847
Tech/Ops Sevcon, Inc.	2,100	12,495
Thomas & Betts Corp. (a)	13,947	430,683
Ultralife Batteries, Inc. (a)	600	9,792
UQM Technologies, Inc. (a)	3,800	11,400
Valence Technology, Inc. (a)	10,109	29,923
Valpey Fisher Corp. (a)	2,100	6,531
Vicor Corp.	4,243	56,432
Woodward Governor Co.	2,100	162,477
		15,116,331
Industrial Conglomerates - 3.4%
3M Co.	157,570	12,077,741
Alleghany Corp.	1,578	442,235
Carlisle Companies, Inc.	6,745	467,563
General Electric Co.	2,322,923	84,740,150
Raven Industries, Inc.	4,704	119,858
Standex International Corp.	5,500	147,180
Teleflex, Inc.	6,969	389,916
Textron, Inc.	25,267	1,952,886
Tredegar Corp.	4,428	67,527
Walter Industries, Inc.	6,100	258,640
		100,663,696
Machinery - 1.6%
3D Systems Corp. (a)	2,100	44,520
A.S.V., Inc. (a)	762	27,661
Actuant Corp. Class A (a)	5,852	263,340
AGCO Corp. (a)	16,634	305,400
Alamo Group, Inc.	200	4,080
Albany International Corp. Class A	4,700	146,969
American Science & Engineering, Inc. (a)	1,900	72,409
Astec Industries, Inc. (a)	4,700	103,071
Axsys Technologies, Inc. (a)	1,200	20,448
Badger Meter, Inc.	3,128	117,675
Barnes Group, Inc.	2,775	85,137
Briggs & Stratton Corp.	11,149	377,505
Bucyrus International, Inc. Class A	3,310	118,101
Cascade Corp.	3,079	108,442
Catalytica Energy Systems, Inc. (a)	7,900	15,563
Caterpillar, Inc.	74,202	6,983,150
Circor International, Inc.	727	17,993
CLARCOR, Inc.	12,266	344,552
Columbus McKinnon Corp. (NY Shares) (a)	400	3,776
Commercial Vehicle Group, Inc.	332	6,105
Crane Co.	14,233	373,901
Cummins, Inc.	8,935	607,133
CUNO, Inc. (a)	4,719	335,521

	Shares	Value
Danaher Corp.	55,939	$ 3,083,917
Deere & Co.	53,611	3,546,368
Donaldson Co., Inc.	14,148	454,151
Dover Corp.	46,598	1,764,666
Eaton Corp.	33,202	1,987,140
EnPro Industries, Inc. (a)	4,331	117,240
ESCO Technologies, Inc. (a)	2,300	194,925
Federal Signal Corp.	12,853	200,892
Flanders Corp. (a)	8,338	83,130
Flow International Corp. (a)	600	3,900
Flowserve Corp. (a)	14,100	415,527
Gardner Denver, Inc. (a)	9,605	368,352
Gorman-Rupp Co.	250	5,075
Graco, Inc.	13,504	471,155
Greenbrier Companies, Inc.	2,743	76,036
Harsco Corp.	8,349	484,492
Hirsch International Corp. Class A	900	900
IDEX Corp.	11,184	429,577
Illinois Tool Works, Inc.	56,895	4,803,645
Ingersoll-Rand Co. Ltd. Class A	37,141	2,875,085
ITT Industries, Inc.	18,961	1,801,295
JLG Industries, Inc.	7,894	201,218
Joy Global, Inc.	16,425	616,595
Kadant, Inc. (a)	3,735	76,568
Kaydon Corp.	4,679	133,539
Kennametal, Inc.	8,784	386,496
Lincoln Electric Holdings, Inc.	6,346	207,895
Lindsay Manufacturing Co.	2,086	41,741
Manitowoc Co., Inc.	7,874	319,133
Middleby Corp.	3,744	206,669
Milacron, Inc. (a)	2,759	6,015
Miller Industries, Inc. (a)	360	4,302
Mueller Industries, Inc.	9,020	243,540
NACCO Industries, Inc. Class A	2,373	243,233
Navistar International Corp. (a)	14,447	440,778
Nordson Corp.	5,600	174,104
Oshkosh Truck Co.	7,854	626,278
PACCAR, Inc.	36,856	2,607,562
Pall Corp.	29,731	867,848
Parker Hannifin Corp.	25,153	1,517,480
Pentair, Inc.	20,178	898,123
Robbins & Myers, Inc.	2,641	62,460
SPX Corp.	16,354	726,281
Stewart & Stevenson Services, Inc.	5,320	127,095
Tecumseh Products Co. Class A (non-vtg.)	3,000	82,020
Tennant Co.	1,661	61,955
Terex Corp. (a)	11,676	461,436
Thomas Industries, Inc.	2,392	95,369
Timken Co.	19,136	449,696
Titan International, Inc.	600	8,862
Toro Co.	9,810	422,321
Trinity Industries, Inc.	11,264	327,332
Valmont Industries, Inc.	2,624	62,845
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Wabash National Corp.	8,736	$ 217,614
Wabtec Corp.	7,800	161,460
Watts Water Technologies, Inc. Class A	4,176	145,450
Wolverine Tube, Inc. (a)	200	1,442
		46,882,675
Marine - 0.0%
Alexander & Baldwin, Inc.	10,085	448,278
Kirby Corp. (a)	3,400	145,044
		593,322
Road & Rail - 0.6%
AMERCO (a)	4,600	244,628
Arkansas Best Corp.	4,400	144,012
Burlington Northern Santa Fe Corp.	82,099	4,057,333
Celadon Group, Inc. (a)	1,628	29,467
CNF, Inc.	11,352	505,732
Covenant Transport, Inc. Class A (a)	2,400	33,312
CSX Corp.	45,737	1,901,744
Dollar Thrifty Automotive Group, Inc. (a)	3,800	136,762
Florida East Coast Industries, Inc. Class A	6,673	280,666
Genesee & Wyoming, Inc. Class A (a)	4,915	137,325
Heartland Express, Inc.	10,030	201,102
J.B. Hunt Transport Services, Inc.	26,580	533,726
Kansas City Southern (a)	15,715	314,143
Knight Transportation, Inc.	8,962	219,121
Laidlaw International, Inc. (a)	20,547	456,965
Landstar System, Inc. (a)	15,257	514,771
Marten Transport Ltd. (a)	2,812	55,143
Norfolk Southern Corp.	88,084	2,811,641
Old Dominion Freight Lines, Inc. (a)	2,859	87,114
Overnite Corp.	9,389	400,159
Quality Distribution, Inc. (a)	633	5,026
RailAmerica, Inc. (a)	7,500	87,525
SCS Transportation, Inc. (a)	2,980	54,385
Swift Transportation Co., Inc. (a)	15,314	375,959
U.S. Xpress Enterprises, Inc. Class A (a)	600	7,326
Union Pacific Corp.	57,103	3,823,617
Werner Enterprises, Inc.	16,822	316,422
Yellow Roadway Corp. (a)	11,876	626,815
		18,361,941
Trading Companies & Distributors - 0.1%
Aceto Corp.	5,013	36,445
Applied Industrial Technologies, Inc.	4,650	141,546
Beacon Roofing Supply, Inc.	6,299	150,609
Electro Rent Corp. (a)	2,200	25,850
Fastenal Co.	14,778	858,897
GATX Corp.	12,724	424,600
Hughes Supply, Inc.	12,958	336,908
Huttig Building Products, Inc. (a)	1,077	11,750
Lawson Products, Inc.	1,812	77,554
MSC Industrial Direct Co., Inc. Class A	8,240	256,511

	Shares	Value
NuCo2, Inc. (a)	700	$ 16,576
Rush Enterprises, Inc. Class B (a)	7,363	107,132
UAP Holding Corp.	3,989	58,040
United Rentals, Inc. (a)	11,107	223,029
W.W. Grainger, Inc.	17,500	951,825
Watsco, Inc.	4,164	184,007
WESCO International, Inc. (a)	5,100	148,920
Willis Lease Finance Corp. (a)	1,200	9,780
		4,019,979
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. Trust	6,073	177,939
TIMCO Aviation Services, Inc. (a)	1,811	299
		178,238
TOTAL INDUSTRIALS		309,562,785
INFORMATION TECHNOLOGY - 15.3%
Communications Equipment - 2.5%
3Com Corp. (a)	104,920	384,007
ACE*COMM Corp. (a)	3,806	8,069
ADC Telecommunications, Inc. (a)	25,895	470,253
Adtran, Inc.	12,978	285,127
Airnet Communications Corp. (a)	280	291
Alliance Fiber Optic Products, Inc. (a)	2,400	2,208
AltiGen Communications, Inc. (a)	3,200	6,144
Amplidyne, Inc. (a)	3,300	990
Anaren, Inc. (a)	1,500	17,760
Andrew Corp. (a)	28,712	380,721
Applied Innovation, Inc. (a)	1,500	7,305
Arris Group, Inc. (a)	22,920	198,487
Avanex Corp. (a)	29,243	29,535
Avaya, Inc. (a)	93,998	860,082
Avici Systems, Inc. (a)	2,400	10,704
Avocent Corp. (a)	8,828	247,184
Aware, Inc. (a)	6,698	44,207
Bel Fuse, Inc. Class B	6,850	204,815
Belden CDT, Inc.	9,519	191,522
Black Box Corp.	2,700	92,826
Blonder Tongue Laboratories, Inc. (a)	3,900	11,310
Brooktrout, Inc. (a)	1,900	18,943
C-COR, Inc. (a)	10,684	73,506
Carrier Access Corp. (a)	3,100	14,942
Centillium Communications, Inc. (a)	3,503	7,672
CIENA Corp. (a)	149,732	326,416
Cisco Systems, Inc. (a)	1,441,160	27,929,681
Cognitronics Corp. (a)	2,400	8,496
Comarco, Inc. (a)	450	3,596
CommScope, Inc. (a)	12,913	218,488
Communications Systems, Inc.	2,276	22,988
Computer Network Technology Corp. (a)	4,067	20,335
Comtech Telecommunications Corp. (a)	5,041	182,333
Comverse Technology, Inc. (a)	39,785	936,141
Copper Mountain Networks, Inc. (a)	620	570
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Corning, Inc. (a)	303,477	$ 4,758,519
CoSine Communications, Inc. (a)	700	1,645
DAOU Systems, Inc. (a)	200	36
Digi International, Inc. (a)	4,395	51,553
Digital Lightwave, Inc. (a)	6,271	3,073
Ditech Communications Corp. (a)	7,074	51,004
EFJ, Inc. (a)	99	703
EMS Technologies, Inc. (a)	1,860	25,110
Enterasys Networks, Inc. (a)	30,147	28,037
Entrada Networks, Inc. (a)	150	9
eOn Communications Corp. (a)	620	967
Extreme Networks, Inc. (a)	15,200	69,464
Ezenia!, Inc. (a)	200	530
F5 Networks, Inc. (a)	8,551	437,897
Finisar Corp. (a)	44,126	52,510
Foundry Networks, Inc. (a)	20,518	189,586
Glenayre Technologies, Inc. (a)	7,200	23,040
Globecomm Systems, Inc. (a)	3,000	16,680
Harmonic, Inc. (a)	16,262	101,312
Harris Corp.	27,396	787,361
Inter-Tel, Inc.	3,400	69,802
InterDigital Communication Corp. (a)	9,184	169,537
ION Networks, Inc. (a)	2,400	240
ISCO International, Inc. (a)	1,800	450
Ixia (a)	15,464	284,383
JDS Uniphase Corp. (a)	299,246	457,846
Juniper Networks, Inc. (a)	112,003	2,871,757
Lantronix, Inc. (a)	500	685
Loral Space & Communications Ltd. (a)	4,101	984
Lucent Technologies, Inc. (a)	924,931	2,599,056
Motorola, Inc.	525,268	9,123,905
MRV Communications, Inc. (a)	15,973	29,550
NETGEAR, Inc. (a)	3,400	66,878
Network Engines, Inc. (a)	2,300	3,910
Network Equipment Technologies, Inc. (a)	3,600	20,124
NMS Communications Corp. (a)	2,800	9,100
NumereX Corp. Class A (a)	2,600	12,506
Occam Networks, Inc. (a)	3,400	884
Oplink Communications, Inc. (a)	16,222	24,171
Optelecom Nkf, Inc. (a)	529	5,708
Optical Cable Corp. (a)	656	2,926
Optical Cable Corp. warrants 10/24/07 (a)	762	0
Optical Communication Products, Inc. (a)	5,795	10,373
P-Com, Inc. (a)	36	6
Packeteer, Inc. (a)	4,410	52,347
Paradyne Networks, Inc. (a)	4,146	8,168
Parkervision, Inc. (a)	900	4,050
PC-Tel, Inc. (a)	2,200	16,082
Performance Technologies, Inc. (a)	2,900	19,517
Plantronics, Inc.	11,092	381,787

	Shares	Value
Polycom, Inc. (a)	20,267	$ 346,768
Powerwave Technologies, Inc. (a)	19,697	179,834
Proxim Corp. Class A (a)	1,646	527
QUALCOMM, Inc.	360,961	13,449,407
Redback Networks, Inc. (a)	23,235	132,440
REMEC, Inc. (a)	3,478	21,738
SafeNet, Inc. (a)	6,178	194,113
Science Dynamics Corp. (a)	4,100	418
Scientific-Atlanta, Inc.	37,208	1,239,026
SCM Microsystems, Inc. (a)	600	1,782
SeaChange International, Inc. (a)	4,650	36,735
SiRF Technology Holdings, Inc. (a)	15,696	222,255
Sonus Networks, Inc. (a)	47,050	209,373
SpectraLink Corp.	3,240	37,325
Stratex Networks, Inc. (a)	7,150	12,513
Stratos International, Inc. (a)	1,058	4,560
Sunrise Telecom, Inc.	4,200	6,720
Sycamore Networks, Inc. (a)	40,582	137,167
Symmetricom, Inc. (a)	7,753	87,454
Tekelec (a)	14,848	202,081
Tellabs, Inc. (a)	92,028	756,470
Telular Corp. (a)	2,100	8,190
TeraForce Technology Corp. (a)	19,900	935
Terayon Communication Systems, Inc. (a)	11,777	37,333
Tollgrade Communications, Inc. (a)	2,134	16,176
Tut Systems, Inc. (a)	1,100	3,322
UTStarcom, Inc. (a)	23,293	171,436
Veramark Technologies, Inc. (a)	2,300	1,725
Verilink Corp. (a)	3,400	5,406
Verso Technologies, Inc. (a)	13,318	3,463
ViaSat, Inc. (a)	3,963	80,409
Vyyo, Inc. (a)	1,133	7,002
Wegener Corp. (a)	3,500	6,475
Westell Technologies, Inc. Class A (a)	4,212	25,230
WJ Communications, Inc. (a)	3,700	7,437
YDI Wireless, Inc. (a)	610	1,419
Zhone Technologies, Inc. (a)	24,418	66,173
		73,784,259
Computers & Peripherals - 3.2%
ActivCard Corp. (a)	4,448	18,326
Adaptec, Inc. (a)	16,521	65,754
Advanced Digital Information Corp. (a)	13,177	90,526
Apple Computer, Inc. (a)	179,024	7,109,043
Astro-Med, Inc.	3,591	31,421
Avid Technology, Inc. (a)	6,622	388,314
Brocade Communications Systems, Inc. (a)	47,561	185,964
Concurrent Computer Corp. (a)	9,619	17,507
Cray, Inc. (a)	9,398	13,721
Crossroads Systems, Inc. (a)	5,525	5,194
Datalink Corp. (a)	2,200	5,412
Dataram Corp. (a)	3,250	19,045
Dell, Inc. (a)	479,648	19,133,159
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Diebold, Inc.	17,662	$ 884,160
Dot Hill Systems Corp. (a)	4,870	25,860
Electronics for Imaging, Inc. (a)	12,121	230,299
EMC Corp. (a)	536,488	7,543,021
Emulex Corp. (a)	15,484	292,648
Exabyte Corp. (a)	100	35
FOCUS Enhancements, Inc. (a)	5,500	4,125
Gateway, Inc. (a)	64,248	222,298
Hauppauge Digital, Inc. (a)	500	1,925
Hewlett-Packard Co.	638,367	14,369,641
Hutchinson Technology, Inc. (a)	9,872	408,405
Hypercom Corp. (a)	7,777	49,384
Imation Corp.	8,261	311,935
InFocus Corp. (a)	5,400	22,464
Innovex, Inc. (a)	1,500	5,070
Intergraph Corp. (a)	6,049	189,878
International Business Machines Corp.	365,840	27,639,212
Interphase Corp. (a)	1,906	13,437
Iomega Corp. (a)	6,880	21,259
Komag, Inc. (a)	9,773	281,951
LaserCard Corp. (a)	1,984	11,904
Lexmark International, Inc. Class A (a)	29,461	2,016,311
Maxtor Corp. (a)	59,820	328,412
McDATA Corp. Class A (a)	16,314	62,156
Mobility Electronics, Inc. (a)	5,783	50,890
MTI Technology Corp. (a)	3,200	5,248
NCR Corp. (a)	40,098	1,468,790
Neoware Systems, Inc. (a)	1,939	19,623
Network Appliance, Inc. (a)	81,493	2,343,739
Novatel Wireless, Inc. (a)	5,888	73,423
Overland Storage, Inc. (a)	2,079	20,146
palmOne, Inc. (a)	11,758	334,162
Pinnacle Systems, Inc. (a)	6,998	41,358
Presstek, Inc. (a)	7,102	60,651
QLogic Corp. (a)	20,957	671,043
Quantum Corp. (a)	19,830	51,558
SanDisk Corp. (a)	34,328	895,618
SBS Technologies, Inc. (a)	3,482	33,810
Scan-Optics, Inc. (a)	300	45
Seagate Technology	54,403	1,154,432
Silicon Graphics, Inc. (a)	26,400	21,384
SimpleTech, Inc. (a)	7,700	26,950
Socket Communications, Inc. (a)	3,300	4,290
Storage Technology Corp. (a)	25,843	834,212
Stratasys, Inc. (a)	1,507	48,767
Sun Microsystems, Inc. (a)	758,994	2,891,767
Synaptics, Inc. (a)	4,302	82,727
UNOVA, Inc. (a)	8,267	170,135
Video Display Corp.	2,880	37,152
ViewCast.com, Inc. (a)	13,700	5,069

	Shares	Value
VPGI Corp. (a)	825	$ 124
Western Digital Corp. (a)	46,473	697,560
		94,063,849
Electronic Equipment & Instruments - 0.6%
Advanced Photonix, Inc. Class A (a)	5,286	11,629
Aeroflex, Inc. (a)	13,939	111,512
Aetrium, Inc. (a)	2,400	6,192
Agilent Technologies, Inc. (a)	103,236	2,478,696
Agilysys, Inc.	5,700	87,666
Allied Motion Technologies, Inc. (a)	4,100	19,598
American Technical Ceramics Corp. (a)	1,900	19,836
American Technology Corp. (a)	900	5,625
Amphenol Corp. Class A	18,869	799,857
Anixter International, Inc.	8,178	309,210
APA Enterprises, Inc. (a)	2,800	4,424
Applied Films Corp. (a)	2,037	54,795
Arrow Electronics, Inc. (a)	26,297	735,001
Avnet, Inc. (a)	26,274	549,652
AVX Corp.	10,198	121,152
Axcess, Inc. (a)	1,600	2,352
BEI Technologies, Inc.	2,673	68,723
Bell Industries, Inc. (a)	7,200	15,912
Bell Microproducts, Inc. (a)	3,480	28,536
Benchmark Electronics, Inc. (a)	8,075	255,735
Benthos, Inc. (a)	2,454	31,534
Brightpoint, Inc. (a)	3,472	65,274
Broadcast International, Inc. (a)	270	918
CalAmp Corp. (a)	3,032	20,011
Cash Technologies, Inc. (a)	3,400	3,060
CDW Corp.	13,865	806,666
CellStar Corp. (a)	1,700	2,210
Checkpoint Systems, Inc. (a)	12,599	221,994
Chyron Corp. (a)	1,500	525
Cogent, Inc.	3,390	68,003
Cognex Corp.	10,569	274,371
Coherent, Inc. (a)	13,105	430,237
Conolog Corp. (a)	140	218
CTS Corp.	5,303	56,477
CyberOptics Corp. (a)	850	10,931
Daktronics, Inc. (a)	2,379	55,407
DDi Corp. (a)	13,825	31,245
Digital Theater Systems, Inc. (a)	1,697	29,002
Digital Video Systems, Inc. (a)	180	711
Dionex Corp. (a)	3,300	148,005
Dolby Laboratories, Inc. Class A	15,205	303,188
Duraswitch Industries, Inc. (a)	1,500	2,229
Echelon Corp. (a)	4,379	30,084
Electro Scientific Industries, Inc. (a)	3,700	66,378
eMagin Corp. (a)	3,800	3,762
En Pointe Technologies, Inc. (a)	1,400	3,850
Excel Technology, Inc. (a)	1,100	27,555
Fargo Electronics, Inc. (a)	2,211	39,909
FARO Technologies, Inc. (a)	3,698	102,878
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
FLIR Systems, Inc. (a)	15,678	$ 420,170
Frequency Electronics, Inc.	500	5,850
Gerber Scientific, Inc. (a)	3,800	28,044
Giga-Tronics, Inc. (a)	3,000	12,150
Global Imaging Systems, Inc. (a)	3,800	120,802
GTSI Corp. (a)	1,990	16,278
Identix, Inc. (a)	28,240	155,038
IEC Electronics Corp. (a)	100	52
Ingram Micro, Inc. Class A (a)	26,234	414,760
Interlink Electronics, Inc. (a)	1,200	6,408
Iteris, Inc. (a)	1,200	3,156
Itron, Inc. (a)	5,247	215,704
Jabil Circuit, Inc. (a)	36,086	1,054,794
Jaco Electronics, Inc. (a)	1,950	6,123
Keithley Instruments, Inc.	1,200	17,676
KEMET Corp. (a)	12,784	89,488
Landauer, Inc.	1,400	68,390
LeCroy Corp. (a)	1,700	27,982
Lexar Media, Inc. (a)	13,325	66,892
LightPath Technologies, Inc. Class A (a)	437	1,136
Littelfuse, Inc. (a)	3,052	91,804
LoJack Corp. (a)	3,600	53,064
Maxwell Technologies, Inc. (a)	1,100	11,308
MDI, Inc. (a)	3,700	1,887
Measurement Specialties, Inc. (a)	3,305	64,117
Mechanical Technology, Inc. (a)	4,800	17,136
Merix Corp. (a)	1,450	10,513
Methode Electronics, Inc. Class A	5,200	62,088
Metrologic Instruments, Inc. (a)	2,058	28,524
Micronetics, Inc. (a)	1,137	9,323
MOCON, Inc.	2,152	20,444
Molex, Inc.	26,894	712,422
MSGI Security Solutions, Inc. (a)	22	160
MTS Systems Corp.	3,500	111,685
National Instruments Corp.	12,172	282,999
Newport Corp. (a)	22,666	318,457
NU Horizons Electronics Corp. (a)	3,452	20,298
OSI Systems, Inc. (a)	2,149	32,020
OYO Geospace Corp. (a)	1,300	21,271
Park Electrochemical Corp.	2,880	66,816
Parlex Corp. (a)	1,600	9,440
Paxar Corp. (a)	6,365	112,151
PC Connection, Inc. (a)	2,250	11,498
Pemstar, Inc. (a)	3,100	3,658
PFSweb, Inc. (a)	9,321	19,388
Photon Dynamics, Inc. (a)	2,232	43,100
Planar Systems, Inc. (a)	2,218	17,833
Plexus Corp. (a)	6,504	89,430
RadiSys Corp. (a)	3,400	54,978
Research Frontiers, Inc. (a)	2,000	8,720
Richardson Electronics Ltd.	2,448	21,787

	Shares	Value
Rofin-Sinar Technologies, Inc. (a)	2,100	$ 67,830
Rogers Corp. (a)	3,542	146,603
Sanmina-SCI Corp. (a)	112,065	574,893
Satcon Technology Corp. (a)	1,200	1,644
ScanSource, Inc. (a)	1,927	94,596
Scientific Technologies, Inc. (a)	3,100	9,796
Sirenza Microdevices, Inc. (a)	4,500	14,490
Solectron Corp. (a)	205,862	751,396
Somera Communications, Inc. (a)	2,800	3,892
Spectrum Control, Inc. (a)	1,500	10,620
Staktek Holdings, Inc. (a)	558	1,529
StockerYale, Inc. (a)	1,200	888
Super Vision International, Inc. Class A (a)	2,100	8,295
Superconductor Technologies, Inc. (a)	6,380	4,976
Symbol Technologies, Inc.	53,112	611,319
SYNNEX Corp. (a)	5,592	88,465
Taser International, Inc. (a)	11,903	134,980
Tech Data Corp. (a)	12,825	460,418
Technitrol, Inc.	6,089	79,949
Tektronix, Inc.	20,079	455,191
Trimble Navigation Ltd. (a)	10,528	418,067
TTM Technologies, Inc. (a)	7,352	58,375
Universal Display Corp. (a)	2,400	22,560
Viisage Technology, Inc. (a)	4,589	19,641
Vishay Intertechnology, Inc. (a)	48,384	624,154
Woodhead Industries, Inc.	1,600	20,528
X-Rite, Inc.	2,700	29,862
Zomax, Inc. (a)	4,900	13,475
Zones, Inc. (a)	4,000	14,800
Zygo Corp. (a)	1,200	11,616
		18,336,795
Internet Software & Services - 0.8%
24/7 Real Media, Inc. (a)	460	1,398
Akamai Technologies, Inc. (a)	25,106	352,488
America Online Latin America, Inc. Class A (a)	7,978	638
Apropos Technology, Inc. (a)	750	1,928
aQuantive, Inc. (a)	8,967	138,002
Ariba, Inc. (a)	15,281	93,673
Art Technology Group, Inc. (a)	12,485	13,484
Ask Jeeves, Inc. (a)	11,637	353,881
Autobytel, Inc. (a)	5,594	27,187
Bankrate, Inc. (a)	3,082	56,308
Blue Coat Systems, Inc. (a)	2,981	57,861
BroadVision, Inc. (a)	5,124	7,174
Calico Commerce, Inc. (a)	626	0
Centra Software, Inc. (a)	5,611	9,651
Chordiant Software, Inc. (a)	14,210	24,299
Click Commerce, Inc. (a)	500	11,410
CMGI, Inc. (a)	94,144	205,234
CNET Networks, Inc. (a)	31,488	326,845
Communication Intelligence Corp. (a)	3,800	1,140
Corillian Corp. (a)	1,722	5,536
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Critical Path, Inc. (a)	3,689	$ 1,734
CyberSource Corp. (a)	2,800	18,788
deltathree, Inc. (a)	500	2,025
Digital Insight Corp. (a)	5,022	109,178
Digital River, Inc. (a)	7,732	212,785
Digitas, Inc. (a)	38,569	426,959
DoubleClick, Inc. (a)	27,698	227,955
DSL.net, Inc. (a)	1,895	190
EarthLink, Inc. (a)	33,248	352,761
EasyLink Services Corp. Class A (a)	170	167
eCollege.com (a)	3,535	36,517
eGain Communications Corp. (a)	500	320
Elcom International, Inc. (a)	2,200	154
Entrust, Inc. (a)	7,900	32,311
Equinix, Inc. (a)	5,633	214,617
FindWhat.com (a)	3,079	16,380
Google, Inc. Class A (sub. vtg.)	25,703	7,155,715
GoRemote Internet Communications, Inc. (a)	2,000	3,120
Greenfield Online, Inc.	3,100	42,160
High Speed Access Corp. (a)	5,100	0
Homestore, Inc. (a)	33,750	70,538
I-Many, Inc. (a)	5,700	9,006
iBasis, Inc. (a)	2,400	5,520
InfoSpace, Inc. (a)	4,695	159,254
Innodata Isogen, Inc. (a)	9,200	27,508
InteliData Technologies Corp. (a)	4,700	1,598
Interland, Inc. (a)	1,108	2,105
Internap Network Services Corp. (a)	83,396	38,362
Internet America, Inc. (a)	4,200	3,906
Internet Capital Group, Inc. (a)	1,307	7,581
Internet Commerce Corp. Class A (a)	600	972
Interwoven, Inc. (a)	5,949	47,354
Intraware, Inc. (a)	1,200	468
iPass, Inc. (a)	21,857	134,858
IPIX Corp. (a)	295	788
iVillage, Inc. (a)	6,349	38,284
j2 Global Communications, Inc. (a)	5,240	183,819
Jupiter Media Metrix, Inc. (a)	4,711	0
Jupitermedia Corp. (a)	1,200	21,900
Kana Software, Inc. (a)	3,268	6,209
Keynote Systems, Inc. (a)	1,600	18,560
LookSmart Ltd. (a)	11,207	8,405
Loudeye Corp. (a)	2,000	1,800
LQ Corp., Inc. (a)	574	953
Marchex, Inc. Class B	6,203	92,549
MatrixOne, Inc. (a)	7,185	32,835
NaviSite, Inc. (a)	344	530
Neoforma, Inc. (a)	2,800	19,180
Net2Phone, Inc. (a)	5,858	9,373
NetRatings, Inc. (a)	3,275	44,606

	Shares	Value
NIC, Inc. (a)	4,201	$ 18,442
Niku Corp. (a)	1,390	20,906
On2.Com, Inc. (a)	18,981	11,009
Onstream Media Corp. (a)	206	258
Openwave Systems, Inc. (a)	14,800	230,140
Optio Software, Inc. (a)	3,000	3,930
PEC Solutions, Inc. (a)	3,500	54,285
Plumtree Software, Inc. (a)	9,421	43,337
Prescient Applied Intel, Inc. (a)	120	50
Raindance Communications, Inc. (a)	14,360	29,438
RealNetworks, Inc. (a)	41,635	212,755
Register.com, Inc. (a)	4,844	30,275
S1 Corp. (a)	6,982	31,279
Saba Software, Inc. (a)	600	2,436
Salon Media Group, Inc. (a)	5,500	1,100
SAVVIS Communications Corp. (a)	9,243	6,285
SeeBeyond Technology Corp. (a)	8,415	25,077
Selectica, Inc. (a)	6,434	20,396
SmartServ Online, Inc. (a)	150	132
SonicWALL, Inc. (a)	13,089	80,890
Stellent, Inc. (a)	4,736	35,852
Supportsoft, Inc. (a)	10,058	52,100
Terremark Worldwide, Inc. (a)	6,610	45,477
The Sedona Corp. (a)	6,100	1,098
TheStreet.com, Inc. (a)	3,600	11,160
Track Data Corp.	1,640	3,608
Tucows, Inc. (a)	2,000	1,740
Tumbleweed Communications Corp. (a)	1,858	4,088
United Online, Inc.	17,898	231,600
ValueClick, Inc. (a)	21,154	226,771
VeriSign, Inc. (a)	56,530	1,828,746
Via Net.Works, Inc. (a)	2,930	293
Vignette Corp. (a)	28,284	32,809
Vitria Technology, Inc. (a)	2,487	7,958
Webb Interactive Services, Inc. (a)	4,300	473
WebEx Communications, Inc. (a)	10,438	280,365
webMethods, Inc. (a)	6,251	31,443
Websense, Inc. (a)	5,647	303,300
WorldGate Communications, Inc. (a)	1,300	6,579
Yahoo!, Inc. (a)	256,178	9,529,822
Zix Corp. (a)	10,905	35,877
		25,024,373
IT Services - 1.3%
Acxiom Corp.	16,559	305,514
Affiliated Computer Services, Inc. Class A (a)	25,996	1,344,773
Affinity Technology Group, Inc. (a)	10,600	901
Alliance Data Systems Corp. (a)	8,580	323,638
Answerthink, Inc. (a)	2,704	10,708
Anteon International Corp. (a)	7,822	345,654
Applied Digital Solutions, Inc. (a)	2,397	9,157
Automatic Data Processing, Inc.	129,579	5,675,560
BearingPoint, Inc. (a)	38,190	250,145
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
CACI International, Inc. Class A (a)	7,313	$ 471,396
Carreker Corp. (a)	4,530	23,783
Ceridian Corp. (a)	31,365	598,131
Certegy, Inc.	12,501	469,413
CheckFree Corp. (a)	15,272	570,104
Ciber, Inc. (a)	7,491	61,052
Cognizant Technology Solutions Corp. Class A (a)	29,888	1,434,624
Computer Horizons Corp. (a)	5,300	15,370
Computer Sciences Corp. (a)	39,276	1,818,872
Convergys Corp. (a)	36,162	492,888
Covansys Corp. (a)	1,255	15,374
CSG Systems International, Inc. (a)	11,319	215,287
CSP, Inc. (a)	3,600	35,316
Direct Insite Corp. (a)	40	32
DST Systems, Inc. (a)	15,589	753,884
Edgewater Technology, Inc. (a)	2,800	12,180
eFunds Corp. (a)	11,708	236,736
Electronic Data Systems Corp.	116,359	2,292,272
eLoyalty Corp. (a)	3,847	19,043
ePresence, Inc. (a)	600	0
Euronet Worldwide, Inc. (a)	4,100	114,964
First Data Corp.	188,193	7,119,341
Fiserv, Inc. (a)	40,125	1,725,375
Forrester Research, Inc. (a)	3,800	62,700
Gartner, Inc. Class A (a)	22,106	219,292
Global Payments, Inc.	7,206	499,376
Hewitt Associates, Inc. Class A (a)	8,829	224,698
iGate Corp. (a)	4,382	19,149
Infocrossing, Inc. (a)	12,655	138,699
Inforte Corp.	640	2,195
infoUSA, Inc.	5,193	62,731
Intrado, Inc. (a)	3,108	39,751
iPayment, Inc. (a)	1,534	58,507
Iron Mountain, Inc. (a)	26,669	765,400
Kanbay International, Inc.	4,600	95,496
Keane, Inc. (a)	8,692	116,647
Lightbridge, Inc. (a)	4,152	26,075
Lionbridge Technologies, Inc. (a)	18,336	91,313
ManTech International Corp. Class A (a)	7,337	210,792
Maximus, Inc.	3,215	110,242
MPS Group, Inc. (a)	25,800	242,004
New Century Equity Holdings Corp. (a)	1,200	258
Paychex, Inc.	73,167	2,113,063
Pegasus Solutions, Inc. (a)	3,050	32,818
Perot Systems Corp. Class A (a)	22,474	290,364
RightNow Technologies, Inc.	665	6,211
Sabre Holdings Corp. Class A	28,409	570,169
Safeguard Scientifics, Inc. (a)	11,755	11,637
Sapient Corp. (a)	32,671	274,436
SI International, Inc. (a)	2,269	64,326

	Shares	Value
SM&A (a)	3,853	$ 33,752
SRA International, Inc. Class A (a)	7,184	243,897
StarTek, Inc.	1,900	26,505
Storage Engine, Inc. (a)	434	1
SunGard Data Systems, Inc. (a)	60,730	2,107,938
Sykes Enterprises, Inc. (a)	6,100	50,508
Syntel, Inc.	5,600	87,696
TALX Corp.	3,561	99,423
Technology Solutions Co. (a)	9,105	4,735
The BISYS Group, Inc. (a)	23,652	360,693
The Management Network Group, Inc. (a)	1,200	2,820
theglobe.com, Inc. (a)	6,400	736
Tier Technologies, Inc. Class B (a)	3,200	28,288
Titan Corp. (a)	17,956	395,032
TNS, Inc. (a)	834	18,248
Total System Services, Inc.	6,668	162,366
TSR, Inc.	100	585
Tyler Technologies, Inc. (a)	6,359	41,397
Unisys Corp. (a)	69,966	506,554
VeriFone Holdings, Inc.	1,335	17,288
Wright Express Corp.	19,580	313,476
		37,611,774
Office Electronics - 0.1%
Xerox Corp. (a)	214,334	2,908,512
Zebra Technologies Corp. Class A (a)	14,304	610,495
		3,519,007
Semiconductors & Semiconductor Equipment - 3.2%
8X8, Inc. (a)	1,000	1,930
Actel Corp. (a)	3,829	56,631
ADE Corp. (a)	800	17,944
Advanced Energy Industries, Inc. (a)	4,100	39,114
Advanced Micro Devices, Inc. (a)	79,207	1,298,995
Advanced Power Technology, Inc. (a)	2,155	13,900
AEHR Test Systems (a)	3,046	9,199
Agere Systems, Inc. (a)	39,292	534,371
Alliance Semiconductor Corp. (a)	2,900	4,872
Altera Corp. (a)	81,627	1,811,303
AMIS Holdings, Inc. (a)	8,318	99,816
Amkor Technology, Inc. (a)	28,226	100,202
Amtech Systems, Inc. (a)	3,500	20,965
ANADIGICS, Inc. (a)	5,094	8,354
Analog Devices, Inc.	81,164	3,009,561
Applied Materials, Inc.	370,174	6,074,555
Applied Micro Circuits Corp. (a)	58,565	168,082
Asyst Technologies, Inc. (a)	5,531	23,286
Atheros Communications, Inc. (a)	17,385	160,637
Atmel Corp. (a)	108,362	325,086
ATMI, Inc. (a)	4,900	137,690
August Technology Corp. (a)	2,100	23,877
Axcelis Technologies, Inc. (a)	22,378	148,814
AXT, Inc. (a)	5,100	6,426
Broadcom Corp. Class A (a)	58,704	2,083,405
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Brooks Automation, Inc. (a)	8,613	$ 129,884
Cabot Microelectronics Corp. (a)	6,707	210,130
California Micro Devices Corp. (a)	1,400	6,720
Celeritek, Inc.	800	656
Ceva, Inc. (a)	3,103	22,590
Cirrus Logic, Inc. (a)	12,367	64,061
Cohu, Inc.	3,575	68,712
Conexant Systems, Inc. (a)	87,659	125,352
Credence Systems Corp. (a)	30,931	244,974
Cree, Inc. (a)	15,121	454,235
Cymer, Inc. (a)	6,153	174,807
Cypress Semiconductor Corp. (a)	38,400	496,512
Diodes, Inc. (a)	2,892	96,159
DPAC Technologies Corp. (a)	5,400	1,458
DSP Group, Inc. (a)	4,100	96,432
Electroglas, Inc. (a)	4,674	16,125
EMCORE Corp. (a)	2,848	11,307
Entegris, Inc. (a)	9,300	90,210
ESS Technology, Inc. (a)	6,403	26,380
Exar Corp. (a)	5,900	84,960
Fairchild Semiconductor International, Inc. (a)	27,314	390,590
FEI Co. (a)	4,100	85,362
FormFactor, Inc. (a)	5,967	155,261
Freescale Semiconductor, Inc.:
Class A	24,529	495,486
Class B (a)	65,291	1,318,878
FSI International, Inc. (a)	4,200	15,792
Genesis Microchip, Inc. (a)	7,558	125,085
Helix Technology Corp.	4,273	53,883
Hi/fn, Inc. (a)	1,922	12,762
Ibis Technology Corp. (a)	2,229	2,809
Integrated Circuit Systems, Inc. (a)	16,572	351,161
Integrated Device Technology, Inc. (a)	20,937	256,060
Integrated Silicon Solution, Inc. (a)	4,221	27,648
Intel Corp.	1,389,839	37,428,364
International Rectifier Corp. (a)	15,987	763,859
Intersil Corp. Class A	43,619	818,292
Intest Corp. (a)	2,530	9,080
IXYS Corp. (a)	3,700	51,171
JMAR Technologies, Inc. (a)	2,900	3,654
KLA-Tencor Corp.	42,932	1,949,542
Kopin Corp. (a)	9,400	36,190
Kulicke & Soffa Industries, Inc. (a)	7,962	46,259
Lam Research Corp. (a)	30,532	936,722
Lattice Semiconductor Corp. (a)	21,552	90,949
Leadis Technology, Inc.	7,132	48,854
Linear Technology Corp.	65,558	2,456,458
LSI Logic Corp. (a)	114,968	846,164
LTX Corp. (a)	8,192	39,240
Mattson Technology, Inc. (a)	7,388	57,774

	Shares	Value
Maxim Integrated Products, Inc.	70,507	$ 2,777,976
MEMC Electronic Materials, Inc. (a)	36,525	500,393
Micrel, Inc. (a)	13,153	152,575
Micro Component Technology, Inc. (a)	4,500	900
Micro Linear Corp. (a)	100	585
Microchip Technology, Inc.	46,337	1,373,429
Micron Technology, Inc. (a)	139,513	1,531,853
Microsemi Corp. (a)	13,966	288,119
Mindspeed Technologies, Inc. (a)	25,211	36,052
MIPS Technologies, Inc. (a)	6,500	56,030
MKS Instruments, Inc. (a)	12,987	216,883
Monolithic System Technology, Inc. (a)	4,277	23,823
Mykrolis Corp. (a)	7,024	94,754
Nanometrics, Inc. (a)	800	9,024
National Semiconductor Corp.	76,338	1,535,921
NeoMagic Corp. (a)	1,000	370
Novellus Systems, Inc. (a)	30,894	823,325
NVIDIA Corp. (a)	32,620	886,938
Omnivision Technologies, Inc. (a)	9,772	154,593
ON Semiconductor Corp. (a)	49,216	221,472
PDF Solutions, Inc. (a)	4,200	49,308
Pericom Semiconductor Corp. (a)	4,500	36,045
Photronics, Inc. (a)	4,841	111,488
Pixelworks, Inc. (a)	5,600	47,992
PLX Technology, Inc. (a)	3,886	29,611
Power Integrations, Inc. (a)	8,058	191,942
QuickLogic Corp. (a)	4,793	20,945
Rambus, Inc. (a)	20,136	308,685
Ramtron International Corp. (a)	4,700	12,831
RF Micro Devices, Inc. (a)	34,167	158,877
Rudolph Technologies, Inc. (a)	2,300	33,166
Semitool, Inc. (a)	4,700	41,219
Semtech Corp. (a)	16,534	301,580
Sigma Designs, Inc. (a)	2,609	20,611
SigmaTel, Inc. (a)	3,990	90,334
Silicon Image, Inc. (a)	18,184	213,480
Silicon Laboratories, Inc. (a)	8,113	224,973
Silicon Storage Technology, Inc. (a)	18,672	64,232
Sipex Corp. (a)	1,500	2,475
Skyworks Solutions, Inc. (a)	26,316	166,580
SRS Labs, Inc. (a)	2,700	15,145
Standard Microsystems Corp. (a)	2,900	47,154
Supertex, Inc. (a)	2,131	37,058
Tegal Corp. (a)	6,100	6,466
Teradyne, Inc. (a)	44,784	582,640
Tessera Technologies, Inc. (a)	8,659	254,921
Texas Instruments, Inc.	380,809	10,525,561
Therma-Wave, Inc. (a)	5,400	8,424
Three-Five Systems, Inc. (a)	1,500	1,005
Transmeta Corp. (a)	19,000	15,390
Transwitch Corp. (a)	14,454	28,474
Trident Microsystems, Inc. (a)	5,569	117,951
Trio-Tech International (a)	3,600	13,140
Tripath Technology, Inc. (a)	1,600	1,248
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
TriQuint Semiconductor, Inc. (a)	18,701	$ 63,396
Tvia, Inc. (a)	6,300	8,946
Ultratech, Inc. (a)	3,672	64,370
Varian Semiconductor Equipment Associates, Inc. (a)	6,181	250,825
Veeco Instruments, Inc. (a)	4,200	63,294
Virage Logic Corp. (a)	3,148	34,754
Vitesse Semiconductor Corp. (a)	39,408	98,520
Volterra Semiconductor Corp.	5,049	68,969
White Electronic Designs Corp. (a)	3,182	15,878
Xilinx, Inc.	76,378	2,119,490
Zoran Corp. (a)	8,297	102,385
		94,830,821
Software - 3.6%
Activision, Inc. (a)	38,190	601,874
Actuate Corp. (a)	4,899	10,484
Adept Technology, Inc. (a)	680	5,474
Adobe Systems, Inc.	104,760	3,463,366
Advent Software, Inc. (a)	4,100	82,246
Agile Software Corp. (a)	5,154	33,243
Altiris, Inc. (a)	3,734	70,199
American Software, Inc. Class A	3,700	19,092
Analytical Surveys, Inc. (a)	20	32
Ansoft Corp. (a)	500	11,150
Ansys, Inc. (a)	5,270	175,702
Applix, Inc. (a)	2,600	12,532
ARI Network Services, Inc. (a)	2,800	7,700
Artisoft, Inc. (a)	533	879
Aspect Communications Corp. (a)	9,151	87,850
Aspen Technology, Inc. (a)	4,900	25,676
Atari, Inc. (a)	28,859	71,282
Authentidate Holding Corp. (a)	1,900	5,586
Autodesk, Inc.	50,967	2,017,274
Axeda Systems, Inc. (a)	4,600	1,426
BEA Systems, Inc. (a)	81,886	690,299
BindView Development Corp. (a)	4,100	12,792
Bitstream, Inc. Class A (a)	5,067	13,985
Blackbaud, Inc.	660	9,082
BMC Software, Inc. (a)	54,176	922,076
Borland Software Corp. (a)	21,785	139,424
Bottomline Technologies, Inc. (a)	1,400	19,012
BSQUARE Corp. (a)	1,200	600
Cadence Design Systems, Inc. (a)	65,249	911,529
CAM Commerce Solutions, Inc. (a)	2,300	36,202
Captaris, Inc. (a)	7,200	26,064
Captiva Software Corp. (a)	2,000	26,840
Catapult Communications Corp. (a)	1,500	21,105
CCC Information Services Group, Inc. (a)	2,180	50,968
Citrix Systems, Inc. (a)	35,592	895,495
Computer Associates International, Inc.	105,054	2,864,823
Compuware Corp. (a)	67,579	462,916

	Shares	Value
Concord Communications, Inc. (a)	2,785	$ 47,122
Concur Technologies, Inc. (a)	3,000	28,770
Convera Corp. Class A (a)	2,323	10,012
Datastream Systems, Inc. (a)	2,700	16,011
Datawatch Corp. (a)	2,268	9,526
Digimarc Corp. (a)	1,449	7,390
DocuCorp International, Inc. (a)	2,820	18,894
Dynamics Research Corp. (a)	2,379	35,423
E.piphany, Inc. (a)	9,600	33,504
Electronic Arts, Inc. (a)	64,443	3,385,835
Embarcadero Technologies, Inc. (a)	2,400	13,704
eMerge Interactive, Inc. Class A (a)	3,830	1,915
Epicor Software Corp. (a)	8,396	103,523
EPIQ Systems, Inc. (a)	3,148	51,470
ePlus, Inc. (a)	1,200	14,881
Extended Systems, Inc. (a)	500	1,705
FactSet Research Systems, Inc.	10,891	348,621
Fair, Isaac & Co., Inc.	15,339	525,361
FalconStor Software, Inc. (a)	3,300	24,123
FileNET Corp. (a)	13,069	364,102
Forgent Networks, Inc. (a)	7,880	14,184
GraphOn Corp. (a)	4,200	1,470
Hyperion Solutions Corp. (a)	9,478	418,264
Informatica Corp. (a)	43,164	370,347
Intellisync Corp. (a)	6,400	17,088
Interactive Intelligence, Inc. (a)	2,100	10,248
Internet Security Systems, Inc. (a)	12,578	279,232
InterVideo, Inc.	1,781	27,036
Intervoice, Inc. (a)	11,355	101,741
Intrusion, Inc. (a)	900	2,538
Intuit, Inc. (a)	38,831	1,678,276
Jack Henry & Associates, Inc.	16,855	298,165
JAMDAT Mobile, Inc.	4,125	116,366
JDA Software Group, Inc. (a)	3,900	50,388
Kronos, Inc. (a)	6,812	307,630
Lawson Software, Inc. (a)	29,938	177,233
Level 8 Systems, Inc. (a)	1,500	87
Macromedia, Inc. (a)	16,044	709,466
Macrovision Corp. (a)	9,518	199,973
Magma Design Automation, Inc. (a)	4,600	36,662
Manhattan Associates, Inc. (a)	7,847	166,670
Manugistics Group, Inc. (a)	10,635	19,143
MapInfo Corp. (a)	3,502	43,635
McAfee, Inc. (a)	32,979	945,838
Mentor Graphics Corp. (a)	20,882	214,667
Mercury Interactive Corp. (a)	18,685	843,067
MetaSolv, Inc. (a)	1,300	2,691
Micromuse, Inc. (a)	10,474	65,777
MICROS Systems, Inc. (a)	8,198	368,746
Microsoft Corp.	2,125,516	54,838,313
MicroStrategy, Inc. Class A (a)	4,097	228,203
Midway Games, Inc. (a)	7,292	64,534
Mobius Management Systems, Inc. (a)	5,733	35,373
Moldflow Corp. (a)	2,648	34,954
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
MRO Software, Inc. (a)	3,700	$ 55,500
Napster, Inc. (a)	3,394	14,391
NAVTEQ Corp.	18,973	723,820
NEON Systems, Inc. (a)	900	2,790
Netguru, Inc. (a)	1,800	1,854
NetIQ Corp. (a)	9,253	102,153
NetManage, Inc. (a)	1,157	7,347
NetScout Systems, Inc. (a)	7,668	47,235
NetSol Technologies, Inc. (a)	20	40
Novell, Inc. (a)	83,805	490,259
Nuance Communications, Inc. (a)	4,500	21,195
NYFIX, Inc. (a)	5,400	27,270
ONYX Software Corp. (a)	875	2,931
Open Solutions, Inc. (a)	7,534	133,729
Opnet Technologies, Inc. (a)	4,559	36,882
Opsware, Inc. (a)	24,964	124,071
Oracle Corp. (a)	872,526	11,185,783
PalmSource, Inc. (a)	1,275	12,788
Parametric Technology Corp. (a)	63,973	385,117
Peerless Systems Corp. (a)	200	724
Pegasystems, Inc. (a)	3,570	21,313
Pervasive Software, Inc. (a)	4,094	18,955
Phoenix Technologies Ltd. (a)	3,000	24,360
Plato Learning, Inc. (a)	2,149	16,418
Portal Software, Inc. (a)	5,009	9,868
Programmer's Paradise, Inc.	1,200	12,324
Progress Software Corp. (a)	5,600	163,352
QAD, Inc.	4,079	28,635
Quality Systems, Inc.	1,806	108,595
Quest Software, Inc. (a)	14,533	192,199
Quovadx, Inc. (a)	7,549	20,533
Radiant Systems, Inc. (a)	2,700	28,242
Red Hat, Inc. (a)	39,452	498,673
Renaissance Learning, Inc.	4,400	86,988
Reynolds & Reynolds Co. Class A	14,364	391,994
RSA Security, Inc. (a)	15,723	193,393
SAFLINK Corp. (a)	1,740	3,758
Salesforce.com, Inc.	12,084	244,580
ScanSoft, Inc. (a)	11,212	45,521
SCO Group, Inc. (a)	3,132	12,966
Secure Computing Corp. (a)	4,719	52,947
Segue Software, Inc. (a)	1,900	9,500
SERENA Software, Inc. (a)	4,635	90,707
Siebel Systems, Inc. (a)	108,898	1,004,040
Smith Micro Software, Inc. (a)	3,687	15,928
Sonic Foundry, Inc. (a)	1,800	2,304
Sonic Solutions, Inc. (a)	2,792	42,662
Splinex Technology, Inc. (a)	529	0
SPSS, Inc. (a)	1,760	30,765
SS&C Technologies, Inc.	3,120	93,288
SSA Global Technologies, Inc.	1,264	13,904

	Shares	Value
StorageNetworks, Inc. (a)	13,600	$ 0
SumTotal Systems, Inc. (a)	682	2,858
Sybase, Inc. (a)	17,036	347,534
Symantec Corp. (a)	155,227	3,509,682
Synopsys, Inc. (a)	33,824	611,200
Synplicity, Inc. (a)	300	1,830
Take-Two Interactive Software, Inc. (a)	15,130	389,749
TenFold Corp. (a)	2,690	1,076
THQ, Inc. (a)	15,016	418,796
TIBCO Software, Inc. (a)	32,652	207,014
Transaction Systems Architects, Inc. Class A (a)	6,378	145,291
Ulticom, Inc. (a)	4,033	37,104
Ultimate Software Group, Inc. (a)	5,525	87,958
VA Software Corp. (a)	11,502	19,438
Verint Systems, Inc. (a)	2,382	83,370
VERITAS Software Corp. (a)	97,303	2,419,926
Verity, Inc. (a)	5,230	44,612
Versant Corp. (a)	3,200	1,312
Versata, Inc. (a)	316	269
VerticalNet, Inc. (a)	530	366
Viewpoint Corp. (a)	3,600	5,220
Visual Networks, Inc. (a)	6,000	7,740
Voxware, Inc. (a)	9,500	447
WatchGuard Technologies, Inc. (a)	2,887	10,480
Wave Systems Corp. Class A (a)	2,100	1,827
Wind River Systems, Inc. (a)	29,444	482,587
Witness Systems, Inc. (a)	1,170	20,335
		107,248,788
TOTAL INFORMATION TECHNOLOGY		454,419,666
MATERIALS - 3.1%
Chemicals - 1.6%
A. Schulman, Inc.	5,900	96,524
Air Products & Chemicals, Inc.	45,253	2,725,588
Airgas, Inc.	17,437	418,488
Albemarle Corp.	11,290	429,472
American Pacific Corp. (a)	800	6,480
American Vanguard Corp.	2,636	47,184
Arch Chemicals, Inc.	3,424	80,704
Atlantis Plastics, Inc. Class A	600	3,726
Bairnco Corp.	800	8,936
Balchem Corp.	750	20,775
Cabot Corp.	12,694	368,126
Calgon Carbon Corp.	3,000	26,730
Cambrex Corp.	2,830	51,223
Celanese Corp. Class A	9,322	144,305
CFC International, Inc. (a)	600	11,058
Crompton Corp.	33,227	510,034
Cytec Industries, Inc.	7,617	317,324
Dow Chemical Co.	209,238	9,476,389
E.I. du Pont de Nemours & Co.	218,839	10,178,202
Eastman Chemical Co.	17,784	1,045,344
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Ecolab, Inc.	39,111	$ 1,264,459
Eden Bioscience Corp. (a)	8,372	5,023
Engelhard Corp.	26,594	781,864
Ferro Corp.	15,338	295,103
FMC Corp. (a)	7,553	418,814
Georgia Gulf Corp.	6,865	218,170
Great Lakes Chemical Corp.	14,168	480,295
H.B. Fuller Co.	4,800	155,520
Hawkins, Inc.	5,191	63,849
Hercules, Inc. (a)	23,992	332,529
Huntsman Corp.	12,000	231,000
International Flavors & Fragrances, Inc.	20,178	748,402
Kronos Worldwide, Inc.	87	2,749
LESCO, Inc. (a)	2,923	39,461
Lubrizol Corp.	14,867	585,314
Lyondell Chemical Co.	45,413	1,078,105
MacDermid, Inc.	4,758	138,505
Material Sciences Corp. (a)	1,300	15,860
Minerals Technologies, Inc.	7,252	488,060
Monsanto Co.	58,101	3,311,757
Mosaic Co. (a)	25,640	335,371
Nalco Holding Co.	12,050	213,526
Nanophase Technologies Corp. (a)	3,697	24,104
NewMarket Corp. (a)	7,190	97,712
NL Industries, Inc.	5,326	80,955
Olin Corp.	17,725	332,698
OM Group, Inc. (a)	4,792	120,758
OMNOVA Solutions, Inc. (a)	3,100	12,586
Penford Corp.	600	9,294
PolyOne Corp. (a)	28,630	192,394
PPG Industries, Inc.	36,625	2,394,909
Praxair, Inc.	69,601	3,262,199
Quaker Chemical Corp.	700	12,390
Rohm & Haas Co.	30,732	1,433,648
RPM International, Inc.	24,714	434,966
Sensient Technologies Corp.	11,073	225,336
Sigma Aldrich Corp.	11,458	686,449
Spartech Corp.	9,611	194,431
Stepan Co.	700	14,847
Summa Industries, Inc.	500	3,850
Symyx Technologies, Inc. (a)	5,000	127,400
Terra Industries, Inc. (a)	17,967	114,090
The Scotts Co. Class A (a)	5,183	367,838
Valspar Corp.	12,042	570,791
Vulcan International Corp.	100	4,910
W.R. Grace & Co. (a)	13,050	134,676
Wellman, Inc.	2,274	25,560
Westlake Chemical Corp.	707	16,954
Zoltek Companies, Inc. (a)	800	7,968
		48,074,061

	Shares	Value
Construction Materials - 0.1%
Eagle Materials, Inc.	4,054	$ 355,414
Florida Rock Industries, Inc.	7,890	516,401
Headwaters, Inc. (a)	9,029	298,679
Lafarge North America, Inc.	6,258	377,795
Martin Marietta Materials, Inc.	11,253	686,996
Texas Industries, Inc.	3,522	162,082
U.S. Concrete, Inc. (a)	100	612
Vulcan Materials Co.	17,841	1,069,211
		3,467,190
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	600	10,338
Anchor Glass Container Corp.	11,433	19,665
Aptargroup, Inc.	6,929	346,450
Ball Corp.	20,634	774,807
Bemis Co., Inc.	22,012	597,846
Caraustar Industries, Inc. (a)	5,232	54,936
Chesapeake Corp.	3,900	81,393
Crown Holdings, Inc. (a)	32,258	480,322
Graphic Packaging Corp. (a)	18,587	69,701
Greif Brothers Corp. Class A	4,918	357,440
Longview Fibre Co.	10,700	213,679
MOD-PAC Corp. (sub. vtg.) (a)	1,150	18,341
Myers Industries, Inc.	2,494	27,808
Owens-Illinois, Inc. (a)	29,918	769,192
Packaging Corp. of America	18,361	401,004
Packaging Dynamics Corp.	320	4,512
Pactiv Corp. (a)	31,110	710,864
Rock-Tenn Co. Class A	5,000	57,550
Sealed Air Corp. (a)	16,775	868,777
Silgan Holdings, Inc.	3,200	182,400
Smurfit-Stone Container Corp. (a)	51,411	558,838
Sonoco Products Co.	18,312	487,649
Temple-Inland, Inc.	23,086	824,632
		7,918,144
Metals & Mining - 0.7%
AK Steel Holding Corp. (a)	22,608	172,951
Alcoa, Inc.	189,861	5,145,233
Aleris International, Inc. (a)	5,770	137,441
Allegheny Technologies, Inc.	15,150	322,089
Amcol International Corp.	3,826	74,224
Brush Engineered Materials, Inc. (a)	4,706	66,731
Carpenter Technology Corp.	4,219	227,826
Century Aluminum Co. (a)	6,300	141,183
Cleveland-Cliffs, Inc.	5,855	343,279
Coeur d'Alene Mines Corp. (a)	37,016	123,263
Commercial Metals Co.	14,862	388,790
Compass Minerals International, Inc.	11,094	249,948
Freeport-McMoRan Copper & Gold, Inc. Class B	37,051	1,307,900
Gibraltar Industries, Inc.	11,584	226,583
Glamis Gold Ltd. (a)	24,760	349,938
Hecla Mining Co. (a)	17,839	79,919
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Meridian Gold, Inc. (a)	19,029	$ 317,150
Newmont Mining Corp.	86,675	3,227,777
NN, Inc.	100	1,269
Nucor Corp.	30,862	1,634,452
Oregon Steel Mills, Inc. (a)	10,953	193,430
Phelps Dodge Corp.	20,615	1,801,751
Quanex Corp.	7,326	380,146
Reliance Steel & Aluminum Co.	7,747	298,182
Roanoke Electric Steel Corp.	5,013	100,511
Royal Gold, Inc.	3,723	65,339
RTI International Metals, Inc. (a)	4,252	116,462
Ryerson Tull, Inc.	1,290	19,634
Schnitzer Steel Industries, Inc. Class A	6,426	148,569
Southern Peru Copper Corp.	2,767	128,555
Steel Dynamics, Inc.	10,869	292,267
Steel Technologies, Inc.	2,600	52,000
Stillwater Mining Co. (a)	16,535	111,611
Synalloy Corp. (a)	700	8,050
Titanium Metals Corp. (a)	2,050	87,207
United States Steel Corp.	24,214	962,991
Universal Stainless & Alloy Products, Inc. (a)	2,700	33,885
Wheeling Pittsburgh Corp. (a)	2,314	41,050
Worthington Industries, Inc.	12,166	203,902
		19,583,488
Paper & Forest Products - 0.4%
Bowater, Inc.	16,248	510,187
Buckeye Technologies, Inc. (a)	6,535	54,044
Deltic Timber Corp.	2,383	92,222
Georgia-Pacific Corp.	48,950	1,622,203
International Paper Co.	107,735	3,470,144
Louisiana-Pacific Corp.	21,677	545,827
MeadWestvaco Corp.	45,935	1,317,416
Neenah Paper, Inc.	2,897	86,707
P.H. Glatfelter Co.	6,530	73,136
Pope & Talbot, Inc.	1,500	16,545
Potlatch Corp.	6,755	349,166
Schweitzer-Mauduit International, Inc.	5,576	167,113
Wausau-Mosinee Paper Corp.	9,800	122,500
Weyerhaeuser Co.	50,030	3,209,425
		11,636,635
TOTAL MATERIALS		90,679,518
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.3%
Acceris Communications, Inc. (a)	450	171
Alaska Communication Systems Group, Inc.	4,500	42,615
Allegiance Telecom, Inc. (a)	7,100	33
ALLTEL Corp.	68,029	3,957,247

	Shares	Value
AT&T Corp.	172,062	$ 3,233,045
BellSouth Corp.	405,240	10,844,222
Broadwing Corp. (a)	10,240	50,176
CenturyTel, Inc.	27,170	890,904
Cincinnati Bell, Inc. (a)	61,223	241,831
Citizens Communications Co.	71,824	979,679
Cogent Communications Group, Inc. (a)	2	46
Commonwealth Telephone Enterprises, Inc.	3,600	188,100
Covad Communications Group, Inc. (a)	33,939	42,763
CT Communications, Inc.	1,738	21,030
D&E Communications, Inc.	2,800	22,652
FairPoint Communications, Inc.	3,643	56,722
Fonix Corp. (a)	465	44
General Communications, Inc. Class A (a)	6,544	53,923
Global Crossing Ltd. (a)	4,203	56,993
HickoryTech Corp.	540	4,903
Hungarian Telephone & Cable Corp. (a)	4,123	74,956
IDT Corp. Class B (a)	11,458	156,975
Iowa Telecommunication Services, Inc.	11,175	210,090
Level 3 Communications, Inc. (a)	106,691	221,917
MCI, Inc.	53,200	1,362,984
McLeodUSA, Inc. Class A (a)	16,080	1,930
Moscow CableCom Corp. (a)	1,700	9,435
North Pittsburgh Systems, Inc.	2,140	40,146
Pac-West Telecomm, Inc. (a)	1,090	1,134
PanAmSat Holding Corp.	10,460	198,845
Premiere Global Services, Inc. (a)	19,031	214,099
Primus Telecommunications Group, Inc. (a)	17,273	15,546
Qwest Communications International, Inc. (a)	322,447	1,263,992
SBC Communications, Inc.	727,863	17,017,437
Shenandoah Telecommunications Co.	1,800	57,600
Sprint Corp.	281,924	6,678,780
SureWest Communications	1,661	39,532
Talk America Holdings, Inc. (a)	4,710	41,872
Time Warner Telecom, Inc. Class A (a)	7,389	37,684
Trinsic, Inc. (a)	731	212
U.S. LEC Corp. Class A (a)	2,800	7,000
Valor Communications Group, Inc.	5,662	77,003
Verizon Communications, Inc.	606,553	21,459,845
WQN, Inc. (a)	310	611
XETA Technologies, Inc. (a)	2,000	6,400
		69,883,124
Wireless Telecommunication Services - 0.5%
Alamosa Holdings, Inc. (a)	38,509	475,586
American Tower Corp. Class A (a)	56,313	1,015,887
At Road, Inc. (a)	6,908	19,066
Centennial Communications Corp. Class A (a)	19,693	257,781
Crown Castle International Corp. (a)	59,613	1,059,919
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Dobson Communications Corp. Class A (a)	17,844	$ 38,008
GoAmerica, Inc. (a)	30	209
InPhonic, Inc.	655	9,674
LCC International, Inc. (a)	2,300	8,211
Metro One Telecommunications, Inc. (a)	5,800	5,452
Nextel Communications, Inc. Class A (a)	236,407	7,134,763
Nextel Partners, Inc. Class A (a)	7,046	167,343
NII Holdings, Inc. (a)	12,425	740,530
Price Communications Corp.	15,956	274,284
Rural Cellular Corp. Class A (a)	4,700	22,654
SBA Communications Corp. Class A (a)	15,828	176,957
SpectraSite, Inc. (a)	9,468	604,532
SunCom Wireless Holdings, Inc. Class A (a)	6,400	13,440
Syniverse Holdings, Inc.	3,780	43,961
Telephone & Data Systems, Inc.	13,090	507,238
U.S. Cellular Corp. (a)	3,371	158,572
U.S. Unwired, Inc. Class A (a)	8,000	40,480
Ubiquitel, Inc. (a)	16,900	116,948
Western Wireless Corp. Class A (a)	14,878	592,293
Wireless Facilities, Inc. (a)	7,785	40,093
		13,523,881
TOTAL TELECOMMUNICATION SERVICES		83,407,005
UTILITIES - 3.4%
Electric Utilities - 1.9%
Allegheny Energy, Inc. (a)	39,957	966,160
Allete, Inc.	4,890	234,720
Alliant Energy Corp.	23,954	661,130
Ameren Corp.	40,990	2,237,234
American Electric Power Co., Inc.	87,811	3,133,975
CenterPoint Energy, Inc.	65,332	800,970
Central Vermont Public Service Corp.	2,400	50,400
CH Energy Group, Inc.	6,461	292,037
Cinergy Corp.	37,072	1,528,479
Cleco Corp.	8,300	173,387
Consolidated Edison, Inc.	53,654	2,441,794
DPL, Inc.	31,522	797,822
DTE Energy Co.	33,622	1,598,390
Duquesne Light Holdings, Inc.	18,842	358,563
Edison International	66,151	2,431,049
El Paso Electric Co. (a)	8,800	176,616
Empire District Electric Co.	5,700	130,986
Entergy Corp.	48,312	3,470,251
Exelon Corp.	144,749	6,781,491
FirstEnergy Corp.	71,548	3,169,576
FPL Group, Inc.	72,908	2,963,710
Great Plains Energy, Inc.	14,229	448,214
Green Mountain Power Corp.	2,020	59,024

	Shares	Value
Hawaiian Electric Industries, Inc.	15,044	$ 388,135
IDACORP, Inc.	11,816	334,629
MGE Energy, Inc.	3,300	118,800
Northeast Utilities	31,344	620,925
NSTAR	10,160	594,766
Otter Tail Corp.	8,116	206,633
Pepco Holdings, Inc.	44,881	1,011,618
PG&E Corp.	84,873	3,035,907
Pinnacle West Capital Corp.	18,423	812,823
PNM Resources, Inc.	9,300	271,002
PPL Corp.	41,117	2,364,639
Progress Energy, Inc.	53,511	2,366,792
Reliant Energy, Inc. (a)	65,900	810,570
Sierra Pacific Resources (a)	27,514	328,792
Southern Co.	163,742	5,559,041
TECO Energy, Inc.	45,359	801,947
UIL Holdings Corp.	2,900	150,336
Unisource Energy Corp.	5,073	145,950
Unitil Corp.	1,979	53,690
Westar Energy, Inc.	19,419	447,996
Xcel Energy, Inc.	82,852	1,526,962
		56,857,931
Gas Utilities - 0.4%
AGL Resources, Inc.	17,824	628,118
Atmos Energy Corp.	20,296	574,174
Cascade Natural Gas Corp.	2,816	54,124
Chesapeake Utilities Corp.	3,158	91,014
Delta Natural Gas Co., Inc.	1,500	38,580
Energen Corp.	5,500	358,490
EnergySouth, Inc.	1,948	52,440
Equitable Resources, Inc.	11,496	730,686
KeySpan Corp.	29,843	1,185,961
Laclede Group, Inc.	3,369	100,733
National Fuel Gas Co.	21,656	606,368
New Jersey Resources Corp.	8,309	374,736
Nicor, Inc.	7,539	297,791
NiSource, Inc.	59,291	1,428,913
Northwest Natural Gas Co.	10,825	391,865
ONEOK, Inc.	22,539	695,328
Peoples Energy Corp.	9,564	408,861
Piedmont Natural Gas Co., Inc.	17,138	419,195
Questar Corp.	19,499	1,229,217
South Jersey Industries, Inc.	4,445	252,032
Southern Union Co.	20,561	503,128
Southwest Gas Corp.	5,329	133,118
UGI Corp.	17,764	470,924
WGL Holdings, Inc.	14,007	455,788
		11,481,584
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	147,189	2,191,644
Baycorp Holdings Ltd. (a)	2,577	35,691
Black Hills Corp.	11,850	433,947
Calpine Corp. (a)	112,045	333,894
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Constellation Energy Group, Inc.	38,507	$ 2,058,199
Duke Energy Corp.	194,050	5,332,494
Dynegy, Inc. Class A (a)	70,878	329,583
NRG Energy, Inc. (a)	18,415	658,336
Ormat Technologies, Inc.	697	11,926
TXU Corp.	62,406	5,009,954
		16,395,668
Multi-Utilities - 0.6%
Aquila, Inc. (a)	55,492	207,540
Avista Corp.	15,952	281,234
CMS Energy Corp. (a)	53,525	708,136
Dominion Resources, Inc.	74,485	5,237,040
Energy East Corp.	31,264	875,392
MDU Resources Group, Inc.	21,802	627,680
OGE Energy Corp.	25,698	713,120
Public Service Enterprise Group, Inc.	51,933	2,882,282
Puget Energy, Inc.	30,052	683,683
SCANA Corp.	20,887	879,969
Sempra Energy	38,013	1,507,976
Vectren Corp.	20,232	552,131
Wisconsin Energy Corp.	23,856	865,973
WPS Resources Corp.	11,330	624,623
		16,646,779
Water Utilities - 0.0%
American States Water Co.	3,400	95,132
Aqua America, Inc.	19,247	523,903
Artesian Resources Corp. Class A	2,095	67,606
California Water Service Group	3,300	119,064
Middlesex Water Co.	2,742	53,030
SJW Corp.	3,300	139,260
Southwest Water Co.	6,003	63,872
		1,061,867
TOTAL UTILITIES		102,443,829
TOTAL COMMON STOCKS (Cost $2,698,057,199)		2,934,593,820
Nonconvertible Preferred Stocks - 0.0%
	Shares	Value
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	13,090	$ 497,420
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $462,951)		497,420
Nonconvertible Bonds - 0.0%
	Principal Amount
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Del Global Technologies Corp. 6% 3/28/07	$ 1,239	6
TOTAL NONCONVERTIBLE BONDS (Cost $922)		6
U.S. Treasury Obligations - 0.2%

U.S. Treasury Bills, yield at date of purchase 2.71% 6/9/05 (d) (Cost $5,995,965)	6,000,000	5,996,544
Money Market Funds - 5.0%
	Shares
Fidelity Cash Central Fund, 3.05% (b)	55,001,635	55,001,635
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	93,664,798	93,664,798
TOTAL MONEY MARKET FUNDS (Cost $148,666,433)		148,666,433
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $2,853,183,470)		3,089,754,223
NET OTHER ASSETS - (4.0)%		(117,846,092)
NET ASSETS - 100%		$2,971,908,131
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
14 Russell 2000 Index Contracts	June 2005	$ 4,320,750	$ 241,655
127 S&P 500 E-Mini Index Contracts	June 2005	7,571,105	37,301
74 S&P 500 Index Contracts	June 2005	22,057,550	777,439
7 S&P MidCap 400 Index Contracts	June 2005	2,347,450	117,207
TOTAL EQUITY INDEX CONTRACTS		$ 36,296,855	$ 1,173,602
The face value of futures purchased as a percentage of net assets - 1.2%
Swap Agreements
		Notional Amount	Value
Equity Total Return Swap
Receive monthly a return equal to Plains All American Pipeline LP and pay monthly a floating rate based on 1-month LIBOR plus 40 basis points with Goldman Sachs	August 2005	$ 317,000	$ 104,870
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,996,544.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Security	Acquisition Date	Acquisition Cost
Starbiz Corp.	7/31/00	$ 0
Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $2,868,058,595. Net unrealized appreciation aggregated $221,695,628, of which $599,095,785 related to appreciated investment securities and $377,400,157 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® U.S. Equity Index Fund

May 31, 2005

1.816023.100

UEI-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.1%
Auto Components - 0.2%
Cooper Tire & Rubber Co.	122,481	$ 2,332
Dana Corp.	287,541	3,896
Delphi Corp.	1,074,627	4,675
Goodyear Tire & Rubber Co. (a)	336,600	4,844
Johnson Controls, Inc.	366,079	20,742
Visteon Corp.	248,048	1,893
		38,382
Automobiles - 0.4%
Ford Motor Co.	3,505,984	34,990
General Motors Corp.	1,081,583	34,102
Harley-Davidson, Inc.	559,097	27,413
		96,505
Distributors - 0.1%
Genuine Parts Co.	334,565	14,373
Diversified Consumer Services - 0.2%
Apollo Group, Inc. Class A (a)	317,327	24,910
H&R Block, Inc.	316,448	15,797
		40,707
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp. unit	1,008,861	53,369
Darden Restaurants, Inc.	282,920	9,189
Harrah's Entertainment, Inc.	217,970	15,652
Hilton Hotels Corp.	736,687	17,850
International Game Technology	660,722	18,619
Marriott International, Inc. Class A	384,769	25,987
McDonald's Corp.	2,435,973	75,369
Starbucks Corp. (a)	765,258	41,898
Starwood Hotels & Resorts Worldwide, Inc. unit	406,854	22,772
Wendy's International, Inc.	218,256	9,850
Yum! Brands, Inc.	557,963	28,618
		319,173
Household Durables - 0.6%
Black & Decker Corp.	153,619	13,414
Centex Corp.	242,337	15,868
Fortune Brands, Inc.	277,441	23,999
KB Home	159,522	10,774
Leggett & Platt, Inc.	365,447	9,736
Maytag Corp.	152,244	2,221
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Newell Rubbermaid, Inc.	526,214	$ 11,992
Pulte Homes, Inc.	226,888	17,346
Snap-On, Inc.	110,939	3,829
The Stanley Works	143,967	6,422
Whirlpool Corp.	128,022	8,808
		124,409
Internet & Catalog Retail - 0.4%
eBay, Inc. (a)	2,317,647	88,094
Leisure Equipment & Products - 0.2%
Brunswick Corp.	185,537	7,986
Eastman Kodak Co.	548,960	14,427
Hasbro, Inc.	319,619	6,450
Mattel, Inc.	797,910	14,506
		43,369
Media - 3.7%
Clear Channel Communications, Inc.	1,009,281	29,501
Comcast Corp. Class A (a)	4,235,883	136,395
Dow Jones & Co., Inc.	135,177	4,799
Gannett Co., Inc.	480,962	35,812
Interpublic Group of Companies, Inc. (a)	809,791	9,993
Knight-Ridder, Inc.	144,574	9,120
McGraw-Hill Companies, Inc.	729,392	31,845
Meredith Corp.	87,092	4,320
News Corp. Class A	5,520,773	89,050
Omnicom Group, Inc.	356,797	29,218
The New York Times Co. Class A	279,144	8,757
Time Warner, Inc. (a)	8,800,640	153,131
Tribune Co.	571,161	20,665
Univision Communications, Inc. Class A (a)	558,915	14,873
Viacom, Inc. Class B (non-vtg.)	3,264,956	111,955
Walt Disney Co.	3,920,516	107,579
		797,013
Multiline Retail - 1.2%
Big Lots, Inc. (a)	216,125	2,736
Dillard's, Inc. Class A	135,249	3,235
Dollar General Corp.	577,256	11,320
Family Dollar Stores, Inc.	321,143	8,244
Federated Department Stores, Inc.	324,010	21,854
JCPenney Co., Inc.	517,751	25,763
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Kohl's Corp. (a)	624,135	$ 30,389
Nordstrom, Inc.	241,410	14,736
Sears Holdings Corp. (a)	183,861	26,972
Target Corp.	1,714,648	92,077
The May Department Stores Co.	559,123	21,336
		258,662
Specialty Retail - 2.2%
AutoNation, Inc. (a)	432,426	8,649
AutoZone, Inc. (a)	129,597	11,731
Bed Bath & Beyond, Inc. (a)	579,459	23,555
Best Buy Co., Inc.	571,689	31,117
Circuit City Stores, Inc.	366,273	6,003
Gap, Inc.	1,517,958	31,877
Home Depot, Inc.	4,205,026	165,468
Limited Brands, Inc.	731,568	15,048
Lowe's Companies, Inc.	1,479,758	84,657
Office Depot, Inc. (a)	598,935	11,811
OfficeMax, Inc.	133,957	4,066
RadioShack Corp.	303,453	7,635
Sherwin-Williams Co.	242,367	10,773
Staples, Inc.	1,422,552	30,628
Tiffany & Co., Inc.	278,617	8,673
TJX Companies, Inc.	922,737	21,158
Toys 'R' Us, Inc. (a)	411,812	10,789
		483,638
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	732,229	21,264
Jones Apparel Group, Inc.	234,410	7,480
Liz Claiborne, Inc.	207,860	7,805
NIKE, Inc. Class B	439,919	36,161
Reebok International Ltd.	107,282	4,367
VF Corp.	191,469	10,805
		87,882
TOTAL CONSUMER DISCRETIONARY		2,392,207
CONSUMER STAPLES - 10.0%
Beverages - 2.3%
Anheuser-Busch Companies, Inc.	1,487,796	69,703
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Brown-Forman Corp. Class B (non-vtg.)	172,600	$ 10,290
Coca-Cola Enterprises, Inc.	675,420	14,778
Molson Coors Brewing Co. Class B	153,929	9,000
Pepsi Bottling Group, Inc.	378,616	10,741
PepsiCo, Inc.	3,213,526	180,793
The Coca-Cola Co.	4,338,167	193,612
		488,917
Food & Staples Retailing - 2.7%
Albertsons, Inc.	704,791	14,794
Costco Wholesale Corp.	904,517	41,083
CVS Corp.	766,083	42,020
Kroger Co. (a)	1,402,039	23,512
Safeway, Inc. (a)	856,916	18,861
SUPERVALU, Inc.	258,712	8,475
Sysco Corp.	1,219,611	45,321
Wal-Mart Stores, Inc.	6,487,465	306,403
Walgreen Co.	1,955,839	88,678
		589,147
Food Products - 1.1%
Archer-Daniels-Midland Co.	1,193,279	23,687
Campbell Soup Co.	623,523	19,348
ConAgra Foods, Inc.	987,129	25,813
General Mills, Inc.	699,089	34,605
H.J. Heinz Co.	670,330	24,380
Hershey Co.	418,931	26,900
Kellogg Co.	672,077	30,573
McCormick & Co., Inc. (non-vtg.)	260,019	8,799
Sara Lee Corp.	1,511,483	30,668
Wm. Wrigley Jr. Co.	374,531	25,569
		250,342
Household Products - 1.8%
Clorox Co.	293,719	17,156
Colgate-Palmolive Co.	1,006,307	50,285
Kimberly-Clark Corp.	921,582	59,285
Procter & Gamble Co.	4,811,512	265,355
		392,081
Personal Products - 0.7%
Alberto-Culver Co.	162,352	7,197
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - continued
Avon Products, Inc.	902,969	$ 35,884
Gillette Co.	1,917,749	101,142
		144,223
Tobacco - 1.4%
Altria Group, Inc.	3,961,180	265,954
Reynolds American, Inc.	222,980	18,487
UST, Inc.	316,557	14,106
		298,547
TOTAL CONSUMER STAPLES		2,163,257
ENERGY - 8.1%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	647,589	29,912
BJ Services Co.	311,090	15,663
Halliburton Co.	965,981	41,286
Nabors Industries Ltd. (a)	271,150	14,943
National Oilwell Varco, Inc. (a)	321,310	14,459
Noble Corp.	259,601	14,699
Rowan Companies, Inc.	205,344	5,647
Schlumberger Ltd. (NY Shares)	1,129,005	77,190
Transocean, Inc. (a)	615,002	30,633
		244,432
Oil, Gas & Consumable Fuels - 6.9%
Amerada Hess Corp.	163,220	15,155
Anadarko Petroleum Corp.	453,515	34,331
Apache Corp.	625,158	36,734
Ashland, Inc.	126,993	8,674
Burlington Resources, Inc.	740,891	37,548
ChevronTexaco Corp.	4,029,785	216,722
ConocoPhillips	1,332,404	143,686
Devon Energy Corp.	918,039	42,138
El Paso Corp.	1,231,650	12,735
EOG Resources, Inc.	457,626	22,831
Exxon Mobil Corp.	12,227,299	687,174
Kerr-McGee Corp.	223,065	16,476
Kinder Morgan, Inc.	210,310	16,343
Marathon Oil Corp.	664,494	32,221
Occidental Petroleum Corp.	760,654	55,611
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Sunoco, Inc.	132,825	$ 13,624
Unocal Corp.	518,117	29,527
Valero Energy Corp.	491,448	33,723
Williams Companies, Inc.	1,091,893	20,102
XTO Energy, Inc.	665,214	20,701
		1,496,056
TOTAL ENERGY		1,740,488
FINANCIALS - 19.4%
Capital Markets - 2.6%
Bank of New York Co., Inc.	1,490,609	42,959
Bear Stearns Companies, Inc.	216,946	21,486
Charles Schwab Corp.	2,198,268	24,928
E*TRADE Financial Corp. (a)	709,737	8,765
Federated Investors, Inc. Class B (non-vtg.)	182,185	5,394
Franklin Resources, Inc.	378,767	27,324
Goldman Sachs Group, Inc.	857,420	83,598
Janus Capital Group, Inc.	452,467	6,950
Lehman Brothers Holdings, Inc.	528,569	48,734
Mellon Financial Corp.	811,470	22,526
Merrill Lynch & Co., Inc.	1,782,422	96,714
Morgan Stanley	2,130,763	104,322
Northern Trust Corp.	389,470	17,884
State Street Corp.	638,680	30,657
T. Rowe Price Group, Inc.	237,004	14,140
		556,381
Commercial Banks - 5.7%
AmSouth Bancorp.	679,986	18,128
Bank of America Corp.	7,762,297	359,550
BB&T Corp.	1,050,237	41,946
Comerica, Inc.	325,909	18,212
Compass Bancshares, Inc.	236,615	10,546
Fifth Third Bancorp	995,912	42,446
First Horizon National Corp.	235,777	9,957
Huntington Bancshares, Inc.	443,983	10,354
KeyCorp	778,064	25,489
M&T Bank Corp.	188,317	19,235
Marshall & Ilsley Corp.	397,900	17,313
National City Corp.	1,137,885	39,325
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
North Fork Bancorp, Inc., New York	901,238	$ 24,568
PNC Financial Services Group, Inc.	541,223	29,578
Regions Financial Corp. New	889,645	29,963
SunTrust Banks, Inc.	649,497	47,809
Synovus Financial Corp.	595,253	17,304
U.S. Bancorp, Delaware	3,549,009	104,092
Wachovia Corp.	3,036,091	154,082
Wells Fargo & Co.	3,247,220	196,165
Zions Bancorp	172,063	12,189
		1,228,251
Consumer Finance - 1.2%
American Express Co.	2,246,403	120,969
Capital One Financial Corp.	473,329	35,689
MBNA Corp.	2,446,617	51,599
Providian Financial Corp. (a)	561,281	10,002
SLM Corp.	823,078	39,730
		257,989
Diversified Financial Services - 3.6%
CIT Group, Inc.	403,758	17,127
Citigroup, Inc.	10,006,019	471,384
JPMorgan Chase & Co.	6,804,969	243,278
Moody's Corp.	525,342	22,732
Principal Financial Group, Inc.	573,571	22,880
		777,401
Insurance - 4.1%
ACE Ltd.	544,210	23,521
AFLAC, Inc.	961,000	39,930
Allstate Corp.	1,300,611	75,696
AMBAC Financial Group, Inc.	208,088	15,014
American International Group, Inc.	4,987,484	277,055
Aon Corp.	605,979	15,107
Cincinnati Financial Corp.	319,464	12,609
Hartford Financial Services Group, Inc.	566,258	42,350
Jefferson-Pilot Corp.	261,425	13,176
Lincoln National Corp.	333,853	15,200
Loews Corp.	305,685	23,018
Marsh & McLennan Companies, Inc.	1,012,831	29,413
MBIA, Inc.	269,474	15,072
MetLife, Inc.	1,403,473	62,595
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Progressive Corp.	383,368	$ 36,830
Prudential Financial, Inc.	1,003,406	63,526
SAFECO Corp.	243,526	13,104
The Chubb Corp.	366,816	30,897
The St. Paul Travelers Companies, Inc.	1,281,951	48,560
Torchmark Corp.	207,014	10,920
UnumProvident Corp.	569,800	10,462
XL Capital Ltd. Class A	266,230	20,042
		894,097
Real Estate - 0.5%
Apartment Investment & Management Co. Class A	183,164	6,795
Archstone-Smith Trust	382,572	14,086
Equity Office Properties Trust	772,164	25,088
Equity Residential (SBI)	541,468	19,439
Plum Creek Timber Co., Inc.	351,969	12,337
ProLogis	352,149	14,382
Simon Property Group, Inc.	423,512	29,104
		121,231
Thrifts & Mortgage Finance - 1.7%
Countrywide Financial Corp.	1,111,441	41,312
Fannie Mae	1,853,436	109,798
Freddie Mac	1,317,449	85,687
Golden West Financial Corp., Delaware	540,740	33,861
MGIC Investment Corp.	185,322	11,368
Sovereign Bancorp, Inc.	717,676	16,019
Washington Mutual, Inc.	1,672,181	69,061
		367,106
TOTAL FINANCIALS		4,202,456
HEALTH CARE - 13.0%
Biotechnology - 1.2%
Amgen, Inc. (a)	2,398,823	150,118
Applera Corp. - Applied Biosystems Group	375,954	8,049
Biogen Idec, Inc. (a)	638,718	24,974
Chiron Corp. (a)	282,657	10,611
Genzyme Corp. (a)	474,638	29,613
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Gilead Sciences, Inc. (a)	828,989	$ 33,823
MedImmune, Inc. (a)	476,288	12,574
		269,762
Health Care Equipment & Supplies - 2.2%
Bausch & Lomb, Inc.	102,726	8,022
Baxter International, Inc.	1,186,669	43,788
Becton, Dickinson & Co.	484,306	27,823
Biomet, Inc.	483,853	18,236
Boston Scientific Corp. (a)	1,455,378	39,426
C.R. Bard, Inc.	200,553	13,688
Fisher Scientific International, Inc. (a)	224,592	14,028
Guidant Corp.	617,744	45,645
Hospira, Inc. (a)	298,905	11,382
Medtronic, Inc.	2,316,108	124,491
Millipore Corp. (a)	95,228	4,903
PerkinElmer, Inc.	248,055	4,745
St. Jude Medical, Inc. (a)	691,088	27,726
Stryker Corp.	717,512	34,907
Thermo Electron Corp. (a)	306,287	8,061
Waters Corp. (a)	231,394	8,990
Zimmer Holdings, Inc. (a)	472,388	36,175
		472,036
Health Care Providers & Services - 2.6%
Aetna, Inc.	563,681	43,973
AmerisourceBergen Corp.	201,840	13,033
Cardinal Health, Inc.	830,311	48,100
Caremark Rx, Inc. (a)	875,084	39,081
CIGNA Corp.	251,913	24,499
Express Scripts, Inc. (a)	145,689	13,460
HCA, Inc.	788,286	42,567
Health Management Associates, Inc. Class A	467,242	11,784
Humana, Inc. (a)	307,946	11,197
IMS Health, Inc.	444,166	10,904
Laboratory Corp. of America Holdings (a)	258,600	12,529
Manor Care, Inc.	165,037	6,413
McKesson Corp.	565,275	22,764
Medco Health Solutions, Inc. (a)	527,272	26,364
Quest Diagnostics, Inc.	174,793	18,353
Tenet Healthcare Corp. (a)	896,788	10,869
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.	2,456,732	$ 119,348
WellPoint, Inc. (a)	584,017	77,674
		552,912
Pharmaceuticals - 7.0%
Abbott Laboratories	2,985,209	144,006
Allergan, Inc.	252,010	19,483
Bristol-Myers Squibb Co.	3,741,880	94,894
Eli Lilly & Co.	2,169,043	126,455
Forest Laboratories, Inc. (a)	672,860	25,959
Johnson & Johnson	5,694,263	382,085
King Pharmaceuticals, Inc. (a)	462,562	4,376
Merck & Co., Inc.	4,228,190	137,162
Mylan Laboratories, Inc.	515,570	8,507
Pfizer, Inc.	14,286,364	398,590
Schering-Plough Corp.	2,824,421	55,076
Watson Pharmaceuticals, Inc. (a)	209,685	6,303
Wyeth	2,558,405	110,958
		1,513,854
TOTAL HEALTH CARE		2,808,564
INDUSTRIALS - 11.1%
Aerospace & Defense - 2.2%
General Dynamics Corp.	383,228	41,381
Goodrich Corp.	229,926	9,625
Honeywell International, Inc.	1,629,140	59,024
L-3 Communications Holdings, Inc.	220,514	15,608
Lockheed Martin Corp.	768,713	49,882
Northrop Grumman Corp.	689,872	38,440
Raytheon Co.	867,632	33,976
Rockwell Collins, Inc.	341,589	16,871
The Boeing Co.	1,594,008	101,857
United Technologies Corp.	980,759	104,647
		471,311
Air Freight & Logistics - 1.0%
FedEx Corp.	576,992	51,595
Ryder System, Inc.	122,730	4,509
United Parcel Service, Inc. Class B	2,143,196	157,846
		213,950
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - 0.1%
Delta Air Lines, Inc. (a)	267,760	$ 1,031
Southwest Airlines Co.	1,410,792	20,527
		21,558
Building Products - 0.2%
American Standard Companies, Inc.	345,027	14,767
Masco Corp.	857,873	27,469
		42,236
Commercial Services & Supplies - 0.7%
Allied Waste Industries, Inc. (a)	519,633	4,006
Avery Dennison Corp.	194,593	10,206
Cendant Corp.	2,020,547	42,856
Cintas Corp.	286,086	11,549
Equifax, Inc.	258,678	8,974
Monster Worldwide, Inc. (a)	231,140	6,097
Pitney Bowes, Inc.	442,030	19,719
R.R. Donnelley & Sons Co.	412,461	13,714
Robert Half International, Inc.	308,255	7,688
Waste Management, Inc.	1,088,569	32,102
		156,911
Construction & Engineering - 0.0%
Fluor Corp.	163,831	9,412
Electrical Equipment - 0.4%
American Power Conversion Corp.	344,279	8,765
Cooper Industries Ltd. Class A	177,435	12,232
Emerson Electric Co.	802,962	53,373
Rockwell Automation, Inc.	335,041	17,211
		91,581
Industrial Conglomerates - 4.6%
3M Co.	1,479,110	113,374
General Electric Co.	20,296,351	740,412
Textron, Inc.	258,811	20,004
Tyco International Ltd.	3,855,086	111,528
		985,318
Machinery - 1.4%
Caterpillar, Inc.	656,689	61,801
Cummins, Inc.	81,931	5,567
Danaher Corp.	526,957	29,051
Deere & Co.	472,744	31,272
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Dover Corp.	390,061	$ 14,772
Eaton Corp.	292,788	17,523
Illinois Tool Works, Inc.	526,065	44,416
Ingersoll-Rand Co. Ltd. Class A	331,882	25,691
ITT Industries, Inc.	176,709	16,787
Navistar International Corp. (a)	125,935	3,842
PACCAR, Inc.	332,604	23,532
Pall Corp.	237,445	6,931
Parker Hannifin Corp.	230,117	13,883
		295,068
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	724,528	35,806
CSX Corp.	412,889	17,168
Norfolk Southern Corp.	766,489	24,466
Union Pacific Corp.	499,784	33,466
		110,906
Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	159,725	8,687
TOTAL INDUSTRIALS		2,406,938
INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 2.6%
ADC Telecommunications, Inc. (a)	221,791	4,028
Andrew Corp. (a)	308,295	4,088
Avaya, Inc. (a)	919,177	8,410
CIENA Corp. (a)	1,095,788	2,389
Cisco Systems, Inc. (a)	12,377,798	239,882
Comverse Technology, Inc. (a)	378,485	8,906
Corning, Inc. (a)	2,699,483	42,328
JDS Uniphase Corp. (a)	2,766,422	4,233
Lucent Technologies, Inc. (a)	8,484,810	23,842
Motorola, Inc.	4,694,956	81,551
QUALCOMM, Inc.	3,151,511	117,425
Scientific-Atlanta, Inc.	291,183	9,696
Tellabs, Inc. (a)	884,666	7,272
		554,050
Computers & Peripherals - 3.5%
Apple Computer, Inc. (a)	1,564,800	62,138
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Dell, Inc. (a)	4,708,738	$ 187,832
EMC Corp. (a)	4,606,314	64,765
Gateway, Inc. (a)	572,442	1,981
Hewlett-Packard Co.	5,544,686	124,811
International Business Machines Corp.	3,126,316	236,193
Lexmark International, Inc. Class A (a)	242,474	16,595
NCR Corp. (a)	356,590	13,062
Network Appliance, Inc. (a)	701,126	20,164
QLogic Corp. (a)	175,873	5,631
Sun Microsystems, Inc. (a)	6,468,254	24,644
		757,816
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	827,665	19,872
Jabil Circuit, Inc. (a)	351,449	10,273
Molex, Inc.	321,109	8,506
Sanmina-SCI Corp. (a)	1,002,293	5,142
Solectron Corp. (a)	1,859,483	6,787
Symbol Technologies, Inc.	464,642	5,348
Tektronix, Inc.	171,143	3,880
		59,808
Internet Software & Services - 0.4%
Yahoo!, Inc. (a)	2,496,919	92,885
IT Services - 1.1%
Affiliated Computer Services, Inc. Class A (a)	242,558	12,548
Automatic Data Processing, Inc.	1,116,570	48,906
Computer Sciences Corp. (a)	365,937	16,947
Convergys Corp. (a)	272,131	3,709
Electronic Data Systems Corp.	991,239	19,527
First Data Corp.	1,535,534	58,089
Fiserv, Inc. (a)	370,080	15,913
Paychex, Inc.	681,008	19,668
Sabre Holdings Corp. Class A	251,858	5,055
SunGard Data Systems, Inc. (a)	553,158	19,200
Unisys Corp. (a)	645,893	4,676
		224,238
Office Electronics - 0.1%
Xerox Corp. (a)	1,833,271	24,877
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices, Inc. (a)	754,370	12,372
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Altera Corp. (a)	712,914	$ 15,820
Analog Devices, Inc.	713,324	26,450
Applied Materials, Inc.	3,193,708	52,409
Applied Micro Circuits Corp. (a)	589,942	1,693
Broadcom Corp. Class A (a)	556,944	19,766
Freescale Semiconductor, Inc. Class B (a)	768,938	15,533
Intel Corp.	11,924,059	321,115
KLA-Tencor Corp.	376,368	17,091
Linear Technology Corp.	588,015	22,033
LSI Logic Corp. (a)	737,103	5,425
Maxim Integrated Products, Inc.	625,625	24,650
Micron Technology, Inc. (a)	1,175,417	12,906
National Semiconductor Corp.	680,374	13,689
Novellus Systems, Inc. (a)	267,684	7,134
NVIDIA Corp. (a)	318,280	8,654
PMC-Sierra, Inc. (a)	344,260	3,019
Teradyne, Inc. (a)	371,841	4,838
Texas Instruments, Inc.	3,296,135	91,105
Xilinx, Inc.	667,372	18,520
		694,222
Software - 3.8%
Adobe Systems, Inc.	931,912	30,809
Autodesk, Inc.	439,469	17,394
BMC Software, Inc. (a)	424,207	7,220
Citrix Systems, Inc. (a)	324,548	8,166
Computer Associates International, Inc.	1,019,148	27,792
Compuware Corp. (a)	741,704	5,081
Electronic Arts, Inc. (a)	589,665	30,981
Intuit, Inc. (a)	355,054	15,345
Mercury Interactive Corp. (a)	161,660	7,294
Microsoft Corp.	19,376,083	499,903
Novell, Inc. (a)	725,686	4,245
Oracle Corp. (a)	8,604,366	110,308
Parametric Technology Corp. (a)	517,958	3,118
Siebel Systems, Inc. (a)	985,789	9,089
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Symantec Corp. (a)	1,358,690	$ 30,720
VERITAS Software Corp. (a)	808,335	20,103
		827,568
TOTAL INFORMATION TECHNOLOGY		3,235,464
MATERIALS - 2.9%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	435,828	26,250
Dow Chemical Co.	1,825,990	82,699
E.I. du Pont de Nemours & Co.	1,909,153	88,795
Eastman Chemical Co.	149,226	8,772
Ecolab, Inc.	422,829	13,670
Engelhard Corp.	233,969	6,879
Great Lakes Chemical Corp.	98,494	3,339
Hercules, Inc. (a)	214,404	2,972
International Flavors & Fragrances, Inc.	169,630	6,292
Monsanto Co.	509,888	29,064
PPG Industries, Inc.	331,665	21,688
Praxair, Inc.	618,031	28,967
Rohm & Haas Co.	372,310	17,368
Sigma Aldrich Corp.	131,831	7,898
		344,653
Construction Materials - 0.1%
Vulcan Materials Co.	197,081	11,811
Containers & Packaging - 0.2%
Ball Corp.	210,535	7,906
Bemis Co., Inc.	204,990	5,568
Pactiv Corp. (a)	284,226	6,495
Sealed Air Corp. (a)	160,017	8,287
Temple-Inland, Inc.	238,447	8,517
		36,773
Metals & Mining - 0.6%
Alcoa, Inc.	1,668,870	45,226
Allegheny Technologies, Inc.	171,406	3,644
Freeport-McMoRan Copper & Gold, Inc. Class B	342,747	12,099
Newmont Mining Corp.	850,035	31,655
Nucor Corp.	305,941	16,203
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Phelps Dodge Corp.	185,096	$ 16,177
United States Steel Corp.	218,603	8,694
		133,698
Paper & Forest Products - 0.4%
Georgia-Pacific Corp.	497,565	16,489
International Paper Co.	938,924	30,243
Louisiana-Pacific Corp.	212,102	5,341
MeadWestvaco Corp.	388,053	11,129
Weyerhaeuser Co.	464,814	29,818
		93,020
TOTAL MATERIALS		619,955
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.7%
ALLTEL Corp.	626,293	36,431
AT&T Corp.	1,532,576	28,797
BellSouth Corp.	3,507,236	93,854
CenturyTel, Inc.	257,690	8,450
Citizens Communications Co.	642,354	8,762
Qwest Communications International, Inc. (a)	3,200,359	12,545
SBC Communications, Inc.	6,325,741	147,896
Sprint Corp.	2,830,232	67,048
Verizon Communications, Inc.	5,304,196	187,662
		591,445
Wireless Telecommunication Services - 0.3%
Nextel Communications, Inc. Class A (a)	2,157,561	65,115
TOTAL TELECOMMUNICATION SERVICES		656,560
UTILITIES - 3.2%
Electric Utilities - 2.0%
Allegheny Energy, Inc. (a)	310,357	7,504
Ameren Corp.	373,989	20,412
American Electric Power Co., Inc.	734,091	26,200
CenterPoint Energy, Inc.	554,079	6,793
Cinergy Corp.	366,518	15,112
Consolidated Edison, Inc.	464,490	21,139
DTE Energy Co.	333,111	15,836
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Edison International	623,895	$ 22,928
Entergy Corp.	408,151	29,317
Exelon Corp.	1,273,036	59,642
FirstEnergy Corp.	631,604	27,980
FPL Group, Inc.	749,081	30,450
PG&E Corp.	690,746	24,708
Pinnacle West Capital Corp.	185,500	8,184
PPL Corp.	362,151	20,827
Progress Energy, Inc.	473,071	20,924
Southern Co.	1,422,445	48,292
TECO Energy, Inc.	395,478	6,992
Xcel Energy, Inc.	767,684	14,148
		427,388
Gas Utilities - 0.2%
KeySpan Corp.	331,170	13,161
Nicor, Inc.	84,472	3,337
NiSource, Inc.	519,404	12,518
Peoples Energy Corp.	72,601	3,104
		32,120
Independent Power Producers & Energy Traders - 0.6%
AES Corp. (a)	1,242,387	18,499
Calpine Corp. (a)	1,023,142	3,049
Constellation Energy Group, Inc.	338,644	18,101
Duke Energy Corp.	1,796,089	49,357
Dynegy, Inc. Class A (a)	634,148	2,949
TXU Corp.	460,001	36,929
		128,884
Multi-Utilities - 0.4%
CMS Energy Corp. (a)	412,595	5,459
Dominion Resources, Inc.	652,198	45,856
Public Service Enterprise Group, Inc.	456,416	25,331
Sempra Energy	455,745	18,079
		94,725
TOTAL UTILITIES		683,117
TOTAL COMMON STOCKS (Cost $15,438,282)		20,909,006
U.S. Treasury Obligations - 0.2%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 2.51% to 2.71% 6/9/05 (d) (Cost $48,968)	$ 49,000	$ 48,972
Money Market Funds - 3.7%
	Shares
Fidelity Cash Central Fund, 3.05% (b)	611,440,091	611,440
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	185,807,322	185,807
TOTAL MONEY MARKET FUNDS (Cost $797,247)		797,247
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $16,284,497)		21,755,225
NET OTHER ASSETS - (0.7)%		(152,230)
NET ASSETS - 100%		$ 21,602,995
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
2,330 S&P 500 Index Contracts	June 2005	$ 694,515	$ 9,965
The face value of futures purchased as a percentage of net assets - 3.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $38,778,000.
Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $16,452,731,000. Net unrealized appreciation aggregated $5,302,494,000, of which $7,388,976,000 related to appreciated investment securities and $2,086,482,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 22, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	July 22, 2005